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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811 - 02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626 - 1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/07

Item 1. Reports to Stockholders.

                                                           CASH MANAGEMENT CLASS
                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.



                                  [COVER IMAGE]

ANNUAL

Inside This Report

Letters to Shareholders ..................    2
Fund Data ................................    4
Fund Objectives and Strategies ...........    4
Fund Composition by Maturity .............    5
Schedule of Investments ..................    6
Financial Statements .....................   31
Notes to Financial Statements ............   37
Financial Highlights .....................   47
Auditor's Report .........................   51
Fund Expenses ............................   52
Approval of Advisory Agreement ...........   53
Tax Information ..........................   57
Trustees and Officers ....................   58

                                                        [AIM INVESTMENTS LOGO]
                                                       --REGISTERED TRADEMARK--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the Cash
                                             Management Class of AIM Short-Term Investments Trust, part of AIM Cash Management, for
   [KELLEY                                   the fiscal year ended August 31, 2007. Thank you for investing with us.
    PHOTO]
                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide
Karen Dunn Kelley                            competitive returns and maintain a relatively short maturity structure.

                                                Each Portfolio continues to maintain the highest credit quality rating given by the three most widely known Nationally Recognized Statistical Rating Organizations: AAAm
                                             from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             Market conditions affecting money market funds

                                             During the fiscal year covered by this report:

                                             o  The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of 3.8%
                                                in the second quarter of 2007.(1)

                                             o  One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%(2)
                                                excluding food and energy, near the top end of the U.S. Federal Reserve Board's (the
                                                Fed) assumed "comfort zone" for inflation.(3)

                                                After raising the federal funds target rate at 17 consecutive meetings from June
                                             2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25% throughout the fiscal year. In a statement following its early August meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4) It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations.
                                             When consumers and companies can't borrow money easily, the economy tends to slow.

                                                While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             IN CONCLUSION

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,


                                             /S/ KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources: (1) Bureau of Economic Analysis; (2) Bureau of Labor Statistics; (3)
                                             BusinessWeek; (4) U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards.
    PHOTO]
                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO
                                             PLC, the parent company of AIM Investments --REGISTERED TRADEMARK-- (AIM), and Phil
Bruce L. Crockett                            Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than
                                             30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as Director of
                                             AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab, then select the "Investment Advisory Agreement Renewals" link.

                                                Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world.
                                             INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.),
                                             Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities.
                                             Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash
                                             Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

Short-Term Investments Trust

====================================================================================================================================
FUND DATA

CASH MANAGEMENT CLASS DATA AS OF 8/31/07

FUND                                             YIELDS                 WEIGHTED AVERAGE MATURITY          TOTAL NET ASSETS
                                                                         Range During
                                            7-Day     Monthly              Reporting    At Fiscal
                                          SEC Yield    Yield                Period      Year-End

Liquid Assets                               5.26%      5.20%              29-59 days     32 days             $3.39 billion
STIC Prime                                  5.24       5.21               11-21 days     20 days             2.14 billion
Treasury                                    4.69       4.50               9-52 days      37 days             2.83 billion
Government & Agency                         5.03       5.01               21-47 days     32 days             730.31 million
Government TaxAdvantage                     4.88       4.89               14-43 days     36 days             93.30 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 5.18%, 5.15%, 4.59%, 4.97% and 4.61% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government
TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

====================================================================================================================================

====================================================================================================================================
Fund Objectives and Strategies

Liquid Assets Portfolio                                       Government & Agency Portfolio

Liquid Assets Portfolio seeks to provide as high a level of   Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of      consistent with the preservation of capital and the maintenance of
capital and liquidity.                                        liquidity.

     The Fund invests primarily in short-term money market         The Fund invests in direct obligations of the U.S. Treasury and
instruments that blend top-tier, high quality U.S.            other securities issued or guaranteed as to payment of principal and
dollar-denominated obligations, which include commercial      interest by the U.S. government or by its agencies or
paper, certificates of deposit, master and promissory         instrumentalities, as well as repurchase agreements secured by such
notes, municipal securities and repurchase agreements.        obligations. Securities purchased by the portfolio have maturities of
                                                              397 days or less.
STIC Prime Portfolio
                                                              Government TaxAdvantage Portfolio
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the           Government TaxAdvantage Portfolio seeks to maximize current income
maintenance of liquidity.                                     consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S.
dollar-denominated commercial paper and other commercial           The Fund may invest in direct obligations of the U.S. Treasury
instruments with maturities of 60 days or less, including     and in U.S. government agency securities with maturities of 397 days
certificates of deposit, repurchase agreements and master     or less. This is intended to provide shareholders with dividends
notes.                                                        exempt from state and local income taxes in some jurisdictions.
                                                              Investors residing in states with state income tax may find it more
Treasury Portfolio                                            profitable to invest in this Fund than in a fund not designed to comply with state tax considerations. This does not constitute tax
Treasury Portfolio seeks to maximize current income           advice. Please consult your tax advisor for your particular situation.
consistent with the preservation of capital and the
maintenance of liquidity.

     The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

===========================================================================      ===================================================
FUND COMPOSITION BY MATURITY                                                     FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/07                                                           IN DAYS, AS OF 8/31/07

                    LIQUID                      GOVERNMENT      GOVERNMENT       STIC PRIME PORTFOLIO
                    ASSETS        TREASURY       & AGENCY      TAXADVANTAGE
                  PORTFOLIO*     PORTFOLIO     PORTFOLIO**     PORTFOLIO**         1-7              40.3%
                                                                                  8-14              12.2
1-7                  42.9%         80.0%          80.1%            59.7%         15-21              10.7
8-30                 22.9           0.0            4.3             11.2          22-28               8.1
31-90                28.2           0.0            3.2             16.0          29-35               6.9
91-180                4.2          14.1            5.0             11.2          36-42               5.1
181+                  1.8           5.9            7.4              1.9          43-60              16.7
===========================================================================      ===================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

====================================================================================================================================

====================================================================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

====================================================================================================================================

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-46.44%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-1.46%

Amstel Funding Corp. (Acquired 08/10/07; Cost
  $151,978,749)
  5.75%(b)(c)                                  09/13/07   $    152,735   $   152,442,258
----------------------------------------------------------------------------------------
Atlantis One Funding Corp. (Acquired
  07/31/07; Cost $115,346,362)
  5.26%(b)(c)                                  10/31/07        116,918       115,893,019
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Acquired 08/15/07; Cost $86,322,575)
  5.66%(b)                                     11/05/07         87,450        86,556,310
========================================================================================
                                                                             354,891,587
========================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.88%

Old Line Funding, LLC (Acquired 08/06/07;
  Cost $89,492,700)
  5.34%(b)                                     09/13/07         90,000        89,839,800
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $123,720,625)
  5.34%(b)                                     10/15/07        125,000       124,184,167
========================================================================================
                                                                             214,023,967
========================================================================================

ASSET-BACKED SECURITIES- FULLY BACKED-1.43%

Curzon Funding Ltd./LLC (CEP-American
  Insurance Group, Inc.)
  (Acquired 07/31/07; Cost $98,626,556)
  5.26%(b)                                     11/02/07        100,000        99,094,111
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $98,582,722)
  5.26%(b)                                     11/05/07        100,000        99,050,278
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $47,852,167)
  5.26%(b)                                     11/06/07        150,000       148,553,500
========================================================================================
                                                                             346,697,889
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-10.90%

Concord Minutemen Capital Co., LLC- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 04/18/07; Cost $50,007,916)
  5.19%(b)                                     10/18/07   $     51,363   $    51,014,973
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $48,887,778)
  5.20%(b)                                     09/14/07         50,000        49,906,111
----------------------------------------------------------------------------------------
  (Acquired 06/18/07; Cost $59,323,598)
  5.26%(b)                                     09/17/07         60,123        59,982,446
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $96,270,139)
  5.13%(b)                                     02/07/08        100,000        97,736,458
----------------------------------------------------------------------------------------
  (Acquired 04/04/07; Cost $194,769,250)
  5.15%(b)                                     10/04/07        200,000       199,056,750
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $116,874,733)
  5.18%(b)                                     10/10/07        120,000       119,326,600
----------------------------------------------------------------------------------------
Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 03/16/07; Cost $121,704,687)
  5.13%(b)                                     09/17/07        125,000       124,715,000
----------------------------------------------------------------------------------------
  (Acquired 03/16/07; Cost $150,901,865)
  5.15%(b)                                     09/17/07        155,000       154,645,567
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $211,989,045)
  5.48%(b)                                     11/13/07        215,000       212,610,872
----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/17/07; Cost $78,962,601)
  5.16%(b)                                     12/03/07         81,293        80,209,364
----------------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $116,816,800)
  5.19%(b)                                     10/17/07        120,000       119,204,200
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
  (Acquired 08/01/07; Cost $123,243,333)
  5.27%(b)                                     11/05/07   $    125,000   $   123,810,590
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $174,146,583)
  5.32%(b)                                     09/04/07        175,000       174,922,417
----------------------------------------------------------------------------------------
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 07/10/07; Cost $31,017,193)
  5.25%(b)                                     10/10/07         31,439        31,260,191
----------------------------------------------------------------------------------------
  (Acquired 07/09/07; Cost $149,161,691)
  5.26%(b)                                     10/10/07        119,772       119,089,499
----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
  of America, N.A.)
  (Acquired 08/06/07; Cost $99,525,333)
  5.34%(b)                                     09/07/07        100,000        99,911,000
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $81,832,356)
  6.00%(b)                                     09/10/07         82,161        82,037,759
----------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 05/02/07; Cost $145,395,417)
  5.14%(b)(c)                                  12/04/07        150,000       147,986,833
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)
  (Acquired 07/24/07; Cost $146,433,517)
  5.28%(b)                                     09/05/07        147,362       147,275,629
----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank, N.A.)
  (Acquired 07/13/07; Cost $99,212,500)
  5.25%(b)                                     09/05/07        100,000        99,941,667
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $149,033,125)
  5.95%(b)                                     09/25/07        150,000       149,405,000
========================================================================================
                                                                           2,642,491,314
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-0.69%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 07/19/07; Cost $32,630,398)
  5.26%(b)                                     10/19/07   $     33,075   $    32,843,034
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $132,709,133)
  5.61%(b)                                     11/16/07        134,682       133,086,916
========================================================================================
                                                                             165,929,950
========================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-14.67%

Amsterdam Funding Corp.
  (Acquired 08/03/07; Cost $114,420,017)
  5.34%(b)                                     09/06/07        115,000       114,914,708
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $198,977,778)
  5.75%(b)                                     09/14/07        200,000       199,584,722
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $49,731,875)
  5.85%(b)                                     09/17/07         50,000        49,870,000
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/03/07; Cost $179,822,177)
  5.32%(b)                                     09/17/07        181,026       180,597,974
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $105,004,530)
  5.36%(b)                                     09/10/07        105,523       105,381,599
----------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $52,855,184)
  5.26%(b)                                     09/06/07         53,252        53,213,096
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $74,589,146)
  5.33%(b)                                     09/12/07         75,000        74,877,854
----------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $99,416,667)
  6.00%(b)                                     09/20/07        100,000        99,683,333
----------------------------------------------------------------------------------------
Chariot Funding, LLC/Ltd.
  (Acquired 08/03/07; Cost $101,016,799)
  5.31%(b)                                     09/27/07        101,843       101,452,432
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $198,930,000)
  5.35%(b)                                     09/11/07        200,000       199,703,333
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $99,582,333)
  5.37%(b)                                     09/04/07        100,000        99,955,250
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/03/07; Cost $98,537,500)
  5.27%(b)                                     10/11/07   $    100,000   $    99,415,000
----------------------------------------------------------------------------------------
  (Acquired 07/13/07; Cost $123,977,222)
  5.26%(b)                                     09/07/07        125,000       124,890,417
----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  (Acquired 08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07         50,000        49,896,181
----------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/25/07; Cost $49,655,660)
  5.28%(b)                                     09/10/07         50,000        49,934,062
----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  (Acquired 06/18/07; Cost $37,073,425)
  5.26%(b)                                     09/17/07         37,573        37,485,163
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $198,701,667)
  5.70%(b)                                     09/24/07        200,000       199,271,667
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $99,287,500)
  5.70%(b)                                     09/28/07        100,000        99,572,500
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/06/07; Cost $99,157,667)
  5.32%(b)                                     10/02/07        100,000        99,541,889
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $197,340,000)
  5.32%(b)                                     11/06/07        200,000       198,049,333
----------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  (Acquired 07/09/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/09/07        100,000        99,444,778
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $158,604,029)
  5.36%(b)(c)                                  09/05/07        159,268       159,173,147
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $74,724,479)
  5.75%(b)(c)                                  09/06/07         75,000        74,940,104
----------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/03/07; Cost $111,968,500)
  5.32%(b)                                     09/04/07        112,500       112,450,172
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $268,672,425)
  5.71%(b)                                     09/14/07        270,000       269,443,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp.
  (Acquired 08/03/07; Cost $48,703,393)
  5.32%(b)                                     09/13/07   $     49,000   $    48,913,188
----------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $32,839,070)
  5.32%(b)                                     09/05/07         33,000        32,980,493
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $149,113,542)
  5.75%(b)                                     09/19/07        150,000       149,568,750
----------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $199,065,556)
  5.80%(b)                                     09/11/07        200,000       199,677,778
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $74,552,917)
  5.80%(b)                                     09/21/07         75,000        74,758,333
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $99,483,333)
  6.00%(b)                                     09/17/07        100,000        99,733,333
========================================================================================
                                                                           3,558,373,864
========================================================================================

ASSET-BACKED SECURITIES- SECURITIES-10.48%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $9,867,039)
  5.26%(b)                                     10/30/07         10,000         9,913,794
----------------------------------------------------------------------------------------
  (Acquired 06/19/07; Cost $74,001,844)
  5.27%(b)                                     09/18/07         75,000        74,813,531
----------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
  (Acquired 06/20/07; Cost $98,598,667)
  5.26%(b)(c)                                  09/24/07        100,000        99,664,264
----------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd./LLC
  (Acquired 08/02/07; Cost $246,629,861)
  5.28%(b)(c)                                  11/02/07        250,000       247,728,819
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $248,728,125)
  5.55%(b)(c)                                  09/11/07        250,000       249,614,583
----------------------------------------------------------------------------------------
Dorada Finance Inc.
  (Acquired 08/09/07; Cost $147,764,250)
  5.42%(b)(c)                                  11/16/07        150,000       148,283,667
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Five Finance Inc.
  (Acquired 06/20/07; Cost $59,132,100)
  5.26%(b)(c)                                  09/27/07   $     60,000   $    59,772,067
----------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $24,646,017)
  5.26%(b)(c)                                  10/30/07         25,000        24,784,691
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $172,545,333)
  5.26%(b)(c)                                  11/05/07        175,000       173,337,986
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,552,125)
  5.27%(b)(c)                                  11/09/07        100,000        98,990,875
----------------------------------------------------------------------------------------
Galaxy Funding Inc.
  (Acquired 08/01/07; Cost $49,327,889)
  5.26%(b)                                     11/01/07         50,000        49,554,361
----------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 03/16/07; Cost $90,649,735)
  5.14%(b)(c)                                  09/12/07         93,000        92,853,938
----------------------------------------------------------------------------------------
  (Acquired 04/10/07; Cost $97,441,250)
  5.18%(b)(c)                                  10/05/07        100,000        99,511,250
----------------------------------------------------------------------------------------
  (Acquired 05/22/07; Cost $72,102,866)
  5.19%(b)(c)                                  11/16/07         74,000        73,189,988
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $19,838,361)
  5.29%(b)(c)                                  09/25/07         20,000        19,929,467
----------------------------------------------------------------------------------------
Newport Funding Corp.
  (Acquired 07/12/07; Cost $99,121,667)
  5.27%(b)                                     09/10/07        100,000        99,868,250
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,000,896)
  5.27%(b)                                     10/31/07         75,000        74,341,250
----------------------------------------------------------------------------------------
Perry Global Funding, Ltd./LLC
  (Acquired 04/24/07; Cost $97,765,417)
  5.19%(b)                                     09/26/07        100,000        99,639,583
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $72,437,021)
  5.19%(b)                                     11/14/07         74,455        73,660,689
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Sigma Finance Inc.
  (Acquired 04/05/07; Cost $97,387,167)
  5.14%(b)(c)                                  10/05/07   $    100,000   $    99,514,556
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $48,767,612)
  5.19%(b)(c)                                  11/01/07         50,000        49,560,376
----------------------------------------------------------------------------------------
  (Acquired 07/12/07; Cost $73,895,312)
  5.25%(b)(c)                                  10/25/07         75,000        74,409,375
----------------------------------------------------------------------------------------
  (Acquired 07/10/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/10/07        100,000        99,430,167
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 07/10/07; Cost $49,329,167)
  5.25%(b)(c)                                  10/10/07         50,000        49,715,625
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (Acquired 08/03/07; Cost $99,541,889)
  5.32%(b)(c)                                  09/06/07        100,000        99,926,111
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $199,009,778)
  5.57%(b)(c)                                  09/14/07        200,000       199,597,722
========================================================================================
                                                                           2,541,606,985
========================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-0.56%

Ciesco, LLC
  (Acquired 07/13/07; Cost $74,419,208)
  5.26%(b)                                     09/04/07         75,000        74,967,125
----------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $24,810,056)
  5.26%(b)                                     09/07/07         25,000        24,978,083
----------------------------------------------------------------------------------------
  (Acquired 07/03/07; Cost $35,473,500)
  5.27%(b)                                     10/11/07         36,000        35,789,400
========================================================================================
                                                                             135,734,608
========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.00%

PACCAR Financial Corp.
  5.22%                                        09/04/07            400           399,826
========================================================================================

CONSUMER FINANCE-0.41%

American Express Credit Corp.
  5.27%                                        10/17/07        100,000        99,326,611
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

DIVERSIFIED BANKS-3.57%

Bank of America Corp.
  5.40%                                        10/12/07   $    100,000   $    99,385,000
----------------------------------------------------------------------------------------
  5.40%                                        10/15/07         50,000        49,670,000
----------------------------------------------------------------------------------------
BNP Paribas Finance Inc.
  5.50%                                        09/13/07         13,000        12,976,167
----------------------------------------------------------------------------------------
  5.27%                                        09/14/07         18,000        17,965,778
----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.28%                                        11/06/07        150,000       148,548,000
----------------------------------------------------------------------------------------
  5.28%                                        11/26/07        200,000       197,477,333
----------------------------------------------------------------------------------------
Dexia Delaware LLC
  5.29%(c)                                     09/13/07         13,000        12,977,077
----------------------------------------------------------------------------------------
  5.39%(c)                                     09/24/07         50,000        49,827,819
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.41%(c)                                     11/26/07        100,000        98,708,806
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.39%(c)                                     09/13/07         19,900        19,864,246
----------------------------------------------------------------------------------------
Rabobank USA Financial Corp.
  5.47%(c)                                     09/06/07         38,000        37,971,131
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  5.30%(c)                                     09/21/07         18,000        17,947,050
----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  5.25%(c)                                     09/04/07          4,000         3,998,250
----------------------------------------------------------------------------------------
  5.46%(c)                                     10/09/07        100,000        99,423,667
========================================================================================
                                                                             866,740,324
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.00%

General Electric Capital Corp.
  5.25%                                        10/18/07            100            99,315
========================================================================================

REGIONAL BANKS-1.39%

Bank of Ireland
  (Acquired 08/20/07; Cost $148,660,000)
  5.36%(b)(c)                                  10/19/07        150,000       148,928,000
----------------------------------------------------------------------------------------
Danske Corp.
  5.42%(c)                                     09/12/07         38,000        37,937,068
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 04/05/07; Cost $146,685,792)
  5.17%(b)(c)                                  09/10/07        150,000       149,806,313
========================================================================================
                                                                             336,671,381
========================================================================================
    Total Commercial Paper (Cost
      $11,262,987,621)                                                    11,262,987,621
========================================================================================

TIME DEPOSITS-10.66%

Danske Bank (United Kingdom)
  5.35%(c)(d)                                  09/04/07        115,000       115,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Cayman Islands)
  5.13%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

TIME DEPOSITS-(CONTINUED)

Dexia Bank S.A. (Cayman Islands)
  5.22%(c)(d)                                  09/04/07   $    500,000   $   500,000,000
----------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  4.75%(c)(d)                                  09/04/07        370,026       370,026,632
----------------------------------------------------------------------------------------
LaSalle Bank N.A. (Cayman Islands)
  4.50%(c)(d)                                  09/04/07        300,000       300,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Cayman Islands)
  5.00%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.88%(c)(d)                                  09/04/07        300,000       300,000,000
========================================================================================
    Total Time Deposits (Cost $2,585,026,632)                              2,585,026,632
========================================================================================

CERTIFICATES OF DEPOSIT-8.47%

Allied Irish Banks, PLC
  5.58%                                        12/04/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Bank of Ireland
  5.48%                                        10/12/07         75,000        74,999,859
----------------------------------------------------------------------------------------
Bank of Montreal
  5.49%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.48%                                        11/26/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.26%                                        05/19/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC, (United Kingdom)
  5.50%(c)                                     09/28/07        200,000       200,000,000
----------------------------------------------------------------------------------------
CALYON S.A.
  5.37%(e)                                     11/09/07        190,000       190,000,000
----------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.44%                                        09/24/07         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G.
  5.40%                                        01/09/08         90,000        90,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  5.31%                                        02/19/08        150,000       150,003,422
----------------------------------------------------------------------------------------
  5.48%                                        09/28/07        100,000       100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.26%                                        04/11/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.26%                                        04/10/08        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.30%                                        10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A.
  (United Kingdom)
  5.30%(c)                                     10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Toronto Dominion Bank
  5.48%                                        11/23/07   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
  5.49%                                        10/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UBS A.G.
  5.47%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  5.52%                                        11/28/07        100,000       100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,055,003,281)                                                      2,055,003,281
========================================================================================

MEDIUM-TERM NOTES-5.76%

Abbey National Treasury Services PLC (United
  Kingdom)
  (Acquired 08/31/07; Cost $149,976,855)
  5.54%(b)(c)(e)                               02/25/08        150,000       149,976,855
----------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate MTN
  (Acquired 05/16/07; Cost $75,004,725)
  5.33%(b)(e)                                  06/16/08         75,000        75,003,448
----------------------------------------------------------------------------------------
Allstate Life Global Funding Floating Rate
  MTN
  5.51%(e)                                     08/27/08         50,000        50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  5.40%(b)(e)                                  09/05/08        140,000       140,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/18/03-12/10/03; Cost
  $130,000,000)
  5.69%(b)(e)                                  09/15/08        130,000       130,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $100,000,000)
  5.35%(b)(c)(e)                               07/23/08        100,000       100,000,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  5.75%                                        09/22/08         15,000        15,060,000
----------------------------------------------------------------------------------------
MBIA Global Funding, LLC
  (Acquired 06/05/07; Cost $100,023,607)
  5.35%(b)(e)                                  06/05/08        100,000       100,018,281
----------------------------------------------------------------------------------------
MetLife of Connecticut Institutional Funding
  Ltd.
  5.62%(e)                                     04/30/08        270,000       270,562,410
----------------------------------------------------------------------------------------
New York Life Funding
  (Acquired 08/31/07; Cost $75,172,275)
  5.81%(b)(e)                                  04/14/08         75,000        75,172,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Canada Floating Rate Yankee MTN
  5.40%(c)(e)                                  08/08/08   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  5.52%(b)(c)(e)                               08/20/08         60,000        60,000,000
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate MTN
  5.51%(c)(e)                                  09/12/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 01/23/07; Cost $30,001,500)
  5.31%(b)(c)(e)                               08/05/08         30,000        30,001,316
========================================================================================
    Total Medium-Term Notes (Cost
      $1,395,794,585)                                                      1,395,794,585
========================================================================================

VARIABLE RATE DEMAND NOTES-5.43%(E)(F)

INSURED-0.62%(G)

Aerospace Corp.; Series 2006, Taxable Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.56%(d)                                     06/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P,
  Taxable Home Mortgage RB (INS-Financial
  Security Assurance Inc.)
  5.52%(d)                                     08/01/29         20,500        20,500,000
----------------------------------------------------------------------------------------
  Series 1998 T,
  Taxable Home Mortgage RB (INS-Ambac
  Assurance Corp.) 5.68%(d)                    08/01/29          7,780         7,780,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1998 B-I,
  Taxable Student Loan RB (INS-MBIA Insurance
  Corp.)
  5.45%(d)                                     09/01/34         11,200        11,200,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.45%(d)          09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners II; Series 2001
  Tranche 1, Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 11/14/02; Cost $25,000,000)
  5.60%(b)(d)                                  09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of) Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  ACES (INS-MBIA Insurance Corp.)
  5.50%(d)                                     11/01/15   $      3,400   $     3,400,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency;
  Series 2006 B, Taxable RB (INS-Financial
  Security Assurance Inc.)
  5.55%(d)                                     05/01/28          8,775         8,775,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority;
  Series 2005 A-5, Taxable Student Loan RB
  (INS-Ambac Assurance Corp.)
  5.70%(d)                                     09/01/35         13,990        13,990,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida;
  Series 2002, Refunding Special Obligation
  Taxable RB (INS-Ambac Assurance Corp.)
  5.60%(d)                                     07/01/32         13,940        13,940,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska; (Riverfront
  Redevelopment Project);
  Series 2002 B,
  Special Obligation Taxable RB (INS-Ambac
  Assurance Corp.)
  5.56%(d)                                     02/01/13          1,300         1,300,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska;
  Series 2002 B,
  Special Tax Revenue
  Redevelopment Bonds
  (INS-Ambac Assurance Corp.)
  5.56%(d)                                     02/01/26         10,235        10,235,000
----------------------------------------------------------------------------------------
Orange (County of), California Board of
  Education (Esplanade Project);
  Series 2002, Taxable COP (INS-Financial
  Security Assurance Inc.)
  5.57%                                        06/01/32          6,700         6,700,000
========================================================================================
                                                                             149,820,000
========================================================================================

LETTER OF CREDIT ENHANCED-4.81%(H)

989 Market Street LLC; Series 2006,
  Incremental Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        03/01/26          7,600         7,600,000
----------------------------------------------------------------------------------------
A Mining Group LLC;
  Series 2006, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.83%(d)                                     06/01/29          2,885         2,885,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.59%(c)(d)                                  07/01/26   $      3,825   $     3,825,000
----------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical Center
  Hospital);
  Series 2006 B, Taxable IDR (LOC-Citizens
  Bank of Pennsylvania, N.A.)
  5.57%(d)                                     05/01/35          2,350         2,350,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project);
  Series 2002, RB, Taxable RB (LOC-Wells
  Fargo Bank, N.A.)
  5.64%(d)                                     08/01/25          1,800         1,800,000
----------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Floating Rate Notes
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     05/01/31         31,200        31,200,000
----------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     10/01/33         10,443        10,442,839
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board;
  Series 2006 A, Refunding Taxable IDR
  (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  07/01/26          5,640         5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
  Bonds (LOC-Citizens Bank of Pennsylvania,
  N.A.)
  5.72%(d)                                     02/01/15         12,900        12,900,000
----------------------------------------------------------------------------------------
Belk, Inc.;
  Series 1998, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     07/01/08         12,880        12,880,472
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     09/01/30          2,430         2,430,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Biola University;
  Series 2004 A,
  Taxable RB (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  10/01/34   $     12,300   $    12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B,
  Taxable RB (LOC-BNP Paribas)
  5.60%(c)(d)                                  10/01/34         12,300        12,300,000
----------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.;
  Series 2006, Taxable Bonds (LOC-Comerica
  Bank)
  5.62%                                        06/01/22          3,100         3,100,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project);
  Series 2001 I, Taxable PCR (LOC-Wachovia
  Bank, N.A.)
  5.53%(d)                                     12/01/36         26,790        26,790,000
----------------------------------------------------------------------------------------
California (State of) Access to Loans for
  Learning Student Loan Corp.;
  Series 2001-II-A-5,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.60%(d)                                     07/01/36         43,400        43,400,000
----------------------------------------------------------------------------------------
  Series 2001-II-A-6,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.56%                                        07/01/36          2,900         2,900,000
----------------------------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Villas at Hamilton
  Apartments)
  Series 2001, H H-T Multi-Family Housing
  Taxable RB (LOC-Federal National Mortgage
  Association)
  5.56%(d)                                     01/15/35            620           620,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/25          1,275         1,275,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        07/01/25          8,140         8,140,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC (Pinnacle
  Financial Project);
  Series 2007, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        02/01/32   $      7,270   $     7,270,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     12/02/19          7,493         7,493,000
----------------------------------------------------------------------------------------
  Series 2000 B,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     07/01/20          6,848         6,848,000
----------------------------------------------------------------------------------------
  Series 2000 C,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     09/01/20          6,170         6,170,000
----------------------------------------------------------------------------------------
  Series 2000 D,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     05/01/26          6,400         6,400,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Series 1998-A,, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     11/01/28          4,035         4,035,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Taxable
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.60%(d)                                     07/01/20         11,100        11,100,000
----------------------------------------------------------------------------------------
Chestnut Partnership (The);
  Series 1999, Taxable RB (LOC-LaSalle Bank,
  N.A.)
  5.60%(d)                                     01/02/29         19,415        19,415,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments);
  Series 2006 A, Refunding Multi-Family
  Housing Taxable RB (LOC-Federal National
  Mortgage Association)
  5.50%(d)                                     05/15/36          8,970         8,970,000
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project);
  Series 2004 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.67%(d)                                     08/01/30          3,625         3,625,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Conair Corp.;
  Series 2002, Taxable Economic Development
  Bonds (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     09/01/12   $      6,595   $     6,595,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated Loan
  Program;
  Series 2003 B, PARTs (LOC-Wells Fargo Bank,
  N.A.)
  5.64%(d)                                     02/02/43            255           255,000
----------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County of),
  Virginia Regional Industrial Facility
  Authority (Crane Creek Project);
  Series 2005, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%                                        01/01/26          7,200         7,200,000
----------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront Reclamation
  and Casino Development Project);
  Series 1999 A, Taxable RB (LOC-Deutsche
  Bank A.G.)
  5.61%(c)(d)                                  05/01/09         41,830        41,830,000
----------------------------------------------------------------------------------------
Dome Corp.;
  Series 1991, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.72%                                        08/31/16          9,400         9,400,000
----------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     12/01/15          8,000         8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     07/01/30          5,825         5,825,000
----------------------------------------------------------------------------------------
Florida Christian College, Inc.;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     11/01/36          6,500         6,500,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%                                        01/01/25         10,420        10,420,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States;
  Series 2001 A, Taxable (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     03/01/33         17,330        17,330,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001,
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     03/01/31   $      8,249   $     8,249,000
----------------------------------------------------------------------------------------
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.63%                                        03/01/31          8,500         8,500,000
----------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird, The
  Garvin School of International Management);
  Series 2005 B, Taxable Refunding RB
  (LOC-Bank of New York)
  5.60%(d)                                     07/01/35          6,300         6,300,000
----------------------------------------------------------------------------------------
Harvest Bible Chapel
  Series 2004, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     08/01/29         10,285        10,285,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe;
  Series 2005, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     06/01/25          6,120         6,120,000
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     05/15/31          6,825         6,825,000
----------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible Revenue
  RB (LOC-Fifth Third Bank)
  5.60%(d)                                     05/15/31          8,090         8,090,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1997 B, Taxable Student Loan RB
  (LOC-JPMorgan Chase Bank, N.A.)
  5.45%(d)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
Iowa Finance Authority (Windsor on the River,
  LLC);
  Series 2007 B, Multifamily Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.58%(d)                                     05/01/42         24,000        24,000,000
----------------------------------------------------------------------------------------
JPV Capital LLC;
  Series 1999 A, Taxable Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  5.78%(d)                                     12/01/39            858           857,953
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Kordsa Inc.;
  Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.73%(d)                                     06/01/26   $      9,000   $     9,000,000
----------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency;
  Series 2005 B, Taxable TAN (LOC-Wells Fargo
  Bank, N.A.)
  5.64%(d)                                     06/01/20          1,185         1,185,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.;
  Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $157,350,000)
  5.60%(b)(d)                                  02/01/41        157,350       157,350,000
----------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority;
  Series 2007, Taxable COP (LOC-Wells Fargo
  Bank, N.A.)
  5.40%(d)                                     12/01/17          3,075         3,075,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC;
  Series 2003, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
  Development Authority (PennSummit Tubular
  LLC Project);
  Series 2006 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        02/01/21          2,705         2,705,000
----------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC;
  Series 2006, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.51%(d)                                     07/01/35         22,000        22,000,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.);
  Series 2003 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.71%(d)                                     12/01/53          2,975         2,975,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.);
  Series 2001, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank)
  5.58%(d)                                     06/01/36         58,700        58,700,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B Taxable RB (LOC-Comerica
  Bank)
  5.62%(d)                                     01/01/35   $        750   $       750,000
----------------------------------------------------------------------------------------
  5.62%                                        01/01/35          8,625         8,625,000
----------------------------------------------------------------------------------------
Meharry Medical College;
  Series 2001, Unlimited Taxable GO (LOC-Bank
  of America, N.A.)
  5.60%(d)                                     08/01/16          8,965         8,965,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home Obligated Group);
  Series 2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  5.60%                                        11/01/28          7,695         7,695,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project);
  Series 2005, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.61%(d)                                     10/01/25         21,000        21,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) (Acquired 06/27/07; Cost
  $10,800,000)
  5.60%(b)(d)(e)                               08/01/20         10,800        10,800,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing, LLC Project);
  Series 2003, Taxable IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  5.51%(d)                                     12/01/27          7,330         7,330,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.)
  5.73%                                        06/01/15          9,555         9,555,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.);
  Series 2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     12/01/20          8,400         8,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Nashville (City of), & Davidson (County of)
  Tennessee Health and Educational Facilities
  Board (Weatherly Ridge Apartments Project);
  Series 2006 B, Multi-Family Housing Taxable
  RB (LOC-U.S. Bank N.A.)
  5.57%                                        12/01/41   $      1,900   $     1,900,000
----------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.61%                                        04/01/26          3,700         3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority Thermal Energy Facilities (Marina
  Energy LLC-2001 Project);
  Series B, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.57%(d)                                     09/01/21          7,700         7,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (66 West 38th Street);
  Series 2000 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33         17,700        17,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (Related-West 23rd Street);
  Series 2001 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33          8,000         8,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F, Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.59%(d)                                     09/15/07          1,600         1,600,000
----------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
  Authority;
  Series 2004 A, Taxable Refunding RB
  (LOC-Regions Bank)
  5.60%(d)                                     02/01/21         16,000        16,000,000
----------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     01/01/20          2,110         2,110,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project);
  Series 2005 B, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     05/01/27          3,270         3,270,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/14          2,900         2,900,000
----------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care Community,
  Inc.);
  Series 2006 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.60%(d)                                     04/01/15          6,390         6,390,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Racetrac Capital, LLC;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-Regions Bank)
  5.59%(d)                                     09/01/20   $     16,600   $    16,600,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-LaSalle Bank, N.A.)
  5.61%(d)                                     01/01/15          2,495         2,495,000
----------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
  Authority (1995 Old Manchester Project);
  Series 1995 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.40%(d)                                     12/01/25          1,590         1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
  Series 2002, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.62%(d)                                     12/01/22          4,500         4,500,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     05/01/14         11,975        11,975,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.61%(d)                                     06/01/18          1,200         1,200,000
----------------------------------------------------------------------------------------
  5.61%                                        06/01/18          4,000         4,000,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of Holland,
  LLC)
  Series 2005 A, Taxable RB (LOC-Federal Home
  Loan Bank of Indianapolis)
  5.71%(d)                                     07/01/40          4,135         4,135,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development, LLC)
  Series 2002 A, Taxable Floating Rate Notes
  (LOC-Comerica Bank)
  5.71%(d)                                     11/04/42          5,175         5,175,000
----------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     10/01/35         19,500        19,500,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Santa Rosa (City of), California (Rancheria
  Tachi Yokut Tribe);
  Series 2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     09/01/19   $     35,560   $    35,560,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design, Inc.;
  Series 2004, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     04/01/24         22,269        22,268,669
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
  Series 2003 D, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     07/01/54         10,000        10,000,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     11/01/52          9,730         9,730,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.71%(d)                                     10/01/53          5,660         5,660,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  5.63%(d)                                     10/01/35         17,800        17,800,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.);
  Series 2005 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     09/01/17          1,175         1,175,000
----------------------------------------------------------------------------------------
United Fuels, LLC;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     01/01/31          4,710         4,710,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation;
  Series 2001, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%(d)                                     07/01/26         13,705        13,705,000
----------------------------------------------------------------------------------------
Wake Forest University;
  Series 1997, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.65%(d)                                     07/01/17          2,400         2,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     05/01/44         15,280        15,280,000
----------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health Project);
  Series 2005 D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.)
  5.63%(d)                                     07/01/25          1,900         1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Young Men's Christian Association of
  Hunterdon County New Jersey;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     02/01/24   $      2,210   $     2,210,000
========================================================================================
                                                                           1,166,634,933
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,316,454,933)                                                      1,316,454,933
========================================================================================

ASSET-BACKED SECURITIES-2.84%

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-1.15%


RACERS Trust
  Series 2004-6-MM, Floating Rate Notes
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,103,007)
  5.55%(b)(e)                                  01/22/08        279,000       279,000,000
========================================================================================


ASSET-BACKED SECURITIES- SECURITIES-0.39%


Sigma Finance Inc.
  (Acquired 11/28/06; Cost $95,000,000)
  5.28%(b)(c)                                  12/03/07         95,000        95,000,000
========================================================================================


ASSET-BACKED SECURITIES-
  FULLY SUPPORTED MONOLINE-0.27%


Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM1, Class A,, Money Market
  Notes (CEP-Financial Security Assurance
  Inc.)
  (Acquired 09/07/05; Cost $64,485,091)
  5.50%(b)(e)(i)                               11/25/34         64,485        64,485,091
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- STRUCTURED-1.03%


Granite Master Issuer PLC; (United Kingdom)
  Series 2006-1A, Class A1, Floating Rate
  Bonds
  (Acquired 01/08/07; Cost $150,000,000)
  5.52%(b)(c)(e)                               01/20/08   $    150,000   $   150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgages PLC
  Series 15A, Class A1, Floating Rate Notes
  (Acquired 07/12/07; Cost $100,000,000)
  5.61%(b)(e)                                  06/15/08        100,000       100,000,000
========================================================================================
                                                                             250,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $688,485,091)                                                          688,485,091
========================================================================================


FUNDING AGREEMENTS-2.01%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/21/07; Cost $3,000,000)
  5.42%(b)(e)(j)                               10/12/07          3,000         3,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/06; Cost $125,000,000)
  5.56%(b)(e)(j)                               11/21/07        125,000       125,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/07; Cost $100,000,000)
  5.57%(b)(e)(j)                               08/27/08        100,000       100,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/04/07; Cost $259,000,000)
  5.42%(b)(e)(j)                               04/04/08        259,000       259,000,000
========================================================================================
    Total Funding Agreements (Cost
      $487,000,000)                                                          487,000,000
========================================================================================


MASTER NOTE AGREEMENTS-1.41%(K)

Lehman Brothers Inc.
  (Acquired 07/25/07; Cost $155,000,000)
  5.49%(b)(d)(e)(l)                                 --         155,000       155,000,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc
  (Acquired 08/08/07; Cost $188,000,000)
  5.51%(b)(d)(e)                               10/10/07        188,000       188,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $343,000,000)                                                          343,000,000
========================================================================================


U.S. TREASURY BILLS-0.51%(A)

U.S. Treasury Bills (Cost $122,493,750)
  4.01%                                        02/28/08        125,000       122,493,750
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.53%
  (Cost $20,256,245,893)                                                  20,256,245,893
________________________________________________________________________________________
========================================================================================



                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-18.18%(M)

Bank of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $500,297,222,
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%, 06/01/35)
  5.35%, 09/04/07                              140,083,222        140,000,000
-----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  Corporate obligations valued at
  $1,397,320,576;
  0%-6.75%, 10/19/08-01/25/47) 5.50%,
  09/04/07(c)                                  791,056,236        790,573,547
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655;
  4.00%-6.00%, 03/10/08-04/18/36)
  5.25%, 09/04/07                               88,051,333         88,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by Corporate obligations
  valued at $1,155,000,000;
  5.61%-6.12%, 12/31/10-11/12/47)
  5.47%, 09/17/07                              $918,776,472   $   915,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001;
  4.40%-6.41%, 12/01/13-05/01/37)
  5.40%, 09/04/07                               19,201,751         19,190,237
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by Corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51)
  5.48%, 09/04/07(c)                           734,500,381        734,053,832
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Open joint agreement,
  with no specified maturity date,
  (collateralized by Corporate obligations
  valued at $315,000,000; 0%-7.52%,
  12/18/09-12/27/49)
  5.44%(m)                                     $        --    $   150,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                              320,515,762        320,325,346
-----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                               94,295,886         94,240,389
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              140,083,689        140,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $50,027,500 (collateralized
  by U.S. Government obligations valued at
  $51,003,933; 2.38%, 01/15/17)
  4.95%, 09/04/07                               50,027,500         50,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by U.S.
  Government obligations valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                              $19,838,222    $    19,827,031
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 8/31/07, aggregate maturing
  value $1,200,730,667 (collateralized by
  Corporate obligations valued at
  $1,260,000,001; 0%-7.25%,
  06/15/11-07/15/56)
  5.48%, 09/04/07                              947,980,412        947,402,549
=============================================================================
    Total Repurchase Agreements (Cost
      $4,408,612,931)                                           4,408,612,931
=============================================================================
TOTAL INVESTMENTS-101.71% (Cost
  $24,664,858,824)(o)(p)                                       24,664,858,824
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.71)%                            (414,486,737)
=============================================================================
NET ASSETS-100.00%                                            $24,250,372,087
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - Government Obligations
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $12,830,291,739, which represented 52.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.4%; Cayman Islands: 10.2%; other countries less than 5%:
    14.5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $487,000,000, which represented 2.01% of the Fund's Net Assets.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(l) Open master note agreement with note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(m) Principal amount equals value at period end. See Note 1J.
(n) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(o) Also represents cost for federal income tax purposes.
(p) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-20.06%
U.S. TREASURY BILLS-16.36%(A)

3.50%                                          01/10/08   $150,000    $  148,089,583
------------------------------------------------------------------------------------
4.04%                                          01/24/08    200,000       196,745,556
------------------------------------------------------------------------------------
4.71%                                          01/24/08    100,000        98,102,917
------------------------------------------------------------------------------------
4.73%                                          01/31/08    125,000       122,503,611
------------------------------------------------------------------------------------
4.81%                                          01/31/08    100,000        97,970,800
------------------------------------------------------------------------------------
4.74%                                          02/07/08    125,000       122,380,365
------------------------------------------------------------------------------------
3.87%                                          02/14/08    125,000       122,769,375
------------------------------------------------------------------------------------
4.10%                                          02/21/08    125,000       122,540,156
------------------------------------------------------------------------------------
4.00%                                          02/28/08     50,000        49,000,000
------------------------------------------------------------------------------------
4.06%                                          02/28/08    200,000       195,940,000
------------------------------------------------------------------------------------
4.08%                                          02/28/08    150,000       146,936,250
====================================================================================
                                                                       1,422,978,613
====================================================================================

U.S. TREASURY NOTES-3.70%

3.38%                                          02/15/08    200,000       198,543,481
------------------------------------------------------------------------------------
2.63%                                          05/15/08    125,000       123,443,556
====================================================================================
                                                                         321,987,037
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,744,965,650)                                                  1,744,965,650
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-20.06% (Cost $1,744,965,650)                             1,744,965,650
====================================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-80.24%(B)

ABN AMRO Bank N.V., Agreement dated 08/31/07,
  maturing value $500,283,333 (collateralized
  by U.S. Government obligations valued at
  $510,001,003; 4.75%-8.75%,
  08/15/17-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Agreement
  dated 08/31/07, maturing value
  $400,228,889, (collateralized by U.S.
  Government obligations valued at
  $408,000,408; 0%-4.75%, 11/29/07-05/31/12)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated
  08/31/07, maturing value $400,227,556
  (collateralized by U.S. Government
  obligations valued at $408,000,501;
  2.38%-6.50%, 02/15/10-04/15/32)
  5.12%, 09/04/07                              400,227,556       400,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Agreement dated
  08/31/07, maturing value $400,226,667
  (collateralized by U.S. Government
  obligations valued at $408,000,557; 3.88%,
  01/15/09-04/15/29)
  5.10%, 09/04/07                              $400,226,667   $  400,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,107,436;
  3.50%-6.00%, 01/31/08-08/15/16)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement
  dated 08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,569;
  0.88%-4.88%, 04/15/10-06/30/12)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/07, maturing value $250,140,278
  (collateralized by U.S. Government
  obligations valued at $255,001,467;
  6.13%-6.50%, 11/15/26-11/15/27)
  5.05%, 09/04/07                              250,140,278       250,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement
  dated 08/31/07, maturing value $550,311,667
  (collateralized by U.S. Government
  obligations valued at $561,000,531;
  0%-4.75%, 10/11/07-09/15/09)
  5.10%, 09/04/07                              550,311,667       550,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,789;
  3.38%-7.25%, 01/15/08-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,055,556
  (collateralized by U.S. Government
  obligations valued at $102,000,112;
  4.25%-9.13%, 11/15/13-05/15/30)
  5.00%, 09/04/07                              100,055,556       100,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Agreement
  dated 08/31/07, maturing value $700,396,667
  (collateralized by U.S. Government
  obligations valued at $714,003,901;
  4.75%-7.88%, 02/28/09-02/15/25)
  5.10%, 09/04/07                              $700,396,667   $  700,000,000
----------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,000,995;
  0%-8.00%, 09/06/07-01/15/27)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/31/07, maturing value $400,228,889
  (collateralized by U.S. Government
  obligations valued at $408,001,322;
  3.38%-4.63%, 02/15/08-02/15/36)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Lehman Brothers Inc., Agreement dated
  08/31/07, maturing value $400,213,333
  (collateralized by U.S. Government
  obligations valued at $408,004,125;
  4.13%-4.88%, 04/30/11-08/31/12)
  4.80%, 09/04/07                              400,213,333       400,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/07, maturing value
  $500,282,222 (collateralized by U.S.
  Government obligations valued at
  $510,002,507; 4.13%-13.25%,
  05/15/10-05/15/17)
  5.08%, 09/04/07                              500,282,222       500,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Agreement dated 08/31/07,
  maturing value $200,113,333 (collateralized
  by U.S. Government obligations valued at
  $204,390,167; 4.63%-5.00%,
  07/31/11-08/31/11)
  5.10%, 09/04/07                              $200,113,333   $  200,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,088;
  2.63%-3.63%, 01/15/08-07/15/17)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $400,226,667 (collateralized
  by U.S. Government obligations valued at
  $408,004,690; 2.38%-4.75%,
  01/15/27-02/15/37)
  5.10%, 09/04/07                              400,226,667       400,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by a U.S.
  Government obligation valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                               80,218,222        80,172,969
============================================================================
    Total Repurchase Agreements (Cost
      $6,980,172,969)                                          6,980,172,969
============================================================================
TOTAL INVESTMENTS-100.30% (Cost
  $8,725,138,619)(c)                                           8,725,138,619
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.30)%                            (26,190,265)
============================================================================
NET ASSETS-100.00%                                            $8,698,948,354
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 1J.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-21.42%

FEDERAL FARM CREDIT BANK (FFCB)-0.90%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $30,000    $29,996,038
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-9.01%

Unsec. Bonds,
  5.25%                                        11/01/07     30,000     30,000,000
---------------------------------------------------------------------------------
  5.25%                                        11/13/07     25,000     25,000,000
---------------------------------------------------------------------------------
  5.38%                                        02/28/08     75,000     75,000,000
---------------------------------------------------------------------------------
  5.35%                                        07/30/08     30,000     30,000,000
---------------------------------------------------------------------------------
  5.40%                                        08/14/08     39,000     39,000,000
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds, 5.21%(a)    09/17/08     50,000     49,976,889
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     50,000     49,996,533
=================================================================================
                                                                      298,973,422
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     21,108     21,108,026
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c) 5.03%                   11/30/07     40,000     39,496,500
---------------------------------------------------------------------------------
  5.03%                                        12/21/07     30,000     29,534,725
---------------------------------------------------------------------------------
  5.04%                                        12/31/07     49,310     48,475,020
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              03/26/08     18,000     17,997,902
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Notes,
  5.36%(a)                                     09/27/07     75,000     74,997,304
=================================================================================
                                                                      231,609,477
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.53%

Unsec. Disc. Notes,(c)
  5.09%                                        02/13/08     50,000     48,834,458
---------------------------------------------------------------------------------
  4.99%                                        04/25/08     30,000     29,015,463
---------------------------------------------------------------------------------
  5.00%                                        05/12/08     30,000     28,941,667
---------------------------------------------------------------------------------
  5.01%                                        05/12/08     20,000     19,293,033
---------------------------------------------------------------------------------
  5.01%                                        06/06/08     25,000     24,029,312
=================================================================================
                                                                      150,113,933
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $710,692,870)                                             710,692,870
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-21.42% (Cost $710,692,870)                              710,692,870
=================================================================================



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-78.83%(D)

ABN AMRO Bank N.V., Joint agreement date
  8/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              $160,093,333   $  160,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,000,104; 0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              148,086,333       148,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543; 5.24%, 02/11/09)
  5.30%, 09/04/07                              104,949,743       104,887,976
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              160,094,222       160,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $250,145,833 (collateralized
  by U.S. Government obligations valued at
  $255,004,769; 0%, 12/28/07-01/31/08)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              348,204,933       348,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              $273,160,767   $  273,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,057,778
  (collateralized by U.S. Government
  obligations valued at $102,000,442;
  5.30%-10.38%, 04/16/10-02/15/21)
  5.20%, 09/04/07                              100,057,778       100,000,000
----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              703,421,668       703,007,675
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08)
  5.25%, 09/04/07                              $148,086,333   $  148,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,004,864; 0%-6.98%, 02/09/10-02/16/12)
  5.25%, 09/04/07                              150,087,500       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,614,895,651)                                          2,614,895,651
============================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $3,325,588,521)(e)                                           3,325,588,521
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                             (8,388,113)
============================================================================
NET ASSETS-100.00%                                            $3,317,200,408
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007. Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-68.33%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.25%

Fountain Square Commercial Funding Corp.
  (Acquired 08/07/07; Cost $19,589,147)
  5.35%(b)                                     09/04/07   $ 19,671    $   19,662,230
====================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-6.06%

Old Line Funding, LLC (Acquired 07/17/07;
  Cost $29,427,434)
  5.26%(b)                                     09/05/07     26,644        29,626,675
------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $54,385,761)
  5.27%(b)                                     09/07/07     54,738        54,689,967
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $40,318,156)
  5.68%(b)                                     10/12/07     40,697        40,433,736
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $102,094,747)
  5.90%(b)                                     09/17/07    102,633       102,363,873
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 08/07/07;
  Cost $106,663,710)
  5.33%(b)                                     10/02/07    107,548       107,054,385
------------------------------------------------------------------------------------
  (Acquired 08/07/07 Cost $55,232,505)
  5.35%(b)                                     09/10/07     55,513        55,438,751
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $53,137,070)
  5.35%(b)                                     10/03/07     53,583        53,328,183
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $34,697,979)
  5.45%(b)                                     10/05/07     35,000        34,819,847
====================================================================================
                                                                         477,755,417
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-8.88%

Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 07/19/07; Cost $14,085,887)
  5.26%(b)                                     09/12/07     14,200        14,177,177
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,626,667)
  5.60%(b)                                     09/11/07     75,000        74,883,333
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $97,415,539)
  5.65%(b)                                     09/17/07     98,000        97,753,911
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Legacy Capital Co., LLC (Multi CEP's- Liberty
  Hampshire Co., LLC; agent) (Acquired
  08/01/07; Cost $74,613,542)
  5.30%(b)                                     09/05/07   $ 75,000    $   74,955,834
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,749,014)
  5.32%(b)                                     09/06/07     50,000        49,963,090
------------------------------------------------------------------------------------
Long Lane Master Trust IV
  (CEP-Bank of America N.A.), (Acquired
  08/17/07; Cost $68,569,336)
  6.00%(b)                                     09/18/07     68,937        68,741,679
------------------------------------------------------------------------------------
Ticonderoga Funding, LLC
  (CEP-Bank of America N.A.) (Acquired
  08/03/07; Cost $24,870,937)
  5.31%(b)                                     09/07/07     25,000        24,977,875
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,875,633)
  5.33%(b)                                     10/02/07     15,000        14,931,154
------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank N.A.) (Acquired
  08/03/07; Cost $99,441,611)
  5.29%(b)                                     09/10/07    100,000        99,867,750
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,845,562)
  5.30%(b)                                     09/10/07     30,000        29,960,287
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $49,748,306)
  5.33%(b)                                     09/10/07     50,000        49,933,375
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $99,509,167)
  5.70%(b)                                     09/13/07    100,000        99,810,000
====================================================================================
                                                                         699,955,465
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-1.08%

Aquinas Funding, LLC
  (CEP-MBIA Insurance Corp.) (Acquired
  08/06/07; Cost $34,767,250)
  5.32%(b)                                     09/20/07     35,000        34,901,728
------------------------------------------------------------------------------------
Triple-A One Funding Corp.
  (CEP-MBIA Insurance Corp.), (Acquired
  08/13/07; Cost $50,002,282)
  5.80%(b)                                     09/11/07     50,237        50,156,062
====================================================================================
                                                                          85,057,790
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-10.70%

Amsterdam Funding Corp. (Acquired 08/06/07;
  Cost $27,875,400)
  5.34%(b)                                     09/05/07   $ 28,000    $   27,983,387
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,933,125)
  5.35%(b)                                     09/06/07     15,000        14,988,854
------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $24,865,938)
  5.85%(b)                                     09/17/07     25,000        24,935,000
------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $19,850,967)
  5.26%(b)                                     09/06/07     20,000        19,985,389
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $24,863,049)
  5.33%(b)                                     09/12/07     25,000        24,959,285
------------------------------------------------------------------------------------
Chariot Funding, LLC/LTD.
  (Acquired 07/31/07; Cost $20,722,082)
  5.28%(b)                                     09/17/07     20,869        20,820,027
------------------------------------------------------------------------------------
Charta LLC (Acquired 07/13/07; Cost
  $24,795,444)
  5.26%(b)                                     09/07/07     25,000        24,978,083
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,671,667)
  5.91%(b)                                     09/25/07     50,000        49,803,000
------------------------------------------------------------------------------------
Clipper Receivables Co., LLC (Acquired
  08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07     50,000        49,896,181
------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/16/07; Cost $49,679,875)
  5.91%(b)                                     09/24/07     50,000        49,811,208
------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 07/30/07;
  Cost $89,210,250)
  5.27%(b)                                     09/28/07     90,000        89,644,612
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,866,750)
  5.33%(b)                                     09/05/07     30,000        29,982,233
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $34,850,375)
  5.70%(b)                                     09/10/07     35,000        34,950,125
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  07/31/07; Cost $51,004,068)
  5.27%(b)                                     09/28/07     51,448        51,244,845
------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 07/31/07;
  Cost $59,998,284)
  5.27%(b)                                     09/28/07     60,521        60,281,791
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,527,000)
  5.28%(b)                                     09/13/07     75,000        74,868,000
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $24,888,229)
  5.55%(b)                                     09/07/07     25,000        24,976,875
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (Acquired 08/06/07;
  Cost $29,862,050)
  5.34%(b)                                     09/06/07   $ 30,000    $   29,977,750
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $49,704,514)
  5.75%(b)                                     09/19/07     50,000        49,856,250
------------------------------------------------------------------------------------
Yorktown Capital, LLC (Acquired 08/02/07;
  Cost $89,300,400)
  5.28%(b)                                     09/24/07     90,000        89,696,400
====================================================================================
                                                                         843,639,295
====================================================================================

ASSET-BACKED SECURITIES- SECURITIES-1.26%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $74,527,000)
  5.28%(b)                                     09/12/07     75,000        74,879,000
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $24,819,993)
  5.29%(b)                                     09/19/07     25,000        24,933,875
====================================================================================
                                                                          99,812,875
====================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-7.90%

CAFCO, LLC
  (Acquired 07/17/07; Cost $49,627,417)
  5.26%(b)                                     09/06/07     50,000        49,963,472
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $14,702,320)
  5.28%(b)                                     09/14/07     14,800        14,771,781
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,647,667)
  5.29%(b)                                     09/20/07     50,000        49,860,535
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,610,965)
  5.29%(b)                                     09/25/07     50,000        49,823,833
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $99,207,250)
  5.29%(b)                                     09/26/07    100,000        99,632,986
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC
  (Acquired 07/13/07; Cost $59,535,367)
  5.26%(b)                                     09/04/07   $ 60,000    $   59,973,700
------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $74,430,167)
  5.26%(b)                                     09/07/07     75,000        74,934,250
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $74,429,083)
  5.27%(b)                                     09/21/07     75,000        74,780,417
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $24,790,208)
  5.30%(b)                                     10/04/07     25,000        24,878,542
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $49,573,056)
  5.30%(b)                                     10/05/07     50,000        49,749,722
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,588,021)
  5.65%(b)                                     09/14/07     75,000        74,846,979
====================================================================================
                                                                         623,216,217
====================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Caterpillar Financial Services Corp.
  5.23%                                        10/01/07     64,295        64,014,781
====================================================================================

CONSUMER FINANCE-10.08%

American Express Credit Corp.
  5.26%                                        09/21/07    100,000        99,707,778
------------------------------------------------------------------------------------
  5.27%                                        10/12/07    100,000        99,399,806
------------------------------------------------------------------------------------
  5.27%                                        10/17/07    100,000        99,326,611
------------------------------------------------------------------------------------
American Honda Finance Corp.
  5.25%                                        09/12/07     40,000        39,935,833
------------------------------------------------------------------------------------
  5.26%                                        10/29/07     34,775        34,480,301
------------------------------------------------------------------------------------
  5.27%                                        10/03/07     50,000        49,765,778
------------------------------------------------------------------------------------
  5.27%                                        10/05/07     50,000        49,751,139
------------------------------------------------------------------------------------
  5.30%                                        10/09/07    100,000        99,440,556
------------------------------------------------------------------------------------
  5.30%                                        10/10/07     25,000        24,856,458
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  5.28%                                        10/25/07    100,000        99,208,000
------------------------------------------------------------------------------------
  5.30%                                        10/24/07    100,000        99,219,722
====================================================================================
                                                                         795,091,982
====================================================================================

DIVERSIFIED BANKS-9.48%

Bank of America Corp.
  5.28%                                        10/15/07    100,000        99,355,278
------------------------------------------------------------------------------------
  5.32%                                        10/04/07     75,000        74,634,250
------------------------------------------------------------------------------------
  5.40%                                        10/15/07    100,000        99,340,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Citigroup Funding Inc.
  5.31%                                        09/04/07   $100,000    $   99,955,750
------------------------------------------------------------------------------------
  5.32%                                        09/19/07    100,000        99,734,000
------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.28%                                        09/05/07     75,000        74,956,000
------------------------------------------------------------------------------------
  5.31%                                        09/18/07    100,000        99,749,250
------------------------------------------------------------------------------------
  5.34%                                        09/14/07    100,000        99,807,167
====================================================================================
                                                                         747,531,695
====================================================================================

DIVERSIFIED CAPITAL MARKETS-2.20%

JPMorgan Chase & Co.
  5.23%                                        09/26/07     50,000        49,818,403
------------------------------------------------------------------------------------
  5.23%                                        10/26/07    100,000        99,200,972
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  5.27%                                        10/01/07     25,000        24,890,208
====================================================================================
                                                                         173,909,583
====================================================================================

FOOD DISTRIBUTORS-0.63%

Sysco Corp. (Acquired 08/29/07; Cost
  $49,576,278)
  5.26%(b)                                     10/26/07     50,000        49,598,194
====================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.23%                                        10/23/07    100,000        99,244,556
====================================================================================

MULTI-LINE INSURANCE-2.11%

AIG Funding, Inc.
  5.27%                                        10/17/07     50,000        49,663,306
------------------------------------------------------------------------------------
Hartford Financial Services Group (Acquired
  08/16/07; Cost $66,435,116)
  5.42%(b)                                     10/11/07     67,000        66,596,511
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,694,444)
  5.50%(b)                                     09/25/07     50,000        49,816,667
====================================================================================
                                                                         166,076,484
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

General Electric Capital Services
  5.23%                                        10/16/07     75,000        74,509,688
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-4.69%

Nestle Capital Corp.
  5.23%                                        10/23/07   $ 72,281    $   71,734,957
------------------------------------------------------------------------------------
  5.27%                                        10/18/07    100,000        99,311,972
------------------------------------------------------------------------------------
  5.30%                                        10/18/07    100,000        99,308,056
------------------------------------------------------------------------------------
  5.30%                                        10/19/07    100,000        99,293,333
====================================================================================
                                                                         369,648,318
====================================================================================
    Total Commercial Paper (Cost
      $5,388,724,570)                                                  5,388,724,570
====================================================================================

BANK NOTES-0.95%

DIVERSIFIED BANKS-0.95%

Wells Fargo & Co.
  5.45% (Cost $75,000,000)                     10/10/07     75,000        75,000,000
====================================================================================

MASTER NOTE AGREEMENTS-0.83%

Lehman Brothers Inc.
  (Acquired 06/27/07; Cost $50,000,000)
  5.49%(b)(c)(d)(e)(f)                              --      50,000        50,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/28/07; Cost $15,000,000)
  5.51%(b)(c)(d)(f)                            10/10/07     15,000        15,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $65,000,000)                                                        65,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.80%

FEDERAL HOME LOAN BANK (FHLB)-0.80%

Unsec. Disc. Notes, 4.20%(a)(c)
  (Cost $63,177,880)                           09/04/07   $ 63,200    $   63,177,880
====================================================================================

CERTIFICATE OF DEPOSIT-0.63%

State Street Bank & Trust Co., 5.45%
  (Cost $50,000,000)                           10/22/07     50,000        50,000,000
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-71.54% (Cost $5,641,902,450)                             5,641,902,450
====================================================================================

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-28.87%(G)

ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,003,910; 3.75%-6.63%,
 10/03/07-04/07/21)
 5.25%, 09/04/07                               $88,051,333    $   88,000,000
----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,148,611 (collateralized by U.S.
 Government obligations valued at
 $255,000,000; 4.55%-6.50%,
 03/01/33-06/01/37)
 5.35%, 09/04/07                                75,044,583        75,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $500,297,222, (collateralized by a
 U.S. Government obligation valued at
 $510,000,000; 5.00%, 06/01/35)
 5.35%, 09/04/07                               360,214,000       360,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 08/31/07, aggregate maturing value
 $750,450,000 (collateralized by U.S.
 Government obligations valued at
 $765,000,000; 3.78%-7.37%,
 02/01/21-06/01/47)
 5.40%, 09/04/07                               412,433,955       412,186,643
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
 agreement dated 08/31/07, aggregate maturing
 value $450,265,000 (collateralized by U.S.
 Government obligations valued at
 $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
 5.30%, 09/04/07                               288,169,600       288,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,004,769; 0%, 12/28/07-01/31/08)
 5.25%, 09/04/07                                90,052,500        90,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37)
  5.40%, 09/04/07                              $235,141,000   $  235,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $200,120,000 (collateralized by U.S.
  Government obligations valued at
  $204,000,128; 2.88%-6.25%,
  05/19/08-06/01/37)
  5.40%, 09/04/07                               35,021,000        35,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                               83,734,662        83,684,916
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by a U.S.
  Government obligation valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              $360,215,200   $  360,000,000
----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
  08/31/07, maturing value $250,149,444
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  5.00%-7.63%, 03/01/21-12/15/45)
  5.38%, 09/04/07                              250,149,444       250,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,276,871,559)                                          2,276,871,559
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $7,918,774,009)(h)(i)                                        7,918,774,009
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,621,867)
============================================================================
NET ASSETS-100.00%                                            $7,886,152,142
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $3,080,110,661, which represented 39.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Interest or dividend rate is redetermined periodically. Rate shown is rate in effect on August 31, 2007.
(g) Principal amount equals value at period end. See Note 1J.
(h) Also represents cost for federal income tax purposes.
(i) Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.15%

FEDERAL FARM CREDIT BANK (FFCB)-18.72%

Floating Rate Bonds,(a)
  5.20%                                        11/06/07   $ 25,000    $ 25,000,000
----------------------------------------------------------------------------------
  5.18%                                        05/02/08     20,000      19,997,359
----------------------------------------------------------------------------------
  5.38%                                        10/27/08     35,000      34,999,761
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.22%(a)           10/03/07     20,000      20,000,348
==================================================================================
                                                                        99,997,468
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-81.43%

Unsec. Bonds,
  5.25%                                        11/01/07     20,000      20,000,000
----------------------------------------------------------------------------------
  5.25%                                        11/13/07     15,000      15,000,000
----------------------------------------------------------------------------------
  5.35%                                        07/30/08     10,000      10,000,000
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Disc. Notes,(b)
  4.20%                                        09/04/07   $156,700    $156,645,155
----------------------------------------------------------------------------------
  5.14%                                        09/05/07     27,750      27,734,152
----------------------------------------------------------------------------------
  5.16%                                        09/05/07     50,000      49,971,333
----------------------------------------------------------------------------------
  5.13%                                        10/24/07     25,000      24,811,187
----------------------------------------------------------------------------------
  4.84%                                        11/13/07     11,147      11,037,598
----------------------------------------------------------------------------------
  5.12%                                        11/30/07      8,951       8,836,427
----------------------------------------------------------------------------------
  4.79%                                        01/11/08     12,038      11,826,573
----------------------------------------------------------------------------------
  4.84%                                        01/16/08     25,000      24,539,052
----------------------------------------------------------------------------------
  5.05%                                        02/06/08     15,000      14,667,542
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 4.94%(a)           02/07/08     20,000      20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  5.46%                                        03/14/08     15,000      14,996,694
----------------------------------------------------------------------------------
  5.21%                                        09/17/08     10,000       9,995,378
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,999,661
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,999,653
==================================================================================
                                                                       435,060,405
==================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $535,057,873)(c)                                                     535,057,873
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                                     (801,968)
==================================================================================
NET ASSETS-100.00%                                                    $534,255,905
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                  4,408,612,931     2,276,871,559    6,980,172,969   2,614,895,651              --
=================================================================================================================================
  Total investments                             24,664,858,824     7,918,774,009    8,725,138,619   3,325,588,521     535,057,873
=================================================================================================================================
Cash                                                    25,685                --           40,563          18,032         165,099
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 263,048,618                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          49,496,848           686,793        2,269,554       5,427,134       1,395,762
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 574,669           296,641          210,644          79,538          54,018
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           315,226           240,668          106,120          73,467          28,909
=================================================================================================================================
    Total assets                                24,978,319,870     7,919,998,111    8,727,765,500   3,331,186,692     536,701,661
_________________________________________________________________________________________________________________________________
=================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased                            613,590,802                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Amount due Custodian                                      --            23,433               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                        110,867,799        31,958,970       27,168,455      13,323,497       2,250,330
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            2,180,842           970,985          702,696         263,183          79,275
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses advanced                                59,620            97,052           22,588          25,182          36,974
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              735,147           604,206          748,548         277,324          39,157
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              56,699            18,145           16,685           8,793           3,039
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            195,329            56,710           57,196          24,229           3,381
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             261,545           116,468          100,978          64,076          33,600
=================================================================================================================================
    Total liabilities                              727,947,783        33,845,969       28,817,146      13,986,284       2,445,756
=================================================================================================================================
Net assets applicable to shares outstanding     $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $24,249,355,935   $7,885,376,812   $8,697,687,855   $3,316,947,678   $534,251,865
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,430           779,263          320,482         243,789           3,325
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,042,278)           (3,933)         940,017           8,941             715
=================================================================================================================================
                                                $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS:

Institutional Class                             $18,081,350,805   $3,479,265,692   $3,306,282,653   $1,328,963,649   $321,455,670
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                        $  885,779,337    $  632,810,624   $1,250,647,726   $ 599,041,083    $ 43,318,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                       $   81,408,106    $  409,935,818   $  414,628,768   $  26,598,053    $ 10,986,113
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                           $3,397,868,581    $2,146,528,390   $2,833,733,626   $ 730,316,024    $ 93,309,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                   $   39,244,292    $   30,949,509   $   69,761,859   $  16,949,389    $ 11,943,594
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                  $1,128,498,770    $  570,225,806   $  375,749,909   $ 297,560,607    $ 53,228,351
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                 $  636,222,196    $  616,436,303   $  448,143,813   $ 317,771,603    $     14,008
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

August 31, 2007

Short-Term Investments Trust

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             18,080,436,426     3,479,780,368    3,305,741,841   1,328,855,323     321,428,419
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                           885,767,370       632,927,201    1,250,545,408     599,003,598      43,343,235
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                           81,406,801       409,906,057      414,544,116      26,595,343      10,988,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                            3,397,807,165     2,146,596,363    2,833,300,601     730,275,202      93,307,997
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                       39,247,931        30,960,290       69,738,749      16,948,384      11,943,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                   1,128,508,226       570,202,375      375,683,644     297,536,336      53,230,024
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                    636,181,514       616,434,142      448,123,052     317,768,724          13,965
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, offering and redemption price
  per share for each class                      $         1.00    $         1.00   $         1.00   $        1.00    $       1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cost of investments                             $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                   $4,408,612,931    $2,276,871,559   $6,980,172,969   $2,614,895,651   $         --
=================================================================================================================================
Total Investments, at cost                      $24,664,858,824   $7,918,774,009   $8,725,138,619   $3,325,588,521   $535,057,873
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                   LIQUID ASSETS      STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                           $1,175,198,654    $423,117,047    $287,150,706    $153,101,776    $20,230,581
=================================================================================================================================

EXPENSES:

Advisory fees                                         32,853,305      11,812,872        8,370,866      2,888,608         708,216
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                           1,167,066         746,257          677,417        585,519         149,426
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                           956,878         340,523          266,559        146,310          18,820
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                             5,002,813       3,326,182        4,484,407      2,596,605         243,258
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              512,810       2,574,948        2,602,857        200,992          61,949
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                3,000,777       1,727,396        1,708,367        660,235          77,148
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          368,158         450,121          960,631        269,249         120,331
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,300,400         903,308          739,676        626,211         116,217
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        145,629          98,994           25,521         23,800               4
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                    1,907,343         708,772          485,665        259,975          34,476
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                672,258         260,382          180,617        107,814          25,097
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                             295,235         228,324          145,062        158,655          96,423
---------------------------------------------------------------------------------------------------------------------------------
Other                                                  1,021,111         512,461          350,404        261,011         115,040
=================================================================================================================================
    Total expenses                                    50,203,783      23,690,540       20,998,049      8,784,984       1,766,405
=================================================================================================================================
Less: Fees waived                                    (15,350,398)     (7,746,725)      (6,871,761)    (2,323,063)       (870,601)
=================================================================================================================================
    Net expenses                                      34,853,385      15,943,815       14,126,288      6,461,921         895,804
=================================================================================================================================
Net investment income                              1,140,345,269     407,173,232      273,024,418    146,639,855      19,334,777
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment securities             133,500              --        1,105,292         33,729             715
=================================================================================================================================
Net increase in net assets resulting from
  operations                                       $1,140,478,769    $407,173,232    $274,129,710    $146,673,584    $19,335,492
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                          ----------------------------------    ---------------------------------
                                                               2007               2006               2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                   $ 1,140,345,269    $   884,596,378    $   407,173,232    $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                                               133,500            911,060                 --                --
=================================================================================================================================
    Net increase in net assets resulting from operations    1,140,478,769        885,507,438        407,173,232       343,224,083
=================================================================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (847,648,082)      (639,998,716)      (226,509,468)     (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (49,488,449)       (42,306,265)       (32,952,863)      (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (3,210,986)        (2,936,707)       (16,145,867)       (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (155,031,976)      (127,479,313)       (89,354,604)      (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (1,611,752)        (1,939,893)        (1,972,728)       (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (58,030,918)       (42,131,448)       (23,002,200)      (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             (25,322,944)       (27,804,036)       (17,235,487)      (10,376,312)
=================================================================================================================================
    Total distributions from net investment income         (1,140,345,107)      (884,596,378)      (407,173,217)     (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                  --           (478,590)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                             --            (33,284)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            --             (1,910)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                --            (76,508)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        --               (538)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                       --            (32,914)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                      --             (1,728)                --                --
=================================================================================================================================
    Total distributions from net realized gains                        --           (625,472)                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions    (1,140,345,107)      (885,221,850)      (407,173,217)     (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                       3,022,574,348      2,776,520,511     (1,244,349,920)      156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (94,922,395)       171,846,264         41,516,502        34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    16,970,552         18,242,840        110,746,298       136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       683,993,231       (695,502,781)       767,567,082       469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                21,819,891       (110,822,387)       (24,940,348)      (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               39,400,419        186,260,377        244,901,202        53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             579,576,967       (409,826,741)        90,752,256       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    4,269,413,013      1,936,718,083        (13,806,928)    1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                   4,269,546,675      1,937,003,671        (13,806,913)    1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of year                                        19,980,825,412     18,043,821,741      7,899,959,055     6,588,245,783
=================================================================================================================================
  End of year*                                            $24,250,372,087    $19,980,825,412    $ 7,886,152,142    $7,899,959,055
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                $     2,058,430    $     2,058,268    $       779,263    $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $  273,024,418    $  212,999,652    $  146,639,855    $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        1,105,292          (152,503)           33,729            97,483
=================================================================================================================================
    Net increase in net assets resulting from operations        274,129,710       212,847,149       146,673,584       117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (104,584,939)      (79,707,716)      (65,418,169)      (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,516,106)      (32,061,314)      (25,343,990)      (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (15,597,130)      (10,237,180)       (1,240,627)       (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (84,180,517)      (73,667,977)      (33,676,292)      (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  (4,039,498)       (3,292,187)       (1,159,978)         (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (18,042,317)      (13,748,086)      (15,724,904)      (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                (4,063,919)         (285,192)       (4,075,889)       (2,281,723)
=================================================================================================================================
    Total distributions from net investment income             (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                              --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                  --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                          --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                         --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                        --                --                --                --
=================================================================================================================================
    Total distributions from net realized gains                          --                --                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions        (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         1,204,096,230           703,777      (483,324,430)      812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      278,127,382      (256,870,746)       80,511,634      (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      82,207,300        58,898,939       (13,001,827)        1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       1,475,831,081      (423,088,691)       73,952,886         2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (63,953,928)       56,501,483        (4,939,814)       17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 22,799,067        51,709,221         3,718,054        63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               446,267,839           985,905       289,049,310       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      3,445,374,971      (511,160,112)      (54,034,187)      631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                     3,446,480,255      (511,312,615)      (54,000,452)      632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of year                                           5,252,468,099     5,763,780,714     3,371,200,860     2,739,146,267
=================================================================================================================================
  End of year*                                               $8,698,948,354    $5,252,468,099    $3,317,200,408    $3,371,200,860
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                   $      320,482    $      307,718    $      243,789    $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 19,334,777    $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                    715             199
==========================================================================================
    Net increase in net assets resulting from operations        19,335,492       8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (9,372,684)     (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                      (2,356,207)     (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (374,519)       (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                         (3,858,878)     (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (508,313)        (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                                (2,864,255)       (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                     (690)           (689)
==========================================================================================
    Total distributions from net investment income             (19,335,546)     (8,125,913)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --              --
------------------------------------------------------------------------------------------
  Private Investment Class                                              --              --
------------------------------------------------------------------------------------------
  Personal Investment Class                                             --              --
------------------------------------------------------------------------------------------
  Cash Management Class                                                 --              --
------------------------------------------------------------------------------------------
  Reserve Class                                                         --              --
------------------------------------------------------------------------------------------
  Resource Class                                                        --              --
------------------------------------------------------------------------------------------
  Corporate Class                                                       --              --
==========================================================================================
    Total distributions from net realized gains                         --              --
==========================================================================================
    Decrease in net assets resulting from distributions        (19,335,546)     (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          241,352,014      (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (45,745,353)     19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                      4,443,368         935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                         61,058,867      (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                 11,505,791         437,737
------------------------------------------------------------------------------------------
  Resource Class                                                27,368,724      18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                      688          13,277
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        299,984,099      34,982,657
==========================================================================================
    Net increase (decrease) in net assets                      299,984,045      34,982,856
==========================================================================================

NET ASSETS:

  Beginning of year                                            234,271,860     199,289,004
==========================================================================================
  End of year*                                                $534,255,905    $234,271,860
==========================================================================================
  * Includes accumulated undistributed net investment income  $      3,325    $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds, except for Treasury Portfolio, may receive proceeds from litigation settlements involving such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

Short-Term Investments Trust

     the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows:

Liquid Assets Portfolio                                         0.15%
--------------------------------------------------------------------
STIC Prime Portfolio                                            0.15%
--------------------------------------------------------------------
Treasury Portfolio                                              0.15%
--------------------------------------------------------------------
Government and Agency Portfolio                                 0.10%
--------------------------------------------------------------------


Government TaxAdvantage Portfolio pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each class of each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Liquid Assets Portfolio                                         $12,564,508
---------------------------------------------------------------------------
STIC Prime Portfolio                                              5,144,943
---------------------------------------------------------------------------
Treasury Portfolio                                                3,769,413
---------------------------------------------------------------------------
Government & Agency Portfolio                                       938,531
---------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   678,136
---------------------------------------------------------------------------


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

Short-Term Investments Trust


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                            0.30%         0.55%         0.08%       0.87%       0.20%       0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                      0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  0.25%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the year ended August 31, 2007 FMC waived Plan fees of:

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                         $2,001,125     $136,749      $600,155     $47,861        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                            1,330,473       686,653       345,479     58,516     180,661        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                              1,793,763       694,095       341,673     124,882    147,935        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                   1,038,642        53,598       132,047     35,003     125,242        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 121,629        16,520        15,430     15,643      23,243        N/A
--------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2007, Liquid Assets Portfolio engaged in securities purchases of $1,900,000.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

Short-Term Investments Trust


    During the year ended August 31, 2007, the Trust paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees of $179,886. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                   2007               2006
                                                              ORDINARY INCOME    ORDINARY INCOME
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $1,140,345,107      $885,221,850
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                             407,173,217       343,224,083
------------------------------------------------------------------------------------------------
Treasury Portfolio                                               273,024,426       212,999,652
------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                    146,639,849       117,625,921
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 19,335,546         8,125,913
------------------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                  UNDISTRIBUTED     TEMPORARY BOOK/TAX    CAPITAL LOSS         SHARES OF
                                 ORDINARY INCOME       DIFFERENCES        CARRYFORWARD    BENEFICIAL INTEREST    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio            $4,103,341          $(2,044,911)       $(1,042,278)      $24,249,355,935      $24,250,372,087
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                1,680,080             (900,817)            (3,933)        7,885,376,812        7,886,152,142
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                  1,913,371             (652,872)                --         8,697,687,855        8,698,948,354
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio         497,100             (244,370)                --         3,316,947,678        3,317,200,408
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            70,536              (66,496)                --           534,251,865          534,255,905
---------------------------------------------------------------------------------------------------------------------------------


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Each Fund may have utilized capital loss carryforward in the current period to offset net realized capital gains for federal income tax purposes. The Funds below utilized capital loss carryforward in the current period as follows:

                                                                CAPITAL LOSS
                                                                CARRYFORWARD
                                                                  UTILIZED
----------------------------------------------------------------------------
Liquid Assets Portfolio                                           $133,500
----------------------------------------------------------------------------
Government & Agency Portfolio                                       24,788
----------------------------------------------------------------------------

Short-Term Investments Trust


    The Funds below have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                               AUGUST 31, 2011*       AUGUST 31, 2013*        TOTAL
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                             $   --               $1,042,278         $1,042,278
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                 1,014                    2,919              3,933
----------------------------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2007, the following Funds had reclassifications of permanent differences as follows:

                                                              UNDISTRIBUTED NET
                                                                 INVESTMENT        UNDISTRIBUTED NET
                                                                   INCOME            REALIZED GAIN
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                 $12,772             $(12,772)
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                      199                 (199)
----------------------------------------------------------------------------------------------------


These reclassifications had no effect on the net assets of each Fund.

Short-Term Investments Trust

NOTE 8--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED                               YEAR ENDED
                                                            AUGUST 31, 2007(A)                         AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               238,934,200,537    $ 238,934,200,537     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           19,597,812,083       19,597,812,083      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             456,768,244          456,768,244       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              35,299,025,326       35,299,025,326      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         374,465,191          374,465,191         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,687,259,809        8,687,259,809       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    10,734,821,522       10,734,821,522      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   398,026,805          398,026,805         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               26,789,852           26,789,852          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               2,199,469            2,199,469           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 100,581,216          100,581,216          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,225,585            1,225,585           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         51,847,804           51,847,804          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         2,785,427            2,785,427          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (236,309,652,994)    (236,309,652,994)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (19,719,524,330)     (19,719,524,330)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (441,997,161)        (441,997,161)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (34,715,613,311)     (34,715,613,311)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (353,870,885)        (353,870,885)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,699,707,194)      (8,699,707,194)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (10,158,029,982)     (10,158,029,982)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                      4,269,413,013    $   4,269,413,013       1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   21,624,735,483    $ 21,624,735,483     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,250,510,857       7,250,510,857      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              4,914,606,658       4,914,606,658      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  8,593,210,897       8,593,210,897      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            508,830,773         508,830,773        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,359,442,697       2,359,442,697      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        4,814,045,807       4,814,045,807      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       52,426,118          52,426,118         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  18,298,133          18,298,133         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 11,345,449          11,345,449          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     59,059,766          59,059,766         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,409,689           1,409,689          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            12,282,460          12,282,460         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           13,231,922          13,231,922          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (22,921,511,521)    (22,921,511,521)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (7,227,292,488)     (7,227,292,488)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (4,815,205,809)     (4,815,205,809)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,884,703,581)     (7,884,703,581)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (535,180,810)       (535,180,810)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,126,823,955)     (2,126,823,955)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (4,736,525,473)     (4,736,525,473)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                           (13,806,928)   $    (13,806,928)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,170,370,433    $ 12,170,370,433     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              11,768,966,288      11,768,966,288     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              3,296,804,616       3,296,804,616      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 15,602,939,433      15,602,939,433     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            679,380,067         679,380,067        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,305,324,643       2,305,324,643      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,026,789,860       1,026,789,860        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       24,718,278          24,718,278         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,103,797           8,103,797          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 12,643,517          12,643,517          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     14,516,711          14,516,711         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,933,321           2,933,321          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            11,141,233          11,141,233          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,732,685           2,732,685            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                  (10,990,992,481)    (10,990,992,481)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (11,498,942,703)    (11,498,942,703)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (3,227,240,833)     (3,227,240,833)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (14,141,625,063)    (14,141,625,063)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (746,267,316)       (746,267,316)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,293,666,809)     (2,293,666,809)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (583,254,706)       (583,254,706)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                         3,445,374,971    $  3,445,374,971       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,312,544,749    $ 13,312,544,749     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,477,066,272       3,477,066,272      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                273,507,552         273,507,552        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,181,233,587       5,181,233,587      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            224,069,435         224,069,435        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,846,951,288       1,846,951,288      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,656,210,462       1,656,210,462        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       39,124,555          39,124,555         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  15,207,056          15,207,056         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    264,646             264,646            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     30,497,618          30,497,618         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                926,390             926,390            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             9,705,455           9,705,455          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,841,659           2,841,659          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,834,993,734)    (13,834,993,734)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,411,761,694)     (3,411,761,694)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (286,774,025)       (286,774,025)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,137,778,319)     (5,137,778,319)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (229,935,639)       (229,935,639)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,852,938,689)     (1,852,938,689)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (1,370,002,811)     (1,370,002,811)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (54,034,187)   $    (54,034,187)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                           YEAR ENDED
                                                                  AUGUST 31, 2007(A)                     AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       4,138,948,149    $ 4,138,948,149     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    287,413,419        287,413,419       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    38,897,026         38,897,026        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       236,788,574        236,788,574       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                46,456,948         46,456,948         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              196,800,480        196,800,480        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           7,250,151          7,250,151         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        753,849            753,849           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         9,897              9,897             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         3,529,807          3,529,807         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     9,423              9,423             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,129,670          2,129,670           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  688                688               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (3,904,846,286)    (3,904,846,286)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (333,912,621)      (333,912,621)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (34,463,555)       (34,463,555)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (179,259,514)      (179,259,514)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (34,960,580)       (34,960,580)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (171,561,426)      (171,561,426)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              299,984,099    $   299,984,099        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 71% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

Short-Term Investments Trust


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO

                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2007             2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05             0.04          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00            (0.00)        (0.00)        (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.05             0.04          0.02          0.01          0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (0.00)           --            --            --
=================================================================================================================================
    Total distributions                                          (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   5.29%            4.48%         2.42%         0.97%         1.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $3,397,869       $2,713,882    $3,409,326    $4,341,262    $4,473,591
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.20%         0.20%         0.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.28%(b)         0.28%         0.29%         0.28%         0.27%
=================================================================================================================================
Ratio of net investment income to average net assets              5.17%(b)         4.42%         2.36%         0.96%         1.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,000,776,988.

STIC PRIME PORTFOLIO

                                                                                   CASH MANAGEMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                 2007             2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05             0.04        0.02        0.01        0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       --               --          --       (0.00)         --
=============================================================================================================================
    Total from investment operations                                0.05             0.04        0.02        0.01        0.01
=============================================================================================================================
Less dividends from net investment income                          (0.05)           (0.04)      (0.02)      (0.01)      (0.01)
=============================================================================================================================
Net asset value, end of period                                $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                     5.30%            4.51%       2.44%       0.94%       1.19%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,146,528       $1,378,964    $909,054    $570,064    $536,685
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.20%(b)         0.20%       0.20%       0.20%       0.18%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.29%(b)         0.29%       0.29%       0.29%       0.28%
=============================================================================================================================
Ratio of net investment income to average net assets                5.17%(b)         4.45%       2.40%       0.93%       1.20%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,727,396,028.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2007             2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05             0.04          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00            (0.00)         0.00          0.00         (0.00)
=================================================================================================================================
    Total from investment operations                              0.05             0.04          0.02          0.01          0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --         (0.00)        (0.00)           --
=================================================================================================================================
    Total distributions                                          (0.05)           (0.04)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   5.08%            4.29%         2.29%         0.90%         1.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $2,833,734       $1,357,547    $1,780,680    $1,226,797    $2,259,951
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.20%         0.20%         0.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)         0.30%         0.30%         0.29%         0.29%
=================================================================================================================================
Ratio of net investment income to average net assets              4.95%(b)         4.19%         2.25%         0.87%         1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,708,367,227.

GOVERNMENT & AGENCY PORTFOLIO

                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2007           2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02          0.01        0.01
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)        (0.00)       0.00
===========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02          0.01        0.01
===========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   5.22%          4.41%       2.36%         0.95%       1.22%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $730,316       $656,356    $653,382    $1,005,027    $740,833
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)       0.20%       0.20%         0.20%       0.20%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.25%(b)       0.26%       0.27%         0.25%       0.25%
===========================================================================================================================
Ratio of net investment income to average net assets              5.10%(b)       4.37%       2.34%         0.95%       1.20%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $660,234,813.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                             CASH MANAGEMENT CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                               2007          2006       2005       2004      2003
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04       0.02      0.01      0.01
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00          0.00       0.00      0.00      0.00
==================================================================================================================
    Total from investment operations                             0.05          0.04       0.02      0.01      0.01
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)     (0.02)    (0.01)    (0.01)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --         --     (0.00)    (0.00)
==================================================================================================================
    Total distributions                                         (0.05)        (0.04)     (0.02)    (0.01)    (0.01)
==================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                  5.12%         4.33%      2.31%     0.91%     1.16%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $93,310       $32,251    $34,654    $5,073    $2,563
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.20%(b)      0.20%      0.20%     0.20%     0.21%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.40%(b)      0.47%      0.51%     0.43%     0.43%
==================================================================================================================
Ratio of net investment income to average net assets             5.00%(b)      4.23%      2.32%     0.90%     1.13%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $77,148,311.

Short-Term Investments Trust

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Cash Management Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2007, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Cash Management Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   of 5% per year before expenses, which is
                                             together with the amount you invested, to    not the Fund's actual return.
As a shareholder in the Cash Management      estimate the expenses that you paid over
Class, you incur ongoing costs, including    the period. Simply divide your account          The hypothetical account values and
management fees, distribution and/or         value by $1,000 (for example, an $8,600      expenses may not be used to estimate the
service (12b-1) fees and other Fund          account value divided by $1,000 = 8.6),      actual ending account balance or expenses
expenses. This example is intended to help   then multiply the result by the number in    you paid for the period. You may use this
you understand your ongoing costs (in        the table under the heading entitled         information to compare the ongoing costs
dollars) of investing in the Funds and       "Actual Expenses Paid During Period" to      of investing in the Fund and other funds.
compare these costs with ongoing costs of    estimate the expenses you paid on your       To do so, compare this 5% hypothetical
investing in other mutual funds. The         account during this period.                  example with the 5% hypothetical examples
example is based on an investment of                                                      that appear in the shareholder reports of
$1,000 invested at the beginning of the      HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
period and held for the entire period        PURPOSES
March 1, 2007, through August 31, 2007.                                                      Please note that the expenses shown in
                                             The table below also provides information    the table are meant to highlight your
ACTUAL EXPENSES                              about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
The table below provides information about   actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
actual account values and actual expenses.   of return                                    help you determine the relative total
                                                                                          costs of owning different funds.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    FUND           (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
Liquid Assets      $1,000.00              $1,026.30               $1.02         $1,024.20            $1.02             0.20%
STIC Prime          1,000.00               1,026.40                1.02          1,024.20             1.02             0.20
Treasury            1,000.00               1,024.90                1.02          1,024.20             1.02             0.20
Government
& Agency            1,000.00               1,025.90                1.02          1,024.20             1.02             0.20
Government
TaxAdvantage        1,000.00               1,025.40                1.02          1,024.20             1.02             0.20

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of Short   expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Term Investments Trust (the Trust) is        Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. Nature, Extent and Quality of Services
During contract renewal meetings held on     SubCommittee's recommendations in making        Provided by AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This SubCommittee structure   advisory agreement was considered            part, because of such knowledge. The Board
permits the Trustees to focus on the         separately, although the Board also          also considered the steps that AIM and its
performance of the AIM Funds that have       considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
SubCommittees meet with portfolio managers   advisory fees for each Fund and the other    the Board's approval of the continuance of
for their assigned funds and other members   AIM Funds are the result of years of         each Fund's advisory agreement.
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      B. Fund Performance
objective(s), policies, strategies and       focus to a greater extent on certain
limitations of these funds.                  aspects of these arrangements in some        GOVERNMENT & AGENCY PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a           The Board compared the Fund's
throughout the year, the Sub-Committees      particular year may be based in part on      performance during the past one, three and
meet at designated contract renewal          their deliberations and conclusions of       five calendar years to the performance of
meetings each year to conduct an in-depth    these same arrangements throughout the       funds in the Fund's Lipper peer group that
review of the performance, fees and          year and in prior years.                     are not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Institutional U.S. Government Money Market
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           Funds Index. The Board also reviewed the
data regarding all the AIM Funds prepared                                                 methodology used by Lipper to identify the
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Fund's peers. The Board noted that the
under the direction and supervision of the   of the Senior Officer's independent          Fund's performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             median performance of its peers for the
prepares a separate analysis of this         discussion of the material factors and       one, three and five year periods. The
information for the Trustees. Each           related conclusions that formed the basis    Board noted that the Fund's performance
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      was comparable to the performance of the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Index for the one, three and five year
performance, fees and                        stated, information set forth below is as    periods. The Board also considered the
                                             of                                           steps AIM has taken over the last several
                                                                                          years to improve the quality and
                                                                                          efficiency of the services that AIM
                                                                                          provides to the AIM

                                                                                                                     (continued)

Short-Term Investments Trust

Funds. The Board concluded that AIM          formance of funds in the Fund's Lipper       strategies comparable to those of the
continues to be responsive to the Board's    peer group that are not managed by AIM,      Fund, including one mutual fund advised by
focus on fund performance. Although the      and against the performance of all funds     AIM. The Board noted that the Fund's rate
independent written evaluation of the        in the Lipper Institutional Money Market     was below the rate for the mutual fund.
Fund's Senior Officer (discussed below)      Funds Index. The Board also reviewed the
only considered Fund performance through     methodology used by Lipper to identify the      The Board noted that AIM has
the most recent calendar year, the Board     Fund's peers. The Board noted that the       contractually agreed to waive fees and/or
also reviewed more recent Fund performance   Fund's performance was comparable to the     limit expenses of the Fund through at
and this review did not change their         median performance of its peers for the      least June 30, 2008 in an amount necessary
conclusions.                                 one, three and five year periods. The        to limit total annual operating expenses
                                             Board noted that the Fund's performance      to a specified percentage of average daily
GOVERNMENT TAXADVANTAGE PORTFOLIO            was comparable to the performance of the     net assets for each class of the Fund. The
                                             Index for the one, three and five year       Board considered the contractual nature of
The Board compared the Fund's performance    periods. The Board also considered the       this fee waiver and noted that it remains
during the past one, three and five          steps AIM has taken over the last several    in effect until at least June 30, 2008.
calendar years to the performance of funds   years to improve the quality and             The Board reviewed the Fund's effective
in the Fund's Lipper peer group that are     efficiency of the services that AIM          advisory fee rate, after taking account of
not managed by AIM, and against the          provides to the AIM Funds. The Board         this expense limitation, and considered
performance of all funds in the Lipper       concluded that AIM continues to be           the effect this expense limitation would
Institutional U.S. Government Money Market   responsive to the Board's focus on fund      have on the Fund's estimated total
Funds Index. The Board also reviewed the     performance. Although the independent        expenses. The Board concluded that the
methodology used by Lipper to identify the   written evaluation of the Fund's Senior      levels of fee waivers/expense limitations
Fund's peers. The Board noted that the       Officer (discussed below) only considered    for the Fund were fair and reasonable.
Fund's performance was comparable to the     Fund performance through the most recent
median performance of its peers for the      calendar year, the Board also reviewed          After taking account of the Fund's
one, three and five year periods. The        more recent Fund performance and this        contractual advisory fee rate, as well as
Board noted that the Fund's performance      review did not change their conclusions.     the comparative advisory fee information
was comparable to the performance of the                                                  and the expense limitation discussed
Index for the one, three and five year       TREASURY PORTFOLIO                           above, the Board concluded that the Fund's
periods. The Board also considered the                                                    advisory fees were fair and reasonable.
steps AIM has taken over the last several    The Board compared the Fund's performance
years to improve the quality and             during the past one, three and five             GOVERNMENT TAXADVANTAGE PORTFOLIO
efficiency of the services that AIM          calendar years to the performance of funds
provides to the AIM Funds. The Board         in the Fund's Lipper peer group that are        The Board compared the Fund's
concluded that AIM continues to be           not managed by AIM, and against the          contractual advisory fee rate to the
responsive to the Board's focus on fund      performance of all funds in the Lipper       contractual advisory fee rates of funds in
performance. Although the independent        Institutional U.S. Treasury Money Market     the Fund's Lipper peer group that are not
written evaluation of the Fund's Senior      Funds Index. The Board also reviewed the     managed by AIM, at a common asset level
Officer (discussed below) only considered    methodology used by Lipper to identify the   and as of the end of the past calendar
Fund performance through the most recent     Fund's peers. The Board noted that the       year. The Board noted that the Fund's
calendar year, the Board also reviewed       Fund's performance was comparable to the     advisory fee rate was below the median
more recent Fund performance and this        median performance of its peers for the      advisory fee rate of its peers. The Board
review did not change their conclusions.     one, three and five year periods. The        also reviewed the methodology used by
                                             Board noted that the Fund's performance      Lipper and noted that the contractual fee
LIQUID ASSETS PORTFOLIO                      was above the performance of the Index for   rates shown by Lipper include any
                                             the one and three year periods, and above    applicable long-term contractual fee
The Board compared the Fund's performance    such Index for the five year period. The     waivers. The Board also compared the
during the past one, three and five          Board also considered the steps AIM has      Fund's contractual advisory fee rate to
calendar years to the performance of funds   taken over the last several years to         the contractual advisory fee rates of
in the Fund's Lipper peer group that are     improve the quality and efficiency of the    other clients of AIM and its affiliates
not managed by AIM, and against the          services that AIM provides to the AIM        with investment strategies comparable to
performance of all funds in the Lipper       Funds. The Board concluded that AIM          those of the Fund, including one mutual
Institutional Money Market Funds Index.      continues to be responsive to the Board's    fund advised by AIM. The Board noted that
The Board also reviewed the methodology      focus on fund performance. Although the      the Fund's rate was above the rate for the
used by Lipper to identify the Fund's        independent written evaluation of the        mutual fund.
peers. The Board noted that the Fund's       Fund's Senior Officer (discussed below)
performance was comparable to the median     only considered Fund performance through        The Board noted that AIM has
performance of its peers for the one,        the most recent calendar year, the Board     contractually agreed to waive fees and/or
three and five year periods. The Board       also reviewed more recent Fund performance   limit expenses of the Fund through at
noted that the Fund's performance was        and this review did not change their         least June 30, 2008 in an amount necessary
comparable to the performance of the Index   conclusions.                                 to limit total annual operating expenses
for the one, three and five year periods.                                                 to a specified percentage of average daily
The Board also considered the steps AIM      C. Advisory Fees and Fee Waivers             net assets for each class of the Fund. The
has taken over the last several years to                                                  Board considered the contractual nature of
improve the quality and efficiency of the    GOVERNMENT & AGENCY PORTFOLIO                this fee waiver and noted that it remains
services that AIM provides to the AIM                                                     in effect until at least June 30, 2008.
Funds. The Board concluded that AIM          The Board compared the Fund's contractual    The Board reviewed the Fund's effective
continues to be responsive to the Board's    advisory fee rate to the contractual         advisory fee rate, after taking account of
focus on fund performance. Although the      advisory fee rates of funds in the Fund's    this expense limitation, and considered
independent written evaluation of the        Lipper peer group that are not managed by    the effect this expense limitation would
Fund's Senior Officer (discussed below)      AIM, at a common asset level and as of the   have on the Fund's estimated total
only considered Fund performance through     end of the past calendar year. The Board     expenses. The Board concluded that the
the most recent calendar year, the Board     noted that the Fund's advisory fee rate      levels of fee waivers/expense limitations
also reviewed more recent Fund performance   was below the median advisory fee rate of    for the Fund were fair and reasonable.
and this review did not change their         its peers. The Board also reviewed the
conclusions.                                 methodology used by Lipper and noted that       After taking account of the Fund's
                                             the contractual fee rates shown by Lipper    contractual advisory fee rate, as well as
STIC PRIME PORTFOLIO                         include any applicable long-term             the comparative advisory fee information
                                             contractual fee waivers. The Board also      and the expense limitation discussed
The Board compared the Fund's performance    compared the Fund's contractual advisory     above, the Board concluded that the Fund's
during the past one, three and five          fee rate to the contractual advisory fee     advisory fees were fair and reasonable.
calendar years to the per-                   rates of other clients of AIM and its
                                             affiliates with investment

                                                                                                                         (continued)


Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO                      necessary to limit total annual operating    include any breakpoints. The Board
                                             expenses to a specified percentage of        considered whether it would be appropriate
The Board compared the Fund's contractual    average daily net assets for each class of   to add advisory fee breakpoints for each
advisory fee rate to the contractual         the Fund. The Board considered the           Fund or whether, due to the nature of each
advisory fee rates of funds in the Fund's    contractual nature of this fee waiver and    Fund and the advisory fee structures of
Lipper peer group that are not managed by    noted that it remains in effect until at     comparable funds, it was reasonable to
AIM, at a common asset level and as of the   least June 30, 2008. The Board reviewed      structure the advisory fee without
end of the past calendar year. The Board     the Fund's effective advisory fee rate,      breakpoints. Based on this review, the
noted that the Fund's advisory fee rate      after taking account of this expense         Board concluded that it was not necessary
was below the median advisory fee rate of    limitation, and considered the effect this   to add breakpoints to the Funds' advisory
its peers. The Board also reviewed the       expense limitation would have on the         fee schedule. Based on this information,
methodology used by Lipper and noted that    Fund's estimated total expenses. The Board   the Board concluded that, absent
the contractual fee rates shown by Lipper    concluded that the levels of fee waivers/    breakpoints, each Fund's contractual
include any applicable long-term             expense limitations for the Fund were fair   advisory fees remain constant and do not
contractual fee waivers. The Board also      and reasonable.                              reflect economies of scale. The Board also
compared the Fund's contractual advisory                                                  noted that each Fund shares directly in
fee rate to the contractual advisory fee        After taking account of the Fund's        economies of scale through lower fees
rates of other clients of AIM and its        contractual advisory fee rate, as well as    charged by third party service providers
affiliates with investment strategies        the comparative advisory fee information     based on the combined size of all of the
comparable to those of the Fund, including   and the expense limitation discussed         AIM Funds and affiliates.
one mutual fund advised by AIM and two       above, the Board concluded that the Fund's
private funds sub-advised by an AIM          advisory fees were fair and reasonable.      GOVERNMENT TAXADVANTAGE PORTFOLIO
affiliate. The Board noted that the Fund's
rate was: (i) the same as the rate for the   TREASURY PORTFOLIO                           The Board considered the extent to which
mutual fund; and (ii) above the rates for                                                 there are economies of scale in AIM's
the two private funds.                       The Board compared the Fund's contractual    provision of advisory services to the
                                             advisory fee rate to the contractual         Fund. The Board also considered whether
   The Board noted that AIM has              advisory fee rates of funds in the Fund's    the Fund benefits from such economies of
contractually agreed to waive fees and/or    Lipper peer group that are not managed by    scale through contractual breakpoints in
limit expenses of the Fund through at        AIM, at a common asset level and as of the   the Fund's advisory fee schedule or
least June 30, 2008 in an amount necessary   end of the past calendar year. The Board     through advisory fee waivers or expense
to limit total annual operating expenses     noted that the Fund's advisory fee rate      limitations. The Board noted that the
to a specified percentage of average daily   was below the median advisory fee rate of    Fund's contractual advisory fee schedule
net assets for each class of the Fund. The   its peers. The Board also reviewed the       includes two breakpoints and that the
Board considered the contractual nature of   methodology used by Lipper and noted that    level of the Fund's advisory fees, as a
this fee waiver and noted that it remains    the contractual fee rates shown by Lipper    percentage of the Fund's net assets, has
in effect until at least June 30, 2008.      include any applicable long-term             decreased as net assets increased because
The Board reviewed the Fund's effective      contractual fee waivers. The Board noted     of the breakpoints. Based on this
advisory fee rate, after taking account of   that AIM does not serve as an advisor to     information, the Board concluded that the
this expense limitation, and considered      other mutual funds or other clients with     Fund's advisory fees appropriately reflect
the effect this expense limitation would     investment strategies comparable to those    economies of scale at current asset
have on the Fund's estimated total           of the Fund.                                 levels. The Board also noted that the Fund
expenses. The Board concluded that the                                                    shares directly in economies of scale
levels of fee waivers/expense limitations       The Board noted that AIM has              through lower fees charged by third party
for the Fund were fair and reasonable.       contractually agreed to waive fees and/or    service providers based on the combined
                                             limit expenses of the Fund through at        size of all of the AIM Funds and
   After taking account of the Fund's        least June 30, 2008 in an amount necessary   affiliates.
contractual advisory fee rate, as well as    to limit total annual operating expenses
the comparative advisory fee information     to a specified percentage of average daily   E. Profitability and Financial Resources
and the expense limitation discussed         net assets for each class of the Fund. The      of AIM
above, the Board concluded that the Fund's   Board considered the contractual nature of
advisory fees were fair and reasonable.      this fee waiver and noted that it remains    The Board reviewed information from AIM
                                             in effect until at least June 30, 2008.      concerning the costs of the advisory and
STIC PRIME PORTFOLIO                         The Board reviewed the Fund's effective      other services that AIM and its affiliates
                                             advisory fee rate, after taking account of   provide to each Fund and the profitability
The Board compared the Fund's contractual    this expense limitation, and considered      of AIM and its affiliates in providing
advisory fee rate to the contractual         the effect this expense limitation would     these services. The Board also reviewed
advisory fee rates of funds in the Fund's    have on the Fund's estimated total           information concerning the financial
Lipper peer group that are not managed by    expenses. The Board concluded that the       condition of AIM and its affiliates. The
AIM, at a common asset level and as of the   levels of fee waivers/expense limitations    Board also reviewed with AIM the
end of the past calendar year. The Board     for the Fund were fair and reasonable.       methodology used to prepare the
noted that the Fund's advisory fee rate                                                   profitability information. The Board
was comparable to the median advisory fee       After taking account of the Fund's        considered the overall profitability of
rate of its peers. The Board also reviewed   contractual advisory fee rate, as well as    AIM, as well as the profitability of AIM
the methodology used by Lipper and noted     the comparative advisory fee information     in connection with managing each Fund. The
that the contractual fee rates shown by      and the expense limitation discussed         Board noted that AIM continues to operate
Lipper include any applicable long-term      above, the Board concluded that the Fund's   at a net profit, although increased
contractual fee waivers. The Board also      advisory fees were fair and reasonable.      expenses in recent years have reduced the
compared the Fund's contractual advisory                                                  profitability of AIM and its affiliates.
fee rate to the contractual advisory fee     D. Economies of Scale and Breakpoints        The Board concluded that each Fund's
rates of other clients of AIM and its                                                     advisory fees were fair and reasonable,
affiliates with investment strategies        GOVERNMENT & AGENCY PORTFOLIO, LIQUID        and that the level of profits realized by
comparable to those of the Fund, including   ASSETS PORTFOLIO, STIC PRIME PORTFOLIO AND   AIM and its affiliates from providing
one mutual fund advised by AIM and two       TREASURY PORTFOLIO                           services to each Fund was not excessive in
private funds sub-advised by an AIM                                                       light of the nature, quality and extent of
affiliate. The Board noted that the Fund's   The Board considered the extent to which     the services provided. The Board
rate was: (i) the same as the rate for the   there are economies of scale in AIM's        considered whether AIM is financially
mutual fund; and (ii) above the rates for    provision of advisory services to each       sound and has the resources necessary to
the two private funds.                       Fund. The Board also considered whether      perform its obligations under the Funds'
                                             each Fund benefits from such economies of    advisory agreement, and concluded that AIM
   The Board noted that AIM has              scale through contractual breakpoints in     has the financial resources necessary to
contractually agreed to waive fees and/or    the Fund's advisory fee schedule or          fulfill these obligations.
limit expenses of the Fund through at        through advisory fee waivers or expense
least June 30, 2008 in an amount             limitations. The Board noted that the
                                             Funds' contractual advisory fee schedules
                                             do not

                                                                                                                         (continued)

Short-Term Investments Trust

F. INDEPENDENT WRITTEN EVALUATION OF THE
   FUNDS' SENIOR OFFICER

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. COLLATERAL BENEFITS TO AIM AND ITS
   AFFILIATES

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to each Fund.

   The Board considered the benefits
realized by AIM as a result of portfolio brokerage transactions executed through
"soft dollar" arrangements. Under these
arrangements, portfolio brokerage
commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM's expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for each Fund and may therefore benefit Fund shareholders. The
Board concluded that AIM's soft dollar
arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

Short-Term Investments Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

    Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:


FEDERAL AND STATE INCOME TAX

                                                  LONG TERM                               CORPORATE DIVIDENDS
                                                   CAPITAL          QUALIFIED DIVIDEND         RECEIVED           U.S. TREASURY
                                              GAIN DISTRIBUTIONS         INCOME*              DEDUCTION*           OBLIGATIONS*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                --                 0.00%                  0.00%                 0.02%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                   --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                     --                 0.00%                  0.00%                 0.20%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                          --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                      --                 0.00%                  0.00%                   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                 QUALIFIED        QUALIFIED INTEREST
                                                              SHORT-TERM GAINS         INCOME**
----------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                --               43.39%
----------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   --               76.40%
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                $12,772                 100%
----------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                          --                 100%
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 $   199                 100%
____________________________________________________________________________________________________
====================================================================================================

** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                             NOVEMBER 30, 2006       FEBRUARY 28, 2007       MAY 31, 2007       AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                              100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                 100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                   100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                        100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  99.98%                  99.99%               99.98%               99.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Short-Term Investments Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and Executive                      President, A I M Management Group Inc.
  Vice President                             (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1980       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1981       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Short-Term Investments Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1989       Head of INVESCO's World Wide Fixed        N/A
  President and Principal                    Income and Cash Management Group;
  Executive Officer                          Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714


The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC
Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC
Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Funds from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                                [AIM INVESTMENTS LOGO]
AIMinvestments.com    STIT-AR-3    Fund Management Company    --REGISTERED TRADEMARK--

                                                                 CORPORATE CLASS
                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

ANNUAL

Inside This Report

Letters to Shareholders ..................    2
Fund Data ................................    4
Fund Objectives and Strategies ...........    4
Fund Composition by Maturity .............    5
Schedule of Investments ..................    6
Financial Statements .....................   31
Notes to Financial Statements ............   37
Financial Highlights .....................   47
Auditor's Report .........................   51
Fund Expenses ............................   52
Approval of Advisory Agreement ...........   53
Tax Information ..........................   57
Trustees and Officers ....................   58

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the
                                             Corporate Class of AIM Short-Term Investments Trust, part of AIM Cash Management, for
    [KELLEY                                  the fiscal year ended August 31, 2007. Thank you for investing with us.
     PHOTO]
                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                                Each Portfolio continues to maintain the highest credit quality rating given by the
Karen Dunn Kelley                            three most widely known Nationally Recognized Statistical Rating Organizations: AAAm
                                             from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                                             During the fiscal year covered by this report:

                                             o  The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of 3.8%
                                                in the second quarter of 2007.(1)

                                             o  One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%2 excluding food and energy, near the top end of the U.S. Federal Reserve Board's (the
                                                Fed) assumed "comfort zone" for inflation.(3)

                                                After raising the federal funds target rate at 17 consecutive meetings from June
                                             2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25% throughout the fiscal year. In a statement following its early August meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4) It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations.
                                             When consumers and companies can't borrow money easily, the economy tends to slow.

                                                While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             IN CONCLUSION

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,


                                             /S/ KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources: (1)Bureau of Economic Analysis; (2)Bureau of Labor Statistics;
                                             (3)BusinessWeek; (4)U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
     [CROCKETT                               reduced shareholder costs, and high ethical standards.
       PHOTO]
                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO
                                             PLC, the parent company of AIM Investments --REGISTERED TRADEMARK-- (AIM), and Phil
                                             Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than
                                             30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice
Bruce L. Crockett                            chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as Director of
                                             AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab, then select the "Investment Advisory Agreement Renewals" link.

                                                Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world.
                                             INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.),
                                             Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities.
                                             Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash
                                             Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

Short-Term Investments Trust

====================================================================================================================================

FUND DATA

CORPORATE CLASS DATA AS OF 8/31/07

FUND                                             YIELDS                 WEIGHTED AVERAGE MATURITY          TOTAL NET ASSETS
                                                                         Range During
                                            7-Day     Monthly              Reporting    At Fiscal
                                          SEC Yield    Yield                Period      Year-End

Liquid Assets                               5.31%      5.25%              29-59 days     32 days             $636.22 million
STIC Prime                                  5.29       5.26               11-21 days     20 days              616.43 million
Treasury                                    4.74       4.55               9-52 days      37 days              448.14 million
Government & Agency                         5.08       5.06               21-47 days     32 days              317.77 million
Government TaxAdvantage                     4.93       4.94               14-43 days     36 days               14.00 thousand

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 5.25%, 5.22%, 4.66%, 5.04% and 4.68% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government
TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

====================================================================================================================================

====================================================================================================================================

Fund Objectives and Strategies                                Government & Agency Portfolio

Liquid Assets Portfolio                                       Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of
Liquid Assets Portfolio seeks to provide as high a level of   liquidity.
current income as is consistent with the preservation of
capital and liquidity.                                           The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and
   The Fund invests primarily in short-term money market      interest by the U.S. government or by its agencies or
instruments that blend top-tier, high quality U.S.            instrumentalities, as well as repurchase agreements secured by such
dollar-denominated obligations, which include commercial      obligations. Securities purchased by the portfolio have maturities of
paper, certificates of deposit, master and promissory         397 days or less.
notes, municipal securities and repurchase agreements.
                                                              Government TaxAdvantage Portfolio
STIC Prime Portfolio
                                                              Government TaxAdvantage Portfolio seeks to maximize current income
STIC Prime Portfolio seeks to maximize current income         consistent with the preservation of capital and the maintenance of
consistent with the preservation of capital and the           liquidity.
maintenance of liquidity.
                                                                 The Fund may invest in direct obligations of the U.S. Treasury and
   The Fund invests in high quality U.S. dollar-denominated   in U.S. government agency securities with maturities of 397 days or
commercial paper and other commercial instruments with        less. This is intended to provide shareholders with dividends exempt
maturities of 60 days or less, including certificates of      from state and local income taxes in some jurisdictions. Investors
deposit, repurchase agreements and master notes.              residing in states with state income tax may find it more profitable to invest in this Fund than in a fund not designed to comply with
Treasury Portfolio                                            state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.
Treasury Portfolio seeks to maximize current income
consistent with the preservation of capital and the
maintenance of liquidity.

   The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

===========================================================================      ===================================================

FUND COMPOSITION BY MATURITY                                                     FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/07                                                           IN DAYS, AS OF 8/31/07

                    LIQUID                      GOVERNMENT      GOVERNMENT       STIC PRIME PORTFOLIO
                    ASSETS        TREASURY       & AGENCY      TAXADVANTAGE
                  PORTFOLIO*     PORTFOLIO     PORTFOLIO**     PORTFOLIO**       1-7                40.3%
                                                                                 8-14               12.2
1-7                  42.9%         80.0%          80.1%            59.7%         15-21              10.7
8-30                 22.9           0.0            4.3             11.2          22-28               8.1
31-90                28.2           0.0            3.2             16.0          29-35               6.9
91-180                4.2          14.1            5.0             11.2          36-42               5.1
181+                  1.8           5.9            7.4              1.9          43-60              16.7
===========================================================================      ===================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

====================================================================================================================================

====================================================================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

====================================================================================================================================

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-46.44%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-1.46%

Amstel Funding Corp. (Acquired 08/10/07; Cost
  $151,978,749)
  5.75%(b)(c)                                  09/13/07   $    152,735   $   152,442,258
----------------------------------------------------------------------------------------
Atlantis One Funding Corp. (Acquired
  07/31/07; Cost $115,346,362)
  5.26%(b)(c)                                  10/31/07        116,918       115,893,019
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Acquired 08/15/07; Cost $86,322,575)
  5.66%(b)                                     11/05/07         87,450        86,556,310
========================================================================================
                                                                             354,891,587
========================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.88%

Old Line Funding, LLC (Acquired 08/06/07;
  Cost $89,492,700)
  5.34%(b)                                     09/13/07         90,000        89,839,800
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $123,720,625)
  5.34%(b)                                     10/15/07        125,000       124,184,167
========================================================================================
                                                                             214,023,967
========================================================================================

ASSET-BACKED SECURITIES- FULLY BACKED-1.43%

Curzon Funding Ltd./LLC (CEP-American
  Insurance Group, Inc.)
  (Acquired 07/31/07; Cost $98,626,556)
  5.26%(b)                                     11/02/07        100,000        99,094,111
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $98,582,722)
  5.26%(b)                                     11/05/07        100,000        99,050,278
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $47,852,167)
  5.26%(b)                                     11/06/07        150,000       148,553,500
========================================================================================
                                                                             346,697,889
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-10.90%

Concord Minutemen Capital Co., LLC- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 04/18/07; Cost $50,007,916)
  5.19%(b)                                     10/18/07   $     51,363   $    51,014,973
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $48,887,778)
  5.20%(b)                                     09/14/07         50,000        49,906,111
----------------------------------------------------------------------------------------
  (Acquired 06/18/07; Cost $59,323,598)
  5.26%(b)                                     09/17/07         60,123        59,982,446
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $96,270,139)
  5.13%(b)                                     02/07/08        100,000        97,736,458
----------------------------------------------------------------------------------------
  (Acquired 04/04/07; Cost $194,769,250)
  5.15%(b)                                     10/04/07        200,000       199,056,750
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $116,874,733)
  5.18%(b)                                     10/10/07        120,000       119,326,600
----------------------------------------------------------------------------------------
Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 03/16/07; Cost $121,704,687)
  5.13%(b)                                     09/17/07        125,000       124,715,000
----------------------------------------------------------------------------------------
  (Acquired 03/16/07; Cost $150,901,865)
  5.15%(b)                                     09/17/07        155,000       154,645,567
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $211,989,045)
  5.48%(b)                                     11/13/07        215,000       212,610,872
----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/17/07; Cost $78,962,601)
  5.16%(b)                                     12/03/07         81,293        80,209,364
----------------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $116,816,800)
  5.19%(b)                                     10/17/07        120,000       119,204,200
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
  (Acquired 08/01/07; Cost $123,243,333)
  5.27%(b)                                     11/05/07   $    125,000   $   123,810,590
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $174,146,583)
  5.32%(b)                                     09/04/07        175,000       174,922,417
----------------------------------------------------------------------------------------
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 07/10/07; Cost $31,017,193)
  5.25%(b)                                     10/10/07         31,439        31,260,191
----------------------------------------------------------------------------------------
  (Acquired 07/09/07; Cost $149,161,691)
  5.26%(b)                                     10/10/07        119,772       119,089,499
----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
  of America, N.A.)
  (Acquired 08/06/07; Cost $99,525,333)
  5.34%(b)                                     09/07/07        100,000        99,911,000
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $81,832,356)
  6.00%(b)                                     09/10/07         82,161        82,037,759
----------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 05/02/07; Cost $145,395,417)
  5.14%(b)(c)                                  12/04/07        150,000       147,986,833
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)
  (Acquired 07/24/07; Cost $146,433,517)
  5.28%(b)                                     09/05/07        147,362       147,275,629
----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank, N.A.)
  (Acquired 07/13/07; Cost $99,212,500)
  5.25%(b)                                     09/05/07        100,000        99,941,667
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $149,033,125)
  5.95%(b)                                     09/25/07        150,000       149,405,000
========================================================================================
                                                                           2,642,491,314
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-0.69%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 07/19/07; Cost $32,630,398)
  5.26%(b)                                     10/19/07   $     33,075   $    32,843,034
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $132,709,133)
  5.61%(b)                                     11/16/07        134,682       133,086,916
========================================================================================
                                                                             165,929,950
========================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-14.67%

Amsterdam Funding Corp.
  (Acquired 08/03/07; Cost $114,420,017)
  5.34%(b)                                     09/06/07        115,000       114,914,708
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $198,977,778)
  5.75%(b)                                     09/14/07        200,000       199,584,722
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $49,731,875)
  5.85%(b)                                     09/17/07         50,000        49,870,000
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/03/07; Cost $179,822,177)
  5.32%(b)                                     09/17/07        181,026       180,597,974
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $105,004,530)
  5.36%(b)                                     09/10/07        105,523       105,381,599
----------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $52,855,184)
  5.26%(b)                                     09/06/07         53,252        53,213,096
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $74,589,146)
  5.33%(b)                                     09/12/07         75,000        74,877,854
----------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $99,416,667)
  6.00%(b)                                     09/20/07        100,000        99,683,333
----------------------------------------------------------------------------------------
Chariot Funding, LLC/Ltd.
  (Acquired 08/03/07; Cost $101,016,799)
  5.31%(b)                                     09/27/07        101,843       101,452,432
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $198,930,000)
  5.35%(b)                                     09/11/07        200,000       199,703,333
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $99,582,333)
  5.37%(b)                                     09/04/07        100,000        99,955,250
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/03/07; Cost $98,537,500)
  5.27%(b)                                     10/11/07   $    100,000   $    99,415,000
----------------------------------------------------------------------------------------
  (Acquired 07/13/07; Cost $123,977,222)
  5.26%(b)                                     09/07/07        125,000       124,890,417
----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  (Acquired 08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07         50,000        49,896,181
----------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/25/07; Cost $49,655,660)
  5.28%(b)                                     09/10/07         50,000        49,934,062
----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  (Acquired 06/18/07; Cost $37,073,425)
  5.26%(b)                                     09/17/07         37,573        37,485,163
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $198,701,667)
  5.70%(b)                                     09/24/07        200,000       199,271,667
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $99,287,500)
  5.70%(b)                                     09/28/07        100,000        99,572,500
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/06/07; Cost $99,157,667)
  5.32%(b)                                     10/02/07        100,000        99,541,889
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $197,340,000)
  5.32%(b)                                     11/06/07        200,000       198,049,333
----------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  (Acquired 07/09/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/09/07        100,000        99,444,778
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $158,604,029)
  5.36%(b)(c)                                  09/05/07        159,268       159,173,147
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $74,724,479)
  5.75%(b)(c)                                  09/06/07         75,000        74,940,104
----------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/03/07; Cost $111,968,500)
  5.32%(b)                                     09/04/07        112,500       112,450,172
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $268,672,425)
  5.71%(b)                                     09/14/07        270,000       269,443,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp.
  (Acquired 08/03/07; Cost $48,703,393)
  5.32%(b)                                     09/13/07   $     49,000   $    48,913,188
----------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $32,839,070)
  5.32%(b)                                     09/05/07         33,000        32,980,493
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $149,113,542)
  5.75%(b)                                     09/19/07        150,000       149,568,750
----------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $199,065,556)
  5.80%(b)                                     09/11/07        200,000       199,677,778
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $74,552,917)
  5.80%(b)                                     09/21/07         75,000        74,758,333
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $99,483,333)
  6.00%(b)                                     09/17/07        100,000        99,733,333
========================================================================================
                                                                           3,558,373,864
========================================================================================

ASSET-BACKED SECURITIES- SECURITIES-10.48%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $9,867,039)
  5.26%(b)                                     10/30/07         10,000         9,913,794
----------------------------------------------------------------------------------------
  (Acquired 06/19/07; Cost $74,001,844)
  5.27%(b)                                     09/18/07         75,000        74,813,531
----------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
  (Acquired 06/20/07; Cost $98,598,667)
  5.26%(b)(c)                                  09/24/07        100,000        99,664,264
----------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd./LLC
  (Acquired 08/02/07; Cost $246,629,861)
  5.28%(b)(c)                                  11/02/07        250,000       247,728,819
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $248,728,125)
  5.55%(b)(c)                                  09/11/07        250,000       249,614,583
----------------------------------------------------------------------------------------
Dorada Finance Inc.
  (Acquired 08/09/07; Cost $147,764,250)
  5.42%(b)(c)                                  11/16/07        150,000       148,283,667
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Five Finance Inc.
  (Acquired 06/20/07; Cost $59,132,100)
  5.26%(b)(c)                                  09/27/07   $     60,000   $    59,772,067
----------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $24,646,017)
  5.26%(b)(c)                                  10/30/07         25,000        24,784,691
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $172,545,333)
  5.26%(b)(c)                                  11/05/07        175,000       173,337,986
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,552,125)
  5.27%(b)(c)                                  11/09/07        100,000        98,990,875
----------------------------------------------------------------------------------------
Galaxy Funding Inc.
  (Acquired 08/01/07; Cost $49,327,889)
  5.26%(b)                                     11/01/07         50,000        49,554,361
----------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 03/16/07; Cost $90,649,735)
  5.14%(b)(c)                                  09/12/07         93,000        92,853,938
----------------------------------------------------------------------------------------
  (Acquired 04/10/07; Cost $97,441,250)
  5.18%(b)(c)                                  10/05/07        100,000        99,511,250
----------------------------------------------------------------------------------------
  (Acquired 05/22/07; Cost $72,102,866)
  5.19%(b)(c)                                  11/16/07         74,000        73,189,988
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $19,838,361)
  5.29%(b)(c)                                  09/25/07         20,000        19,929,467
----------------------------------------------------------------------------------------
Newport Funding Corp.
  (Acquired 07/12/07; Cost $99,121,667)
  5.27%(b)                                     09/10/07        100,000        99,868,250
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,000,896)
  5.27%(b)                                     10/31/07         75,000        74,341,250
----------------------------------------------------------------------------------------
Perry Global Funding, Ltd./LLC
  (Acquired 04/24/07; Cost $97,765,417)
  5.19%(b)                                     09/26/07        100,000        99,639,583
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $72,437,021)
  5.19%(b)                                     11/14/07         74,455        73,660,689
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Sigma Finance Inc.
  (Acquired 04/05/07; Cost $97,387,167)
  5.14%(b)(c)                                  10/05/07   $    100,000   $    99,514,556
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $48,767,612)
  5.19%(b)(c)                                  11/01/07         50,000        49,560,376
----------------------------------------------------------------------------------------
  (Acquired 07/12/07; Cost $73,895,312)
  5.25%(b)(c)                                  10/25/07         75,000        74,409,375
----------------------------------------------------------------------------------------
  (Acquired 07/10/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/10/07        100,000        99,430,167
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 07/10/07; Cost $49,329,167)
  5.25%(b)(c)                                  10/10/07         50,000        49,715,625
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (Acquired 08/03/07; Cost $99,541,889)
  5.32%(b)(c)                                  09/06/07        100,000        99,926,111
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $199,009,778)
  5.57%(b)(c)                                  09/14/07        200,000       199,597,722
========================================================================================
                                                                           2,541,606,985
========================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-0.56%

Ciesco, LLC
  (Acquired 07/13/07; Cost $74,419,208)
  5.26%(b)                                     09/04/07         75,000        74,967,125
----------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $24,810,056)
  5.26%(b)                                     09/07/07         25,000        24,978,083
----------------------------------------------------------------------------------------
  (Acquired 07/03/07; Cost $35,473,500)
  5.27%(b)                                     10/11/07         36,000        35,789,400
========================================================================================
                                                                             135,734,608
========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.00%

PACCAR Financial Corp.
  5.22%                                        09/04/07            400           399,826
========================================================================================

CONSUMER FINANCE-0.41%

American Express Credit Corp.
  5.27%                                        10/17/07        100,000        99,326,611
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

DIVERSIFIED BANKS-3.57%

Bank of America Corp.
  5.40%                                        10/12/07   $    100,000   $    99,385,000
----------------------------------------------------------------------------------------
  5.40%                                        10/15/07         50,000        49,670,000
----------------------------------------------------------------------------------------
BNP Paribas Finance Inc.
  5.50%                                        09/13/07         13,000        12,976,167
----------------------------------------------------------------------------------------
  5.27%                                        09/14/07         18,000        17,965,778
----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.28%                                        11/06/07        150,000       148,548,000
----------------------------------------------------------------------------------------
  5.28%                                        11/26/07        200,000       197,477,333
----------------------------------------------------------------------------------------
Dexia Delaware LLC
  5.29%(c)                                     09/13/07         13,000        12,977,077
----------------------------------------------------------------------------------------
  5.39%(c)                                     09/24/07         50,000        49,827,819
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.41%(c)                                     11/26/07        100,000        98,708,806
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.39%(c)                                     09/13/07         19,900        19,864,246
----------------------------------------------------------------------------------------
Rabobank USA Financial Corp.
  5.47%(c)                                     09/06/07         38,000        37,971,131
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  5.30%(c)                                     09/21/07         18,000        17,947,050
----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  5.25%(c)                                     09/04/07          4,000         3,998,250
----------------------------------------------------------------------------------------
  5.46%(c)                                     10/09/07        100,000        99,423,667
========================================================================================
                                                                             866,740,324
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.00%

General Electric Capital Corp.
  5.25%                                        10/18/07            100            99,315
========================================================================================

REGIONAL BANKS-1.39%

Bank of Ireland
  (Acquired 08/20/07; Cost $148,660,000)
  5.36%(b)(c)                                  10/19/07        150,000       148,928,000
----------------------------------------------------------------------------------------
Danske Corp.
  5.42%(c)                                     09/12/07         38,000        37,937,068
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 04/05/07; Cost $146,685,792)
  5.17%(b)(c)                                  09/10/07        150,000       149,806,313
========================================================================================
                                                                             336,671,381
========================================================================================
    Total Commercial Paper (Cost
      $11,262,987,621)                                                    11,262,987,621
========================================================================================

TIME DEPOSITS-10.66%

Danske Bank (United Kingdom)
  5.35%(c)(d)                                  09/04/07        115,000       115,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Cayman Islands)
  5.13%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

TIME DEPOSITS-(CONTINUED)

Dexia Bank S.A. (Cayman Islands)
  5.22%(c)(d)                                  09/04/07   $    500,000   $   500,000,000
----------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  4.75%(c)(d)                                  09/04/07        370,026       370,026,632
----------------------------------------------------------------------------------------
LaSalle Bank N.A. (Cayman Islands)
  4.50%(c)(d)                                  09/04/07        300,000       300,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Cayman Islands)
  5.00%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.88%(c)(d)                                  09/04/07        300,000       300,000,000
========================================================================================
    Total Time Deposits (Cost $2,585,026,632)                              2,585,026,632
========================================================================================

CERTIFICATES OF DEPOSIT-8.47%

Allied Irish Banks, PLC
  5.58%                                        12/04/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Bank of Ireland
  5.48%                                        10/12/07         75,000        74,999,859
----------------------------------------------------------------------------------------
Bank of Montreal
  5.49%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.48%                                        11/26/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.26%                                        05/19/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC, (United Kingdom)
  5.50%(c)                                     09/28/07        200,000       200,000,000
----------------------------------------------------------------------------------------
CALYON S.A.
  5.37%(e)                                     11/09/07        190,000       190,000,000
----------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.44%                                        09/24/07         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G.
  5.40%                                        01/09/08         90,000        90,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  5.31%                                        02/19/08        150,000       150,003,422
----------------------------------------------------------------------------------------
  5.48%                                        09/28/07        100,000       100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.26%                                        04/11/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.26%                                        04/10/08        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.30%                                        10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A.
  (United Kingdom)
  5.30%(c)                                     10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Toronto Dominion Bank
  5.48%                                        11/23/07   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
  5.49%                                        10/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UBS A.G.
  5.47%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  5.52%                                        11/28/07        100,000       100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,055,003,281)                                                      2,055,003,281
========================================================================================

MEDIUM-TERM NOTES-5.76%

Abbey National Treasury Services PLC (United
  Kingdom)
  (Acquired 08/31/07; Cost $149,976,855)
  5.54%(b)(c)(e)                               02/25/08        150,000       149,976,855
----------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate MTN
  (Acquired 05/16/07; Cost $75,004,725)
  5.33%(b)(e)                                  06/16/08         75,000        75,003,448
----------------------------------------------------------------------------------------
Allstate Life Global Funding Floating Rate
  MTN
  5.51%(e)                                     08/27/08         50,000        50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  5.40%(b)(e)                                  09/05/08        140,000       140,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/18/03-12/10/03; Cost
  $130,000,000)
  5.69%(b)(e)                                  09/15/08        130,000       130,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $100,000,000)
  5.35%(b)(c)(e)                               07/23/08        100,000       100,000,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  5.75%                                        09/22/08         15,000        15,060,000
----------------------------------------------------------------------------------------
MBIA Global Funding, LLC
  (Acquired 06/05/07; Cost $100,023,607)
  5.35%(b)(e)                                  06/05/08        100,000       100,018,281
----------------------------------------------------------------------------------------
MetLife of Connecticut Institutional Funding
  Ltd.
  5.62%(e)                                     04/30/08        270,000       270,562,410
----------------------------------------------------------------------------------------
New York Life Funding
  (Acquired 08/31/07; Cost $75,172,275)
  5.81%(b)(e)                                  04/14/08         75,000        75,172,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Canada Floating Rate Yankee MTN
  5.40%(c)(e)                                  08/08/08   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  5.52%(b)(c)(e)                               08/20/08         60,000        60,000,000
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate MTN
  5.51%(c)(e)                                  09/12/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 01/23/07; Cost $30,001,500)
  5.31%(b)(c)(e)                               08/05/08         30,000        30,001,316
========================================================================================
    Total Medium-Term Notes (Cost
      $1,395,794,585)                                                      1,395,794,585
========================================================================================

VARIABLE RATE DEMAND NOTES-5.43%(E)(F)

INSURED-0.62%(G)

Aerospace Corp.; Series 2006, Taxable Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.56%(d)                                     06/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P,
  Taxable Home Mortgage RB (INS-Financial
  Security Assurance Inc.)
  5.52%(d)                                     08/01/29         20,500        20,500,000
----------------------------------------------------------------------------------------
  Series 1998 T,
  Taxable Home Mortgage RB (INS-Ambac
  Assurance Corp.) 5.68%(d)                    08/01/29          7,780         7,780,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1998 B-I,
  Taxable Student Loan RB (INS-MBIA Insurance
  Corp.)
  5.45%(d)                                     09/01/34         11,200        11,200,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.45%(d)          09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners II; Series 2001
  Tranche 1, Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 11/14/02; Cost $25,000,000)
  5.60%(b)(d)                                  09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of) Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  ACES (INS-MBIA Insurance Corp.)
  5.50%(d)                                     11/01/15   $      3,400   $     3,400,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency;
  Series 2006 B, Taxable RB (INS-Financial
  Security Assurance Inc.)
  5.55%(d)                                     05/01/28          8,775         8,775,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority;
  Series 2005 A-5, Taxable Student Loan RB
  (INS-Ambac Assurance Corp.)
  5.70%(d)                                     09/01/35         13,990        13,990,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida;
  Series 2002, Refunding Special Obligation
  Taxable RB (INS-Ambac Assurance Corp.)
  5.60%(d)                                     07/01/32         13,940        13,940,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska; (Riverfront
  Redevelopment Project);
  Series 2002 B,
  Special Obligation Taxable RB (INS-Ambac
  Assurance Corp.)
  5.56%(d)                                     02/01/13          1,300         1,300,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska;
  Series 2002 B,
  Special Tax Revenue
  Redevelopment Bonds
  (INS-Ambac Assurance Corp.)
  5.56%(d)                                     02/01/26         10,235        10,235,000
----------------------------------------------------------------------------------------
Orange (County of), California Board of
  Education (Esplanade Project);
  Series 2002, Taxable COP (INS-Financial
  Security Assurance Inc.)
  5.57%                                        06/01/32          6,700         6,700,000
========================================================================================
                                                                             149,820,000
========================================================================================

LETTER OF CREDIT ENHANCED-4.81%(H)

989 Market Street LLC; Series 2006,
  Incremental Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        03/01/26          7,600         7,600,000
----------------------------------------------------------------------------------------
A Mining Group LLC;
  Series 2006, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.83%(d)                                     06/01/29          2,885         2,885,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.59%(c)(d)                                  07/01/26   $      3,825   $     3,825,000
----------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical Center
  Hospital);
  Series 2006 B, Taxable IDR (LOC-Citizens
  Bank of Pennsylvania, N.A.)
  5.57%(d)                                     05/01/35          2,350         2,350,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project);
  Series 2002, RB, Taxable RB (LOC-Wells
  Fargo Bank, N.A.)
  5.64%(d)                                     08/01/25          1,800         1,800,000
----------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Floating Rate Notes
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     05/01/31         31,200        31,200,000
----------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     10/01/33         10,443        10,442,839
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board;
  Series 2006 A, Refunding Taxable IDR
  (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  07/01/26          5,640         5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
  Bonds (LOC-Citizens Bank of Pennsylvania,
  N.A.)
  5.72%(d)                                     02/01/15         12,900        12,900,000
----------------------------------------------------------------------------------------
Belk, Inc.;
  Series 1998, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     07/01/08         12,880        12,880,472
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     09/01/30          2,430         2,430,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Biola University;
  Series 2004 A,
  Taxable RB (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  10/01/34   $     12,300   $    12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B,
  Taxable RB (LOC-BNP Paribas)
  5.60%(c)(d)                                  10/01/34         12,300        12,300,000
----------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.;
  Series 2006, Taxable Bonds (LOC-Comerica
  Bank)
  5.62%                                        06/01/22          3,100         3,100,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project);
  Series 2001 I, Taxable PCR (LOC-Wachovia
  Bank, N.A.)
  5.53%(d)                                     12/01/36         26,790        26,790,000
----------------------------------------------------------------------------------------
California (State of) Access to Loans for
  Learning Student Loan Corp.;
  Series 2001-II-A-5,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.60%(d)                                     07/01/36         43,400        43,400,000
----------------------------------------------------------------------------------------
  Series 2001-II-A-6,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.56%                                        07/01/36          2,900         2,900,000
----------------------------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Villas at Hamilton
  Apartments)
  Series 2001, H H-T Multi-Family Housing
  Taxable RB (LOC-Federal National Mortgage
  Association)
  5.56%(d)                                     01/15/35            620           620,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/25          1,275         1,275,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        07/01/25          8,140         8,140,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC (Pinnacle
  Financial Project);
  Series 2007, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        02/01/32   $      7,270   $     7,270,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     12/02/19          7,493         7,493,000
----------------------------------------------------------------------------------------
  Series 2000 B,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     07/01/20          6,848         6,848,000
----------------------------------------------------------------------------------------
  Series 2000 C,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     09/01/20          6,170         6,170,000
----------------------------------------------------------------------------------------
  Series 2000 D,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     05/01/26          6,400         6,400,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Series 1998-A,, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     11/01/28          4,035         4,035,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Taxable
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.60%(d)                                     07/01/20         11,100        11,100,000
----------------------------------------------------------------------------------------
Chestnut Partnership (The);
  Series 1999, Taxable RB (LOC-LaSalle Bank,
  N.A.)
  5.60%(d)                                     01/02/29         19,415        19,415,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments);
  Series 2006 A, Refunding Multi-Family
  Housing Taxable RB (LOC-Federal National
  Mortgage Association)
  5.50%(d)                                     05/15/36          8,970         8,970,000
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project);
  Series 2004 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.67%(d)                                     08/01/30          3,625         3,625,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Conair Corp.;
  Series 2002, Taxable Economic Development
  Bonds (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     09/01/12   $      6,595   $     6,595,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated Loan
  Program;
  Series 2003 B, PARTs (LOC-Wells Fargo Bank,
  N.A.)
  5.64%(d)                                     02/02/43            255           255,000
----------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County of),
  Virginia Regional Industrial Facility
  Authority (Crane Creek Project);
  Series 2005, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%                                        01/01/26          7,200         7,200,000
----------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront Reclamation
  and Casino Development Project);
  Series 1999 A, Taxable RB (LOC-Deutsche
  Bank A.G.)
  5.61%(c)(d)                                  05/01/09         41,830        41,830,000
----------------------------------------------------------------------------------------
Dome Corp.;
  Series 1991, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.72%                                        08/31/16          9,400         9,400,000
----------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     12/01/15          8,000         8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     07/01/30          5,825         5,825,000
----------------------------------------------------------------------------------------
Florida Christian College, Inc.;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     11/01/36          6,500         6,500,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%                                        01/01/25         10,420        10,420,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States;
  Series 2001 A, Taxable (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     03/01/33         17,330        17,330,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001,
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     03/01/31   $      8,249   $     8,249,000
----------------------------------------------------------------------------------------
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.63%                                        03/01/31          8,500         8,500,000
----------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird, The
  Garvin School of International Management);
  Series 2005 B, Taxable Refunding RB
  (LOC-Bank of New York)
  5.60%(d)                                     07/01/35          6,300         6,300,000
----------------------------------------------------------------------------------------
Harvest Bible Chapel
  Series 2004, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     08/01/29         10,285        10,285,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe;
  Series 2005, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     06/01/25          6,120         6,120,000
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     05/15/31          6,825         6,825,000
----------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible Revenue
  RB (LOC-Fifth Third Bank)
  5.60%(d)                                     05/15/31          8,090         8,090,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1997 B, Taxable Student Loan RB
  (LOC-JPMorgan Chase Bank, N.A.)
  5.45%(d)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
Iowa Finance Authority (Windsor on the River,
  LLC);
  Series 2007 B, Multifamily Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.58%(d)                                     05/01/42         24,000        24,000,000
----------------------------------------------------------------------------------------
JPV Capital LLC;
  Series 1999 A, Taxable Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  5.78%(d)                                     12/01/39            858           857,953
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Kordsa Inc.;
  Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.73%(d)                                     06/01/26   $      9,000   $     9,000,000
----------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency;
  Series 2005 B, Taxable TAN (LOC-Wells Fargo
  Bank, N.A.)
  5.64%(d)                                     06/01/20          1,185         1,185,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.;
  Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $157,350,000)
  5.60%(b)(d)                                  02/01/41        157,350       157,350,000
----------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority;
  Series 2007, Taxable COP (LOC-Wells Fargo
  Bank, N.A.)
  5.40%(d)                                     12/01/17          3,075         3,075,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC;
  Series 2003, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
  Development Authority (PennSummit Tubular
  LLC Project);
  Series 2006 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        02/01/21          2,705         2,705,000
----------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC;
  Series 2006, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.51%(d)                                     07/01/35         22,000        22,000,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.);
  Series 2003 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.71%(d)                                     12/01/53          2,975         2,975,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.);
  Series 2001, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank)
  5.58%(d)                                     06/01/36         58,700        58,700,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B Taxable RB (LOC-Comerica
  Bank)
  5.62%(d)                                     01/01/35   $        750   $       750,000
----------------------------------------------------------------------------------------
  5.62%                                        01/01/35          8,625         8,625,000
----------------------------------------------------------------------------------------
Meharry Medical College;
  Series 2001, Unlimited Taxable GO (LOC-Bank
  of America, N.A.)
  5.60%(d)                                     08/01/16          8,965         8,965,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home Obligated Group);
  Series 2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  5.60%                                        11/01/28          7,695         7,695,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project);
  Series 2005, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.61%(d)                                     10/01/25         21,000        21,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) (Acquired 06/27/07; Cost
  $10,800,000)
  5.60%(b)(d)(e)                               08/01/20         10,800        10,800,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing, LLC Project);
  Series 2003, Taxable IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  5.51%(d)                                     12/01/27          7,330         7,330,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.)
  5.73%                                        06/01/15          9,555         9,555,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.);
  Series 2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     12/01/20          8,400         8,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Nashville (City of), & Davidson (County of)
  Tennessee Health and Educational Facilities
  Board (Weatherly Ridge Apartments Project);
  Series 2006 B, Multi-Family Housing Taxable
  RB (LOC-U.S. Bank N.A.)
  5.57%                                        12/01/41   $      1,900   $     1,900,000
----------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.61%                                        04/01/26          3,700         3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority Thermal Energy Facilities (Marina
  Energy LLC-2001 Project);
  Series B, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.57%(d)                                     09/01/21          7,700         7,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (66 West 38th Street);
  Series 2000 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33         17,700        17,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (Related-West 23rd Street);
  Series 2001 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33          8,000         8,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F, Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.59%(d)                                     09/15/07          1,600         1,600,000
----------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
  Authority;
  Series 2004 A, Taxable Refunding RB
  (LOC-Regions Bank)
  5.60%(d)                                     02/01/21         16,000        16,000,000
----------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     01/01/20          2,110         2,110,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project);
  Series 2005 B, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     05/01/27          3,270         3,270,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/14          2,900         2,900,000
----------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care Community,
  Inc.);
  Series 2006 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.60%(d)                                     04/01/15          6,390         6,390,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Racetrac Capital, LLC;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-Regions Bank)
  5.59%(d)                                     09/01/20   $     16,600   $    16,600,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-LaSalle Bank, N.A.)
  5.61%(d)                                     01/01/15          2,495         2,495,000
----------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
  Authority (1995 Old Manchester Project);
  Series 1995 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.40%(d)                                     12/01/25          1,590         1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
  Series 2002, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.62%(d)                                     12/01/22          4,500         4,500,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     05/01/14         11,975        11,975,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.61%(d)                                     06/01/18          1,200         1,200,000
----------------------------------------------------------------------------------------
  5.61%                                        06/01/18          4,000         4,000,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of Holland,
  LLC)
  Series 2005 A, Taxable RB (LOC-Federal Home
  Loan Bank of Indianapolis)
  5.71%(d)                                     07/01/40          4,135         4,135,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development, LLC)
  Series 2002 A, Taxable Floating Rate Notes
  (LOC-Comerica Bank)
  5.71%(d)                                     11/04/42          5,175         5,175,000
----------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     10/01/35         19,500        19,500,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Santa Rosa (City of), California (Rancheria
  Tachi Yokut Tribe);
  Series 2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     09/01/19   $     35,560   $    35,560,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design, Inc.;
  Series 2004, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     04/01/24         22,269        22,268,669
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
  Series 2003 D, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     07/01/54         10,000        10,000,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     11/01/52          9,730         9,730,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.71%(d)                                     10/01/53          5,660         5,660,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  5.63%(d)                                     10/01/35         17,800        17,800,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.);
  Series 2005 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     09/01/17          1,175         1,175,000
----------------------------------------------------------------------------------------
United Fuels, LLC;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     01/01/31          4,710         4,710,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation;
  Series 2001, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%(d)                                     07/01/26         13,705        13,705,000
----------------------------------------------------------------------------------------
Wake Forest University;
  Series 1997, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.65%(d)                                     07/01/17          2,400         2,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     05/01/44         15,280        15,280,000
----------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health Project);
  Series 2005 D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.)
  5.63%(d)                                     07/01/25          1,900         1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Young Men's Christian Association of
  Hunterdon County New Jersey;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     02/01/24   $      2,210   $     2,210,000
========================================================================================
                                                                           1,166,634,933
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,316,454,933)                                                      1,316,454,933
========================================================================================

ASSET-BACKED SECURITIES-2.84%

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-1.15%


RACERS Trust
  Series 2004-6-MM, Floating Rate Notes
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,103,007)
  5.55%(b)(e)                                  01/22/08        279,000       279,000,000
========================================================================================


ASSET-BACKED SECURITIES- SECURITIES-0.39%


Sigma Finance Inc.
  (Acquired 11/28/06; Cost $95,000,000)
  5.28%(b)(c)                                  12/03/07         95,000        95,000,000
========================================================================================


ASSET-BACKED SECURITIES-
  FULLY SUPPORTED MONOLINE-0.27%


Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM1, Class A,, Money Market
  Notes (CEP-Financial Security Assurance
  Inc.)
  (Acquired 09/07/05; Cost $64,485,091)
  5.50%(b)(e)(i)                               11/25/34         64,485        64,485,091
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- STRUCTURED-1.03%


Granite Master Issuer PLC; (United Kingdom)
  Series 2006-1A, Class A1, Floating Rate
  Bonds
  (Acquired 01/08/07; Cost $150,000,000)
  5.52%(b)(c)(e)                               01/20/08   $    150,000   $   150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgages PLC
  Series 15A, Class A1, Floating Rate Notes
  (Acquired 07/12/07; Cost $100,000,000)
  5.61%(b)(e)                                  06/15/08        100,000       100,000,000
========================================================================================
                                                                             250,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $688,485,091)                                                          688,485,091
========================================================================================


FUNDING AGREEMENTS-2.01%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/21/07; Cost $3,000,000)
  5.42%(b)(e)(j)                               10/12/07          3,000         3,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/06; Cost $125,000,000)
  5.56%(b)(e)(j)                               11/21/07        125,000       125,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/07; Cost $100,000,000)
  5.57%(b)(e)(j)                               08/27/08        100,000       100,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/04/07; Cost $259,000,000)
  5.42%(b)(e)(j)                               04/04/08        259,000       259,000,000
========================================================================================
    Total Funding Agreements (Cost
      $487,000,000)                                                          487,000,000
========================================================================================


MASTER NOTE AGREEMENTS-1.41%(K)

Lehman Brothers Inc.
  (Acquired 07/25/07; Cost $155,000,000)
  5.49%(b)(d)(e)(l)                                 --         155,000       155,000,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc
  (Acquired 08/08/07; Cost $188,000,000)
  5.51%(b)(d)(e)                               10/10/07        188,000       188,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $343,000,000)                                                          343,000,000
========================================================================================


U.S. TREASURY BILLS-0.51%(A)

U.S. Treasury Bills (Cost $122,493,750)
  4.01%                                        02/28/08        125,000       122,493,750
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.53%
  (Cost $20,256,245,893)                                                  20,256,245,893
________________________________________________________________________________________
========================================================================================



                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-18.18%(M)

Bank of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $500,297,222,
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%, 06/01/35)
  5.35%, 09/04/07                              140,083,222        140,000,000
-----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  Corporate obligations valued at
  $1,397,320,576;
  0%-6.75%, 10/19/08-01/25/47) 5.50%,
  09/04/07(c)                                  791,056,236        790,573,547
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655;
  4.00%-6.00%, 03/10/08-04/18/36)
  5.25%, 09/04/07                               88,051,333         88,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by Corporate obligations
  valued at $1,155,000,000;
  5.61%-6.12%, 12/31/10-11/12/47)
  5.47%, 09/17/07                              $918,776,472   $   915,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001;
  4.40%-6.41%, 12/01/13-05/01/37)
  5.40%, 09/04/07                               19,201,751         19,190,237
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by Corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51)
  5.48%, 09/04/07(c)                           734,500,381        734,053,832
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Open joint agreement,
  with no specified maturity date,
  (collateralized by Corporate obligations
  valued at $315,000,000; 0%-7.52%,
  12/18/09-12/27/49)
  5.44%(m)                                     $        --    $   150,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                              320,515,762        320,325,346
-----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                               94,295,886         94,240,389
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              140,083,689        140,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $50,027,500 (collateralized
  by U.S. Government obligations valued at
  $51,003,933; 2.38%, 01/15/17)
  4.95%, 09/04/07                               50,027,500         50,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by U.S.
  Government obligations valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                              $19,838,222    $    19,827,031
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 8/31/07, aggregate maturing
  value $1,200,730,667 (collateralized by
  Corporate obligations valued at
  $1,260,000,001; 0%-7.25%,
  06/15/11-07/15/56)
  5.48%, 09/04/07                              947,980,412        947,402,549
=============================================================================
    Total Repurchase Agreements (Cost
      $4,408,612,931)                                           4,408,612,931
=============================================================================
TOTAL INVESTMENTS-101.71% (Cost
  $24,664,858,824)(o)(p)                                       24,664,858,824
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.71)%                            (414,486,737)
=============================================================================
NET ASSETS-100.00%                                            $24,250,372,087
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - Government Obligations
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $12,830,291,739, which represented 52.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.4%; Cayman Islands: 10.2%; other countries less than 5%:
    14.5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $487,000,000, which represented 2.01% of the Fund's Net Assets.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(l) Open master note agreement with note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(m) Principal amount equals value at period end. See Note 1J.
(n) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(o) Also represents cost for federal income tax purposes.
(p) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-20.06%
U.S. TREASURY BILLS-16.36%(A)

3.50%                                          01/10/08   $150,000    $  148,089,583
------------------------------------------------------------------------------------
4.04%                                          01/24/08    200,000       196,745,556
------------------------------------------------------------------------------------
4.71%                                          01/24/08    100,000        98,102,917
------------------------------------------------------------------------------------
4.73%                                          01/31/08    125,000       122,503,611
------------------------------------------------------------------------------------
4.81%                                          01/31/08    100,000        97,970,800
------------------------------------------------------------------------------------
4.74%                                          02/07/08    125,000       122,380,365
------------------------------------------------------------------------------------
3.87%                                          02/14/08    125,000       122,769,375
------------------------------------------------------------------------------------
4.10%                                          02/21/08    125,000       122,540,156
------------------------------------------------------------------------------------
4.00%                                          02/28/08     50,000        49,000,000
------------------------------------------------------------------------------------
4.06%                                          02/28/08    200,000       195,940,000
------------------------------------------------------------------------------------
4.08%                                          02/28/08    150,000       146,936,250
====================================================================================
                                                                       1,422,978,613
====================================================================================

U.S. TREASURY NOTES-3.70%

3.38%                                          02/15/08    200,000       198,543,481
------------------------------------------------------------------------------------
2.63%                                          05/15/08    125,000       123,443,556
====================================================================================
                                                                         321,987,037
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,744,965,650)                                                  1,744,965,650
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-20.06% (Cost $1,744,965,650)                             1,744,965,650
====================================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-80.24%(B)

ABN AMRO Bank N.V., Agreement dated 08/31/07,
  maturing value $500,283,333 (collateralized
  by U.S. Government obligations valued at
  $510,001,003; 4.75%-8.75%,
  08/15/17-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Agreement
  dated 08/31/07, maturing value
  $400,228,889, (collateralized by U.S.
  Government obligations valued at
  $408,000,408; 0%-4.75%, 11/29/07-05/31/12)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated
  08/31/07, maturing value $400,227,556
  (collateralized by U.S. Government
  obligations valued at $408,000,501;
  2.38%-6.50%, 02/15/10-04/15/32)
  5.12%, 09/04/07                              400,227,556       400,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Agreement dated
  08/31/07, maturing value $400,226,667
  (collateralized by U.S. Government
  obligations valued at $408,000,557; 3.88%,
  01/15/09-04/15/29)
  5.10%, 09/04/07                              $400,226,667   $  400,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,107,436;
  3.50%-6.00%, 01/31/08-08/15/16)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement
  dated 08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,569;
  0.88%-4.88%, 04/15/10-06/30/12)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/07, maturing value $250,140,278
  (collateralized by U.S. Government
  obligations valued at $255,001,467;
  6.13%-6.50%, 11/15/26-11/15/27)
  5.05%, 09/04/07                              250,140,278       250,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement
  dated 08/31/07, maturing value $550,311,667
  (collateralized by U.S. Government
  obligations valued at $561,000,531;
  0%-4.75%, 10/11/07-09/15/09)
  5.10%, 09/04/07                              550,311,667       550,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,789;
  3.38%-7.25%, 01/15/08-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,055,556
  (collateralized by U.S. Government
  obligations valued at $102,000,112;
  4.25%-9.13%, 11/15/13-05/15/30)
  5.00%, 09/04/07                              100,055,556       100,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Agreement
  dated 08/31/07, maturing value $700,396,667
  (collateralized by U.S. Government
  obligations valued at $714,003,901;
  4.75%-7.88%, 02/28/09-02/15/25)
  5.10%, 09/04/07                              $700,396,667   $  700,000,000
----------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,000,995;
  0%-8.00%, 09/06/07-01/15/27)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/31/07, maturing value $400,228,889
  (collateralized by U.S. Government
  obligations valued at $408,001,322;
  3.38%-4.63%, 02/15/08-02/15/36)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Lehman Brothers Inc., Agreement dated
  08/31/07, maturing value $400,213,333
  (collateralized by U.S. Government
  obligations valued at $408,004,125;
  4.13%-4.88%, 04/30/11-08/31/12)
  4.80%, 09/04/07                              400,213,333       400,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/07, maturing value
  $500,282,222 (collateralized by U.S.
  Government obligations valued at
  $510,002,507; 4.13%-13.25%,
  05/15/10-05/15/17)
  5.08%, 09/04/07                              500,282,222       500,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Agreement dated 08/31/07,
  maturing value $200,113,333 (collateralized
  by U.S. Government obligations valued at
  $204,390,167; 4.63%-5.00%,
  07/31/11-08/31/11)
  5.10%, 09/04/07                              $200,113,333   $  200,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,088;
  2.63%-3.63%, 01/15/08-07/15/17)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $400,226,667 (collateralized
  by U.S. Government obligations valued at
  $408,004,690; 2.38%-4.75%,
  01/15/27-02/15/37)
  5.10%, 09/04/07                              400,226,667       400,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by a U.S.
  Government obligation valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                               80,218,222        80,172,969
============================================================================
    Total Repurchase Agreements (Cost
      $6,980,172,969)                                          6,980,172,969
============================================================================
TOTAL INVESTMENTS-100.30% (Cost
  $8,725,138,619)(c)                                           8,725,138,619
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.30)%                            (26,190,265)
============================================================================
NET ASSETS-100.00%                                            $8,698,948,354
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 1J.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-21.42%

FEDERAL FARM CREDIT BANK (FFCB)-0.90%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $30,000    $29,996,038
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-9.01%

Unsec. Bonds,
  5.25%                                        11/01/07     30,000     30,000,000
---------------------------------------------------------------------------------
  5.25%                                        11/13/07     25,000     25,000,000
---------------------------------------------------------------------------------
  5.38%                                        02/28/08     75,000     75,000,000
---------------------------------------------------------------------------------
  5.35%                                        07/30/08     30,000     30,000,000
---------------------------------------------------------------------------------
  5.40%                                        08/14/08     39,000     39,000,000
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds, 5.21%(a)    09/17/08     50,000     49,976,889
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     50,000     49,996,533
=================================================================================
                                                                      298,973,422
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     21,108     21,108,026
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c) 5.03%                   11/30/07     40,000     39,496,500
---------------------------------------------------------------------------------
  5.03%                                        12/21/07     30,000     29,534,725
---------------------------------------------------------------------------------
  5.04%                                        12/31/07     49,310     48,475,020
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              03/26/08     18,000     17,997,902
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Notes,
  5.36%(a)                                     09/27/07     75,000     74,997,304
=================================================================================
                                                                      231,609,477
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.53%

Unsec. Disc. Notes,(c)
  5.09%                                        02/13/08     50,000     48,834,458
---------------------------------------------------------------------------------
  4.99%                                        04/25/08     30,000     29,015,463
---------------------------------------------------------------------------------
  5.00%                                        05/12/08     30,000     28,941,667
---------------------------------------------------------------------------------
  5.01%                                        05/12/08     20,000     19,293,033
---------------------------------------------------------------------------------
  5.01%                                        06/06/08     25,000     24,029,312
=================================================================================
                                                                      150,113,933
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $710,692,870)                                             710,692,870
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-21.42% (Cost $710,692,870)                              710,692,870
=================================================================================



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-78.83%(D)

ABN AMRO Bank N.V., Joint agreement date
  8/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              $160,093,333   $  160,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,000,104; 0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              148,086,333       148,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543; 5.24%, 02/11/09)
  5.30%, 09/04/07                              104,949,743       104,887,976
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              160,094,222       160,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $250,145,833 (collateralized
  by U.S. Government obligations valued at
  $255,004,769; 0%, 12/28/07-01/31/08)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              348,204,933       348,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              $273,160,767   $  273,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,057,778
  (collateralized by U.S. Government
  obligations valued at $102,000,442;
  5.30%-10.38%, 04/16/10-02/15/21)
  5.20%, 09/04/07                              100,057,778       100,000,000
----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              703,421,668       703,007,675
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08)
  5.25%, 09/04/07                              $148,086,333   $  148,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,004,864; 0%-6.98%, 02/09/10-02/16/12)
  5.25%, 09/04/07                              150,087,500       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,614,895,651)                                          2,614,895,651
============================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $3,325,588,521)(e)                                           3,325,588,521
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                             (8,388,113)
============================================================================
NET ASSETS-100.00%                                            $3,317,200,408
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007. Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-68.33%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.25%

Fountain Square Commercial Funding Corp.
  (Acquired 08/07/07; Cost $19,589,147)
  5.35%(b)                                     09/04/07   $ 19,671    $   19,662,230
====================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-6.06%

Old Line Funding, LLC (Acquired 07/17/07;
  Cost $29,427,434)
  5.26%(b)                                     09/05/07     26,644        29,626,675
------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $54,385,761)
  5.27%(b)                                     09/07/07     54,738        54,689,967
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $40,318,156)
  5.68%(b)                                     10/12/07     40,697        40,433,736
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $102,094,747)
  5.90%(b)                                     09/17/07    102,633       102,363,873
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 08/07/07;
  Cost $106,663,710)
  5.33%(b)                                     10/02/07    107,548       107,054,385
------------------------------------------------------------------------------------
  (Acquired 08/07/07 Cost $55,232,505)
  5.35%(b)                                     09/10/07     55,513        55,438,751
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $53,137,070)
  5.35%(b)                                     10/03/07     53,583        53,328,183
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $34,697,979)
  5.45%(b)                                     10/05/07     35,000        34,819,847
====================================================================================
                                                                         477,755,417
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-8.88%

Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 07/19/07; Cost $14,085,887)
  5.26%(b)                                     09/12/07     14,200        14,177,177
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,626,667)
  5.60%(b)                                     09/11/07     75,000        74,883,333
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $97,415,539)
  5.65%(b)                                     09/17/07     98,000        97,753,911
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Legacy Capital Co., LLC (Multi CEP's- Liberty
  Hampshire Co., LLC; agent) (Acquired
  08/01/07; Cost $74,613,542)
  5.30%(b)                                     09/05/07   $ 75,000    $   74,955,834
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,749,014)
  5.32%(b)                                     09/06/07     50,000        49,963,090
------------------------------------------------------------------------------------
Long Lane Master Trust IV
  (CEP-Bank of America N.A.), (Acquired
  08/17/07; Cost $68,569,336)
  6.00%(b)                                     09/18/07     68,937        68,741,679
------------------------------------------------------------------------------------
Ticonderoga Funding, LLC
  (CEP-Bank of America N.A.) (Acquired
  08/03/07; Cost $24,870,937)
  5.31%(b)                                     09/07/07     25,000        24,977,875
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,875,633)
  5.33%(b)                                     10/02/07     15,000        14,931,154
------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank N.A.) (Acquired
  08/03/07; Cost $99,441,611)
  5.29%(b)                                     09/10/07    100,000        99,867,750
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,845,562)
  5.30%(b)                                     09/10/07     30,000        29,960,287
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $49,748,306)
  5.33%(b)                                     09/10/07     50,000        49,933,375
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $99,509,167)
  5.70%(b)                                     09/13/07    100,000        99,810,000
====================================================================================
                                                                         699,955,465
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-1.08%

Aquinas Funding, LLC
  (CEP-MBIA Insurance Corp.) (Acquired
  08/06/07; Cost $34,767,250)
  5.32%(b)                                     09/20/07     35,000        34,901,728
------------------------------------------------------------------------------------
Triple-A One Funding Corp.
  (CEP-MBIA Insurance Corp.), (Acquired
  08/13/07; Cost $50,002,282)
  5.80%(b)                                     09/11/07     50,237        50,156,062
====================================================================================
                                                                          85,057,790
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-10.70%

Amsterdam Funding Corp. (Acquired 08/06/07;
  Cost $27,875,400)
  5.34%(b)                                     09/05/07   $ 28,000    $   27,983,387
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,933,125)
  5.35%(b)                                     09/06/07     15,000        14,988,854
------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $24,865,938)
  5.85%(b)                                     09/17/07     25,000        24,935,000
------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $19,850,967)
  5.26%(b)                                     09/06/07     20,000        19,985,389
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $24,863,049)
  5.33%(b)                                     09/12/07     25,000        24,959,285
------------------------------------------------------------------------------------
Chariot Funding, LLC/LTD.
  (Acquired 07/31/07; Cost $20,722,082)
  5.28%(b)                                     09/17/07     20,869        20,820,027
------------------------------------------------------------------------------------
Charta LLC (Acquired 07/13/07; Cost
  $24,795,444)
  5.26%(b)                                     09/07/07     25,000        24,978,083
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,671,667)
  5.91%(b)                                     09/25/07     50,000        49,803,000
------------------------------------------------------------------------------------
Clipper Receivables Co., LLC (Acquired
  08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07     50,000        49,896,181
------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/16/07; Cost $49,679,875)
  5.91%(b)                                     09/24/07     50,000        49,811,208
------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 07/30/07;
  Cost $89,210,250)
  5.27%(b)                                     09/28/07     90,000        89,644,612
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,866,750)
  5.33%(b)                                     09/05/07     30,000        29,982,233
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $34,850,375)
  5.70%(b)                                     09/10/07     35,000        34,950,125
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  07/31/07; Cost $51,004,068)
  5.27%(b)                                     09/28/07     51,448        51,244,845
------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 07/31/07;
  Cost $59,998,284)
  5.27%(b)                                     09/28/07     60,521        60,281,791
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,527,000)
  5.28%(b)                                     09/13/07     75,000        74,868,000
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $24,888,229)
  5.55%(b)                                     09/07/07     25,000        24,976,875
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (Acquired 08/06/07;
  Cost $29,862,050)
  5.34%(b)                                     09/06/07   $ 30,000    $   29,977,750
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $49,704,514)
  5.75%(b)                                     09/19/07     50,000        49,856,250
------------------------------------------------------------------------------------
Yorktown Capital, LLC (Acquired 08/02/07;
  Cost $89,300,400)
  5.28%(b)                                     09/24/07     90,000        89,696,400
====================================================================================
                                                                         843,639,295
====================================================================================

ASSET-BACKED SECURITIES- SECURITIES-1.26%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $74,527,000)
  5.28%(b)                                     09/12/07     75,000        74,879,000
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $24,819,993)
  5.29%(b)                                     09/19/07     25,000        24,933,875
====================================================================================
                                                                          99,812,875
====================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-7.90%

CAFCO, LLC
  (Acquired 07/17/07; Cost $49,627,417)
  5.26%(b)                                     09/06/07     50,000        49,963,472
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $14,702,320)
  5.28%(b)                                     09/14/07     14,800        14,771,781
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,647,667)
  5.29%(b)                                     09/20/07     50,000        49,860,535
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,610,965)
  5.29%(b)                                     09/25/07     50,000        49,823,833
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $99,207,250)
  5.29%(b)                                     09/26/07    100,000        99,632,986
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC
  (Acquired 07/13/07; Cost $59,535,367)
  5.26%(b)                                     09/04/07   $ 60,000    $   59,973,700
------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $74,430,167)
  5.26%(b)                                     09/07/07     75,000        74,934,250
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $74,429,083)
  5.27%(b)                                     09/21/07     75,000        74,780,417
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $24,790,208)
  5.30%(b)                                     10/04/07     25,000        24,878,542
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $49,573,056)
  5.30%(b)                                     10/05/07     50,000        49,749,722
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,588,021)
  5.65%(b)                                     09/14/07     75,000        74,846,979
====================================================================================
                                                                         623,216,217
====================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Caterpillar Financial Services Corp.
  5.23%                                        10/01/07     64,295        64,014,781
====================================================================================

CONSUMER FINANCE-10.08%

American Express Credit Corp.
  5.26%                                        09/21/07    100,000        99,707,778
------------------------------------------------------------------------------------
  5.27%                                        10/12/07    100,000        99,399,806
------------------------------------------------------------------------------------
  5.27%                                        10/17/07    100,000        99,326,611
------------------------------------------------------------------------------------
American Honda Finance Corp.
  5.25%                                        09/12/07     40,000        39,935,833
------------------------------------------------------------------------------------
  5.26%                                        10/29/07     34,775        34,480,301
------------------------------------------------------------------------------------
  5.27%                                        10/03/07     50,000        49,765,778
------------------------------------------------------------------------------------
  5.27%                                        10/05/07     50,000        49,751,139
------------------------------------------------------------------------------------
  5.30%                                        10/09/07    100,000        99,440,556
------------------------------------------------------------------------------------
  5.30%                                        10/10/07     25,000        24,856,458
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  5.28%                                        10/25/07    100,000        99,208,000
------------------------------------------------------------------------------------
  5.30%                                        10/24/07    100,000        99,219,722
====================================================================================
                                                                         795,091,982
====================================================================================

DIVERSIFIED BANKS-9.48%

Bank of America Corp.
  5.28%                                        10/15/07    100,000        99,355,278
------------------------------------------------------------------------------------
  5.32%                                        10/04/07     75,000        74,634,250
------------------------------------------------------------------------------------
  5.40%                                        10/15/07    100,000        99,340,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Citigroup Funding Inc.
  5.31%                                        09/04/07   $100,000    $   99,955,750
------------------------------------------------------------------------------------
  5.32%                                        09/19/07    100,000        99,734,000
------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.28%                                        09/05/07     75,000        74,956,000
------------------------------------------------------------------------------------
  5.31%                                        09/18/07    100,000        99,749,250
------------------------------------------------------------------------------------
  5.34%                                        09/14/07    100,000        99,807,167
====================================================================================
                                                                         747,531,695
====================================================================================

DIVERSIFIED CAPITAL MARKETS-2.20%

JPMorgan Chase & Co.
  5.23%                                        09/26/07     50,000        49,818,403
------------------------------------------------------------------------------------
  5.23%                                        10/26/07    100,000        99,200,972
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  5.27%                                        10/01/07     25,000        24,890,208
====================================================================================
                                                                         173,909,583
====================================================================================

FOOD DISTRIBUTORS-0.63%

Sysco Corp. (Acquired 08/29/07; Cost
  $49,576,278)
  5.26%(b)                                     10/26/07     50,000        49,598,194
====================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.23%                                        10/23/07    100,000        99,244,556
====================================================================================

MULTI-LINE INSURANCE-2.11%

AIG Funding, Inc.
  5.27%                                        10/17/07     50,000        49,663,306
------------------------------------------------------------------------------------
Hartford Financial Services Group (Acquired
  08/16/07; Cost $66,435,116)
  5.42%(b)                                     10/11/07     67,000        66,596,511
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,694,444)
  5.50%(b)                                     09/25/07     50,000        49,816,667
====================================================================================
                                                                         166,076,484
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

General Electric Capital Services
  5.23%                                        10/16/07     75,000        74,509,688
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-4.69%

Nestle Capital Corp.
  5.23%                                        10/23/07   $ 72,281    $   71,734,957
------------------------------------------------------------------------------------
  5.27%                                        10/18/07    100,000        99,311,972
------------------------------------------------------------------------------------
  5.30%                                        10/18/07    100,000        99,308,056
------------------------------------------------------------------------------------
  5.30%                                        10/19/07    100,000        99,293,333
====================================================================================
                                                                         369,648,318
====================================================================================
    Total Commercial Paper (Cost
      $5,388,724,570)                                                  5,388,724,570
====================================================================================

BANK NOTES-0.95%

DIVERSIFIED BANKS-0.95%

Wells Fargo & Co.
  5.45% (Cost $75,000,000)                     10/10/07     75,000        75,000,000
====================================================================================

MASTER NOTE AGREEMENTS-0.83%

Lehman Brothers Inc.
  (Acquired 06/27/07; Cost $50,000,000)
  5.49%(b)(c)(d)(e)(f)                              --      50,000        50,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/28/07; Cost $15,000,000)
  5.51%(b)(c)(d)(f)                            10/10/07     15,000        15,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $65,000,000)                                                        65,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.80%

FEDERAL HOME LOAN BANK (FHLB)-0.80%

Unsec. Disc. Notes, 4.20%(a)(c)
  (Cost $63,177,880)                           09/04/07   $ 63,200    $   63,177,880
====================================================================================

CERTIFICATE OF DEPOSIT-0.63%

State Street Bank & Trust Co., 5.45%
  (Cost $50,000,000)                           10/22/07     50,000        50,000,000
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-71.54% (Cost $5,641,902,450)                             5,641,902,450
====================================================================================

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-28.87%(G)

ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,003,910; 3.75%-6.63%,
 10/03/07-04/07/21)
 5.25%, 09/04/07                               $88,051,333    $   88,000,000
----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,148,611 (collateralized by U.S.
 Government obligations valued at
 $255,000,000; 4.55%-6.50%,
 03/01/33-06/01/37)
 5.35%, 09/04/07                                75,044,583        75,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $500,297,222, (collateralized by a
 U.S. Government obligation valued at
 $510,000,000; 5.00%, 06/01/35)
 5.35%, 09/04/07                               360,214,000       360,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 08/31/07, aggregate maturing value
 $750,450,000 (collateralized by U.S.
 Government obligations valued at
 $765,000,000; 3.78%-7.37%,
 02/01/21-06/01/47)
 5.40%, 09/04/07                               412,433,955       412,186,643
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
 agreement dated 08/31/07, aggregate maturing
 value $450,265,000 (collateralized by U.S.
 Government obligations valued at
 $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
 5.30%, 09/04/07                               288,169,600       288,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,004,769; 0%, 12/28/07-01/31/08)
 5.25%, 09/04/07                                90,052,500        90,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37)
  5.40%, 09/04/07                              $235,141,000   $  235,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $200,120,000 (collateralized by U.S.
  Government obligations valued at
  $204,000,128; 2.88%-6.25%,
  05/19/08-06/01/37)
  5.40%, 09/04/07                               35,021,000        35,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                               83,734,662        83,684,916
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by a U.S.
  Government obligation valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              $360,215,200   $  360,000,000
----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
  08/31/07, maturing value $250,149,444
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  5.00%-7.63%, 03/01/21-12/15/45)
  5.38%, 09/04/07                              250,149,444       250,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,276,871,559)                                          2,276,871,559
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $7,918,774,009)(h)(i)                                        7,918,774,009
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,621,867)
============================================================================
NET ASSETS-100.00%                                            $7,886,152,142
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $3,080,110,661, which represented 39.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Interest or dividend rate is redetermined periodically. Rate shown is rate in effect on August 31, 2007.
(g) Principal amount equals value at period end. See Note 1J.
(h) Also represents cost for federal income tax purposes.
(i) Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.15%

FEDERAL FARM CREDIT BANK (FFCB)-18.72%

Floating Rate Bonds,(a)
  5.20%                                        11/06/07   $ 25,000    $ 25,000,000
----------------------------------------------------------------------------------
  5.18%                                        05/02/08     20,000      19,997,359
----------------------------------------------------------------------------------
  5.38%                                        10/27/08     35,000      34,999,761
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.22%(a)           10/03/07     20,000      20,000,348
==================================================================================
                                                                        99,997,468
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-81.43%

Unsec. Bonds,
  5.25%                                        11/01/07     20,000      20,000,000
----------------------------------------------------------------------------------
  5.25%                                        11/13/07     15,000      15,000,000
----------------------------------------------------------------------------------
  5.35%                                        07/30/08     10,000      10,000,000
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Disc. Notes,(b)
  4.20%                                        09/04/07   $156,700    $156,645,155
----------------------------------------------------------------------------------
  5.14%                                        09/05/07     27,750      27,734,152
----------------------------------------------------------------------------------
  5.16%                                        09/05/07     50,000      49,971,333
----------------------------------------------------------------------------------
  5.13%                                        10/24/07     25,000      24,811,187
----------------------------------------------------------------------------------
  4.84%                                        11/13/07     11,147      11,037,598
----------------------------------------------------------------------------------
  5.12%                                        11/30/07      8,951       8,836,427
----------------------------------------------------------------------------------
  4.79%                                        01/11/08     12,038      11,826,573
----------------------------------------------------------------------------------
  4.84%                                        01/16/08     25,000      24,539,052
----------------------------------------------------------------------------------
  5.05%                                        02/06/08     15,000      14,667,542
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 4.94%(a)           02/07/08     20,000      20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  5.46%                                        03/14/08     15,000      14,996,694
----------------------------------------------------------------------------------
  5.21%                                        09/17/08     10,000       9,995,378
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,999,661
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,999,653
==================================================================================
                                                                       435,060,405
==================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $535,057,873)(c)                                                     535,057,873
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                                     (801,968)
==================================================================================
NET ASSETS-100.00%                                                    $534,255,905
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                  4,408,612,931     2,276,871,559    6,980,172,969   2,614,895,651              --
=================================================================================================================================
  Total investments                             24,664,858,824     7,918,774,009    8,725,138,619   3,325,588,521     535,057,873
=================================================================================================================================
Cash                                                    25,685                --           40,563          18,032         165,099
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 263,048,618                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          49,496,848           686,793        2,269,554       5,427,134       1,395,762
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 574,669           296,641          210,644          79,538          54,018
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           315,226           240,668          106,120          73,467          28,909
=================================================================================================================================
    Total assets                                24,978,319,870     7,919,998,111    8,727,765,500   3,331,186,692     536,701,661
_________________________________________________________________________________________________________________________________
=================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased                            613,590,802                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Amount due Custodian                                      --            23,433               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                        110,867,799        31,958,970       27,168,455      13,323,497       2,250,330
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            2,180,842           970,985          702,696         263,183          79,275
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses advanced                                59,620            97,052           22,588          25,182          36,974
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              735,147           604,206          748,548         277,324          39,157
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              56,699            18,145           16,685           8,793           3,039
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            195,329            56,710           57,196          24,229           3,381
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             261,545           116,468          100,978          64,076          33,600
=================================================================================================================================
    Total liabilities                              727,947,783        33,845,969       28,817,146      13,986,284       2,445,756
=================================================================================================================================
Net assets applicable to shares outstanding     $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $24,249,355,935   $7,885,376,812   $8,697,687,855   $3,316,947,678   $534,251,865
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,430           779,263          320,482         243,789           3,325
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,042,278)           (3,933)         940,017           8,941             715
=================================================================================================================================
                                                $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS:

Institutional Class                             $18,081,350,805   $3,479,265,692   $3,306,282,653   $1,328,963,649   $321,455,670
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                        $  885,779,337    $  632,810,624   $1,250,647,726   $ 599,041,083    $ 43,318,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                       $   81,408,106    $  409,935,818   $  414,628,768   $  26,598,053    $ 10,986,113
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                           $3,397,868,581    $2,146,528,390   $2,833,733,626   $ 730,316,024    $ 93,309,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                   $   39,244,292    $   30,949,509   $   69,761,859   $  16,949,389    $ 11,943,594
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                  $1,128,498,770    $  570,225,806   $  375,749,909   $ 297,560,607    $ 53,228,351
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                 $  636,222,196    $  616,436,303   $  448,143,813   $ 317,771,603    $     14,008
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

August 31, 2007

Short-Term Investments Trust

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             18,080,436,426     3,479,780,368    3,305,741,841   1,328,855,323     321,428,419
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                           885,767,370       632,927,201    1,250,545,408     599,003,598      43,343,235
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                           81,406,801       409,906,057      414,544,116      26,595,343      10,988,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                            3,397,807,165     2,146,596,363    2,833,300,601     730,275,202      93,307,997
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                       39,247,931        30,960,290       69,738,749      16,948,384      11,943,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                   1,128,508,226       570,202,375      375,683,644     297,536,336      53,230,024
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                    636,181,514       616,434,142      448,123,052     317,768,724          13,965
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, offering and redemption price
  per share for each class                      $         1.00    $         1.00   $         1.00   $        1.00    $       1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cost of investments                             $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                   $4,408,612,931    $2,276,871,559   $6,980,172,969   $2,614,895,651   $         --
=================================================================================================================================
Total Investments, at cost                      $24,664,858,824   $7,918,774,009   $8,725,138,619   $3,325,588,521   $535,057,873
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                   LIQUID ASSETS      STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                           $1,175,198,654    $423,117,047    $287,150,706    $153,101,776    $20,230,581
=================================================================================================================================

EXPENSES:

Advisory fees                                         32,853,305      11,812,872        8,370,866      2,888,608         708,216
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                           1,167,066         746,257          677,417        585,519         149,426
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                           956,878         340,523          266,559        146,310          18,820
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                             5,002,813       3,326,182        4,484,407      2,596,605         243,258
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              512,810       2,574,948        2,602,857        200,992          61,949
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                3,000,777       1,727,396        1,708,367        660,235          77,148
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          368,158         450,121          960,631        269,249         120,331
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,300,400         903,308          739,676        626,211         116,217
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        145,629          98,994           25,521         23,800               4
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                    1,907,343         708,772          485,665        259,975          34,476
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                672,258         260,382          180,617        107,814          25,097
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                             295,235         228,324          145,062        158,655          96,423
---------------------------------------------------------------------------------------------------------------------------------
Other                                                  1,021,111         512,461          350,404        261,011         115,040
=================================================================================================================================
    Total expenses                                    50,203,783      23,690,540       20,998,049      8,784,984       1,766,405
=================================================================================================================================
Less: Fees waived                                    (15,350,398)     (7,746,725)      (6,871,761)    (2,323,063)       (870,601)
=================================================================================================================================
    Net expenses                                      34,853,385      15,943,815       14,126,288      6,461,921         895,804
=================================================================================================================================
Net investment income                              1,140,345,269     407,173,232      273,024,418    146,639,855      19,334,777
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment securities             133,500              --        1,105,292         33,729             715
=================================================================================================================================
Net increase in net assets resulting from
  operations                                       $1,140,478,769    $407,173,232    $274,129,710    $146,673,584    $19,335,492
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                          ----------------------------------    ---------------------------------
                                                               2007               2006               2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                   $ 1,140,345,269    $   884,596,378    $   407,173,232    $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                                               133,500            911,060                 --                --
=================================================================================================================================
    Net increase in net assets resulting from operations    1,140,478,769        885,507,438        407,173,232       343,224,083
=================================================================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (847,648,082)      (639,998,716)      (226,509,468)     (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (49,488,449)       (42,306,265)       (32,952,863)      (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (3,210,986)        (2,936,707)       (16,145,867)       (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (155,031,976)      (127,479,313)       (89,354,604)      (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (1,611,752)        (1,939,893)        (1,972,728)       (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (58,030,918)       (42,131,448)       (23,002,200)      (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             (25,322,944)       (27,804,036)       (17,235,487)      (10,376,312)
=================================================================================================================================
    Total distributions from net investment income         (1,140,345,107)      (884,596,378)      (407,173,217)     (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                  --           (478,590)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                             --            (33,284)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            --             (1,910)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                --            (76,508)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        --               (538)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                       --            (32,914)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                      --             (1,728)                --                --
=================================================================================================================================
    Total distributions from net realized gains                        --           (625,472)                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions    (1,140,345,107)      (885,221,850)      (407,173,217)     (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                       3,022,574,348      2,776,520,511     (1,244,349,920)      156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (94,922,395)       171,846,264         41,516,502        34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    16,970,552         18,242,840        110,746,298       136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       683,993,231       (695,502,781)       767,567,082       469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                21,819,891       (110,822,387)       (24,940,348)      (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               39,400,419        186,260,377        244,901,202        53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             579,576,967       (409,826,741)        90,752,256       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    4,269,413,013      1,936,718,083        (13,806,928)    1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                   4,269,546,675      1,937,003,671        (13,806,913)    1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of year                                        19,980,825,412     18,043,821,741      7,899,959,055     6,588,245,783
=================================================================================================================================
  End of year*                                            $24,250,372,087    $19,980,825,412    $ 7,886,152,142    $7,899,959,055
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                $     2,058,430    $     2,058,268    $       779,263    $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $  273,024,418    $  212,999,652    $  146,639,855    $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        1,105,292          (152,503)           33,729            97,483
=================================================================================================================================
    Net increase in net assets resulting from operations        274,129,710       212,847,149       146,673,584       117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (104,584,939)      (79,707,716)      (65,418,169)      (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,516,106)      (32,061,314)      (25,343,990)      (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (15,597,130)      (10,237,180)       (1,240,627)       (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (84,180,517)      (73,667,977)      (33,676,292)      (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  (4,039,498)       (3,292,187)       (1,159,978)         (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (18,042,317)      (13,748,086)      (15,724,904)      (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                (4,063,919)         (285,192)       (4,075,889)       (2,281,723)
=================================================================================================================================
    Total distributions from net investment income             (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                              --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                  --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                          --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                         --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                        --                --                --                --
=================================================================================================================================
    Total distributions from net realized gains                          --                --                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions        (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         1,204,096,230           703,777      (483,324,430)      812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      278,127,382      (256,870,746)       80,511,634      (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      82,207,300        58,898,939       (13,001,827)        1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       1,475,831,081      (423,088,691)       73,952,886         2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (63,953,928)       56,501,483        (4,939,814)       17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 22,799,067        51,709,221         3,718,054        63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               446,267,839           985,905       289,049,310       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      3,445,374,971      (511,160,112)      (54,034,187)      631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                     3,446,480,255      (511,312,615)      (54,000,452)      632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of year                                           5,252,468,099     5,763,780,714     3,371,200,860     2,739,146,267
=================================================================================================================================
  End of year*                                               $8,698,948,354    $5,252,468,099    $3,317,200,408    $3,371,200,860
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                   $      320,482    $      307,718    $      243,789    $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 19,334,777    $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                    715             199
==========================================================================================
    Net increase in net assets resulting from operations        19,335,492       8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (9,372,684)     (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                      (2,356,207)     (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (374,519)       (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                         (3,858,878)     (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (508,313)        (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                                (2,864,255)       (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                     (690)           (689)
==========================================================================================
    Total distributions from net investment income             (19,335,546)     (8,125,913)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --              --
------------------------------------------------------------------------------------------
  Private Investment Class                                              --              --
------------------------------------------------------------------------------------------
  Personal Investment Class                                             --              --
------------------------------------------------------------------------------------------
  Cash Management Class                                                 --              --
------------------------------------------------------------------------------------------
  Reserve Class                                                         --              --
------------------------------------------------------------------------------------------
  Resource Class                                                        --              --
------------------------------------------------------------------------------------------
  Corporate Class                                                       --              --
==========================================================================================
    Total distributions from net realized gains                         --              --
==========================================================================================
    Decrease in net assets resulting from distributions        (19,335,546)     (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          241,352,014      (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (45,745,353)     19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                      4,443,368         935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                         61,058,867      (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                 11,505,791         437,737
------------------------------------------------------------------------------------------
  Resource Class                                                27,368,724      18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                      688          13,277
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        299,984,099      34,982,657
==========================================================================================
    Net increase (decrease) in net assets                      299,984,045      34,982,856
==========================================================================================

NET ASSETS:

  Beginning of year                                            234,271,860     199,289,004
==========================================================================================
  End of year*                                                $534,255,905    $234,271,860
==========================================================================================
  * Includes accumulated undistributed net investment income  $      3,325    $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds, except for Treasury Portfolio, may receive proceeds from litigation settlements involving such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

Short-Term Investments Trust

     the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows:

Liquid Assets Portfolio                                         0.15%
--------------------------------------------------------------------
STIC Prime Portfolio                                            0.15%
--------------------------------------------------------------------
Treasury Portfolio                                              0.15%
--------------------------------------------------------------------
Government and Agency Portfolio                                 0.10%
--------------------------------------------------------------------


Government TaxAdvantage Portfolio pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each class of each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Liquid Assets Portfolio                                         $12,564,508
---------------------------------------------------------------------------
STIC Prime Portfolio                                              5,144,943
---------------------------------------------------------------------------
Treasury Portfolio                                                3,769,413
---------------------------------------------------------------------------
Government & Agency Portfolio                                       938,531
---------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   678,136
---------------------------------------------------------------------------


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

Short-Term Investments Trust


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                            0.30%         0.55%         0.08%       0.87%       0.20%       0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                      0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  0.25%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the year ended August 31, 2007 FMC waived Plan fees of:

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                         $2,001,125     $136,749      $600,155     $47,861        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                            1,330,473       686,653       345,479     58,516     180,661        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                              1,793,763       694,095       341,673     124,882    147,935        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                   1,038,642        53,598       132,047     35,003     125,242        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 121,629        16,520        15,430     15,643      23,243        N/A
--------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2007, Liquid Assets Portfolio engaged in securities purchases of $1,900,000.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

Short-Term Investments Trust


    During the year ended August 31, 2007, the Trust paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees of $179,886. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                   2007               2006
                                                              ORDINARY INCOME    ORDINARY INCOME
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $1,140,345,107      $885,221,850
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                             407,173,217       343,224,083
------------------------------------------------------------------------------------------------
Treasury Portfolio                                               273,024,426       212,999,652
------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                    146,639,849       117,625,921
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 19,335,546         8,125,913
------------------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                  UNDISTRIBUTED     TEMPORARY BOOK/TAX    CAPITAL LOSS         SHARES OF
                                 ORDINARY INCOME       DIFFERENCES        CARRYFORWARD    BENEFICIAL INTEREST    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio            $4,103,341          $(2,044,911)       $(1,042,278)      $24,249,355,935      $24,250,372,087
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                1,680,080             (900,817)            (3,933)        7,885,376,812        7,886,152,142
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                  1,913,371             (652,872)                --         8,697,687,855        8,698,948,354
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio         497,100             (244,370)                --         3,316,947,678        3,317,200,408
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            70,536              (66,496)                --           534,251,865          534,255,905
---------------------------------------------------------------------------------------------------------------------------------


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Each Fund may have utilized capital loss carryforward in the current period to offset net realized capital gains for federal income tax purposes. The Funds below utilized capital loss carryforward in the current period as follows:

                                                                CAPITAL LOSS
                                                                CARRYFORWARD
                                                                  UTILIZED
----------------------------------------------------------------------------
Liquid Assets Portfolio                                           $133,500
----------------------------------------------------------------------------
Government & Agency Portfolio                                       24,788
----------------------------------------------------------------------------

Short-Term Investments Trust


    The Funds below have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                               AUGUST 31, 2011*       AUGUST 31, 2013*        TOTAL
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                             $   --               $1,042,278         $1,042,278
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                 1,014                    2,919              3,933
----------------------------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2007, the following Funds had reclassifications of permanent differences as follows:

                                                              UNDISTRIBUTED NET
                                                                 INVESTMENT        UNDISTRIBUTED NET
                                                                   INCOME            REALIZED GAIN
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                 $12,772             $(12,772)
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                      199                 (199)
----------------------------------------------------------------------------------------------------


These reclassifications had no effect on the net assets of each Fund.

Short-Term Investments Trust

NOTE 8--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED                               YEAR ENDED
                                                            AUGUST 31, 2007(A)                         AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               238,934,200,537    $ 238,934,200,537     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           19,597,812,083       19,597,812,083      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             456,768,244          456,768,244       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              35,299,025,326       35,299,025,326      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         374,465,191          374,465,191         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,687,259,809        8,687,259,809       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    10,734,821,522       10,734,821,522      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   398,026,805          398,026,805         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               26,789,852           26,789,852          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               2,199,469            2,199,469           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 100,581,216          100,581,216          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,225,585            1,225,585           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         51,847,804           51,847,804          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         2,785,427            2,785,427          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (236,309,652,994)    (236,309,652,994)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (19,719,524,330)     (19,719,524,330)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (441,997,161)        (441,997,161)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (34,715,613,311)     (34,715,613,311)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (353,870,885)        (353,870,885)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,699,707,194)      (8,699,707,194)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (10,158,029,982)     (10,158,029,982)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                      4,269,413,013    $   4,269,413,013       1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   21,624,735,483    $ 21,624,735,483     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,250,510,857       7,250,510,857      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              4,914,606,658       4,914,606,658      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  8,593,210,897       8,593,210,897      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            508,830,773         508,830,773        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,359,442,697       2,359,442,697      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        4,814,045,807       4,814,045,807      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       52,426,118          52,426,118         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  18,298,133          18,298,133         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 11,345,449          11,345,449          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     59,059,766          59,059,766         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,409,689           1,409,689          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            12,282,460          12,282,460         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           13,231,922          13,231,922          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (22,921,511,521)    (22,921,511,521)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (7,227,292,488)     (7,227,292,488)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (4,815,205,809)     (4,815,205,809)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,884,703,581)     (7,884,703,581)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (535,180,810)       (535,180,810)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,126,823,955)     (2,126,823,955)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (4,736,525,473)     (4,736,525,473)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                           (13,806,928)   $    (13,806,928)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,170,370,433    $ 12,170,370,433     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              11,768,966,288      11,768,966,288     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              3,296,804,616       3,296,804,616      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 15,602,939,433      15,602,939,433     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            679,380,067         679,380,067        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,305,324,643       2,305,324,643      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,026,789,860       1,026,789,860        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       24,718,278          24,718,278         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,103,797           8,103,797          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 12,643,517          12,643,517          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     14,516,711          14,516,711         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,933,321           2,933,321          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            11,141,233          11,141,233          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,732,685           2,732,685            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                  (10,990,992,481)    (10,990,992,481)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (11,498,942,703)    (11,498,942,703)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (3,227,240,833)     (3,227,240,833)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (14,141,625,063)    (14,141,625,063)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (746,267,316)       (746,267,316)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,293,666,809)     (2,293,666,809)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (583,254,706)       (583,254,706)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                         3,445,374,971    $  3,445,374,971       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,312,544,749    $ 13,312,544,749     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,477,066,272       3,477,066,272      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                273,507,552         273,507,552        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,181,233,587       5,181,233,587      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            224,069,435         224,069,435        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,846,951,288       1,846,951,288      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,656,210,462       1,656,210,462        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       39,124,555          39,124,555         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  15,207,056          15,207,056         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    264,646             264,646            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     30,497,618          30,497,618         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                926,390             926,390            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             9,705,455           9,705,455          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,841,659           2,841,659          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,834,993,734)    (13,834,993,734)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,411,761,694)     (3,411,761,694)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (286,774,025)       (286,774,025)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,137,778,319)     (5,137,778,319)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (229,935,639)       (229,935,639)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,852,938,689)     (1,852,938,689)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (1,370,002,811)     (1,370,002,811)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (54,034,187)   $    (54,034,187)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                           YEAR ENDED
                                                                  AUGUST 31, 2007(A)                     AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       4,138,948,149    $ 4,138,948,149     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    287,413,419        287,413,419       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    38,897,026         38,897,026        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       236,788,574        236,788,574       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                46,456,948         46,456,948         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              196,800,480        196,800,480        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           7,250,151          7,250,151         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        753,849            753,849           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         9,897              9,897             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         3,529,807          3,529,807         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     9,423              9,423             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,129,670          2,129,670           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  688                688               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (3,904,846,286)    (3,904,846,286)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (333,912,621)      (333,912,621)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (34,463,555)       (34,463,555)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (179,259,514)      (179,259,514)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (34,960,580)       (34,960,580)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (171,561,426)      (171,561,426)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              299,984,099    $   299,984,099        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 71% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

Short-Term Investments Trust


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO

                                                                             CORPORATE CLASS
                                                              ---------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,            MARCH 29, 2005
                                                              ----------------------    (COMMENCEMENT DATE)
                                                                2007          2006      TO AUGUST 31, 2005
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $  1.00         $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05          0.05             0.01
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00         (0.01)            0.00
===========================================================================================================
    Total from investment operations                              0.05          0.04             0.01
===========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)        (0.04)           (0.01)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)              --
===========================================================================================================
    Total distributions                                          (0.05)        (0.04)           (0.01)
===========================================================================================================
Net asset value, end of period                                $   1.00       $  1.00         $   1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   5.34%         4.54%            1.31%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $636,222       $56,634         $466,432
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)      0.15%            0.15%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.21%(b)      0.21%            0.22%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income to average net assets              5.22%(b)      4.47%            2.41%(c)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $485,431,082.
(c)  Annualized.

STIC PRIME PORTFOLIO

                                                                             CORPORATE CLASS
                                                              ----------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,             MARCH 31, 2005
                                                              -----------------------    (COMMENCEMENT DATE)
                                                                2007           2006      TO AUGUST 31, 2005
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00          $  1.00
============================================================================================================
Net investment income                                             0.05           0.04             0.01
============================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)           (0.01)
============================================================================================================
Net asset value, end of period                                $   1.00       $   1.00          $  1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                                   5.35%          4.56%            1.29%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $616,436       $525,682          $53,962
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)       0.15%            0.15%(c)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.22%(b)       0.22%            0.22%(c)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net assets              5.22%(b)       4.50%            2.45%(c)
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $329,979,700.
(c)  Annualized.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                            CORPORATE CLASS
                                                              --------------------------------------------
                                                                   YEAR ENDED
                                                                   AUGUST 31,            AUGUST 1, 2005
                                                              ---------------------    (COMMENCEMENT DATE)
                                                                2007          2006     TO AUGUST 31, 2005
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $ 1.00          $  1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05         0.04            0.003
----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.00         0.00            0.000
==========================================================================================================
    Total from investment operations                              0.05         0.04            0.003
==========================================================================================================
Less dividends from net investment income                        (0.05)       (0.04)          (0.003)
==========================================================================================================
Net asset value, end of period                                $   1.00       $ 1.00          $  1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                                                   5.14%        4.34%            0.28%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $448,144       $1,855          $   869
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)     0.15%            0.15%(c)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.22%(b)     0.23%            0.23%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to average net assets              5.00%(b)     4.24%            2.30%(c)
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $85,067,941.
(c)  Annualized.

GOVERNMENT & AGENCY PORTFOLIO

                                                                             CORPORATE CLASS
                                                              ---------------------------------------------
                                                                    YEAR ENDED
                                                                    AUGUST 31,             JUNE 30, 2005
                                                              ----------------------    (COMMENCEMENT DATE)
                                                                2007          2006      TO AUGUST 31, 2005
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $  1.00          $  1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05          0.04             0.01
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00         (0.00)           (0.00)
===========================================================================================================
    Total from investment operations                              0.05          0.04             0.01
===========================================================================================================
Less dividends from net investment income                        (0.05)        (0.04)           (0.01)
===========================================================================================================
Net asset value, end of period                                $   1.00       $  1.00          $  1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   5.28%         4.46%            1.50%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $317,772       $28,722          $62,008
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)      0.15%           0.15.%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.18%(b)      0.19%            0.20%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income to average net assets              5.15%(b)      4.42%            2.39%(c)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $79,331,776.
(c)  Annualized.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                              CORPORATE CLASS
                                                              -----------------------------------------------
                                                                                           FEBRUARY 23, 2006
                                                              YEAR ENDED AUGUST 31,       (COMMENCEMENT DATE)
                                                                      2007                TO AUGUST 31, 2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  1.00                    $  1.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.05                       0.02
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.00                       0.00
=============================================================================================================
    Total from investment operations                                    0.05                       0.02
=============================================================================================================
Less distributions from net investment income                          (0.05)                     (0.02)
=============================================================================================================
Net asset value, end of period                                       $  1.00                    $  1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                         5.18%                      2.49%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $    14                    $    13
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        0.15%(b)                   0.15%(c)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     0.33%(b)                   0.28%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net assets                    5.05%(b)                   4.28%(c)
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $13,647.
(c)  Annualized

Short-Term Investments Trust

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Corporate Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2007, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Corporate Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      You may use the information in this table,   of 5% per year before expenses, which is
                                             together with the amount you invested, to    not the Fund's actual return.
As a shareholder in the Corporate Class,     estimate the expenses that you paid over
you incur ongoing costs, including           the period. Simply divide your account          The hypothetical account values and
management fees, distribution and/or         value by $1,000 (for example, an $8,600      expenses may not be used to estimate the
service (12b-1) fees and other Fund          account value divided by $1,000 = 8.6),      actual ending account balance or expenses
expenses. This example is intended to help   then multiply the result by the number in    you paid for the period. You may use this
you understand your ongoing costs (in        the table under the heading entitled         information to compare the ongoing costs
dollars) of investing in the Funds and       "Actual Expenses Paid During Period" to      of investing in the Fund and other funds.
compare these costs with ongoing costs of    estimate the expenses you paid on your       To do so, compare this 5% hypothetical
investing in other mutual funds. The         account during this period.                  example with the 5% hypothetical examples
example is based on an investment of                                                      that appear in the shareholder reports of
$1,000 invested at the beginning of the      Hypothetical example for comparison          the other funds.
period and held for the entire period        purposes
March 1, 2007, through August 31, 2007.                                                      Please note that the expenses shown in
                                             The table below also provides information    the table are meant to highlight your
Actual expenses                              about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
The table below provides information about   actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
actual account values and actual expenses.   of return                                    help you determine the relative total
                                                                                          costs of owning different funds.



====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 FUND               (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
Liquid Assets      $1,000.00              $1,026.60               $0.77        $1,024.45             $0.77             0.15%
STIC Prime          1,000.00               1,026.60                0.77         1,024.45              0.77             0.15
Treasury            1,000.00               1,025.20                0.77         1,024.45              0.77             0.15
Government
& Agency            1,000.00               1,026.20                0.77         1,024.45              0.77             0.15
Government
TaxAdvantage        1,000.00               1,025.70                0.77         1,024.45              0.77             0.15

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of Short   expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Term Investments Trust (the Trust) is        Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. NATURE, EXTENT AND QUALITY OF SERVICES
During contract renewal meetings held on     Sub-Committee's recommendations in making       PROVIDED BY AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This Sub-Committee structure  advisory agreement was considered            part, because of such knowledge. The Board
permits the Trustees to focus on the         separately, although the Board also          also considered the steps that AIM and its
performance of the AIM Funds that have       considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
Sub-Committees meet with portfolio managers  advisory fees for each Fund and the other    the Board's approval of the continuance of
for their assigned funds and other members   AIM Funds are the result of years of         each Fund's advisory agreement.
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      B. FUND PERFORMANCE
objective(s), policies, strategies and       focus to a greater extent on certain
limitations of these funds.                  aspects of these arrangements in some        GOVERNMENT & AGENCY PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a           The Board compared the Fund's performance
throughout the year, the Sub-Committees      particular year may be based in part on      during the past one, three and five
meet at designated contract renewal          their deliberations and conclusions of       calendar years to the performance of funds
meetings each year to conduct an in-depth    these same arrangements throughout the       in the Fund's Lipper peer group that are
review of the performance, fees and          year and in prior years.                     not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Institutional U.S. Government Money Market
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           Funds Index. The Board also reviewed the
data regarding all the AIM Funds prepared                                                 methodology used by Lipper to identify the
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Fund's peers. The Board noted that the
under the direction and supervision of the   of the Senior Officer's independent          Fund's performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             median performance of its peers for the
prepares a separate analysis of this         discussion of the material factors and       one, three and five year periods. The
information for the Trustees. Each           related conclusions that formed the basis    Board noted that the Fund's performance
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      was comparable to the performance of the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Index for the one, three and five year
performance, fees and                        stated, information set forth below is as    periods. The Board also considered the
                                             of                                           steps AIM has taken over the last several
                                                                                          years to improve the quality and
                                                                                          efficiency of the services that AIM
                                                                                          provides to the AIM

                                                                                                                         (continued)

Short-Term Investments Trust

Funds. The Board concluded that AIM          formance of funds in the Fund's Lipper       strategies comparable to those of the
continues to be responsive to the Board's    peer group that are not managed by AIM,      Fund, including one mutual fund advised by
focus on fund performance. Although the      and against the performance of all funds     AIM. The Board noted that the Fund's rate
independent written evaluation of the        in the Lipper Institutional Money Market     was below the rate for the mutual fund.
Fund's Senior Officer (discussed below)      Funds Index. The Board also reviewed the
only considered Fund performance through     methodology used by Lipper to identify the      The Board noted that AIM has
the most recent calendar year, the Board     Fund's peers. The Board noted that the       contractually agreed to waive fees and/or
also reviewed more recent Fund performance   Fund's performance was comparable to the     limit expenses of the Fund through at
and this review did not change their         median performance of its peers for the      least June 30, 2008 in an amount necessary
conclusions.                                 one, three and five year periods. The        to limit total annual operating expenses
                                             Board noted that the Fund's performance      to a specified percentage of average daily
GOVERNMENT TAXADVANTAGE PORTFOLIO            was comparable to the performance of the     net assets for each class of the Fund. The
                                             Index for the one, three and five year       Board considered the contractual nature of
The Board compared the Fund's performance    periods. The Board also considered the       this fee waiver and noted that it remains
during the past one, three and five          steps AIM has taken over the last several    in effect until at least June 30, 2008.
calendar years to the performance of funds   years to improve the quality and             The Board reviewed the Fund's effective
in the Fund's Lipper peer group that are     efficiency of the services that AIM          advisory fee rate, after taking account of
not managed by AIM, and against the          provides to the AIM Funds. The Board         this expense limitation, and considered
performance of all funds in the Lipper       concluded that AIM continues to be           the effect this expense limitation would
Institutional U.S. Government Money Market   responsive to the Board's focus on fund      have on the Fund's estimated total
Funds Index. The Board also reviewed the     performance. Although the independent        expenses. The Board concluded that the
methodology used by Lipper to identify the   written evaluation of the Fund's Senior      levels of fee waivers/expense limitations
Fund's peers. The Board noted that the       Officer (discussed below) only considered    for the Fund were fair and reasonable.
Fund's performance was comparable to the     Fund performance through the most recent
median performance of its peers for the      calendar year, the Board also reviewed          After taking account of the Fund's
one, three and five year periods. The        more recent Fund performance and this        contractual advisory fee rate, as well as
Board noted that the Fund's performance      review did not change their conclusions.     the comparative advisory fee information
was comparable to the performance of the                                                  and the expense limitation discussed
Index for the one, three and five year       TREASURY PORTFOLIO                           above, the Board concluded that the Fund's
periods. The Board also considered the                                                    advisory fees were fair and reasonable.
steps AIM has taken over the last several    The Board compared the Fund's performance
years to improve the quality and             during the past one, three and five          GOVERNMENT TAXADVANTAGE PORTFOLIO
efficiency of the services that AIM          calendar years to the performance of funds
provides to the AIM Funds. The Board         in the Fund's Lipper peer group that are        The Board compared the Fund's
concluded that AIM continues to be           not managed by AIM, and against the          contractual advisory fee rate to the
responsive to the Board's focus on fund      performance of all funds in the Lipper       contractual advisory fee rates of funds in
performance. Although the independent        Institutional U.S. Treasury Money Market     the Fund's Lipper peer group that are not
written evaluation of the Fund's Senior      Funds Index. The Board also reviewed the     managed by AIM, at a common asset level
Officer (discussed below) only considered    methodology used by Lipper to identify the   and as of the end of the past calendar
Fund performance through the most recent     Fund's peers. The Board noted that the       year. The Board noted that the Fund's
calendar year, the Board also reviewed       Fund's performance was comparable to the     advisory fee rate was below the median
more recent Fund performance and this        median performance of its peers for the      advisory fee rate of its peers. The Board
review did not change their conclusions.     one, three and five year periods. The        also reviewed the methodology used by
                                             Board noted that the Fund's performance      Lipper and noted that the contractual fee
LIQUID ASSETS PORTFOLIO                      was above the performance of the Index for   rates shown by Lipper include any
                                             the one and three year periods, and above    applicable long-term contractual fee
The Board compared the Fund's performance    such Index for the five year period. The     waivers. The Board also compared the
during the past one, three and five          Board also considered the steps AIM has      Fund's contractual advisory fee rate to
calendar years to the performance of funds   taken over the last several years to         the contractual advisory fee rates of
in the Fund's Lipper peer group that are     improve the quality and efficiency of the    other clients of AIM and its affiliates
not managed by AIM, and against the          services that AIM provides to the AIM        with investment strategies comparable to
performance of all funds in the Lipper       Funds. The Board concluded that AIM          those of the Fund, including one mutual
Institutional Money Market Funds Index.      continues to be responsive to the Board's    fund advised by AIM. The Board noted that
The Board also reviewed the methodology      focus on fund performance. Although the      the Fund's rate was above the rate for the
used by Lipper to identify the Fund's        independent written evaluation of the        mutual fund.
peers. The Board noted that the Fund's       Fund's Senior Officer (discussed below)
performance was comparable to the median     only considered Fund performance through        The Board noted that AIM has
performance of its peers for the one,        the most recent calendar year, the Board     contractually agreed to waive fees and/or
three and five year periods. The Board       also reviewed more recent Fund performance   limit expenses of the Fund through at
noted that the Fund's performance was        and this review did not change their         least June 30, 2008 in an amount necessary
comparable to the performance of the Index   conclusions.                                 to limit total annual operating expenses
for the one, three and five year periods.                                                 to a specified percentage of average daily
The Board also considered the steps AIM      C. ADVISORY FEES AND FEE WAIVERS             net assets for each class of the Fund. The
has taken over the last several years to                                                  Board considered the contractual nature of
improve the quality and efficiency of the    GOVERNMENT & AGENCY PORTFOLIO                this fee waiver and noted that it remains
services that AIM provides to the AIM                                                     in effect until at least June 30, 2008.
Funds. The Board concluded that AIM          The Board compared the Fund's contractual    The Board reviewed the Fund's effective
continues to be responsive to the Board's    advisory fee rate to the contractual         advisory fee rate, after taking account of
focus on fund performance. Although the      advisory fee rates of funds in the Fund's    this expense limitation, and considered
independent written evaluation of the        Lipper peer group that are not managed by    the effect this expense limitation would
Fund's Senior Officer (discussed below)      AIM, at a common asset level and as of the   have on the Fund's estimated total
only considered Fund performance through     end of the past calendar year. The Board     expenses. The Board concluded that the
the most recent calendar year, the Board     noted that the Fund's advisory fee rate      levels of fee waivers/expense limitations
also reviewed more recent Fund performance   was below the median advisory fee rate of    for the Fund were fair and reasonable.
and this review did not change their         its peers. The Board also reviewed the
conclusions.                                 methodology used by Lipper and noted that       After taking account of the Fund's
                                             the contractual fee rates shown by Lipper    contractual advisory fee rate, as well as
STIC PRIME PORTFOLIO                         include any applicable long-term             the comparative advisory fee information
                                             contractual fee waivers. The Board also      and the expense limitation discussed
The Board compared the Fund's performance    compared the Fund's contractual advisory     above, the Board concluded that the Fund's
during the past one, three and five          fee rate to the contractual advisory fee     advisory fees were fair and reasonable.
calendar years to the per-                   rates of other clients of AIM and its
                                             affiliates with investment


                                                                                                                         (continued)

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO                      necessary to limit total annual operating    include any breakpoints. The Board
                                             expenses to a specified percentage of        considered whether it would be appropriate
The Board compared the Fund's contractual    average daily net assets for each class of   to add advisory fee breakpoints for each
advisory fee rate to the contractual         the Fund. The Board considered the           Fund or whether, due to the nature of each
advisory fee rates of funds in the Fund's    contractual nature of this fee waiver and    Fund and the advisory fee structures of
Lipper peer group that are not managed by    noted that it remains in effect until at     comparable funds, it was reasonable to
AIM, at a common asset level and as of the   least June 30, 2008. The Board reviewed      structure the advisory fee without
end of the past calendar year. The Board     the Fund's effective advisory fee rate,      breakpoints. Based on this review, the
noted that the Fund's advisory fee rate      after taking account of this expense         Board concluded that it was not necessary
was below the median advisory fee rate of    limitation, and considered the effect this   to add breakpoints to the Funds' advisory
its peers. The Board also reviewed the       expense limitation would have on the         fee schedule. Based on this information,
methodology used by Lipper and noted that    Fund's estimated total expenses. The Board   the Board concluded that, absent
the contractual fee rates shown by Lipper    concluded that the levels of fee waivers/    breakpoints, each Fund's contractual
include any applicable long-term             expense limitations for the Fund were fair   advisory fees remain constant and do not
contractual fee waivers. The Board also      and reasonable.                              reflect economies of scale. The Board also
compared the Fund's contractual advisory                                                  noted that each Fund shares directly in
fee rate to the contractual advisory fee        After taking account of the Fund's        economies of scale through lower fees
rates of other clients of AIM and its        contractual advisory fee rate, as well as    charged by third party service providers
affiliates with investment strategies        the comparative advisory fee information     based on the combined size of all of the
comparable to those of the Fund, including   and the expense limitation discussed         AIM Funds and affiliates.
one mutual fund advised by AIM and two       above, the Board concluded that the Fund's
private funds sub-advised by an AIM          advisory fees were fair and reasonable.      GOVERNMENT TAXADVANTAGE PORTFOLIO
affiliate. The Board noted that the Fund's
rate was: (i) the same as the rate for the   TREASURY PORTFOLIO                           The Board considered the extent to which
mutual fund; and (ii) above the rates for                                                 there are economies of scale in AIM's
the two private funds.                       The Board compared the Fund's contractual    provision of advisory services to the
                                             advisory fee rate to the contractual         Fund. The Board also considered whether
   The Board noted that AIM has              advisory fee rates of funds in the Fund's    the Fund benefits from such economies of
contractually agreed to waive fees and/or    Lipper peer group that are not managed by    scale through contractual breakpoints in
limit expenses of the Fund through at        AIM, at a common asset level and as of the   the Fund's advisory fee schedule or
least June 30, 2008 in an amount necessary   end of the past calendar year. The Board     through advisory fee waivers or expense
to limit total annual operating expenses     noted that the Fund's advisory fee rate      limitations. The Board noted that the
to a specified percentage of average daily   was below the median advisory fee rate of    Fund's contractual advisory fee schedule
net assets for each class of the Fund. The   its peers. The Board also reviewed the       includes two breakpoints and that the
Board considered the contractual nature of   methodology used by Lipper and noted that    level of the Fund's advisory fees, as a
this fee waiver and noted that it remains    the contractual fee rates shown by Lipper    percentage of the Fund's net assets, has
in effect until at least June 30, 2008.      include any applicable long-term             decreased as net assets increased because
The Board reviewed the Fund's effective      contractual fee waivers. The Board noted     of the breakpoints. Based on this
advisory fee rate, after taking account of   that AIM does not serve as an advisor to     information, the Board concluded that the
this expense limitation, and considered      other mutual funds or other clients with     Fund's advisory fees appropriately reflect
the effect this expense limitation would     investment strategies comparable to those    economies of scale at current asset
have on the Fund's estimated total           of the Fund.                                 levels. The Board also noted that the Fund
expenses. The Board concluded that the                                                    shares directly in economies of scale
levels of fee waivers/expense limitations       The Board noted that AIM has              through lower fees charged by third party
for the Fund were fair and reasonable.       contractually agreed to waive fees and/or    service providers based on the combined
                                             limit expenses of the Fund through at        size of all of the AIM Funds and
   After taking account of the Fund's        least June 30, 2008 in an amount necessary   affiliates.
contractual advisory fee rate, as well as    to limit total annual operating expenses
the comparative advisory fee information     to a specified percentage of average daily   E. PROFITABILITY AND FINANCIAL RESOURCES
and the expense limitation discussed         net assets for each class of the Fund. The      OF AIM
above, the Board concluded that the Fund's   Board considered the contractual nature of
advisory fees were fair and reasonable.      this fee waiver and noted that it remains    The Board reviewed information from AIM
                                             in effect until at least June 30, 2008.      concerning the costs of the advisory and
STIC PRIME PORTFOLIO                         The Board reviewed the Fund's effective      other services that AIM and its affiliates
                                             advisory fee rate, after taking account of   provide to each Fund and the profitability
The Board compared the Fund's contractual    this expense limitation, and considered      of AIM and its affiliates in providing
advisory fee rate to the contractual         the effect this expense limitation would     these services. The Board also reviewed
advisory fee rates of funds in the Fund's    have on the Fund's estimated total           information concerning the financial
Lipper peer group that are not managed by    expenses. The Board concluded that the       condition of AIM and its affiliates. The
AIM, at a common asset level and as of the   levels of fee waivers/expense limitations    Board also reviewed with AIM the
end of the past calendar year. The Board     for the Fund were fair and reasonable.       methodology used to prepare the
noted that the Fund's advisory fee rate                                                   profitability information. The Board
was comparable to the median advisory fee       After taking account of the Fund's        considered the overall profitability of
rate of its peers. The Board also reviewed   contractual advisory fee rate, as well as    AIM, as well as the profitability of AIM
the methodology used by Lipper and noted     the comparative advisory fee information     in connection with managing each Fund. The
that the contractual fee rates shown by      and the expense limitation discussed         Board noted that AIM continues to operate
Lipper include any applicable long-term      above, the Board concluded that the Fund's   at a net profit, although increased
contractual fee waivers. The Board also      advisory fees were fair and reasonable.      expenses in recent years have reduced the
compared the Fund's contractual advisory                                                  profitability of AIM and its affiliates.
fee rate to the contractual advisory fee     D. ECONOMIES OF SCALE AND BREAKPOINTS        The Board concluded that each Fund's
rates of other clients of AIM and its                                                     advisory fees were fair and reasonable,
affiliates with investment strategies        GOVERNMENT & AGENCY PORTFOLIO, LIQUID        and that the level of profits realized by
comparable to those of the Fund, including   ASSETS PORTFOLIO, STIC PRIME PORTFOLIO AND   AIM and its affiliates from providing
one mutual fund advised by AIM and two       TREASURY PORTFOLIO                           services to each Fund was not excessive in
private funds sub-advised by an AIM                                                       light of the nature, quality and extent of
affiliate. The Board noted that the Fund's   The Board considered the extent to which     the services provided. The Board
rate was: (i) the same as the rate for the   there are economies of scale in AIM's        considered whether AIM is financially
mutual fund; and (ii) above the rates for    provision of advisory services to each       sound and has the resources necessary to
the two private funds.                       Fund. The Board also considered whether      perform its obligations under the Funds'
                                             each Fund benefits from such economies of    advisory agreement, and concluded that AIM
   The Board noted that AIM has              scale through contractual breakpoints in     has the financial resources necessary to
contractually agreed to waive fees and/or    the Fund's advisory fee schedule or          fulfill these obligations.
limit expenses of the Fund through at        through advisory fee waivers or expense
least June 30, 2008 in an amount             limitations. The Board noted that the
                                             Funds' contractual advisory fee schedules
                                             do not


                                                                                                                         (continued)

Short-Term Investments Trust


F. INDEPENDENT WRITTEN EVALUATION OF THE
   FUNDS' SENIOR OFFICER

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. COLLATERAL BENEFITS TO AIM AND ITS
   AFFILIATES

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to each Fund.

   The Board considered the benefits
realized by AIM as a result of portfolio brokerage transactions executed through
"soft dollar" arrangements. Under these
arrangements, portfolio brokerage
commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM's expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for each Fund and may therefore benefit Fund shareholders. The
Board concluded that AIM's soft dollar
arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

Short-Term Investments Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

    Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:


FEDERAL AND STATE INCOME TAX

                                                  LONG TERM                               CORPORATE DIVIDENDS
                                                   CAPITAL          QUALIFIED DIVIDEND         RECEIVED           U.S. TREASURY
                                              GAIN DISTRIBUTIONS         INCOME*              DEDUCTION*           OBLIGATIONS*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                --                 0.00%                  0.00%                 0.02%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                   --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                     --                 0.00%                  0.00%                 0.20%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                          --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                      --                 0.00%                  0.00%                   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                 QUALIFIED        QUALIFIED INTEREST
                                                              SHORT-TERM GAINS         INCOME**
----------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                --               43.39%
----------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   --               76.40%
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                $12,772                 100%
----------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                          --                 100%
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 $   199                 100%
____________________________________________________________________________________________________
====================================================================================================

** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                             NOVEMBER 30, 2006       FEBRUARY 28, 2007       MAY 31, 2007       AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                              100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                 100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                   100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                        100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  99.98%                  99.99%               99.98%               99.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Short-Term Investments Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and Executive                      President, A I M Management Group Inc.
  Vice President                             (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1980       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1981       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Short-Term Investments Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1989       Head of INVESCO's World Wide Fixed        N/A
  President and Principal                    Income and Cash Management Group;
  Executive Officer                          Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC
Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC
Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Funds from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com  STIT-AR-2  Fund Management Company  --REGISTERED TRADEMARK--

                                                             INSTITUTIONAL CLASS
                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

ANNUAL

Inside This Report

Letters to Shareholders...................    2
Fund Data.................................    4
Fund Objectives and Strategies............    4
Fund Composition by Maturity..............    5
Schedule of Investments...................    6
Financial Statements......................   31
Notes to Financial Statements.............   37
Financial Highlights......................   47
Auditor's Report..........................   51
Fund Expenses.............................   52
Approval of Advisory Agreement............   53
Tax Information...........................   57
Trustees and Officers.....................   58

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the
                                             Institutional Class of AIM Short-Term Investments Trust, part of AIM Cash Management,
     [KELLEY                                 for the fiscal year ended August 31, 2007. Thank you for investing with us.
      PHOTO]
                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                                Each Portfolio continues to maintain the highest credit quality rating given by
Karen Dunn Kelley                            the three most widely known Nationally Recognized Statistical Rating Organizations:
                                             AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                                             During the fiscal year covered by this report:

                                             o    The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of
                                                  3.8% in the second quarter of 2007.(1)

                                             o    One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%(2)
                                                  excluding food and energy, near the top end of the U.S. Federal Reserve Board's
                                                  (the Fed) assumed "comfort zone" for inflation.(3)

                                                After raising the federal funds target rate at 17 consecutive meetings from June
                                             2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25% throughout the fiscal year. In a statement following its early August meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4) It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations.
                                             When consumers and companies can't borrow money easily, the economy tends to slow.

                                                While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             IN CONCLUSION

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,


                                             /S/ KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources: (1)Bureau of Economic Analysis; (2)Bureau of Labor Statistics;
                                             (3)BusinessWeek; (4)U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.
    [CROCKETT
      PHOTO]                                    Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO
                                             PLC, the parent company of AIM Investments --REGISTERED TRADEMARK-- (AIM), and Phil
                                             Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than
                                             30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.
Bruce L. Crockett
                                                In September 2006, Karen Dunn Kelley was named as President of your funds.
                                             Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as
                                             Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors.
                                             Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab, then select the "Investment Advisory Agreement Renewals" link.

                                                Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world.
                                             INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.),
                                             Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities.
                                             Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash
                                             Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

Short-Term Investments Trust

====================================================================================================================================
FUND DATA

INSTITUTIONAL CLASS DATA AS OF 8/31/07

FUND                                             YIELDS                 WEIGHTED AVERAGE MATURITY          TOTAL NET ASSETS

                                                                         Range During
                                            7-Day     Monthly              Reporting    At Fiscal
                                          SEC Yield    Yield                Period      Year-End

Liquid Assets                               5.34%      5.28%              29-59 days     32 days             $18.08 billion
STIC Prime                                  5.32       5.29               11-21 days     20 days               3.47 billion
Treasury                                    4.77       4.58                9-52 days     37 days               3.30 billion
Government & Agency                         5.11       5.09               21-47 days     32 days               1.32 billion
Government TaxAdvantage                     4.96       4.97               14-43 days     36 days             321.45 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 5.28%, 5.25%, 4.69%, 5.07% and 4.71% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government
TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.
====================================================================================================================================

====================================================================================================================================
Fund Objectives and Strategies

Liquid Assets Portfolio                                       Government & Agency Portfolio

Liquid Assets Portfolio seeks to provide as high a level of   Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of      consistent with the preservation of capital and the maintenance of
capital and liquidity.                                        liquidity.

   The Fund invests primarily in short-term money market         The Fund invests in direct obligations of the U.S. Treasury and
instruments that blend top-tier, high quality U.S.            other securities issued or guaranteed as to payment of principal and
dollar-denominated obligations, which include commercial      interest by the U.S. government or by its agencies or
paper, certificates of deposit, master and promissory         instrumentalities, as well as repurchase agreements secured by such
notes, municipal securities and repurchase agreements.        obligations. Securities purchased by the portfolio have maturities of
                                                              397 days or less.
STIC Prime Portfolio
                                                              Government TaxAdvantage Portfolio
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the           Government TaxAdvantage Portfolio seeks to maximize current income
maintenance of liquidity.                                     consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with           The Fund may invest in direct obligations of the U.S. Treasury and
maturities of 60 days or less, including certificates of      in U.S. government agency securities with maturities of 397 days or
deposit, repurchase agreements and master notes.              less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors
Treasury Portfolio                                            residing in states with state income tax may find it more profitable to invest in this Fund than in a fund not designed to comply with
Treasury Portfolio seeks to maximize current income           state tax considerations. This does not constitute tax advice. Please
consistent with the preservation of capital and the           consult your tax advisor for your particular situation.
maintenance of liquidity.

   The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

===========================================================================      ===================================================
FUND COMPOSITION BY MATURITY                                                     FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/07                                                           IN DAYS, AS OF 8/31/07

                    LIQUID                      GOVERNMENT      GOVERNMENT       STIC PRIME PORTFOLIO
                    ASSETS        TREASURY       & AGENCY      TAXADVANTAGE
                  PORTFOLIO*     PORTFOLIO     PORTFOLIO**     PORTFOLIO**       1-7                40.3%
                                                                                 8-14               12.2
1-7                  42.9%         80.0%          80.1%            59.7%         15-21              10.7
8-30                 22.9           0.0            4.3             11.2          22-28               8.1
31-90                28.2           0.0            3.2             16.0          29-35               6.9
91-180                4.2          14.1            5.0             11.2          36-42               5.1
181+                  1.8           5.9            7.4              1.9          43-60              16.7
===========================================================================      ===================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

====================================================================================================================================

====================================================================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

====================================================================================================================================

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-46.44%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-1.46%

Amstel Funding Corp. (Acquired 08/10/07; Cost
  $151,978,749)
  5.75%(b)(c)                                  09/13/07   $    152,735   $   152,442,258
----------------------------------------------------------------------------------------
Atlantis One Funding Corp. (Acquired
  07/31/07; Cost $115,346,362)
  5.26%(b)(c)                                  10/31/07        116,918       115,893,019
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Acquired 08/15/07; Cost $86,322,575)
  5.66%(b)                                     11/05/07         87,450        86,556,310
========================================================================================
                                                                             354,891,587
========================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.88%

Old Line Funding, LLC (Acquired 08/06/07;
  Cost $89,492,700)
  5.34%(b)                                     09/13/07         90,000        89,839,800
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $123,720,625)
  5.34%(b)                                     10/15/07        125,000       124,184,167
========================================================================================
                                                                             214,023,967
========================================================================================

ASSET-BACKED SECURITIES- FULLY BACKED-1.43%

Curzon Funding Ltd./LLC (CEP-American
  Insurance Group, Inc.)
  (Acquired 07/31/07; Cost $98,626,556)
  5.26%(b)                                     11/02/07        100,000        99,094,111
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $98,582,722)
  5.26%(b)                                     11/05/07        100,000        99,050,278
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $47,852,167)
  5.26%(b)                                     11/06/07        150,000       148,553,500
========================================================================================
                                                                             346,697,889
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-10.90%

Concord Minutemen Capital Co., LLC- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 04/18/07; Cost $50,007,916)
  5.19%(b)                                     10/18/07   $     51,363   $    51,014,973
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $48,887,778)
  5.20%(b)                                     09/14/07         50,000        49,906,111
----------------------------------------------------------------------------------------
  (Acquired 06/18/07; Cost $59,323,598)
  5.26%(b)                                     09/17/07         60,123        59,982,446
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $96,270,139)
  5.13%(b)                                     02/07/08        100,000        97,736,458
----------------------------------------------------------------------------------------
  (Acquired 04/04/07; Cost $194,769,250)
  5.15%(b)                                     10/04/07        200,000       199,056,750
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $116,874,733)
  5.18%(b)                                     10/10/07        120,000       119,326,600
----------------------------------------------------------------------------------------
Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 03/16/07; Cost $121,704,687)
  5.13%(b)                                     09/17/07        125,000       124,715,000
----------------------------------------------------------------------------------------
  (Acquired 03/16/07; Cost $150,901,865)
  5.15%(b)                                     09/17/07        155,000       154,645,567
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $211,989,045)
  5.48%(b)                                     11/13/07        215,000       212,610,872
----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/17/07; Cost $78,962,601)
  5.16%(b)                                     12/03/07         81,293        80,209,364
----------------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $116,816,800)
  5.19%(b)                                     10/17/07        120,000       119,204,200
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
  (Acquired 08/01/07; Cost $123,243,333)
  5.27%(b)                                     11/05/07   $    125,000   $   123,810,590
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $174,146,583)
  5.32%(b)                                     09/04/07        175,000       174,922,417
----------------------------------------------------------------------------------------
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 07/10/07; Cost $31,017,193)
  5.25%(b)                                     10/10/07         31,439        31,260,191
----------------------------------------------------------------------------------------
  (Acquired 07/09/07; Cost $149,161,691)
  5.26%(b)                                     10/10/07        119,772       119,089,499
----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
  of America, N.A.)
  (Acquired 08/06/07; Cost $99,525,333)
  5.34%(b)                                     09/07/07        100,000        99,911,000
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $81,832,356)
  6.00%(b)                                     09/10/07         82,161        82,037,759
----------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 05/02/07; Cost $145,395,417)
  5.14%(b)(c)                                  12/04/07        150,000       147,986,833
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)
  (Acquired 07/24/07; Cost $146,433,517)
  5.28%(b)                                     09/05/07        147,362       147,275,629
----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank, N.A.)
  (Acquired 07/13/07; Cost $99,212,500)
  5.25%(b)                                     09/05/07        100,000        99,941,667
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $149,033,125)
  5.95%(b)                                     09/25/07        150,000       149,405,000
========================================================================================
                                                                           2,642,491,314
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-0.69%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 07/19/07; Cost $32,630,398)
  5.26%(b)                                     10/19/07   $     33,075   $    32,843,034
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $132,709,133)
  5.61%(b)                                     11/16/07        134,682       133,086,916
========================================================================================
                                                                             165,929,950
========================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-14.67%

Amsterdam Funding Corp.
  (Acquired 08/03/07; Cost $114,420,017)
  5.34%(b)                                     09/06/07        115,000       114,914,708
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $198,977,778)
  5.75%(b)                                     09/14/07        200,000       199,584,722
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $49,731,875)
  5.85%(b)                                     09/17/07         50,000        49,870,000
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/03/07; Cost $179,822,177)
  5.32%(b)                                     09/17/07        181,026       180,597,974
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $105,004,530)
  5.36%(b)                                     09/10/07        105,523       105,381,599
----------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $52,855,184)
  5.26%(b)                                     09/06/07         53,252        53,213,096
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $74,589,146)
  5.33%(b)                                     09/12/07         75,000        74,877,854
----------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $99,416,667)
  6.00%(b)                                     09/20/07        100,000        99,683,333
----------------------------------------------------------------------------------------
Chariot Funding, LLC/Ltd.
  (Acquired 08/03/07; Cost $101,016,799)
  5.31%(b)                                     09/27/07        101,843       101,452,432
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $198,930,000)
  5.35%(b)                                     09/11/07        200,000       199,703,333
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $99,582,333)
  5.37%(b)                                     09/04/07        100,000        99,955,250
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/03/07; Cost $98,537,500)
  5.27%(b)                                     10/11/07   $    100,000   $    99,415,000
----------------------------------------------------------------------------------------
  (Acquired 07/13/07; Cost $123,977,222)
  5.26%(b)                                     09/07/07        125,000       124,890,417
----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  (Acquired 08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07         50,000        49,896,181
----------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/25/07; Cost $49,655,660)
  5.28%(b)                                     09/10/07         50,000        49,934,062
----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  (Acquired 06/18/07; Cost $37,073,425)
  5.26%(b)                                     09/17/07         37,573        37,485,163
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $198,701,667)
  5.70%(b)                                     09/24/07        200,000       199,271,667
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $99,287,500)
  5.70%(b)                                     09/28/07        100,000        99,572,500
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/06/07; Cost $99,157,667)
  5.32%(b)                                     10/02/07        100,000        99,541,889
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $197,340,000)
  5.32%(b)                                     11/06/07        200,000       198,049,333
----------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  (Acquired 07/09/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/09/07        100,000        99,444,778
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $158,604,029)
  5.36%(b)(c)                                  09/05/07        159,268       159,173,147
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $74,724,479)
  5.75%(b)(c)                                  09/06/07         75,000        74,940,104
----------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/03/07; Cost $111,968,500)
  5.32%(b)                                     09/04/07        112,500       112,450,172
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $268,672,425)
  5.71%(b)                                     09/14/07        270,000       269,443,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp.
  (Acquired 08/03/07; Cost $48,703,393)
  5.32%(b)                                     09/13/07   $     49,000   $    48,913,188
----------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $32,839,070)
  5.32%(b)                                     09/05/07         33,000        32,980,493
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $149,113,542)
  5.75%(b)                                     09/19/07        150,000       149,568,750
----------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $199,065,556)
  5.80%(b)                                     09/11/07        200,000       199,677,778
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $74,552,917)
  5.80%(b)                                     09/21/07         75,000        74,758,333
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $99,483,333)
  6.00%(b)                                     09/17/07        100,000        99,733,333
========================================================================================
                                                                           3,558,373,864
========================================================================================

ASSET-BACKED SECURITIES- SECURITIES-10.48%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $9,867,039)
  5.26%(b)                                     10/30/07         10,000         9,913,794
----------------------------------------------------------------------------------------
  (Acquired 06/19/07; Cost $74,001,844)
  5.27%(b)                                     09/18/07         75,000        74,813,531
----------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
  (Acquired 06/20/07; Cost $98,598,667)
  5.26%(b)(c)                                  09/24/07        100,000        99,664,264
----------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd./LLC
  (Acquired 08/02/07; Cost $246,629,861)
  5.28%(b)(c)                                  11/02/07        250,000       247,728,819
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $248,728,125)
  5.55%(b)(c)                                  09/11/07        250,000       249,614,583
----------------------------------------------------------------------------------------
Dorada Finance Inc.
  (Acquired 08/09/07; Cost $147,764,250)
  5.42%(b)(c)                                  11/16/07        150,000       148,283,667
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Five Finance Inc.
  (Acquired 06/20/07; Cost $59,132,100)
  5.26%(b)(c)                                  09/27/07   $     60,000   $    59,772,067
----------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $24,646,017)
  5.26%(b)(c)                                  10/30/07         25,000        24,784,691
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $172,545,333)
  5.26%(b)(c)                                  11/05/07        175,000       173,337,986
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,552,125)
  5.27%(b)(c)                                  11/09/07        100,000        98,990,875
----------------------------------------------------------------------------------------
Galaxy Funding Inc.
  (Acquired 08/01/07; Cost $49,327,889)
  5.26%(b)                                     11/01/07         50,000        49,554,361
----------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 03/16/07; Cost $90,649,735)
  5.14%(b)(c)                                  09/12/07         93,000        92,853,938
----------------------------------------------------------------------------------------
  (Acquired 04/10/07; Cost $97,441,250)
  5.18%(b)(c)                                  10/05/07        100,000        99,511,250
----------------------------------------------------------------------------------------
  (Acquired 05/22/07; Cost $72,102,866)
  5.19%(b)(c)                                  11/16/07         74,000        73,189,988
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $19,838,361)
  5.29%(b)(c)                                  09/25/07         20,000        19,929,467
----------------------------------------------------------------------------------------
Newport Funding Corp.
  (Acquired 07/12/07; Cost $99,121,667)
  5.27%(b)                                     09/10/07        100,000        99,868,250
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,000,896)
  5.27%(b)                                     10/31/07         75,000        74,341,250
----------------------------------------------------------------------------------------
Perry Global Funding, Ltd./LLC
  (Acquired 04/24/07; Cost $97,765,417)
  5.19%(b)                                     09/26/07        100,000        99,639,583
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $72,437,021)
  5.19%(b)                                     11/14/07         74,455        73,660,689
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Sigma Finance Inc.
  (Acquired 04/05/07; Cost $97,387,167)
  5.14%(b)(c)                                  10/05/07   $    100,000   $    99,514,556
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $48,767,612)
  5.19%(b)(c)                                  11/01/07         50,000        49,560,376
----------------------------------------------------------------------------------------
  (Acquired 07/12/07; Cost $73,895,312)
  5.25%(b)(c)                                  10/25/07         75,000        74,409,375
----------------------------------------------------------------------------------------
  (Acquired 07/10/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/10/07        100,000        99,430,167
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 07/10/07; Cost $49,329,167)
  5.25%(b)(c)                                  10/10/07         50,000        49,715,625
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (Acquired 08/03/07; Cost $99,541,889)
  5.32%(b)(c)                                  09/06/07        100,000        99,926,111
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $199,009,778)
  5.57%(b)(c)                                  09/14/07        200,000       199,597,722
========================================================================================
                                                                           2,541,606,985
========================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-0.56%

Ciesco, LLC
  (Acquired 07/13/07; Cost $74,419,208)
  5.26%(b)                                     09/04/07         75,000        74,967,125
----------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $24,810,056)
  5.26%(b)                                     09/07/07         25,000        24,978,083
----------------------------------------------------------------------------------------
  (Acquired 07/03/07; Cost $35,473,500)
  5.27%(b)                                     10/11/07         36,000        35,789,400
========================================================================================
                                                                             135,734,608
========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.00%

PACCAR Financial Corp.
  5.22%                                        09/04/07            400           399,826
========================================================================================

CONSUMER FINANCE-0.41%

American Express Credit Corp.
  5.27%                                        10/17/07        100,000        99,326,611
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

DIVERSIFIED BANKS-3.57%

Bank of America Corp.
  5.40%                                        10/12/07   $    100,000   $    99,385,000
----------------------------------------------------------------------------------------
  5.40%                                        10/15/07         50,000        49,670,000
----------------------------------------------------------------------------------------
BNP Paribas Finance Inc.
  5.50%                                        09/13/07         13,000        12,976,167
----------------------------------------------------------------------------------------
  5.27%                                        09/14/07         18,000        17,965,778
----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.28%                                        11/06/07        150,000       148,548,000
----------------------------------------------------------------------------------------
  5.28%                                        11/26/07        200,000       197,477,333
----------------------------------------------------------------------------------------
Dexia Delaware LLC
  5.29%(c)                                     09/13/07         13,000        12,977,077
----------------------------------------------------------------------------------------
  5.39%(c)                                     09/24/07         50,000        49,827,819
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.41%(c)                                     11/26/07        100,000        98,708,806
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.39%(c)                                     09/13/07         19,900        19,864,246
----------------------------------------------------------------------------------------
Rabobank USA Financial Corp.
  5.47%(c)                                     09/06/07         38,000        37,971,131
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  5.30%(c)                                     09/21/07         18,000        17,947,050
----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  5.25%(c)                                     09/04/07          4,000         3,998,250
----------------------------------------------------------------------------------------
  5.46%(c)                                     10/09/07        100,000        99,423,667
========================================================================================
                                                                             866,740,324
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.00%

General Electric Capital Corp.
  5.25%                                        10/18/07            100            99,315
========================================================================================

REGIONAL BANKS-1.39%

Bank of Ireland
  (Acquired 08/20/07; Cost $148,660,000)
  5.36%(b)(c)                                  10/19/07        150,000       148,928,000
----------------------------------------------------------------------------------------
Danske Corp.
  5.42%(c)                                     09/12/07         38,000        37,937,068
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 04/05/07; Cost $146,685,792)
  5.17%(b)(c)                                  09/10/07        150,000       149,806,313
========================================================================================
                                                                             336,671,381
========================================================================================
    Total Commercial Paper (Cost
      $11,262,987,621)                                                    11,262,987,621
========================================================================================

TIME DEPOSITS-10.66%

Danske Bank (United Kingdom)
  5.35%(c)(d)                                  09/04/07        115,000       115,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Cayman Islands)
  5.13%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

TIME DEPOSITS-(CONTINUED)

Dexia Bank S.A. (Cayman Islands)
  5.22%(c)(d)                                  09/04/07   $    500,000   $   500,000,000
----------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  4.75%(c)(d)                                  09/04/07        370,026       370,026,632
----------------------------------------------------------------------------------------
LaSalle Bank N.A. (Cayman Islands)
  4.50%(c)(d)                                  09/04/07        300,000       300,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Cayman Islands)
  5.00%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.88%(c)(d)                                  09/04/07        300,000       300,000,000
========================================================================================
    Total Time Deposits (Cost $2,585,026,632)                              2,585,026,632
========================================================================================

CERTIFICATES OF DEPOSIT-8.47%

Allied Irish Banks, PLC
  5.58%                                        12/04/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Bank of Ireland
  5.48%                                        10/12/07         75,000        74,999,859
----------------------------------------------------------------------------------------
Bank of Montreal
  5.49%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.48%                                        11/26/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.26%                                        05/19/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC, (United Kingdom)
  5.50%(c)                                     09/28/07        200,000       200,000,000
----------------------------------------------------------------------------------------
CALYON S.A.
  5.37%(e)                                     11/09/07        190,000       190,000,000
----------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.44%                                        09/24/07         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G.
  5.40%                                        01/09/08         90,000        90,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  5.31%                                        02/19/08        150,000       150,003,422
----------------------------------------------------------------------------------------
  5.48%                                        09/28/07        100,000       100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.26%                                        04/11/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.26%                                        04/10/08        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.30%                                        10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A.
  (United Kingdom)
  5.30%(c)                                     10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Toronto Dominion Bank
  5.48%                                        11/23/07   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
  5.49%                                        10/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UBS A.G.
  5.47%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  5.52%                                        11/28/07        100,000       100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,055,003,281)                                                      2,055,003,281
========================================================================================

MEDIUM-TERM NOTES-5.76%

Abbey National Treasury Services PLC (United
  Kingdom)
  (Acquired 08/31/07; Cost $149,976,855)
  5.54%(b)(c)(e)                               02/25/08        150,000       149,976,855
----------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate MTN
  (Acquired 05/16/07; Cost $75,004,725)
  5.33%(b)(e)                                  06/16/08         75,000        75,003,448
----------------------------------------------------------------------------------------
Allstate Life Global Funding Floating Rate
  MTN
  5.51%(e)                                     08/27/08         50,000        50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  5.40%(b)(e)                                  09/05/08        140,000       140,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/18/03-12/10/03; Cost
  $130,000,000)
  5.69%(b)(e)                                  09/15/08        130,000       130,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $100,000,000)
  5.35%(b)(c)(e)                               07/23/08        100,000       100,000,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  5.75%                                        09/22/08         15,000        15,060,000
----------------------------------------------------------------------------------------
MBIA Global Funding, LLC
  (Acquired 06/05/07; Cost $100,023,607)
  5.35%(b)(e)                                  06/05/08        100,000       100,018,281
----------------------------------------------------------------------------------------
MetLife of Connecticut Institutional Funding
  Ltd.
  5.62%(e)                                     04/30/08        270,000       270,562,410
----------------------------------------------------------------------------------------
New York Life Funding
  (Acquired 08/31/07; Cost $75,172,275)
  5.81%(b)(e)                                  04/14/08         75,000        75,172,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Canada Floating Rate Yankee MTN
  5.40%(c)(e)                                  08/08/08   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  5.52%(b)(c)(e)                               08/20/08         60,000        60,000,000
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate MTN
  5.51%(c)(e)                                  09/12/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 01/23/07; Cost $30,001,500)
  5.31%(b)(c)(e)                               08/05/08         30,000        30,001,316
========================================================================================
    Total Medium-Term Notes (Cost
      $1,395,794,585)                                                      1,395,794,585
========================================================================================

VARIABLE RATE DEMAND NOTES-5.43%(E)(F)

INSURED-0.62%(G)

Aerospace Corp.; Series 2006, Taxable Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.56%(d)                                     06/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P,
  Taxable Home Mortgage RB (INS-Financial
  Security Assurance Inc.)
  5.52%(d)                                     08/01/29         20,500        20,500,000
----------------------------------------------------------------------------------------
  Series 1998 T,
  Taxable Home Mortgage RB (INS-Ambac
  Assurance Corp.) 5.68%(d)                    08/01/29          7,780         7,780,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1998 B-I,
  Taxable Student Loan RB (INS-MBIA Insurance
  Corp.)
  5.45%(d)                                     09/01/34         11,200        11,200,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.45%(d)          09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners II; Series 2001
  Tranche 1, Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 11/14/02; Cost $25,000,000)
  5.60%(b)(d)                                  09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of) Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  ACES (INS-MBIA Insurance Corp.)
  5.50%(d)                                     11/01/15   $      3,400   $     3,400,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency;
  Series 2006 B, Taxable RB (INS-Financial
  Security Assurance Inc.)
  5.55%(d)                                     05/01/28          8,775         8,775,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority;
  Series 2005 A-5, Taxable Student Loan RB
  (INS-Ambac Assurance Corp.)
  5.70%(d)                                     09/01/35         13,990        13,990,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida;
  Series 2002, Refunding Special Obligation
  Taxable RB (INS-Ambac Assurance Corp.)
  5.60%(d)                                     07/01/32         13,940        13,940,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska; (Riverfront
  Redevelopment Project);
  Series 2002 B,
  Special Obligation Taxable RB (INS-Ambac
  Assurance Corp.)
  5.56%(d)                                     02/01/13          1,300         1,300,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska;
  Series 2002 B,
  Special Tax Revenue
  Redevelopment Bonds
  (INS-Ambac Assurance Corp.)
  5.56%(d)                                     02/01/26         10,235        10,235,000
----------------------------------------------------------------------------------------
Orange (County of), California Board of
  Education (Esplanade Project);
  Series 2002, Taxable COP (INS-Financial
  Security Assurance Inc.)
  5.57%                                        06/01/32          6,700         6,700,000
========================================================================================
                                                                             149,820,000
========================================================================================

LETTER OF CREDIT ENHANCED-4.81%(H)

989 Market Street LLC; Series 2006,
  Incremental Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        03/01/26          7,600         7,600,000
----------------------------------------------------------------------------------------
A Mining Group LLC;
  Series 2006, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.83%(d)                                     06/01/29          2,885         2,885,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.59%(c)(d)                                  07/01/26   $      3,825   $     3,825,000
----------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical Center
  Hospital);
  Series 2006 B, Taxable IDR (LOC-Citizens
  Bank of Pennsylvania, N.A.)
  5.57%(d)                                     05/01/35          2,350         2,350,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project);
  Series 2002, RB, Taxable RB (LOC-Wells
  Fargo Bank, N.A.)
  5.64%(d)                                     08/01/25          1,800         1,800,000
----------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Floating Rate Notes
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     05/01/31         31,200        31,200,000
----------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     10/01/33         10,443        10,442,839
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board;
  Series 2006 A, Refunding Taxable IDR
  (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  07/01/26          5,640         5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
  Bonds (LOC-Citizens Bank of Pennsylvania,
  N.A.)
  5.72%(d)                                     02/01/15         12,900        12,900,000
----------------------------------------------------------------------------------------
Belk, Inc.;
  Series 1998, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     07/01/08         12,880        12,880,472
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     09/01/30          2,430         2,430,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Biola University;
  Series 2004 A,
  Taxable RB (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  10/01/34   $     12,300   $    12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B,
  Taxable RB (LOC-BNP Paribas)
  5.60%(c)(d)                                  10/01/34         12,300        12,300,000
----------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.;
  Series 2006, Taxable Bonds (LOC-Comerica
  Bank)
  5.62%                                        06/01/22          3,100         3,100,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project);
  Series 2001 I, Taxable PCR (LOC-Wachovia
  Bank, N.A.)
  5.53%(d)                                     12/01/36         26,790        26,790,000
----------------------------------------------------------------------------------------
California (State of) Access to Loans for
  Learning Student Loan Corp.;
  Series 2001-II-A-5,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.60%(d)                                     07/01/36         43,400        43,400,000
----------------------------------------------------------------------------------------
  Series 2001-II-A-6,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.56%                                        07/01/36          2,900         2,900,000
----------------------------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Villas at Hamilton
  Apartments)
  Series 2001, H H-T Multi-Family Housing
  Taxable RB (LOC-Federal National Mortgage
  Association)
  5.56%(d)                                     01/15/35            620           620,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/25          1,275         1,275,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        07/01/25          8,140         8,140,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC (Pinnacle
  Financial Project);
  Series 2007, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        02/01/32   $      7,270   $     7,270,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     12/02/19          7,493         7,493,000
----------------------------------------------------------------------------------------
  Series 2000 B,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     07/01/20          6,848         6,848,000
----------------------------------------------------------------------------------------
  Series 2000 C,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     09/01/20          6,170         6,170,000
----------------------------------------------------------------------------------------
  Series 2000 D,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     05/01/26          6,400         6,400,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Series 1998-A,, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     11/01/28          4,035         4,035,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Taxable
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.60%(d)                                     07/01/20         11,100        11,100,000
----------------------------------------------------------------------------------------
Chestnut Partnership (The);
  Series 1999, Taxable RB (LOC-LaSalle Bank,
  N.A.)
  5.60%(d)                                     01/02/29         19,415        19,415,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments);
  Series 2006 A, Refunding Multi-Family
  Housing Taxable RB (LOC-Federal National
  Mortgage Association)
  5.50%(d)                                     05/15/36          8,970         8,970,000
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project);
  Series 2004 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.67%(d)                                     08/01/30          3,625         3,625,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Conair Corp.;
  Series 2002, Taxable Economic Development
  Bonds (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     09/01/12   $      6,595   $     6,595,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated Loan
  Program;
  Series 2003 B, PARTs (LOC-Wells Fargo Bank,
  N.A.)
  5.64%(d)                                     02/02/43            255           255,000
----------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County of),
  Virginia Regional Industrial Facility
  Authority (Crane Creek Project);
  Series 2005, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%                                        01/01/26          7,200         7,200,000
----------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront Reclamation
  and Casino Development Project);
  Series 1999 A, Taxable RB (LOC-Deutsche
  Bank A.G.)
  5.61%(c)(d)                                  05/01/09         41,830        41,830,000
----------------------------------------------------------------------------------------
Dome Corp.;
  Series 1991, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.72%                                        08/31/16          9,400         9,400,000
----------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     12/01/15          8,000         8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     07/01/30          5,825         5,825,000
----------------------------------------------------------------------------------------
Florida Christian College, Inc.;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     11/01/36          6,500         6,500,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%                                        01/01/25         10,420        10,420,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States;
  Series 2001 A, Taxable (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     03/01/33         17,330        17,330,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001,
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     03/01/31   $      8,249   $     8,249,000
----------------------------------------------------------------------------------------
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.63%                                        03/01/31          8,500         8,500,000
----------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird, The
  Garvin School of International Management);
  Series 2005 B, Taxable Refunding RB
  (LOC-Bank of New York)
  5.60%(d)                                     07/01/35          6,300         6,300,000
----------------------------------------------------------------------------------------
Harvest Bible Chapel
  Series 2004, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     08/01/29         10,285        10,285,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe;
  Series 2005, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     06/01/25          6,120         6,120,000
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     05/15/31          6,825         6,825,000
----------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible Revenue
  RB (LOC-Fifth Third Bank)
  5.60%(d)                                     05/15/31          8,090         8,090,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1997 B, Taxable Student Loan RB
  (LOC-JPMorgan Chase Bank, N.A.)
  5.45%(d)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
Iowa Finance Authority (Windsor on the River,
  LLC);
  Series 2007 B, Multifamily Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.58%(d)                                     05/01/42         24,000        24,000,000
----------------------------------------------------------------------------------------
JPV Capital LLC;
  Series 1999 A, Taxable Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  5.78%(d)                                     12/01/39            858           857,953
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Kordsa Inc.;
  Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.73%(d)                                     06/01/26   $      9,000   $     9,000,000
----------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency;
  Series 2005 B, Taxable TAN (LOC-Wells Fargo
  Bank, N.A.)
  5.64%(d)                                     06/01/20          1,185         1,185,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.;
  Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $157,350,000)
  5.60%(b)(d)                                  02/01/41        157,350       157,350,000
----------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority;
  Series 2007, Taxable COP (LOC-Wells Fargo
  Bank, N.A.)
  5.40%(d)                                     12/01/17          3,075         3,075,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC;
  Series 2003, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
  Development Authority (PennSummit Tubular
  LLC Project);
  Series 2006 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        02/01/21          2,705         2,705,000
----------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC;
  Series 2006, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.51%(d)                                     07/01/35         22,000        22,000,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.);
  Series 2003 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.71%(d)                                     12/01/53          2,975         2,975,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.);
  Series 2001, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank)
  5.58%(d)                                     06/01/36         58,700        58,700,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B Taxable RB (LOC-Comerica
  Bank)
  5.62%(d)                                     01/01/35   $        750   $       750,000
----------------------------------------------------------------------------------------
  5.62%                                        01/01/35          8,625         8,625,000
----------------------------------------------------------------------------------------
Meharry Medical College;
  Series 2001, Unlimited Taxable GO (LOC-Bank
  of America, N.A.)
  5.60%(d)                                     08/01/16          8,965         8,965,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home Obligated Group);
  Series 2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  5.60%                                        11/01/28          7,695         7,695,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project);
  Series 2005, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.61%(d)                                     10/01/25         21,000        21,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) (Acquired 06/27/07; Cost
  $10,800,000)
  5.60%(b)(d)(e)                               08/01/20         10,800        10,800,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing, LLC Project);
  Series 2003, Taxable IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  5.51%(d)                                     12/01/27          7,330         7,330,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.)
  5.73%                                        06/01/15          9,555         9,555,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.);
  Series 2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     12/01/20          8,400         8,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Nashville (City of), & Davidson (County of)
  Tennessee Health and Educational Facilities
  Board (Weatherly Ridge Apartments Project);
  Series 2006 B, Multi-Family Housing Taxable
  RB (LOC-U.S. Bank N.A.)
  5.57%                                        12/01/41   $      1,900   $     1,900,000
----------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.61%                                        04/01/26          3,700         3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority Thermal Energy Facilities (Marina
  Energy LLC-2001 Project);
  Series B, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.57%(d)                                     09/01/21          7,700         7,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (66 West 38th Street);
  Series 2000 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33         17,700        17,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (Related-West 23rd Street);
  Series 2001 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33          8,000         8,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F, Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.59%(d)                                     09/15/07          1,600         1,600,000
----------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
  Authority;
  Series 2004 A, Taxable Refunding RB
  (LOC-Regions Bank)
  5.60%(d)                                     02/01/21         16,000        16,000,000
----------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     01/01/20          2,110         2,110,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project);
  Series 2005 B, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     05/01/27          3,270         3,270,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/14          2,900         2,900,000
----------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care Community,
  Inc.);
  Series 2006 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.60%(d)                                     04/01/15          6,390         6,390,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Racetrac Capital, LLC;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-Regions Bank)
  5.59%(d)                                     09/01/20   $     16,600   $    16,600,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-LaSalle Bank, N.A.)
  5.61%(d)                                     01/01/15          2,495         2,495,000
----------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
  Authority (1995 Old Manchester Project);
  Series 1995 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.40%(d)                                     12/01/25          1,590         1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
  Series 2002, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.62%(d)                                     12/01/22          4,500         4,500,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     05/01/14         11,975        11,975,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.61%(d)                                     06/01/18          1,200         1,200,000
----------------------------------------------------------------------------------------
  5.61%                                        06/01/18          4,000         4,000,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of Holland,
  LLC)
  Series 2005 A, Taxable RB (LOC-Federal Home
  Loan Bank of Indianapolis)
  5.71%(d)                                     07/01/40          4,135         4,135,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development, LLC)
  Series 2002 A, Taxable Floating Rate Notes
  (LOC-Comerica Bank)
  5.71%(d)                                     11/04/42          5,175         5,175,000
----------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     10/01/35         19,500        19,500,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Santa Rosa (City of), California (Rancheria
  Tachi Yokut Tribe);
  Series 2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     09/01/19   $     35,560   $    35,560,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design, Inc.;
  Series 2004, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     04/01/24         22,269        22,268,669
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
  Series 2003 D, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     07/01/54         10,000        10,000,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     11/01/52          9,730         9,730,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.71%(d)                                     10/01/53          5,660         5,660,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  5.63%(d)                                     10/01/35         17,800        17,800,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.);
  Series 2005 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     09/01/17          1,175         1,175,000
----------------------------------------------------------------------------------------
United Fuels, LLC;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     01/01/31          4,710         4,710,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation;
  Series 2001, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%(d)                                     07/01/26         13,705        13,705,000
----------------------------------------------------------------------------------------
Wake Forest University;
  Series 1997, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.65%(d)                                     07/01/17          2,400         2,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     05/01/44         15,280        15,280,000
----------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health Project);
  Series 2005 D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.)
  5.63%(d)                                     07/01/25          1,900         1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Young Men's Christian Association of
  Hunterdon County New Jersey;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     02/01/24   $      2,210   $     2,210,000
========================================================================================
                                                                           1,166,634,933
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,316,454,933)                                                      1,316,454,933
========================================================================================

ASSET-BACKED SECURITIES-2.84%

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-1.15%


RACERS Trust
  Series 2004-6-MM, Floating Rate Notes
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,103,007)
  5.55%(b)(e)                                  01/22/08        279,000       279,000,000
========================================================================================


ASSET-BACKED SECURITIES- SECURITIES-0.39%


Sigma Finance Inc.
  (Acquired 11/28/06; Cost $95,000,000)
  5.28%(b)(c)                                  12/03/07         95,000        95,000,000
========================================================================================


ASSET-BACKED SECURITIES-
  FULLY SUPPORTED MONOLINE-0.27%


Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM1, Class A,, Money Market
  Notes (CEP-Financial Security Assurance
  Inc.)
  (Acquired 09/07/05; Cost $64,485,091)
  5.50%(b)(e)(i)                               11/25/34         64,485        64,485,091
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- STRUCTURED-1.03%


Granite Master Issuer PLC; (United Kingdom)
  Series 2006-1A, Class A1, Floating Rate
  Bonds
  (Acquired 01/08/07; Cost $150,000,000)
  5.52%(b)(c)(e)                               01/20/08   $    150,000   $   150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgages PLC
  Series 15A, Class A1, Floating Rate Notes
  (Acquired 07/12/07; Cost $100,000,000)
  5.61%(b)(e)                                  06/15/08        100,000       100,000,000
========================================================================================
                                                                             250,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $688,485,091)                                                          688,485,091
========================================================================================


FUNDING AGREEMENTS-2.01%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/21/07; Cost $3,000,000)
  5.42%(b)(e)(j)                               10/12/07          3,000         3,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/06; Cost $125,000,000)
  5.56%(b)(e)(j)                               11/21/07        125,000       125,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/07; Cost $100,000,000)
  5.57%(b)(e)(j)                               08/27/08        100,000       100,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/04/07; Cost $259,000,000)
  5.42%(b)(e)(j)                               04/04/08        259,000       259,000,000
========================================================================================
    Total Funding Agreements (Cost
      $487,000,000)                                                          487,000,000
========================================================================================


MASTER NOTE AGREEMENTS-1.41%(K)

Lehman Brothers Inc.
  (Acquired 07/25/07; Cost $155,000,000)
  5.49%(b)(d)(e)(l)                                 --         155,000       155,000,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc
  (Acquired 08/08/07; Cost $188,000,000)
  5.51%(b)(d)(e)                               10/10/07        188,000       188,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $343,000,000)                                                          343,000,000
========================================================================================


U.S. TREASURY BILLS-0.51%(A)

U.S. Treasury Bills (Cost $122,493,750)
  4.01%                                        02/28/08        125,000       122,493,750
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.53%
  (Cost $20,256,245,893)                                                  20,256,245,893
________________________________________________________________________________________
========================================================================================



                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-18.18%(M)

Bank of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $500,297,222,
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%, 06/01/35)
  5.35%, 09/04/07                              140,083,222        140,000,000
-----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  Corporate obligations valued at
  $1,397,320,576;
  0%-6.75%, 10/19/08-01/25/47) 5.50%,
  09/04/07(c)                                  791,056,236        790,573,547
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655;
  4.00%-6.00%, 03/10/08-04/18/36)
  5.25%, 09/04/07                               88,051,333         88,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by Corporate obligations
  valued at $1,155,000,000;
  5.61%-6.12%, 12/31/10-11/12/47)
  5.47%, 09/17/07                              $918,776,472   $   915,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001;
  4.40%-6.41%, 12/01/13-05/01/37)
  5.40%, 09/04/07                               19,201,751         19,190,237
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by Corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51)
  5.48%, 09/04/07(c)                           734,500,381        734,053,832
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Open joint agreement,
  with no specified maturity date,
  (collateralized by Corporate obligations
  valued at $315,000,000; 0%-7.52%,
  12/18/09-12/27/49)
  5.44%(m)                                     $        --    $   150,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                              320,515,762        320,325,346
-----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                               94,295,886         94,240,389
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              140,083,689        140,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $50,027,500 (collateralized
  by U.S. Government obligations valued at
  $51,003,933; 2.38%, 01/15/17)
  4.95%, 09/04/07                               50,027,500         50,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by U.S.
  Government obligations valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                              $19,838,222    $    19,827,031
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 8/31/07, aggregate maturing
  value $1,200,730,667 (collateralized by
  Corporate obligations valued at
  $1,260,000,001; 0%-7.25%,
  06/15/11-07/15/56)
  5.48%, 09/04/07                              947,980,412        947,402,549
=============================================================================
    Total Repurchase Agreements (Cost
      $4,408,612,931)                                           4,408,612,931
=============================================================================
TOTAL INVESTMENTS-101.71% (Cost
  $24,664,858,824)(o)(p)                                       24,664,858,824
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.71)%                            (414,486,737)
=============================================================================
NET ASSETS-100.00%                                            $24,250,372,087
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - Government Obligations
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $12,830,291,739, which represented 52.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.4%; Cayman Islands: 10.2%; other countries less than 5%:
    14.5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $487,000,000, which represented 2.01% of the Fund's Net Assets.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(l) Open master note agreement with note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(m) Principal amount equals value at period end. See Note 1J.
(n) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(o) Also represents cost for federal income tax purposes.
(p) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-20.06%
U.S. TREASURY BILLS-16.36%(A)

3.50%                                          01/10/08   $150,000    $  148,089,583
------------------------------------------------------------------------------------
4.04%                                          01/24/08    200,000       196,745,556
------------------------------------------------------------------------------------
4.71%                                          01/24/08    100,000        98,102,917
------------------------------------------------------------------------------------
4.73%                                          01/31/08    125,000       122,503,611
------------------------------------------------------------------------------------
4.81%                                          01/31/08    100,000        97,970,800
------------------------------------------------------------------------------------
4.74%                                          02/07/08    125,000       122,380,365
------------------------------------------------------------------------------------
3.87%                                          02/14/08    125,000       122,769,375
------------------------------------------------------------------------------------
4.10%                                          02/21/08    125,000       122,540,156
------------------------------------------------------------------------------------
4.00%                                          02/28/08     50,000        49,000,000
------------------------------------------------------------------------------------
4.06%                                          02/28/08    200,000       195,940,000
------------------------------------------------------------------------------------
4.08%                                          02/28/08    150,000       146,936,250
====================================================================================
                                                                       1,422,978,613
====================================================================================

U.S. TREASURY NOTES-3.70%

3.38%                                          02/15/08    200,000       198,543,481
------------------------------------------------------------------------------------
2.63%                                          05/15/08    125,000       123,443,556
====================================================================================
                                                                         321,987,037
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,744,965,650)                                                  1,744,965,650
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-20.06% (Cost $1,744,965,650)                             1,744,965,650
====================================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-80.24%(B)

ABN AMRO Bank N.V., Agreement dated 08/31/07,
  maturing value $500,283,333 (collateralized
  by U.S. Government obligations valued at
  $510,001,003; 4.75%-8.75%,
  08/15/17-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Agreement
  dated 08/31/07, maturing value
  $400,228,889, (collateralized by U.S.
  Government obligations valued at
  $408,000,408; 0%-4.75%, 11/29/07-05/31/12)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated
  08/31/07, maturing value $400,227,556
  (collateralized by U.S. Government
  obligations valued at $408,000,501;
  2.38%-6.50%, 02/15/10-04/15/32)
  5.12%, 09/04/07                              400,227,556       400,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Agreement dated
  08/31/07, maturing value $400,226,667
  (collateralized by U.S. Government
  obligations valued at $408,000,557; 3.88%,
  01/15/09-04/15/29)
  5.10%, 09/04/07                              $400,226,667   $  400,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,107,436;
  3.50%-6.00%, 01/31/08-08/15/16)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement
  dated 08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,569;
  0.88%-4.88%, 04/15/10-06/30/12)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/07, maturing value $250,140,278
  (collateralized by U.S. Government
  obligations valued at $255,001,467;
  6.13%-6.50%, 11/15/26-11/15/27)
  5.05%, 09/04/07                              250,140,278       250,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement
  dated 08/31/07, maturing value $550,311,667
  (collateralized by U.S. Government
  obligations valued at $561,000,531;
  0%-4.75%, 10/11/07-09/15/09)
  5.10%, 09/04/07                              550,311,667       550,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,789;
  3.38%-7.25%, 01/15/08-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,055,556
  (collateralized by U.S. Government
  obligations valued at $102,000,112;
  4.25%-9.13%, 11/15/13-05/15/30)
  5.00%, 09/04/07                              100,055,556       100,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Agreement
  dated 08/31/07, maturing value $700,396,667
  (collateralized by U.S. Government
  obligations valued at $714,003,901;
  4.75%-7.88%, 02/28/09-02/15/25)
  5.10%, 09/04/07                              $700,396,667   $  700,000,000
----------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,000,995;
  0%-8.00%, 09/06/07-01/15/27)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/31/07, maturing value $400,228,889
  (collateralized by U.S. Government
  obligations valued at $408,001,322;
  3.38%-4.63%, 02/15/08-02/15/36)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Lehman Brothers Inc., Agreement dated
  08/31/07, maturing value $400,213,333
  (collateralized by U.S. Government
  obligations valued at $408,004,125;
  4.13%-4.88%, 04/30/11-08/31/12)
  4.80%, 09/04/07                              400,213,333       400,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/07, maturing value
  $500,282,222 (collateralized by U.S.
  Government obligations valued at
  $510,002,507; 4.13%-13.25%,
  05/15/10-05/15/17)
  5.08%, 09/04/07                              500,282,222       500,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Agreement dated 08/31/07,
  maturing value $200,113,333 (collateralized
  by U.S. Government obligations valued at
  $204,390,167; 4.63%-5.00%,
  07/31/11-08/31/11)
  5.10%, 09/04/07                              $200,113,333   $  200,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,088;
  2.63%-3.63%, 01/15/08-07/15/17)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $400,226,667 (collateralized
  by U.S. Government obligations valued at
  $408,004,690; 2.38%-4.75%,
  01/15/27-02/15/37)
  5.10%, 09/04/07                              400,226,667       400,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by a U.S.
  Government obligation valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                               80,218,222        80,172,969
============================================================================
    Total Repurchase Agreements (Cost
      $6,980,172,969)                                          6,980,172,969
============================================================================
TOTAL INVESTMENTS-100.30% (Cost
  $8,725,138,619)(c)                                           8,725,138,619
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.30)%                            (26,190,265)
============================================================================
NET ASSETS-100.00%                                            $8,698,948,354
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 1J.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-21.42%

FEDERAL FARM CREDIT BANK (FFCB)-0.90%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $30,000    $29,996,038
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-9.01%

Unsec. Bonds,
  5.25%                                        11/01/07     30,000     30,000,000
---------------------------------------------------------------------------------
  5.25%                                        11/13/07     25,000     25,000,000
---------------------------------------------------------------------------------
  5.38%                                        02/28/08     75,000     75,000,000
---------------------------------------------------------------------------------
  5.35%                                        07/30/08     30,000     30,000,000
---------------------------------------------------------------------------------
  5.40%                                        08/14/08     39,000     39,000,000
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds, 5.21%(a)    09/17/08     50,000     49,976,889
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     50,000     49,996,533
=================================================================================
                                                                      298,973,422
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     21,108     21,108,026
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c) 5.03%                   11/30/07     40,000     39,496,500
---------------------------------------------------------------------------------
  5.03%                                        12/21/07     30,000     29,534,725
---------------------------------------------------------------------------------
  5.04%                                        12/31/07     49,310     48,475,020
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              03/26/08     18,000     17,997,902
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Notes,
  5.36%(a)                                     09/27/07     75,000     74,997,304
=================================================================================
                                                                      231,609,477
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.53%

Unsec. Disc. Notes,(c)
  5.09%                                        02/13/08     50,000     48,834,458
---------------------------------------------------------------------------------
  4.99%                                        04/25/08     30,000     29,015,463
---------------------------------------------------------------------------------
  5.00%                                        05/12/08     30,000     28,941,667
---------------------------------------------------------------------------------
  5.01%                                        05/12/08     20,000     19,293,033
---------------------------------------------------------------------------------
  5.01%                                        06/06/08     25,000     24,029,312
=================================================================================
                                                                      150,113,933
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $710,692,870)                                             710,692,870
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-21.42% (Cost $710,692,870)                              710,692,870
=================================================================================



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-78.83%(D)

ABN AMRO Bank N.V., Joint agreement date
  8/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              $160,093,333   $  160,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,000,104; 0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              148,086,333       148,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543; 5.24%, 02/11/09)
  5.30%, 09/04/07                              104,949,743       104,887,976
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              160,094,222       160,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $250,145,833 (collateralized
  by U.S. Government obligations valued at
  $255,004,769; 0%, 12/28/07-01/31/08)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              348,204,933       348,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              $273,160,767   $  273,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,057,778
  (collateralized by U.S. Government
  obligations valued at $102,000,442;
  5.30%-10.38%, 04/16/10-02/15/21)
  5.20%, 09/04/07                              100,057,778       100,000,000
----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              703,421,668       703,007,675
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08)
  5.25%, 09/04/07                              $148,086,333   $  148,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,004,864; 0%-6.98%, 02/09/10-02/16/12)
  5.25%, 09/04/07                              150,087,500       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,614,895,651)                                          2,614,895,651
============================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $3,325,588,521)(e)                                           3,325,588,521
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                             (8,388,113)
============================================================================
NET ASSETS-100.00%                                            $3,317,200,408
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007. Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-68.33%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.25%

Fountain Square Commercial Funding Corp.
  (Acquired 08/07/07; Cost $19,589,147)
  5.35%(b)                                     09/04/07   $ 19,671    $   19,662,230
====================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-6.06%

Old Line Funding, LLC (Acquired 07/17/07;
  Cost $29,427,434)
  5.26%(b)                                     09/05/07     26,644        29,626,675
------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $54,385,761)
  5.27%(b)                                     09/07/07     54,738        54,689,967
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $40,318,156)
  5.68%(b)                                     10/12/07     40,697        40,433,736
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $102,094,747)
  5.90%(b)                                     09/17/07    102,633       102,363,873
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 08/07/07;
  Cost $106,663,710)
  5.33%(b)                                     10/02/07    107,548       107,054,385
------------------------------------------------------------------------------------
  (Acquired 08/07/07 Cost $55,232,505)
  5.35%(b)                                     09/10/07     55,513        55,438,751
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $53,137,070)
  5.35%(b)                                     10/03/07     53,583        53,328,183
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $34,697,979)
  5.45%(b)                                     10/05/07     35,000        34,819,847
====================================================================================
                                                                         477,755,417
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-8.88%

Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 07/19/07; Cost $14,085,887)
  5.26%(b)                                     09/12/07     14,200        14,177,177
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,626,667)
  5.60%(b)                                     09/11/07     75,000        74,883,333
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $97,415,539)
  5.65%(b)                                     09/17/07     98,000        97,753,911
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Legacy Capital Co., LLC (Multi CEP's- Liberty
  Hampshire Co., LLC; agent) (Acquired
  08/01/07; Cost $74,613,542)
  5.30%(b)                                     09/05/07   $ 75,000    $   74,955,834
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,749,014)
  5.32%(b)                                     09/06/07     50,000        49,963,090
------------------------------------------------------------------------------------
Long Lane Master Trust IV
  (CEP-Bank of America N.A.), (Acquired
  08/17/07; Cost $68,569,336)
  6.00%(b)                                     09/18/07     68,937        68,741,679
------------------------------------------------------------------------------------
Ticonderoga Funding, LLC
  (CEP-Bank of America N.A.) (Acquired
  08/03/07; Cost $24,870,937)
  5.31%(b)                                     09/07/07     25,000        24,977,875
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,875,633)
  5.33%(b)                                     10/02/07     15,000        14,931,154
------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank N.A.) (Acquired
  08/03/07; Cost $99,441,611)
  5.29%(b)                                     09/10/07    100,000        99,867,750
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,845,562)
  5.30%(b)                                     09/10/07     30,000        29,960,287
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $49,748,306)
  5.33%(b)                                     09/10/07     50,000        49,933,375
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $99,509,167)
  5.70%(b)                                     09/13/07    100,000        99,810,000
====================================================================================
                                                                         699,955,465
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-1.08%

Aquinas Funding, LLC
  (CEP-MBIA Insurance Corp.) (Acquired
  08/06/07; Cost $34,767,250)
  5.32%(b)                                     09/20/07     35,000        34,901,728
------------------------------------------------------------------------------------
Triple-A One Funding Corp.
  (CEP-MBIA Insurance Corp.), (Acquired
  08/13/07; Cost $50,002,282)
  5.80%(b)                                     09/11/07     50,237        50,156,062
====================================================================================
                                                                          85,057,790
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-10.70%

Amsterdam Funding Corp. (Acquired 08/06/07;
  Cost $27,875,400)
  5.34%(b)                                     09/05/07   $ 28,000    $   27,983,387
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,933,125)
  5.35%(b)                                     09/06/07     15,000        14,988,854
------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $24,865,938)
  5.85%(b)                                     09/17/07     25,000        24,935,000
------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $19,850,967)
  5.26%(b)                                     09/06/07     20,000        19,985,389
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $24,863,049)
  5.33%(b)                                     09/12/07     25,000        24,959,285
------------------------------------------------------------------------------------
Chariot Funding, LLC/LTD.
  (Acquired 07/31/07; Cost $20,722,082)
  5.28%(b)                                     09/17/07     20,869        20,820,027
------------------------------------------------------------------------------------
Charta LLC (Acquired 07/13/07; Cost
  $24,795,444)
  5.26%(b)                                     09/07/07     25,000        24,978,083
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,671,667)
  5.91%(b)                                     09/25/07     50,000        49,803,000
------------------------------------------------------------------------------------
Clipper Receivables Co., LLC (Acquired
  08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07     50,000        49,896,181
------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/16/07; Cost $49,679,875)
  5.91%(b)                                     09/24/07     50,000        49,811,208
------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 07/30/07;
  Cost $89,210,250)
  5.27%(b)                                     09/28/07     90,000        89,644,612
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,866,750)
  5.33%(b)                                     09/05/07     30,000        29,982,233
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $34,850,375)
  5.70%(b)                                     09/10/07     35,000        34,950,125
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  07/31/07; Cost $51,004,068)
  5.27%(b)                                     09/28/07     51,448        51,244,845
------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 07/31/07;
  Cost $59,998,284)
  5.27%(b)                                     09/28/07     60,521        60,281,791
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,527,000)
  5.28%(b)                                     09/13/07     75,000        74,868,000
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $24,888,229)
  5.55%(b)                                     09/07/07     25,000        24,976,875
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (Acquired 08/06/07;
  Cost $29,862,050)
  5.34%(b)                                     09/06/07   $ 30,000    $   29,977,750
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $49,704,514)
  5.75%(b)                                     09/19/07     50,000        49,856,250
------------------------------------------------------------------------------------
Yorktown Capital, LLC (Acquired 08/02/07;
  Cost $89,300,400)
  5.28%(b)                                     09/24/07     90,000        89,696,400
====================================================================================
                                                                         843,639,295
====================================================================================

ASSET-BACKED SECURITIES- SECURITIES-1.26%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $74,527,000)
  5.28%(b)                                     09/12/07     75,000        74,879,000
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $24,819,993)
  5.29%(b)                                     09/19/07     25,000        24,933,875
====================================================================================
                                                                          99,812,875
====================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-7.90%

CAFCO, LLC
  (Acquired 07/17/07; Cost $49,627,417)
  5.26%(b)                                     09/06/07     50,000        49,963,472
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $14,702,320)
  5.28%(b)                                     09/14/07     14,800        14,771,781
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,647,667)
  5.29%(b)                                     09/20/07     50,000        49,860,535
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,610,965)
  5.29%(b)                                     09/25/07     50,000        49,823,833
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $99,207,250)
  5.29%(b)                                     09/26/07    100,000        99,632,986
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC
  (Acquired 07/13/07; Cost $59,535,367)
  5.26%(b)                                     09/04/07   $ 60,000    $   59,973,700
------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $74,430,167)
  5.26%(b)                                     09/07/07     75,000        74,934,250
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $74,429,083)
  5.27%(b)                                     09/21/07     75,000        74,780,417
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $24,790,208)
  5.30%(b)                                     10/04/07     25,000        24,878,542
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $49,573,056)
  5.30%(b)                                     10/05/07     50,000        49,749,722
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,588,021)
  5.65%(b)                                     09/14/07     75,000        74,846,979
====================================================================================
                                                                         623,216,217
====================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Caterpillar Financial Services Corp.
  5.23%                                        10/01/07     64,295        64,014,781
====================================================================================

CONSUMER FINANCE-10.08%

American Express Credit Corp.
  5.26%                                        09/21/07    100,000        99,707,778
------------------------------------------------------------------------------------
  5.27%                                        10/12/07    100,000        99,399,806
------------------------------------------------------------------------------------
  5.27%                                        10/17/07    100,000        99,326,611
------------------------------------------------------------------------------------
American Honda Finance Corp.
  5.25%                                        09/12/07     40,000        39,935,833
------------------------------------------------------------------------------------
  5.26%                                        10/29/07     34,775        34,480,301
------------------------------------------------------------------------------------
  5.27%                                        10/03/07     50,000        49,765,778
------------------------------------------------------------------------------------
  5.27%                                        10/05/07     50,000        49,751,139
------------------------------------------------------------------------------------
  5.30%                                        10/09/07    100,000        99,440,556
------------------------------------------------------------------------------------
  5.30%                                        10/10/07     25,000        24,856,458
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  5.28%                                        10/25/07    100,000        99,208,000
------------------------------------------------------------------------------------
  5.30%                                        10/24/07    100,000        99,219,722
====================================================================================
                                                                         795,091,982
====================================================================================

DIVERSIFIED BANKS-9.48%

Bank of America Corp.
  5.28%                                        10/15/07    100,000        99,355,278
------------------------------------------------------------------------------------
  5.32%                                        10/04/07     75,000        74,634,250
------------------------------------------------------------------------------------
  5.40%                                        10/15/07    100,000        99,340,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Citigroup Funding Inc.
  5.31%                                        09/04/07   $100,000    $   99,955,750
------------------------------------------------------------------------------------
  5.32%                                        09/19/07    100,000        99,734,000
------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.28%                                        09/05/07     75,000        74,956,000
------------------------------------------------------------------------------------
  5.31%                                        09/18/07    100,000        99,749,250
------------------------------------------------------------------------------------
  5.34%                                        09/14/07    100,000        99,807,167
====================================================================================
                                                                         747,531,695
====================================================================================

DIVERSIFIED CAPITAL MARKETS-2.20%

JPMorgan Chase & Co.
  5.23%                                        09/26/07     50,000        49,818,403
------------------------------------------------------------------------------------
  5.23%                                        10/26/07    100,000        99,200,972
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  5.27%                                        10/01/07     25,000        24,890,208
====================================================================================
                                                                         173,909,583
====================================================================================

FOOD DISTRIBUTORS-0.63%

Sysco Corp. (Acquired 08/29/07; Cost
  $49,576,278)
  5.26%(b)                                     10/26/07     50,000        49,598,194
====================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.23%                                        10/23/07    100,000        99,244,556
====================================================================================

MULTI-LINE INSURANCE-2.11%

AIG Funding, Inc.
  5.27%                                        10/17/07     50,000        49,663,306
------------------------------------------------------------------------------------
Hartford Financial Services Group (Acquired
  08/16/07; Cost $66,435,116)
  5.42%(b)                                     10/11/07     67,000        66,596,511
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,694,444)
  5.50%(b)                                     09/25/07     50,000        49,816,667
====================================================================================
                                                                         166,076,484
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

General Electric Capital Services
  5.23%                                        10/16/07     75,000        74,509,688
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-4.69%

Nestle Capital Corp.
  5.23%                                        10/23/07   $ 72,281    $   71,734,957
------------------------------------------------------------------------------------
  5.27%                                        10/18/07    100,000        99,311,972
------------------------------------------------------------------------------------
  5.30%                                        10/18/07    100,000        99,308,056
------------------------------------------------------------------------------------
  5.30%                                        10/19/07    100,000        99,293,333
====================================================================================
                                                                         369,648,318
====================================================================================
    Total Commercial Paper (Cost
      $5,388,724,570)                                                  5,388,724,570
====================================================================================

BANK NOTES-0.95%

DIVERSIFIED BANKS-0.95%

Wells Fargo & Co.
  5.45% (Cost $75,000,000)                     10/10/07     75,000        75,000,000
====================================================================================

MASTER NOTE AGREEMENTS-0.83%

Lehman Brothers Inc.
  (Acquired 06/27/07; Cost $50,000,000)
  5.49%(b)(c)(d)(e)(f)                              --      50,000        50,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/28/07; Cost $15,000,000)
  5.51%(b)(c)(d)(f)                            10/10/07     15,000        15,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $65,000,000)                                                        65,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.80%

FEDERAL HOME LOAN BANK (FHLB)-0.80%

Unsec. Disc. Notes, 4.20%(a)(c)
  (Cost $63,177,880)                           09/04/07   $ 63,200    $   63,177,880
====================================================================================

CERTIFICATE OF DEPOSIT-0.63%

State Street Bank & Trust Co., 5.45%
  (Cost $50,000,000)                           10/22/07     50,000        50,000,000
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-71.54% (Cost $5,641,902,450)                             5,641,902,450
====================================================================================

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-28.87%(G)

ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,003,910; 3.75%-6.63%,
 10/03/07-04/07/21)
 5.25%, 09/04/07                               $88,051,333    $   88,000,000
----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,148,611 (collateralized by U.S.
 Government obligations valued at
 $255,000,000; 4.55%-6.50%,
 03/01/33-06/01/37)
 5.35%, 09/04/07                                75,044,583        75,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $500,297,222, (collateralized by a
 U.S. Government obligation valued at
 $510,000,000; 5.00%, 06/01/35)
 5.35%, 09/04/07                               360,214,000       360,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 08/31/07, aggregate maturing value
 $750,450,000 (collateralized by U.S.
 Government obligations valued at
 $765,000,000; 3.78%-7.37%,
 02/01/21-06/01/47)
 5.40%, 09/04/07                               412,433,955       412,186,643
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
 agreement dated 08/31/07, aggregate maturing
 value $450,265,000 (collateralized by U.S.
 Government obligations valued at
 $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
 5.30%, 09/04/07                               288,169,600       288,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,004,769; 0%, 12/28/07-01/31/08)
 5.25%, 09/04/07                                90,052,500        90,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37)
  5.40%, 09/04/07                              $235,141,000   $  235,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $200,120,000 (collateralized by U.S.
  Government obligations valued at
  $204,000,128; 2.88%-6.25%,
  05/19/08-06/01/37)
  5.40%, 09/04/07                               35,021,000        35,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                               83,734,662        83,684,916
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by a U.S.
  Government obligation valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              $360,215,200   $  360,000,000
----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
  08/31/07, maturing value $250,149,444
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  5.00%-7.63%, 03/01/21-12/15/45)
  5.38%, 09/04/07                              250,149,444       250,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,276,871,559)                                          2,276,871,559
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $7,918,774,009)(h)(i)                                        7,918,774,009
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,621,867)
============================================================================
NET ASSETS-100.00%                                            $7,886,152,142
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $3,080,110,661, which represented 39.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Interest or dividend rate is redetermined periodically. Rate shown is rate in effect on August 31, 2007.
(g) Principal amount equals value at period end. See Note 1J.
(h) Also represents cost for federal income tax purposes.
(i) Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.15%

FEDERAL FARM CREDIT BANK (FFCB)-18.72%

Floating Rate Bonds,(a)
  5.20%                                        11/06/07   $ 25,000    $ 25,000,000
----------------------------------------------------------------------------------
  5.18%                                        05/02/08     20,000      19,997,359
----------------------------------------------------------------------------------
  5.38%                                        10/27/08     35,000      34,999,761
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.22%(a)           10/03/07     20,000      20,000,348
==================================================================================
                                                                        99,997,468
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-81.43%

Unsec. Bonds,
  5.25%                                        11/01/07     20,000      20,000,000
----------------------------------------------------------------------------------
  5.25%                                        11/13/07     15,000      15,000,000
----------------------------------------------------------------------------------
  5.35%                                        07/30/08     10,000      10,000,000
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Disc. Notes,(b)
  4.20%                                        09/04/07   $156,700    $156,645,155
----------------------------------------------------------------------------------
  5.14%                                        09/05/07     27,750      27,734,152
----------------------------------------------------------------------------------
  5.16%                                        09/05/07     50,000      49,971,333
----------------------------------------------------------------------------------
  5.13%                                        10/24/07     25,000      24,811,187
----------------------------------------------------------------------------------
  4.84%                                        11/13/07     11,147      11,037,598
----------------------------------------------------------------------------------
  5.12%                                        11/30/07      8,951       8,836,427
----------------------------------------------------------------------------------
  4.79%                                        01/11/08     12,038      11,826,573
----------------------------------------------------------------------------------
  4.84%                                        01/16/08     25,000      24,539,052
----------------------------------------------------------------------------------
  5.05%                                        02/06/08     15,000      14,667,542
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 4.94%(a)           02/07/08     20,000      20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  5.46%                                        03/14/08     15,000      14,996,694
----------------------------------------------------------------------------------
  5.21%                                        09/17/08     10,000       9,995,378
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,999,661
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,999,653
==================================================================================
                                                                       435,060,405
==================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $535,057,873)(c)                                                     535,057,873
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                                     (801,968)
==================================================================================
NET ASSETS-100.00%                                                    $534,255,905
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                  4,408,612,931     2,276,871,559    6,980,172,969   2,614,895,651              --
=================================================================================================================================
  Total investments                             24,664,858,824     7,918,774,009    8,725,138,619   3,325,588,521     535,057,873
=================================================================================================================================
Cash                                                    25,685                --           40,563          18,032         165,099
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 263,048,618                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          49,496,848           686,793        2,269,554       5,427,134       1,395,762
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 574,669           296,641          210,644          79,538          54,018
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           315,226           240,668          106,120          73,467          28,909
=================================================================================================================================
    Total assets                                24,978,319,870     7,919,998,111    8,727,765,500   3,331,186,692     536,701,661
_________________________________________________________________________________________________________________________________
=================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased                            613,590,802                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Amount due Custodian                                      --            23,433               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                        110,867,799        31,958,970       27,168,455      13,323,497       2,250,330
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            2,180,842           970,985          702,696         263,183          79,275
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses advanced                                59,620            97,052           22,588          25,182          36,974
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              735,147           604,206          748,548         277,324          39,157
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              56,699            18,145           16,685           8,793           3,039
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            195,329            56,710           57,196          24,229           3,381
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             261,545           116,468          100,978          64,076          33,600
=================================================================================================================================
    Total liabilities                              727,947,783        33,845,969       28,817,146      13,986,284       2,445,756
=================================================================================================================================
Net assets applicable to shares outstanding     $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $24,249,355,935   $7,885,376,812   $8,697,687,855   $3,316,947,678   $534,251,865
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,430           779,263          320,482         243,789           3,325
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,042,278)           (3,933)         940,017           8,941             715
=================================================================================================================================
                                                $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS:

Institutional Class                             $18,081,350,805   $3,479,265,692   $3,306,282,653   $1,328,963,649   $321,455,670
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                        $  885,779,337    $  632,810,624   $1,250,647,726   $ 599,041,083    $ 43,318,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                       $   81,408,106    $  409,935,818   $  414,628,768   $  26,598,053    $ 10,986,113
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                           $3,397,868,581    $2,146,528,390   $2,833,733,626   $ 730,316,024    $ 93,309,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                   $   39,244,292    $   30,949,509   $   69,761,859   $  16,949,389    $ 11,943,594
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                  $1,128,498,770    $  570,225,806   $  375,749,909   $ 297,560,607    $ 53,228,351
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                 $  636,222,196    $  616,436,303   $  448,143,813   $ 317,771,603    $     14,008
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

August 31, 2007

Short-Term Investments Trust

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             18,080,436,426     3,479,780,368    3,305,741,841   1,328,855,323     321,428,419
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                           885,767,370       632,927,201    1,250,545,408     599,003,598      43,343,235
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                           81,406,801       409,906,057      414,544,116      26,595,343      10,988,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                            3,397,807,165     2,146,596,363    2,833,300,601     730,275,202      93,307,997
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                       39,247,931        30,960,290       69,738,749      16,948,384      11,943,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                   1,128,508,226       570,202,375      375,683,644     297,536,336      53,230,024
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                    636,181,514       616,434,142      448,123,052     317,768,724          13,965
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, offering and redemption price
  per share for each class                      $         1.00    $         1.00   $         1.00   $        1.00    $       1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cost of investments                             $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                   $4,408,612,931    $2,276,871,559   $6,980,172,969   $2,614,895,651   $         --
=================================================================================================================================
Total Investments, at cost                      $24,664,858,824   $7,918,774,009   $8,725,138,619   $3,325,588,521   $535,057,873
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                   LIQUID ASSETS      STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                           $1,175,198,654    $423,117,047    $287,150,706    $153,101,776    $20,230,581
=================================================================================================================================

EXPENSES:

Advisory fees                                         32,853,305      11,812,872        8,370,866      2,888,608         708,216
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                           1,167,066         746,257          677,417        585,519         149,426
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                           956,878         340,523          266,559        146,310          18,820
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                             5,002,813       3,326,182        4,484,407      2,596,605         243,258
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              512,810       2,574,948        2,602,857        200,992          61,949
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                3,000,777       1,727,396        1,708,367        660,235          77,148
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          368,158         450,121          960,631        269,249         120,331
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,300,400         903,308          739,676        626,211         116,217
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        145,629          98,994           25,521         23,800               4
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                    1,907,343         708,772          485,665        259,975          34,476
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                672,258         260,382          180,617        107,814          25,097
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                             295,235         228,324          145,062        158,655          96,423
---------------------------------------------------------------------------------------------------------------------------------
Other                                                  1,021,111         512,461          350,404        261,011         115,040
=================================================================================================================================
    Total expenses                                    50,203,783      23,690,540       20,998,049      8,784,984       1,766,405
=================================================================================================================================
Less: Fees waived                                    (15,350,398)     (7,746,725)      (6,871,761)    (2,323,063)       (870,601)
=================================================================================================================================
    Net expenses                                      34,853,385      15,943,815       14,126,288      6,461,921         895,804
=================================================================================================================================
Net investment income                              1,140,345,269     407,173,232      273,024,418    146,639,855      19,334,777
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment securities             133,500              --        1,105,292         33,729             715
=================================================================================================================================
Net increase in net assets resulting from
  operations                                       $1,140,478,769    $407,173,232    $274,129,710    $146,673,584    $19,335,492
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                          ----------------------------------    ---------------------------------
                                                               2007               2006               2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                   $ 1,140,345,269    $   884,596,378    $   407,173,232    $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                                               133,500            911,060                 --                --
=================================================================================================================================
    Net increase in net assets resulting from operations    1,140,478,769        885,507,438        407,173,232       343,224,083
=================================================================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (847,648,082)      (639,998,716)      (226,509,468)     (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (49,488,449)       (42,306,265)       (32,952,863)      (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (3,210,986)        (2,936,707)       (16,145,867)       (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (155,031,976)      (127,479,313)       (89,354,604)      (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (1,611,752)        (1,939,893)        (1,972,728)       (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (58,030,918)       (42,131,448)       (23,002,200)      (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             (25,322,944)       (27,804,036)       (17,235,487)      (10,376,312)
=================================================================================================================================
    Total distributions from net investment income         (1,140,345,107)      (884,596,378)      (407,173,217)     (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                  --           (478,590)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                             --            (33,284)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            --             (1,910)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                --            (76,508)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        --               (538)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                       --            (32,914)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                      --             (1,728)                --                --
=================================================================================================================================
    Total distributions from net realized gains                        --           (625,472)                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions    (1,140,345,107)      (885,221,850)      (407,173,217)     (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                       3,022,574,348      2,776,520,511     (1,244,349,920)      156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (94,922,395)       171,846,264         41,516,502        34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    16,970,552         18,242,840        110,746,298       136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       683,993,231       (695,502,781)       767,567,082       469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                21,819,891       (110,822,387)       (24,940,348)      (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               39,400,419        186,260,377        244,901,202        53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             579,576,967       (409,826,741)        90,752,256       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    4,269,413,013      1,936,718,083        (13,806,928)    1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                   4,269,546,675      1,937,003,671        (13,806,913)    1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of year                                        19,980,825,412     18,043,821,741      7,899,959,055     6,588,245,783
=================================================================================================================================
  End of year*                                            $24,250,372,087    $19,980,825,412    $ 7,886,152,142    $7,899,959,055
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                $     2,058,430    $     2,058,268    $       779,263    $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $  273,024,418    $  212,999,652    $  146,639,855    $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        1,105,292          (152,503)           33,729            97,483
=================================================================================================================================
    Net increase in net assets resulting from operations        274,129,710       212,847,149       146,673,584       117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (104,584,939)      (79,707,716)      (65,418,169)      (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,516,106)      (32,061,314)      (25,343,990)      (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (15,597,130)      (10,237,180)       (1,240,627)       (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (84,180,517)      (73,667,977)      (33,676,292)      (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  (4,039,498)       (3,292,187)       (1,159,978)         (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (18,042,317)      (13,748,086)      (15,724,904)      (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                (4,063,919)         (285,192)       (4,075,889)       (2,281,723)
=================================================================================================================================
    Total distributions from net investment income             (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                              --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                  --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                          --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                         --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                        --                --                --                --
=================================================================================================================================
    Total distributions from net realized gains                          --                --                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions        (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         1,204,096,230           703,777      (483,324,430)      812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      278,127,382      (256,870,746)       80,511,634      (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      82,207,300        58,898,939       (13,001,827)        1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       1,475,831,081      (423,088,691)       73,952,886         2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (63,953,928)       56,501,483        (4,939,814)       17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 22,799,067        51,709,221         3,718,054        63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               446,267,839           985,905       289,049,310       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      3,445,374,971      (511,160,112)      (54,034,187)      631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                     3,446,480,255      (511,312,615)      (54,000,452)      632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of year                                           5,252,468,099     5,763,780,714     3,371,200,860     2,739,146,267
=================================================================================================================================
  End of year*                                               $8,698,948,354    $5,252,468,099    $3,317,200,408    $3,371,200,860
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                   $      320,482    $      307,718    $      243,789    $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 19,334,777    $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                    715             199
==========================================================================================
    Net increase in net assets resulting from operations        19,335,492       8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (9,372,684)     (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                      (2,356,207)     (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (374,519)       (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                         (3,858,878)     (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (508,313)        (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                                (2,864,255)       (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                     (690)           (689)
==========================================================================================
    Total distributions from net investment income             (19,335,546)     (8,125,913)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --              --
------------------------------------------------------------------------------------------
  Private Investment Class                                              --              --
------------------------------------------------------------------------------------------
  Personal Investment Class                                             --              --
------------------------------------------------------------------------------------------
  Cash Management Class                                                 --              --
------------------------------------------------------------------------------------------
  Reserve Class                                                         --              --
------------------------------------------------------------------------------------------
  Resource Class                                                        --              --
------------------------------------------------------------------------------------------
  Corporate Class                                                       --              --
==========================================================================================
    Total distributions from net realized gains                         --              --
==========================================================================================
    Decrease in net assets resulting from distributions        (19,335,546)     (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          241,352,014      (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (45,745,353)     19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                      4,443,368         935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                         61,058,867      (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                 11,505,791         437,737
------------------------------------------------------------------------------------------
  Resource Class                                                27,368,724      18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                      688          13,277
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        299,984,099      34,982,657
==========================================================================================
    Net increase (decrease) in net assets                      299,984,045      34,982,856
==========================================================================================

NET ASSETS:

  Beginning of year                                            234,271,860     199,289,004
==========================================================================================
  End of year*                                                $534,255,905    $234,271,860
==========================================================================================
  * Includes accumulated undistributed net investment income  $      3,325    $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds, except for Treasury Portfolio, may receive proceeds from litigation settlements involving such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

Short-Term Investments Trust

     the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows:

Liquid Assets Portfolio                                         0.15%
--------------------------------------------------------------------
STIC Prime Portfolio                                            0.15%
--------------------------------------------------------------------
Treasury Portfolio                                              0.15%
--------------------------------------------------------------------
Government and Agency Portfolio                                 0.10%
--------------------------------------------------------------------


Government TaxAdvantage Portfolio pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each class of each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Liquid Assets Portfolio                                         $12,564,508
---------------------------------------------------------------------------
STIC Prime Portfolio                                              5,144,943
---------------------------------------------------------------------------
Treasury Portfolio                                                3,769,413
---------------------------------------------------------------------------
Government & Agency Portfolio                                       938,531
---------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   678,136
---------------------------------------------------------------------------


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

Short-Term Investments Trust


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                            0.30%         0.55%         0.08%       0.87%       0.20%       0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                      0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  0.25%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the year ended August 31, 2007 FMC waived Plan fees of:

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                         $2,001,125     $136,749      $600,155     $47,861        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                            1,330,473       686,653       345,479     58,516     180,661        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                              1,793,763       694,095       341,673     124,882    147,935        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                   1,038,642        53,598       132,047     35,003     125,242        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 121,629        16,520        15,430     15,643      23,243        N/A
--------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2007, Liquid Assets Portfolio engaged in securities purchases of $1,900,000.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

Short-Term Investments Trust


    During the year ended August 31, 2007, the Trust paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees of $179,886. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                   2007               2006
                                                              ORDINARY INCOME    ORDINARY INCOME
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $1,140,345,107      $885,221,850
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                             407,173,217       343,224,083
------------------------------------------------------------------------------------------------
Treasury Portfolio                                               273,024,426       212,999,652
------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                    146,639,849       117,625,921
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 19,335,546         8,125,913
------------------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                  UNDISTRIBUTED     TEMPORARY BOOK/TAX    CAPITAL LOSS         SHARES OF
                                 ORDINARY INCOME       DIFFERENCES        CARRYFORWARD    BENEFICIAL INTEREST    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio            $4,103,341          $(2,044,911)       $(1,042,278)      $24,249,355,935      $24,250,372,087
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                1,680,080             (900,817)            (3,933)        7,885,376,812        7,886,152,142
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                  1,913,371             (652,872)                --         8,697,687,855        8,698,948,354
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio         497,100             (244,370)                --         3,316,947,678        3,317,200,408
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            70,536              (66,496)                --           534,251,865          534,255,905
---------------------------------------------------------------------------------------------------------------------------------


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Each Fund may have utilized capital loss carryforward in the current period to offset net realized capital gains for federal income tax purposes. The Funds below utilized capital loss carryforward in the current period as follows:

                                                                CAPITAL LOSS
                                                                CARRYFORWARD
                                                                  UTILIZED
----------------------------------------------------------------------------
Liquid Assets Portfolio                                           $133,500
----------------------------------------------------------------------------
Government & Agency Portfolio                                       24,788
----------------------------------------------------------------------------

Short-Term Investments Trust


    The Funds below have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                               AUGUST 31, 2011*       AUGUST 31, 2013*        TOTAL
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                             $   --               $1,042,278         $1,042,278
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                 1,014                    2,919              3,933
----------------------------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2007, the following Funds had reclassifications of permanent differences as follows:

                                                              UNDISTRIBUTED NET
                                                                 INVESTMENT        UNDISTRIBUTED NET
                                                                   INCOME            REALIZED GAIN
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                 $12,772             $(12,772)
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                      199                 (199)
----------------------------------------------------------------------------------------------------


These reclassifications had no effect on the net assets of each Fund.

Short-Term Investments Trust

NOTE 8--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED                               YEAR ENDED
                                                            AUGUST 31, 2007(A)                         AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               238,934,200,537    $ 238,934,200,537     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           19,597,812,083       19,597,812,083      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             456,768,244          456,768,244       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              35,299,025,326       35,299,025,326      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         374,465,191          374,465,191         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,687,259,809        8,687,259,809       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    10,734,821,522       10,734,821,522      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   398,026,805          398,026,805         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               26,789,852           26,789,852          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               2,199,469            2,199,469           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 100,581,216          100,581,216          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,225,585            1,225,585           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         51,847,804           51,847,804          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         2,785,427            2,785,427          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (236,309,652,994)    (236,309,652,994)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (19,719,524,330)     (19,719,524,330)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (441,997,161)        (441,997,161)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (34,715,613,311)     (34,715,613,311)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (353,870,885)        (353,870,885)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,699,707,194)      (8,699,707,194)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (10,158,029,982)     (10,158,029,982)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                      4,269,413,013    $   4,269,413,013       1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   21,624,735,483    $ 21,624,735,483     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,250,510,857       7,250,510,857      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              4,914,606,658       4,914,606,658      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  8,593,210,897       8,593,210,897      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            508,830,773         508,830,773        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,359,442,697       2,359,442,697      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        4,814,045,807       4,814,045,807      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       52,426,118          52,426,118         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  18,298,133          18,298,133         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 11,345,449          11,345,449          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     59,059,766          59,059,766         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,409,689           1,409,689          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            12,282,460          12,282,460         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           13,231,922          13,231,922          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (22,921,511,521)    (22,921,511,521)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (7,227,292,488)     (7,227,292,488)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (4,815,205,809)     (4,815,205,809)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,884,703,581)     (7,884,703,581)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (535,180,810)       (535,180,810)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,126,823,955)     (2,126,823,955)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (4,736,525,473)     (4,736,525,473)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                           (13,806,928)   $    (13,806,928)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,170,370,433    $ 12,170,370,433     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              11,768,966,288      11,768,966,288     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              3,296,804,616       3,296,804,616      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 15,602,939,433      15,602,939,433     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            679,380,067         679,380,067        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,305,324,643       2,305,324,643      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,026,789,860       1,026,789,860        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       24,718,278          24,718,278         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,103,797           8,103,797          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 12,643,517          12,643,517          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     14,516,711          14,516,711         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,933,321           2,933,321          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            11,141,233          11,141,233          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,732,685           2,732,685            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                  (10,990,992,481)    (10,990,992,481)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (11,498,942,703)    (11,498,942,703)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (3,227,240,833)     (3,227,240,833)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (14,141,625,063)    (14,141,625,063)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (746,267,316)       (746,267,316)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,293,666,809)     (2,293,666,809)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (583,254,706)       (583,254,706)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                         3,445,374,971    $  3,445,374,971       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,312,544,749    $ 13,312,544,749     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,477,066,272       3,477,066,272      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                273,507,552         273,507,552        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,181,233,587       5,181,233,587      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            224,069,435         224,069,435        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,846,951,288       1,846,951,288      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,656,210,462       1,656,210,462        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       39,124,555          39,124,555         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  15,207,056          15,207,056         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    264,646             264,646            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     30,497,618          30,497,618         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                926,390             926,390            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             9,705,455           9,705,455          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,841,659           2,841,659          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,834,993,734)    (13,834,993,734)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,411,761,694)     (3,411,761,694)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (286,774,025)       (286,774,025)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,137,778,319)     (5,137,778,319)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (229,935,639)       (229,935,639)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,852,938,689)     (1,852,938,689)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (1,370,002,811)     (1,370,002,811)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (54,034,187)   $    (54,034,187)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                           YEAR ENDED
                                                                  AUGUST 31, 2007(A)                     AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       4,138,948,149    $ 4,138,948,149     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    287,413,419        287,413,419       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    38,897,026         38,897,026        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       236,788,574        236,788,574       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                46,456,948         46,456,948         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              196,800,480        196,800,480        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           7,250,151          7,250,151         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        753,849            753,849           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         9,897              9,897             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         3,529,807          3,529,807         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     9,423              9,423             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,129,670          2,129,670           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  688                688               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (3,904,846,286)    (3,904,846,286)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (333,912,621)      (333,912,621)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (34,463,555)       (34,463,555)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (179,259,514)      (179,259,514)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (34,960,580)       (34,960,580)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (171,561,426)      (171,561,426)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              299,984,099    $   299,984,099        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 71% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

Short-Term Investments Trust


NOTE 10--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 INSTITUTIONAL CLASS
                                                     ----------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                     ----------------------------------------------------------------------------
                                                        2007                2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      1.00         $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.05                0.04           0.02           0.01           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         0.00                0.00           0.00          (0.00)          0.00
=================================================================================================================================
    Total from investment operations                        0.05                0.04           0.02           0.01           0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.05)              (0.04)         (0.02)         (0.01)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               (0.00)            --             --             --
=================================================================================================================================
    Total distributions                                    (0.05)              (0.04)         (0.02)         (0.01)         (0.01)
=================================================================================================================================
Net asset value, end of period                       $      1.00         $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             5.37%               4.57%          2.50%          1.05%          1.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $18,081,351         $15,058,664    $12,281,976    $13,426,786    $21,240,699
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.12%(b)            0.12%          0.12%          0.12%          0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.18%(b)            0.18%          0.19%          0.18%          0.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                    5.25%(b)            4.50%          2.44%          1.04%          1.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $16,160,042,101.

STIC PRIME PORTFOLIO

                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------------
                                                             2007               2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05               0.05          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   --                 --            --         (0.00)           --
=================================================================================================================================
    Total from investment operations                            0.05               0.05          0.02          0.01          0.01
=================================================================================================================================
Less dividends from net investment income                      (0.05)             (0.05)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                            $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 5.38%              4.59%         2.52%         1.02%         1.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $3,479,266         $4,723,582    $4,567,205    $5,038,960    $5,589,108
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.12%(b)           0.12%         0.12%         0.12%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.19%(b)           0.19%         0.19%         0.19%         0.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            5.25%(b)           4.53%         2.48%         1.01%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,312,643,165.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------------
                                                             2007               2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05               0.04          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.00               0.00          0.00          0.00         (0.00)
=================================================================================================================================
    Total from investment operations                            0.05               0.04          0.02          0.01          0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.05)             (0.04)        (0.02)        (0.01)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                 --         (0.00)        (0.00)           --
=================================================================================================================================
    Total distributions                                        (0.05)             (0.04)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                            $     1.00         $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 5.17%              4.37%         2.37%         0.98%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $3,306,283         $2,101,790    $2,101,143    $2,564,540    $4,367,382
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.12%(b)           0.12%         0.12%         0.12%         0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.19%(b)           0.20%         0.20%         0.19%         0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            5.03%(b)           4.27%         2.33%         0.95%         1.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,077,312,229.

GOVERNMENT & AGENCY PORTFOLIO

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2007               2006         2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00         $     1.00    $   1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05               0.04        0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00               0.00       (0.00)        (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.05               0.04        0.02          0.01          0.01
=================================================================================================================================
Less dividends from net investment income                        (0.05)             (0.04)      (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                              $     1.00         $     1.00    $   1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   5.31%              4.49%       2.44%         1.03%         1.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,328,964         $1,812,271    $999,532    $1,271,847    $1,503,729
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)           0.12%       0.12%         0.12%         0.12%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.15%(b)           0.16%       0.17%         0.15%         0.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              5.18%(b)           4.45%       2.42%         1.03%         1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,262,890,582.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                 INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                                2007            2006       2005       2004       2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00         $  1.00    $  1.00    $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05            0.04       0.02       0.01       0.01
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.00            0.00       0.00       0.00       0.00
=======================================================================================================================
    Total from investment operations                              0.05            0.04       0.02       0.01       0.01
=======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)          (0.04)     (0.02)     (0.01)     (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --         --      (0.00)     (0.00)
=======================================================================================================================
    Total distributions                                          (0.05)          (0.04)     (0.02)     (0.01)     (0.01)
=======================================================================================================================
Net asset value, end of period                                $   1.00         $  1.00    $  1.00    $  1.00    $  1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                   5.21%           4.41%      2.39%      0.99%      1.24%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $321,456         $80,104    $82,845    $56,192    $84,989
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)        0.12%      0.12%      0.12%      0.13%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.30%(b)        0.37%      0.41%      0.33%      0.33%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets              5.08%(b)        4.31%      2.40%      0.98%      1.21%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $184,595,414.

Short-Term Investments Trust

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Institutional Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2007, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Institutional Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      mate the expenses that you paid over the        The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder in the Institutional        by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
Class, you incur ongoing costs, such as      value divided by $1,000 = 8.6), then         you paid for the period. You may use this
management fees. This example is intended    multiply the result by the number in the     information to compare the ongoing costs
to help you understand your ongoing costs    table under the heading entitled "Actual     of investing in the Fund and other funds.
(in dollars) of investing in the Funds and   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
compare these costs with ongoing costs of    the expenses you paid on your account        example with the 5% hypothetical examples
investing in other mutual funds. The         during this period.                          that appear in the shareholder reports of
example is based on an investment of                                                      the other funds.
$1,000 invested at the beginning of the      Hypothetical example for comparison
period and held for the entire period        purposes                                        Please note that the expenses shown in
March 1, 2007, through August 31, 2007.                                                   the table are meant to highlight your
                                             The table below also provides information    ongoing costs only. Therefore, the
Actual expenses                              about hypothetical account values and        hypothetical information is useful in
                                             hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
The table below provides information about   actual expense ratio and an assumed rate     help you determine the relative total
actual account values and actual expenses.   of return of 5% per year before expenses,    costs of owning different funds.
You may use the information in this table,   which is not the Fund's actual return.
together with the amount you invested, to
esti-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 FUND               (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
Liquid Assets      $1,000.00              $1,026.70               $0.61        $1,024.60             $0.61             0.12%
STIC Prime          1,000.00               1,026.80                0.61         1,024.60              0.61             0.12
Treasury            1,000.00               1,025.30                0.61         1,024.60              0.61             0.12
Government
& Agency            1,000.00               1,026.40                0.61         1,024.60              0.61             0.12
Government
TaxAdvantage        1,000.00               1,025.90                0.61         1,024.60              0.61             0.12

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

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Short-Term Investments Trust

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Short   expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Term Investments Trust (the Trust) is        Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. Nature, Extent and Quality of Services
During contract renewal meetings held on     Sub-Committee's recommendations in making       Provided by AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This Sub-Committee            advisory agreement was considered            part, because of such knowledge. The Board
structure permits the Trustees to focus on   separately, although the Board also          also considered the steps that AIM and its
the performance of the AIM Funds that have   considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
Sub-Committees meet with portfolio           advisory fees for each Fund and the other    the Board's approval of the continuance of
managers for their assigned funds and        AIM Funds are the result of years of         each Fund's advisory agreement.
other members of management and review       review and negotiation between the
with these individuals the performance,      Trustees and AIM, that the Trustees may      B. Fund Performance
investment objective(s), policies,           focus to a greater extent on certain
strategies and limitations of these funds.   aspects of these arrangements in some        GOVERNMENT & AGENCY PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a           The Board compared the Fund's performance
throughout the year, the Sub-Committees      particular year may be based in part on      during the past one, three and five
meet at designated contract renewal          their deliberations and conclusions of       calendar years to the performance of funds
meetings each year to conduct an in-depth    these same arrangements throughout the       in the Fund's Lipper peer group that are
review of the performance, fees and          year and in prior years.                     not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Institutional U.S. Government Money Market
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           Funds Index. The Board also reviewed the
data regarding all the AIM Funds prepared                                                 methodology used by Lipper to identify the
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Fund's peers. The Board noted that the
under the direction and supervision of the   of the Senior Officer's independent          Fund's performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             median performance of its peers for the
prepares a separate analysis of this         discussion of the material factors and       one, three and five year periods. The
information for the Trustees. Each           related conclusions that formed the basis    Board noted that the Fund's performance
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      was comparable to the performance of the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Index for the one, three and five year
performance, fees and                        stated, information set forth below is as    periods. The Board also considered the
                                             of                                           steps AIM has taken over the last several
                                                                                          years to improve the quality and
                                                                                          efficiency of the services that AIM
                                                                                          provides to the AIM

                                                                                                                         (continued)

Short-Term Investments Trust

Funds. The Board concluded that AIM          formance of funds in the Fund's Lipper       strategies comparable to those of the
continues to be responsive to the Board's    peer group that are not managed by AIM,      Fund, including one mutual fund advised by
focus on fund performance. Although the      and against the per-formance of all          AIM. The Board noted that the Fund's rate
independent written evaluation of the        funds in the Lipper Institutional Money      was below the rate for the mutual fund.
Fund's Senior Officer (discussed below)      Market Funds Index. The Board
only considered Fund performance through     also reviewed the methodology                   The Board noted that AIM has
the most recent calendar year, the Board     used by Lipper to identify the Fund's        contractually agreed to waive fees and/or
also reviewed more recent Fund performance   peers. The Board noted that the Fund's       limit expenses of the Fund through at
and this review did not change their         performance was comparable to the median     least June 30, 2008 in an amount necessary
conclusions.                                 performance of its peers for the one,        to limit total annual operating expenses
                                             three and five year periods. The Board       to a specified percentage of average daily
GOVERNMENT TAXADVANTAGE PORTFOLIO            noted that the Fund's performance was        net assets for each class of the Fund. The
                                             comparable to the performance of the Index   Board considered the contractual nature of
The Board compared the Fund's performance    for the one, three and five year periods.    this fee waiver and noted that it remains
during the past one, three and five          The Board also considered the steps AIM      in effect until at least June 30, 2008.
calendar years to the performance of funds   has taken over the last several years to     The Board reviewed the Fund's effective
in the Fund's Lipper peer group that are     improve the quality and efficiency of the    advisory fee rate, after taking account of
not managed by AIM, and against the          services that AIM provides to the AIM        this expense limitation, and considered
performance of all funds in the Lipper       Funds. The Board concluded that AIM          the effect this expense limitation would
Institutional U.S. Government Money Market   continues to be responsive to the Board's    have on the Fund's estimated total
Funds Index. The Board also reviewed the     focus on fund performance. Although the      expenses. The Board concluded that the
methodology used by Lipper to identify the   independent written evaluation of the        levels of fee waivers/expense limitations
Fund's peers. The Board noted that the       Fund's Senior Officer (discussed below)      for the Fund were fair and reasonable.
Fund's performance was comparable to the     only considered Fund performance through
median performance of its peers for the      the most recent calendar year, the Board        After taking account of the Fund's
one, three and five year periods. The        also reviewed more recent Fund performance   contractual advisory fee rate, as well as
Board noted that the Fund's performance      and this review did not change their         the comparative advisory fee information
was comparable to the performance of the     conclusions.                                 and the expense limitation discussed
Index for the one, three and five year                                                    above, the Board concluded that the Fund's
periods. The Board also considered the       TREASURY PORTFOLIO                           advisory fees were fair and reasonable.
steps AIM has taken over the last several
years to improve the quality and             The Board compared the Fund's performance    GOVERNMENT TAXADVANTAGE PORTFOLIO
efficiency of the services that AIM          during the past one, three and five
provides to the AIM Funds. The Board         calendar years to the performance of funds      The Board compared the Fund's
concluded that AIM continues to be           in the Fund's Lipper peer group that are     contractual advisory fee rate to the
responsive to the Board's focus on fund      not managed by AIM, and against the          contractual advisory fee rates of funds in
performance. Although the independent        performance of all funds in the Lipper       the Fund's Lipper peer group that are not
written evaluation of the Fund's Senior      Institutional U.S. Treasury Money Market     managed by AIM, at a common asset level
Officer (discussed below) only considered    Funds Index. The Board also reviewed the     and as of the end of the past calendar
Fund performance through the most recent     methodology used by Lipper to identify the   year. The Board noted that the Fund's
calendar year, the Board also reviewed       Fund's peers. The Board noted that the       advisory fee rate was below the median
more recent Fund performance and this        Fund's performance was comparable to the     advisory fee rate of its peers. The Board
review did not change their conclusions.     median performance of its peers for the      also reviewed the methodology used by
                                             one, three and five year periods. The        Lipper and noted that the contractual fee
LIQUID ASSETS PORTFOLIO                      Board noted that the Fund's performance      rates shown by Lipper include any
                                             was above the performance of the Index for   applicable long-term contractual fee
The Board compared the Fund's performance    the one and three year periods, and above    waivers. The Board also compared the
during the past one, three and five          such Index for the five year period. The     Fund's contractual advisory fee rate to
calendar years to the performance of funds   Board also considered the steps AIM has      the contractual advisory fee rates of
in the Fund's Lipper peer group that are     taken over the last several years to         other clients of AIM and its affiliates
not managed by AIM, and against the          improve the quality and efficiency of the    with investment strategies comparable to
performance of all funds in the Lipper       services that AIM provides to the AIM        those of the Fund, including one mutual
Institutional Money Market Funds Index.      Funds. The Board concluded that AIM          fund advised by AIM. The Board noted that
The Board also reviewed the methodology      continues to be responsive to the Board's    the Fund's rate was above the rate for the
used by Lipper to identify the Fund's        focus on fund performance. Although the      mutual fund.
peers. The Board noted that the Fund's       independent written evaluation of the
performance was comparable to the median     Fund's Senior Officer (discussed below)         The Board noted that AIM has
performance of its peers for the one,        only considered Fund performance through     contractually agreed to waive fees and/or
three and five year periods. The Board       the most recent calendar year, the Board     limit expenses of the Fund through at
noted that the Fund's performance was        also reviewed more recent Fund performance   least June 30, 2008 in an amount necessary
comparable to the performance of the Index   and this review did not change their         to limit total annual operating expenses
for the one, three and five year periods.    conclusions.                                 to a specified percentage of average daily
The Board also considered the steps AIM                                                   net assets for each class of the Fund. The
has taken over the last several years to     C. Advisory Fees and Fee Waivers             Board considered the contractual nature of
improve the quality and efficiency of the                                                 this fee waiver and noted that it remains
services that AIM provides to the AIM        GOVERNMENT & AGENCY PORTFOLIO                in effect until at least June 30, 2008.
Funds. The Board concluded that AIM                                                       The Board reviewed the Fund's effective
continues to be responsive to the Board's    The Board compared the Fund's contractual    advisory fee rate, after taking account of
focus on fund performance. Although the      advisory fee rate to the contractual         this expense limitation, and considered
independent written evaluation of the        advisory fee rates of funds in the Fund's    the effect this expense limitation would
Fund's Senior Officer (discussed below)      Lipper peer group that are not managed by    have on the Fund's estimated total
only considered Fund performance through     AIM, at a common asset level and as of the   expenses. The Board concluded that the
the most recent calendar year, the Board     end of the past calendar year. The Board     levels of fee waivers/expense limitations
also reviewed more recent Fund performance   noted that the Fund's advisory fee rate      for the Fund were fair and reasonable.
and this review did not change their         was below the median advisory fee rate of
conclusions.                                 its peers. The Board also reviewed the          After taking account of the Fund's
                                             methodology used by Lipper and noted that    contractual advisory fee rate, as well as
STIC PRIME PORTFOLIO                         the contractual fee rates shown by Lipper    the comparative advisory fee information
                                             include any applicable long-term             and the expense limitation discussed
The Board compared the Fund's performance    contractual fee waivers. The Board also      above, the Board concluded that the Fund's
during the past one, three and five          compared the Fund's contractual advisory     advisory fees were fair and reasonable.
calendar years to the per-                   fee rate to the contractual advisory fee
                                             rates of other clients of AIM and its
                                             affiliates with investment
                                                                                                                         (continued)

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

The Board compared the Fund's contractual    necessary to limit total annual operating    include any breakpoints. The Board
advisory fee rate to the contractual         expenses to a specified percentage of        considered whether it would be appropriate
advisory fee rates of funds in the Fund's    average daily net assets for each class of   to add advisory fee breakpoints for each
Lipper peer group that are not managed by    the Fund. The Board considered the           Fund or whether, due to the nature of each
AIM, at a common asset level and as of the   contractual nature of this fee waiver and    Fund and the advisory fee structures of
end of the past calendar year. The Board     noted that it remains in effect until at     comparable funds, it was reasonable to
noted that the Fund's advisory fee rate      least June 30, 2008. The Board reviewed      structure the advisory fee without
was below the median advisory fee rate of    the Fund's effective advisory fee rate,      breakpoints. Based on this review, the
its peers. The Board also reviewed the       after taking account of this expense         Board concluded that it was not necessary
methodology used by Lipper and noted that    limitation, and considered the effect this   to add breakpoints to the Funds' advisory
the contractual fee rates shown by Lipper    expense limitation would have on the         fee schedule. Based on this information,
include any applicable long-term             Fund's estimated total expenses. The Board   the Board concluded that, absent
contractual fee waivers. The Board also      concluded that the levels of fee waivers/    breakpoints, each Fund's contractual
compared the Fund's contractual advisory     expense limitations for the Fund were fair   advisory fees remain constant and do not
fee rate to the contractual advisory fee     and reasonable.                              reflect economies of scale. The Board also
rates of other clients of AIM and its                                                     noted that each Fund shares directly in
affiliates with investment strategies           After taking account of the Fund's        economies of scale through lower fees
comparable to those of the Fund, including   contractual advisory fee rate, as well as    charged by third party service providers
one mutual fund advised by AIM and two       the comparative advisory fee information     based on the combined size of all of the
private funds sub-advised by an AIM          and the expense limitation discussed         AIM Funds and affiliates.
affiliate. The Board noted that the Fund's   above, the Board concluded that the Fund's
rate was: (i) the same as the rate for the   advisory fees were fair and reasonable.      GOVERNMENT TAXADVANTAGE PORTFOLIO
mutual fund; and (ii) above the rates for
the two private funds.                       TREASURY PORTFOLIO                           The Board considered the extent to which
                                                                                          there are economies of scale in AIM's
   The Board noted that AIM has              The Board compared the Fund's contractual    provision of advisory services to the
contractually agreed to waive fees and/or    advisory fee rate to the contractual         Fund. The Board also considered whether
limit expenses of the Fund through at        advisory fee rates of funds in the Fund's    the Fund benefits from such economies of
least June 30, 2008 in an amount necessary   Lipper peer group that are not managed by    scale through contractual breakpoints in
to limit total annual operating expenses     AIM, at a common asset level and as of the   the Fund's advisory fee schedule or
to a specified percentage of average daily   end of the past calendar year. The Board     through advisory fee waivers or expense
net assets for each class of the Fund. The   noted that the Fund's advisory fee rate      limitations. The Board noted that the
Board considered the contractual nature of   was below the median advisory fee rate of    Fund's contractual advisory fee schedule
this fee waiver and noted that it remains    its peers. The Board also reviewed the       includes two breakpoints and that the
in effect until at least June 30, 2008.      methodology used by Lipper and noted that    level of the Fund's advisory fees, as a
The Board reviewed the Fund's effective      the contractual fee rates shown by Lipper    percentage of the Fund's net assets, has
advisory fee rate, after taking account of   include any applicable long-term             decreased as net assets increased because
this expense limitation, and considered      contractual fee waivers. The Board noted     of the breakpoints. Based on this
the effect this expense limitation would     that AIM does not serve as an advisor to     information, the Board concluded that the
have on the Fund's estimated total           other mutual funds or other clients with     Fund's advisory fees appropriately reflect
expenses. The Board concluded that the       investment strategies comparable to those    economies of scale at current asset
levels of fee waivers/expense limitations    of the Fund.                                 levels. The Board also noted that the Fund
for the Fund were fair and reasonable.                                                    shares directly in economies of scale
                                                The Board noted that AIM has              through lower fees charged by third party
   After taking account of the Fund's        contractually agreed to waive fees and/or    service providers based on the combined
contractual advisory fee rate, as well as    limit expenses of the Fund through at        size of all of the AIM Funds and
the comparative advisory fee information     least June 30, 2008 in an amount necessary   affiliates.
and the expense limitation discussed         to limit total annual operating expenses
above, the Board concluded that the Fund's   to a specified percentage of average daily   E. Profitability and Financial
advisory fees were fair and reasonable.      net assets for each class of the Fund. The      Resources of AIM
                                             Board considered the contractual nature of
STIC PRIME PORTFOLIO                         this fee waiver and noted that it remains    The Board reviewed information from AIM
                                             in effect until at least June 30, 2008.      concerning the costs of the advisory and
The Board compared the Fund's                The Board reviewed the Fund's effective      other services that AIM and
contractual advisory fee rate to the         advisory fee rate, after taking account of   its affiliates provide to each
contractual advisory fee rates of funds in   this expense limitation, and considered      Fund and the profitability of AIM and its
the Fund's Lipper peer group that are not    the effect this expense limitation would     affiliates in providing these services.
managed by AIM, at a common asset level      have on the Fund's estimated total           The Board also reviewed information
and as of the end of the past calendar       expenses. The Board concluded that the       concerning the financial condition of AIM
year. The Board noted that the Fund's        levels of fee waivers/expense limitations    and its affiliates. The Board also
advisory fee rate was comparable to the      for the Fund were fair and reasonable.       reviewed with AIM the methodology used to
median advisory fee rate of its peers. The                                                prepare the profitability information. The
Board also reviewed the methodology used        After taking account of the Fund's        Board considered the overall profitability
by Lipper and noted that the contractual     contractual advisory fee rate, as well as    of AIM, as well as the profitability of
fee rates shown by Lipper include any        the comparative advisory fee information     AIM in connection with managing each Fund.
applicable long-term contractual fee         and the expense limitation discussed         The Board noted that AIM continues to
waivers. The Board also compared the         above, the Board concluded that the Fund's   operate at a net profit, although
Fund's contractual advisory fee rate to      advisory fees were fair and reasonable.      increased expenses in recent years have
the contractual advisory fee rates of                                                     reduced the profitability of AIM and its
other clients of AIM and its affiliates      D. Economies of Scale and Breakpoints        affiliates. The Board concluded that each
with investment strategies comparable to                                                  Fund's advisory fees were fair and
those of the Fund, including one mutual      GOVERNMENT & AGENCY PORTFOLIO, LIQUID        reasonable, and that the level of profits
fund advised by AIM and two private funds    ASSETS PORTFOLIO, STIC PRIME PORTFOLIO AND   realized by AIM and its affiliates from
sub-advised by an AIM affiliate. The Board   TREASURY PORTFOLIO                           providing services to each Fund was not
noted that the Fund's rate was: (i) the                                                   excessive in light of the nature, quality
same as the rate for the mutual fund; and    The Board considered the extent to which     and extent of the services provided. The
(ii) above the rates for the two private     there are economies of scale in AIM's        Board considered whether AIM is
funds.                                       provision of advisory services to each       financially sound and has the resources
                                             Fund. The Board also considered whether      necessary to perform its obligations under
   The Board noted that AIM has              each Fund benefits from such economies of    the Funds' advisory agreement, and
contractually agreed to waive fees and/or    scale through contractual breakpoints in     concluded that AIM has the financial
limit expenses of the Fund through at        the Fund's advisory fee schedule or          resources necessary to fulfill these
least June 30, 2008 in an amount             through advisory fee waivers or expense      obligations.
                                             limitations. The Board noted that the
                                             Funds' contractual advisory fee schedules                                   (continued)
                                             do not

Short-Term Investments Trust

F. INDEPENDENT WRITTEN EVALUATION OF THE
FUNDS' SENIOR OFFICER

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. COLLATERAL BENEFITS TO AIM AND ITS
AFFILIATES

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to each Fund.

   The Board considered the benefits
realized by AIM as a result of portfolio brokerage transactions executed through
"soft dollar" arrangements. Under these
arrangements, portfolio brokerage
commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM's expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for each Fund and may therefore benefit Fund shareholders. The
Board concluded that AIM's soft dollar
arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

Short-Term Investments Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

    Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:


FEDERAL AND STATE INCOME TAX

                                                  LONG TERM                               CORPORATE DIVIDENDS
                                                   CAPITAL          QUALIFIED DIVIDEND         RECEIVED           U.S. TREASURY
                                              GAIN DISTRIBUTIONS         INCOME*              DEDUCTION*           OBLIGATIONS*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                --                 0.00%                  0.00%                 0.02%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                   --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                     --                 0.00%                  0.00%                 0.20%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                          --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                      --                 0.00%                  0.00%                   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                 QUALIFIED        QUALIFIED INTEREST
                                                              SHORT-TERM GAINS         INCOME**
----------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                --               43.39%
----------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   --               76.40%
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                $12,772                 100%
----------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                          --                 100%
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 $   199                 100%
____________________________________________________________________________________________________
====================================================================================================

** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                             NOVEMBER 30, 2006       FEBRUARY 28, 2007       MAY 31, 2007       AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                              100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                 100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                   100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                        100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  99.98%                  99.99%               99.98%               99.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Short-Term Investments Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and Executive                      President, A I M Management Group Inc.
  Vice President                             (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1980       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1981       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Short-Term Investments Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1989       Head of INVESCO's World Wide Fixed        N/A
  President and Principal                    Income and Cash Management Group;
  Executive Officer                          Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC
Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC
Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Funds from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                                                                              [AIM INVESTMENTS LOGO]
AIMinvestments.com               STIT-AR-1       Fund Management Company                                    --REGISTERED TRADEMARK--

                                                       PERSONAL INVESTMENT CLASS
                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.
       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

ANNUAL

Inside This Report

Letters to Shareholders ..................    2
Fund Data ................................    4
Fund Objectives and Strategies ...........    4
Fund Composition by Maturity .............    5
Schedule of Investments ..................    6
Financial Statements .....................   31
Notes to Financial Statements ............   37
Financial Highlights .....................   47
Auditor's Report .........................   51
Fund Expenses ............................   52
Approval of Advisory Agreement ...........   53
Tax Information ..........................   57
Trustees and Officers ....................   58

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the
                                             Personal Investment Class of AIM Short-Term Investments Trust, part of AIM Cash
   [KELLEY                                   Management, for the fiscal year ended August 31, 2007. Thank you for investing with us.
    PHOTO]
                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide
Karen Dunn Kelley                            competitive returns and maintain a relatively short maturity structure.

                                                Each Portfolio continues to maintain the highest credit quality rating given by the three most widely known Nationally Recognized Statistical Rating Organizations: AAAm
                                             from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             Market conditions affecting money market funds

                                             During the fiscal year covered by this report:

                                             o  The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of 3.8%
                                                in the second quarter of 2007.(1)

                                             o  One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%(2)
                                                excluding food and energy, near the top end of the U.S. Federal Reserve Board's (the
                                                Fed) assumed "comfort zone" for inflation.(3)

                                                After raising the federal funds target rate at 17 consecutive meetings from June
                                             2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25% throughout the fiscal year. In a statement following its early August meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4) It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations.
                                             When consumers and companies can't borrow money easily, the economy tends to slow.

                                                While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             In conclusion

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,


                                             /S/KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources:

                                             (1) Bureau of Economic Analysis; (2) Bureau of Labor Statistics; (3) BusinessWeek; (4)
                                             U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards.
     PHOTO]
                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO
                                             PLC, the parent company of AIM Investments--REGISTERED TRADEMARK-- (AIM), and Phil
Bruce L. Crockett                            Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than
                                             30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of
                                             Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as
                                             Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors.
                                             Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $ 160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab, then select the "Investment Advisory Agreement Renewals" link.

                                                Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world.
                                             INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.),
                                             Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities.
                                             Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash
                                             Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

Short-Term Investments Trust

====================================================================================================================================
FUND DATA

PERSONAL INVESTMENT CLASS DATA AS OF 8/31/07

FUND                                             YIELDS                 WEIGHTED AVERAGE MATURITY          TOTAL NET ASSETS
                                                                         Range During
                                            7-Day     Monthly             Reporting     At Fiscal
                                          SEC Yield    Yield               Period        Year-End

Liquid Assets                               4.79%      4.73%              29-59 days     32 days            $81.40 million
STIC Prime                                  4.77       4.74               11-21 days     20 days            409.93 million
Treasury                                    4.22       4.03                9-52 days     37 days            414.62 million
Government & Agency                         4.56       4.54               21-47 days     32 days             26.59 million

Government TaxAdvantage                     4.41       4.42               14-43 days     36 days             10.98 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 4.53%, 4.50%, 3.94%, 4.32% and 3.96% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government
TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.
====================================================================================================================================

====================================================================================================================================
Fund Objectives and Strategies

Liquid Assets Portfolio                                       Government & Agency Portfolio

Liquid Assets Portfolio seeks to provide as high a level of   Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of      consistent with the preservation of capital and the maintenance of
capital and liquidity.                                        liquidity.

   The Fund invests primarily in short-term money market         The Fund invests in direct obligations of the U.S. Treasury and
instruments that blend top-tier, high quality U.S.            other securities issued or guaranteed as to payment of principal and
dollar-denominated obligations, which include commercial      interest by the U.S. government or by its agencies or
paper, certificates of deposit, master and promissory         instrumentalities, as well as repurchase agreements secured by such
notes, municipal securities and repurchase agreements.        obligations. Securities purchased by the portfolio have maturities of
                                                              397 days or less.
STIC Prime Portfolio
                                                              Government TaxAdvantage Portfolio
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the           Government TaxAdvantage Portfolio seeks to maximize current income
maintenance of liquidity.                                     consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with           The Fund may invest in direct obligations of the U.S. Treasury and
maturities of 60 days or less, including certificates of      in U.S. government agency securities with maturities of 397 days or
deposit, repurchase agreements and master notes.              less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors
Treasury Portfolio                                            residing in states with state income tax may find it more profitable to invest in this Fund than in a fund not designed to comply with
Treasury Portfolio seeks to maximize current income           state tax considerations. This does not constitute tax advice. Please
consistent with the preservation of capital and the           consult your tax advisor for your particular situation.
maintenance of liquidity.

   The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

===========================================================================      ===================================================
FUND COMPOSITION BY MATURITY                                                     FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/07                                                           IN DAYS, AS OF 8/31/07

                    LIQUID                      GOVERNMENT      GOVERNMENT       STIC PRIME PORTFOLIO
                    ASSETS        TREASURY       & AGENCY      TAXADVANTAGE
                  PORTFOLIO*     PORTFOLIO     PORTFOLIO**      PORTFOLIO**      1-7                40.3%
                                                                                 8-14               12.2
1-7                  42.9%         80.0%          80.1%            59.7%         15-21              10.7
8-30                 22.9           0.0            4.3             11.2          22-28               8.1
31-90                28.2           0.0            3.2             16.0          29-35               6.9
91-180                4.2          14.1            5.0             11.2          36-42               5.1
181+                  1.8           5.9            7.4              1.9          43-60              16.7
===========================================================================      ===================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

====================================================================================================================================

====================================================================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

====================================================================================================================================

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-46.44%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-1.46%

Amstel Funding Corp. (Acquired 08/10/07; Cost
  $151,978,749)
  5.75%(b)(c)                                  09/13/07   $    152,735   $   152,442,258
----------------------------------------------------------------------------------------
Atlantis One Funding Corp. (Acquired
  07/31/07; Cost $115,346,362)
  5.26%(b)(c)                                  10/31/07        116,918       115,893,019
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Acquired 08/15/07; Cost $86,322,575)
  5.66%(b)                                     11/05/07         87,450        86,556,310
========================================================================================
                                                                             354,891,587
========================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.88%

Old Line Funding, LLC (Acquired 08/06/07;
  Cost $89,492,700)
  5.34%(b)                                     09/13/07         90,000        89,839,800
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $123,720,625)
  5.34%(b)                                     10/15/07        125,000       124,184,167
========================================================================================
                                                                             214,023,967
========================================================================================

ASSET-BACKED SECURITIES- FULLY BACKED-1.43%

Curzon Funding Ltd./LLC (CEP-American
  Insurance Group, Inc.)
  (Acquired 07/31/07; Cost $98,626,556)
  5.26%(b)                                     11/02/07        100,000        99,094,111
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $98,582,722)
  5.26%(b)                                     11/05/07        100,000        99,050,278
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $47,852,167)
  5.26%(b)                                     11/06/07        150,000       148,553,500
========================================================================================
                                                                             346,697,889
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-10.90%

Concord Minutemen Capital Co., LLC- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 04/18/07; Cost $50,007,916)
  5.19%(b)                                     10/18/07   $     51,363   $    51,014,973
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $48,887,778)
  5.20%(b)                                     09/14/07         50,000        49,906,111
----------------------------------------------------------------------------------------
  (Acquired 06/18/07; Cost $59,323,598)
  5.26%(b)                                     09/17/07         60,123        59,982,446
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $96,270,139)
  5.13%(b)                                     02/07/08        100,000        97,736,458
----------------------------------------------------------------------------------------
  (Acquired 04/04/07; Cost $194,769,250)
  5.15%(b)                                     10/04/07        200,000       199,056,750
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $116,874,733)
  5.18%(b)                                     10/10/07        120,000       119,326,600
----------------------------------------------------------------------------------------
Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 03/16/07; Cost $121,704,687)
  5.13%(b)                                     09/17/07        125,000       124,715,000
----------------------------------------------------------------------------------------
  (Acquired 03/16/07; Cost $150,901,865)
  5.15%(b)                                     09/17/07        155,000       154,645,567
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $211,989,045)
  5.48%(b)                                     11/13/07        215,000       212,610,872
----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/17/07; Cost $78,962,601)
  5.16%(b)                                     12/03/07         81,293        80,209,364
----------------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $116,816,800)
  5.19%(b)                                     10/17/07        120,000       119,204,200
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
  (Acquired 08/01/07; Cost $123,243,333)
  5.27%(b)                                     11/05/07   $    125,000   $   123,810,590
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $174,146,583)
  5.32%(b)                                     09/04/07        175,000       174,922,417
----------------------------------------------------------------------------------------
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 07/10/07; Cost $31,017,193)
  5.25%(b)                                     10/10/07         31,439        31,260,191
----------------------------------------------------------------------------------------
  (Acquired 07/09/07; Cost $149,161,691)
  5.26%(b)                                     10/10/07        119,772       119,089,499
----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
  of America, N.A.)
  (Acquired 08/06/07; Cost $99,525,333)
  5.34%(b)                                     09/07/07        100,000        99,911,000
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $81,832,356)
  6.00%(b)                                     09/10/07         82,161        82,037,759
----------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 05/02/07; Cost $145,395,417)
  5.14%(b)(c)                                  12/04/07        150,000       147,986,833
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)
  (Acquired 07/24/07; Cost $146,433,517)
  5.28%(b)                                     09/05/07        147,362       147,275,629
----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank, N.A.)
  (Acquired 07/13/07; Cost $99,212,500)
  5.25%(b)                                     09/05/07        100,000        99,941,667
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $149,033,125)
  5.95%(b)                                     09/25/07        150,000       149,405,000
========================================================================================
                                                                           2,642,491,314
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-0.69%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 07/19/07; Cost $32,630,398)
  5.26%(b)                                     10/19/07   $     33,075   $    32,843,034
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $132,709,133)
  5.61%(b)                                     11/16/07        134,682       133,086,916
========================================================================================
                                                                             165,929,950
========================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-14.67%

Amsterdam Funding Corp.
  (Acquired 08/03/07; Cost $114,420,017)
  5.34%(b)                                     09/06/07        115,000       114,914,708
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $198,977,778)
  5.75%(b)                                     09/14/07        200,000       199,584,722
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $49,731,875)
  5.85%(b)                                     09/17/07         50,000        49,870,000
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/03/07; Cost $179,822,177)
  5.32%(b)                                     09/17/07        181,026       180,597,974
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $105,004,530)
  5.36%(b)                                     09/10/07        105,523       105,381,599
----------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $52,855,184)
  5.26%(b)                                     09/06/07         53,252        53,213,096
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $74,589,146)
  5.33%(b)                                     09/12/07         75,000        74,877,854
----------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $99,416,667)
  6.00%(b)                                     09/20/07        100,000        99,683,333
----------------------------------------------------------------------------------------
Chariot Funding, LLC/Ltd.
  (Acquired 08/03/07; Cost $101,016,799)
  5.31%(b)                                     09/27/07        101,843       101,452,432
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $198,930,000)
  5.35%(b)                                     09/11/07        200,000       199,703,333
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $99,582,333)
  5.37%(b)                                     09/04/07        100,000        99,955,250
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/03/07; Cost $98,537,500)
  5.27%(b)                                     10/11/07   $    100,000   $    99,415,000
----------------------------------------------------------------------------------------
  (Acquired 07/13/07; Cost $123,977,222)
  5.26%(b)                                     09/07/07        125,000       124,890,417
----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  (Acquired 08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07         50,000        49,896,181
----------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/25/07; Cost $49,655,660)
  5.28%(b)                                     09/10/07         50,000        49,934,062
----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  (Acquired 06/18/07; Cost $37,073,425)
  5.26%(b)                                     09/17/07         37,573        37,485,163
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $198,701,667)
  5.70%(b)                                     09/24/07        200,000       199,271,667
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $99,287,500)
  5.70%(b)                                     09/28/07        100,000        99,572,500
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/06/07; Cost $99,157,667)
  5.32%(b)                                     10/02/07        100,000        99,541,889
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $197,340,000)
  5.32%(b)                                     11/06/07        200,000       198,049,333
----------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  (Acquired 07/09/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/09/07        100,000        99,444,778
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $158,604,029)
  5.36%(b)(c)                                  09/05/07        159,268       159,173,147
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $74,724,479)
  5.75%(b)(c)                                  09/06/07         75,000        74,940,104
----------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/03/07; Cost $111,968,500)
  5.32%(b)                                     09/04/07        112,500       112,450,172
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $268,672,425)
  5.71%(b)                                     09/14/07        270,000       269,443,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp.
  (Acquired 08/03/07; Cost $48,703,393)
  5.32%(b)                                     09/13/07   $     49,000   $    48,913,188
----------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $32,839,070)
  5.32%(b)                                     09/05/07         33,000        32,980,493
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $149,113,542)
  5.75%(b)                                     09/19/07        150,000       149,568,750
----------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $199,065,556)
  5.80%(b)                                     09/11/07        200,000       199,677,778
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $74,552,917)
  5.80%(b)                                     09/21/07         75,000        74,758,333
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $99,483,333)
  6.00%(b)                                     09/17/07        100,000        99,733,333
========================================================================================
                                                                           3,558,373,864
========================================================================================

ASSET-BACKED SECURITIES- SECURITIES-10.48%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $9,867,039)
  5.26%(b)                                     10/30/07         10,000         9,913,794
----------------------------------------------------------------------------------------
  (Acquired 06/19/07; Cost $74,001,844)
  5.27%(b)                                     09/18/07         75,000        74,813,531
----------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
  (Acquired 06/20/07; Cost $98,598,667)
  5.26%(b)(c)                                  09/24/07        100,000        99,664,264
----------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd./LLC
  (Acquired 08/02/07; Cost $246,629,861)
  5.28%(b)(c)                                  11/02/07        250,000       247,728,819
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $248,728,125)
  5.55%(b)(c)                                  09/11/07        250,000       249,614,583
----------------------------------------------------------------------------------------
Dorada Finance Inc.
  (Acquired 08/09/07; Cost $147,764,250)
  5.42%(b)(c)                                  11/16/07        150,000       148,283,667
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Five Finance Inc.
  (Acquired 06/20/07; Cost $59,132,100)
  5.26%(b)(c)                                  09/27/07   $     60,000   $    59,772,067
----------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $24,646,017)
  5.26%(b)(c)                                  10/30/07         25,000        24,784,691
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $172,545,333)
  5.26%(b)(c)                                  11/05/07        175,000       173,337,986
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,552,125)
  5.27%(b)(c)                                  11/09/07        100,000        98,990,875
----------------------------------------------------------------------------------------
Galaxy Funding Inc.
  (Acquired 08/01/07; Cost $49,327,889)
  5.26%(b)                                     11/01/07         50,000        49,554,361
----------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 03/16/07; Cost $90,649,735)
  5.14%(b)(c)                                  09/12/07         93,000        92,853,938
----------------------------------------------------------------------------------------
  (Acquired 04/10/07; Cost $97,441,250)
  5.18%(b)(c)                                  10/05/07        100,000        99,511,250
----------------------------------------------------------------------------------------
  (Acquired 05/22/07; Cost $72,102,866)
  5.19%(b)(c)                                  11/16/07         74,000        73,189,988
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $19,838,361)
  5.29%(b)(c)                                  09/25/07         20,000        19,929,467
----------------------------------------------------------------------------------------
Newport Funding Corp.
  (Acquired 07/12/07; Cost $99,121,667)
  5.27%(b)                                     09/10/07        100,000        99,868,250
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,000,896)
  5.27%(b)                                     10/31/07         75,000        74,341,250
----------------------------------------------------------------------------------------
Perry Global Funding, Ltd./LLC
  (Acquired 04/24/07; Cost $97,765,417)
  5.19%(b)                                     09/26/07        100,000        99,639,583
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $72,437,021)
  5.19%(b)                                     11/14/07         74,455        73,660,689
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Sigma Finance Inc.
  (Acquired 04/05/07; Cost $97,387,167)
  5.14%(b)(c)                                  10/05/07   $    100,000   $    99,514,556
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $48,767,612)
  5.19%(b)(c)                                  11/01/07         50,000        49,560,376
----------------------------------------------------------------------------------------
  (Acquired 07/12/07; Cost $73,895,312)
  5.25%(b)(c)                                  10/25/07         75,000        74,409,375
----------------------------------------------------------------------------------------
  (Acquired 07/10/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/10/07        100,000        99,430,167
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 07/10/07; Cost $49,329,167)
  5.25%(b)(c)                                  10/10/07         50,000        49,715,625
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (Acquired 08/03/07; Cost $99,541,889)
  5.32%(b)(c)                                  09/06/07        100,000        99,926,111
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $199,009,778)
  5.57%(b)(c)                                  09/14/07        200,000       199,597,722
========================================================================================
                                                                           2,541,606,985
========================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-0.56%

Ciesco, LLC
  (Acquired 07/13/07; Cost $74,419,208)
  5.26%(b)                                     09/04/07         75,000        74,967,125
----------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $24,810,056)
  5.26%(b)                                     09/07/07         25,000        24,978,083
----------------------------------------------------------------------------------------
  (Acquired 07/03/07; Cost $35,473,500)
  5.27%(b)                                     10/11/07         36,000        35,789,400
========================================================================================
                                                                             135,734,608
========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.00%

PACCAR Financial Corp.
  5.22%                                        09/04/07            400           399,826
========================================================================================

CONSUMER FINANCE-0.41%

American Express Credit Corp.
  5.27%                                        10/17/07        100,000        99,326,611
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

DIVERSIFIED BANKS-3.57%

Bank of America Corp.
  5.40%                                        10/12/07   $    100,000   $    99,385,000
----------------------------------------------------------------------------------------
  5.40%                                        10/15/07         50,000        49,670,000
----------------------------------------------------------------------------------------
BNP Paribas Finance Inc.
  5.50%                                        09/13/07         13,000        12,976,167
----------------------------------------------------------------------------------------
  5.27%                                        09/14/07         18,000        17,965,778
----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.28%                                        11/06/07        150,000       148,548,000
----------------------------------------------------------------------------------------
  5.28%                                        11/26/07        200,000       197,477,333
----------------------------------------------------------------------------------------
Dexia Delaware LLC
  5.29%(c)                                     09/13/07         13,000        12,977,077
----------------------------------------------------------------------------------------
  5.39%(c)                                     09/24/07         50,000        49,827,819
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.41%(c)                                     11/26/07        100,000        98,708,806
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.39%(c)                                     09/13/07         19,900        19,864,246
----------------------------------------------------------------------------------------
Rabobank USA Financial Corp.
  5.47%(c)                                     09/06/07         38,000        37,971,131
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  5.30%(c)                                     09/21/07         18,000        17,947,050
----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  5.25%(c)                                     09/04/07          4,000         3,998,250
----------------------------------------------------------------------------------------
  5.46%(c)                                     10/09/07        100,000        99,423,667
========================================================================================
                                                                             866,740,324
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.00%

General Electric Capital Corp.
  5.25%                                        10/18/07            100            99,315
========================================================================================

REGIONAL BANKS-1.39%

Bank of Ireland
  (Acquired 08/20/07; Cost $148,660,000)
  5.36%(b)(c)                                  10/19/07        150,000       148,928,000
----------------------------------------------------------------------------------------
Danske Corp.
  5.42%(c)                                     09/12/07         38,000        37,937,068
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 04/05/07; Cost $146,685,792)
  5.17%(b)(c)                                  09/10/07        150,000       149,806,313
========================================================================================
                                                                             336,671,381
========================================================================================
    Total Commercial Paper (Cost
      $11,262,987,621)                                                    11,262,987,621
========================================================================================

TIME DEPOSITS-10.66%

Danske Bank (United Kingdom)
  5.35%(c)(d)                                  09/04/07        115,000       115,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Cayman Islands)
  5.13%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

TIME DEPOSITS-(CONTINUED)

Dexia Bank S.A. (Cayman Islands)
  5.22%(c)(d)                                  09/04/07   $    500,000   $   500,000,000
----------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  4.75%(c)(d)                                  09/04/07        370,026       370,026,632
----------------------------------------------------------------------------------------
LaSalle Bank N.A. (Cayman Islands)
  4.50%(c)(d)                                  09/04/07        300,000       300,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Cayman Islands)
  5.00%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.88%(c)(d)                                  09/04/07        300,000       300,000,000
========================================================================================
    Total Time Deposits (Cost $2,585,026,632)                              2,585,026,632
========================================================================================

CERTIFICATES OF DEPOSIT-8.47%

Allied Irish Banks, PLC
  5.58%                                        12/04/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Bank of Ireland
  5.48%                                        10/12/07         75,000        74,999,859
----------------------------------------------------------------------------------------
Bank of Montreal
  5.49%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.48%                                        11/26/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.26%                                        05/19/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC, (United Kingdom)
  5.50%(c)                                     09/28/07        200,000       200,000,000
----------------------------------------------------------------------------------------
CALYON S.A.
  5.37%(e)                                     11/09/07        190,000       190,000,000
----------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.44%                                        09/24/07         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G.
  5.40%                                        01/09/08         90,000        90,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  5.31%                                        02/19/08        150,000       150,003,422
----------------------------------------------------------------------------------------
  5.48%                                        09/28/07        100,000       100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.26%                                        04/11/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.26%                                        04/10/08        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.30%                                        10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A.
  (United Kingdom)
  5.30%(c)                                     10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Toronto Dominion Bank
  5.48%                                        11/23/07   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
  5.49%                                        10/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UBS A.G.
  5.47%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  5.52%                                        11/28/07        100,000       100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,055,003,281)                                                      2,055,003,281
========================================================================================

MEDIUM-TERM NOTES-5.76%

Abbey National Treasury Services PLC (United
  Kingdom)
  (Acquired 08/31/07; Cost $149,976,855)
  5.54%(b)(c)(e)                               02/25/08        150,000       149,976,855
----------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate MTN
  (Acquired 05/16/07; Cost $75,004,725)
  5.33%(b)(e)                                  06/16/08         75,000        75,003,448
----------------------------------------------------------------------------------------
Allstate Life Global Funding Floating Rate
  MTN
  5.51%(e)                                     08/27/08         50,000        50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  5.40%(b)(e)                                  09/05/08        140,000       140,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/18/03-12/10/03; Cost
  $130,000,000)
  5.69%(b)(e)                                  09/15/08        130,000       130,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $100,000,000)
  5.35%(b)(c)(e)                               07/23/08        100,000       100,000,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  5.75%                                        09/22/08         15,000        15,060,000
----------------------------------------------------------------------------------------
MBIA Global Funding, LLC
  (Acquired 06/05/07; Cost $100,023,607)
  5.35%(b)(e)                                  06/05/08        100,000       100,018,281
----------------------------------------------------------------------------------------
MetLife of Connecticut Institutional Funding
  Ltd.
  5.62%(e)                                     04/30/08        270,000       270,562,410
----------------------------------------------------------------------------------------
New York Life Funding
  (Acquired 08/31/07; Cost $75,172,275)
  5.81%(b)(e)                                  04/14/08         75,000        75,172,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Canada Floating Rate Yankee MTN
  5.40%(c)(e)                                  08/08/08   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  5.52%(b)(c)(e)                               08/20/08         60,000        60,000,000
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate MTN
  5.51%(c)(e)                                  09/12/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 01/23/07; Cost $30,001,500)
  5.31%(b)(c)(e)                               08/05/08         30,000        30,001,316
========================================================================================
    Total Medium-Term Notes (Cost
      $1,395,794,585)                                                      1,395,794,585
========================================================================================

VARIABLE RATE DEMAND NOTES-5.43%(E)(F)

INSURED-0.62%(G)

Aerospace Corp.; Series 2006, Taxable Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.56%(d)                                     06/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P,
  Taxable Home Mortgage RB (INS-Financial
  Security Assurance Inc.)
  5.52%(d)                                     08/01/29         20,500        20,500,000
----------------------------------------------------------------------------------------
  Series 1998 T,
  Taxable Home Mortgage RB (INS-Ambac
  Assurance Corp.) 5.68%(d)                    08/01/29          7,780         7,780,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1998 B-I,
  Taxable Student Loan RB (INS-MBIA Insurance
  Corp.)
  5.45%(d)                                     09/01/34         11,200        11,200,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.45%(d)          09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners II; Series 2001
  Tranche 1, Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 11/14/02; Cost $25,000,000)
  5.60%(b)(d)                                  09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of) Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  ACES (INS-MBIA Insurance Corp.)
  5.50%(d)                                     11/01/15   $      3,400   $     3,400,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency;
  Series 2006 B, Taxable RB (INS-Financial
  Security Assurance Inc.)
  5.55%(d)                                     05/01/28          8,775         8,775,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority;
  Series 2005 A-5, Taxable Student Loan RB
  (INS-Ambac Assurance Corp.)
  5.70%(d)                                     09/01/35         13,990        13,990,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida;
  Series 2002, Refunding Special Obligation
  Taxable RB (INS-Ambac Assurance Corp.)
  5.60%(d)                                     07/01/32         13,940        13,940,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska; (Riverfront
  Redevelopment Project);
  Series 2002 B,
  Special Obligation Taxable RB (INS-Ambac
  Assurance Corp.)
  5.56%(d)                                     02/01/13          1,300         1,300,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska;
  Series 2002 B,
  Special Tax Revenue
  Redevelopment Bonds
  (INS-Ambac Assurance Corp.)
  5.56%(d)                                     02/01/26         10,235        10,235,000
----------------------------------------------------------------------------------------
Orange (County of), California Board of
  Education (Esplanade Project);
  Series 2002, Taxable COP (INS-Financial
  Security Assurance Inc.)
  5.57%                                        06/01/32          6,700         6,700,000
========================================================================================
                                                                             149,820,000
========================================================================================

LETTER OF CREDIT ENHANCED-4.81%(H)

989 Market Street LLC; Series 2006,
  Incremental Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        03/01/26          7,600         7,600,000
----------------------------------------------------------------------------------------
A Mining Group LLC;
  Series 2006, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.83%(d)                                     06/01/29          2,885         2,885,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.59%(c)(d)                                  07/01/26   $      3,825   $     3,825,000
----------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical Center
  Hospital);
  Series 2006 B, Taxable IDR (LOC-Citizens
  Bank of Pennsylvania, N.A.)
  5.57%(d)                                     05/01/35          2,350         2,350,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project);
  Series 2002, RB, Taxable RB (LOC-Wells
  Fargo Bank, N.A.)
  5.64%(d)                                     08/01/25          1,800         1,800,000
----------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Floating Rate Notes
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     05/01/31         31,200        31,200,000
----------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     10/01/33         10,443        10,442,839
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board;
  Series 2006 A, Refunding Taxable IDR
  (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  07/01/26          5,640         5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
  Bonds (LOC-Citizens Bank of Pennsylvania,
  N.A.)
  5.72%(d)                                     02/01/15         12,900        12,900,000
----------------------------------------------------------------------------------------
Belk, Inc.;
  Series 1998, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     07/01/08         12,880        12,880,472
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     09/01/30          2,430         2,430,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Biola University;
  Series 2004 A,
  Taxable RB (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  10/01/34   $     12,300   $    12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B,
  Taxable RB (LOC-BNP Paribas)
  5.60%(c)(d)                                  10/01/34         12,300        12,300,000
----------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.;
  Series 2006, Taxable Bonds (LOC-Comerica
  Bank)
  5.62%                                        06/01/22          3,100         3,100,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project);
  Series 2001 I, Taxable PCR (LOC-Wachovia
  Bank, N.A.)
  5.53%(d)                                     12/01/36         26,790        26,790,000
----------------------------------------------------------------------------------------
California (State of) Access to Loans for
  Learning Student Loan Corp.;
  Series 2001-II-A-5,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.60%(d)                                     07/01/36         43,400        43,400,000
----------------------------------------------------------------------------------------
  Series 2001-II-A-6,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.56%                                        07/01/36          2,900         2,900,000
----------------------------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Villas at Hamilton
  Apartments)
  Series 2001, H H-T Multi-Family Housing
  Taxable RB (LOC-Federal National Mortgage
  Association)
  5.56%(d)                                     01/15/35            620           620,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/25          1,275         1,275,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        07/01/25          8,140         8,140,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC (Pinnacle
  Financial Project);
  Series 2007, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        02/01/32   $      7,270   $     7,270,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     12/02/19          7,493         7,493,000
----------------------------------------------------------------------------------------
  Series 2000 B,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     07/01/20          6,848         6,848,000
----------------------------------------------------------------------------------------
  Series 2000 C,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     09/01/20          6,170         6,170,000
----------------------------------------------------------------------------------------
  Series 2000 D,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     05/01/26          6,400         6,400,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Series 1998-A,, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     11/01/28          4,035         4,035,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Taxable
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.60%(d)                                     07/01/20         11,100        11,100,000
----------------------------------------------------------------------------------------
Chestnut Partnership (The);
  Series 1999, Taxable RB (LOC-LaSalle Bank,
  N.A.)
  5.60%(d)                                     01/02/29         19,415        19,415,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments);
  Series 2006 A, Refunding Multi-Family
  Housing Taxable RB (LOC-Federal National
  Mortgage Association)
  5.50%(d)                                     05/15/36          8,970         8,970,000
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project);
  Series 2004 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.67%(d)                                     08/01/30          3,625         3,625,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Conair Corp.;
  Series 2002, Taxable Economic Development
  Bonds (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     09/01/12   $      6,595   $     6,595,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated Loan
  Program;
  Series 2003 B, PARTs (LOC-Wells Fargo Bank,
  N.A.)
  5.64%(d)                                     02/02/43            255           255,000
----------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County of),
  Virginia Regional Industrial Facility
  Authority (Crane Creek Project);
  Series 2005, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%                                        01/01/26          7,200         7,200,000
----------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront Reclamation
  and Casino Development Project);
  Series 1999 A, Taxable RB (LOC-Deutsche
  Bank A.G.)
  5.61%(c)(d)                                  05/01/09         41,830        41,830,000
----------------------------------------------------------------------------------------
Dome Corp.;
  Series 1991, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.72%                                        08/31/16          9,400         9,400,000
----------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     12/01/15          8,000         8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     07/01/30          5,825         5,825,000
----------------------------------------------------------------------------------------
Florida Christian College, Inc.;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     11/01/36          6,500         6,500,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%                                        01/01/25         10,420        10,420,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States;
  Series 2001 A, Taxable (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     03/01/33         17,330        17,330,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001,
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     03/01/31   $      8,249   $     8,249,000
----------------------------------------------------------------------------------------
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.63%                                        03/01/31          8,500         8,500,000
----------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird, The
  Garvin School of International Management);
  Series 2005 B, Taxable Refunding RB
  (LOC-Bank of New York)
  5.60%(d)                                     07/01/35          6,300         6,300,000
----------------------------------------------------------------------------------------
Harvest Bible Chapel
  Series 2004, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     08/01/29         10,285        10,285,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe;
  Series 2005, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     06/01/25          6,120         6,120,000
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     05/15/31          6,825         6,825,000
----------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible Revenue
  RB (LOC-Fifth Third Bank)
  5.60%(d)                                     05/15/31          8,090         8,090,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1997 B, Taxable Student Loan RB
  (LOC-JPMorgan Chase Bank, N.A.)
  5.45%(d)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
Iowa Finance Authority (Windsor on the River,
  LLC);
  Series 2007 B, Multifamily Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.58%(d)                                     05/01/42         24,000        24,000,000
----------------------------------------------------------------------------------------
JPV Capital LLC;
  Series 1999 A, Taxable Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  5.78%(d)                                     12/01/39            858           857,953
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Kordsa Inc.;
  Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.73%(d)                                     06/01/26   $      9,000   $     9,000,000
----------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency;
  Series 2005 B, Taxable TAN (LOC-Wells Fargo
  Bank, N.A.)
  5.64%(d)                                     06/01/20          1,185         1,185,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.;
  Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $157,350,000)
  5.60%(b)(d)                                  02/01/41        157,350       157,350,000
----------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority;
  Series 2007, Taxable COP (LOC-Wells Fargo
  Bank, N.A.)
  5.40%(d)                                     12/01/17          3,075         3,075,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC;
  Series 2003, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
  Development Authority (PennSummit Tubular
  LLC Project);
  Series 2006 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        02/01/21          2,705         2,705,000
----------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC;
  Series 2006, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.51%(d)                                     07/01/35         22,000        22,000,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.);
  Series 2003 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.71%(d)                                     12/01/53          2,975         2,975,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.);
  Series 2001, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank)
  5.58%(d)                                     06/01/36         58,700        58,700,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B Taxable RB (LOC-Comerica
  Bank)
  5.62%(d)                                     01/01/35   $        750   $       750,000
----------------------------------------------------------------------------------------
  5.62%                                        01/01/35          8,625         8,625,000
----------------------------------------------------------------------------------------
Meharry Medical College;
  Series 2001, Unlimited Taxable GO (LOC-Bank
  of America, N.A.)
  5.60%(d)                                     08/01/16          8,965         8,965,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home Obligated Group);
  Series 2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  5.60%                                        11/01/28          7,695         7,695,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project);
  Series 2005, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.61%(d)                                     10/01/25         21,000        21,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) (Acquired 06/27/07; Cost
  $10,800,000)
  5.60%(b)(d)(e)                               08/01/20         10,800        10,800,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing, LLC Project);
  Series 2003, Taxable IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  5.51%(d)                                     12/01/27          7,330         7,330,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.)
  5.73%                                        06/01/15          9,555         9,555,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.);
  Series 2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     12/01/20          8,400         8,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Nashville (City of), & Davidson (County of)
  Tennessee Health and Educational Facilities
  Board (Weatherly Ridge Apartments Project);
  Series 2006 B, Multi-Family Housing Taxable
  RB (LOC-U.S. Bank N.A.)
  5.57%                                        12/01/41   $      1,900   $     1,900,000
----------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.61%                                        04/01/26          3,700         3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority Thermal Energy Facilities (Marina
  Energy LLC-2001 Project);
  Series B, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.57%(d)                                     09/01/21          7,700         7,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (66 West 38th Street);
  Series 2000 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33         17,700        17,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (Related-West 23rd Street);
  Series 2001 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33          8,000         8,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F, Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.59%(d)                                     09/15/07          1,600         1,600,000
----------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
  Authority;
  Series 2004 A, Taxable Refunding RB
  (LOC-Regions Bank)
  5.60%(d)                                     02/01/21         16,000        16,000,000
----------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     01/01/20          2,110         2,110,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project);
  Series 2005 B, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     05/01/27          3,270         3,270,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/14          2,900         2,900,000
----------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care Community,
  Inc.);
  Series 2006 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.60%(d)                                     04/01/15          6,390         6,390,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Racetrac Capital, LLC;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-Regions Bank)
  5.59%(d)                                     09/01/20   $     16,600   $    16,600,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-LaSalle Bank, N.A.)
  5.61%(d)                                     01/01/15          2,495         2,495,000
----------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
  Authority (1995 Old Manchester Project);
  Series 1995 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.40%(d)                                     12/01/25          1,590         1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
  Series 2002, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.62%(d)                                     12/01/22          4,500         4,500,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     05/01/14         11,975        11,975,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.61%(d)                                     06/01/18          1,200         1,200,000
----------------------------------------------------------------------------------------
  5.61%                                        06/01/18          4,000         4,000,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of Holland,
  LLC)
  Series 2005 A, Taxable RB (LOC-Federal Home
  Loan Bank of Indianapolis)
  5.71%(d)                                     07/01/40          4,135         4,135,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development, LLC)
  Series 2002 A, Taxable Floating Rate Notes
  (LOC-Comerica Bank)
  5.71%(d)                                     11/04/42          5,175         5,175,000
----------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     10/01/35         19,500        19,500,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Santa Rosa (City of), California (Rancheria
  Tachi Yokut Tribe);
  Series 2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     09/01/19   $     35,560   $    35,560,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design, Inc.;
  Series 2004, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     04/01/24         22,269        22,268,669
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
  Series 2003 D, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     07/01/54         10,000        10,000,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     11/01/52          9,730         9,730,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.71%(d)                                     10/01/53          5,660         5,660,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  5.63%(d)                                     10/01/35         17,800        17,800,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.);
  Series 2005 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     09/01/17          1,175         1,175,000
----------------------------------------------------------------------------------------
United Fuels, LLC;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     01/01/31          4,710         4,710,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation;
  Series 2001, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%(d)                                     07/01/26         13,705        13,705,000
----------------------------------------------------------------------------------------
Wake Forest University;
  Series 1997, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.65%(d)                                     07/01/17          2,400         2,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     05/01/44         15,280        15,280,000
----------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health Project);
  Series 2005 D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.)
  5.63%(d)                                     07/01/25          1,900         1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Young Men's Christian Association of
  Hunterdon County New Jersey;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     02/01/24   $      2,210   $     2,210,000
========================================================================================
                                                                           1,166,634,933
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,316,454,933)                                                      1,316,454,933
========================================================================================

ASSET-BACKED SECURITIES-2.84%

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-1.15%


RACERS Trust
  Series 2004-6-MM, Floating Rate Notes
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,103,007)
  5.55%(b)(e)                                  01/22/08        279,000       279,000,000
========================================================================================


ASSET-BACKED SECURITIES- SECURITIES-0.39%


Sigma Finance Inc.
  (Acquired 11/28/06; Cost $95,000,000)
  5.28%(b)(c)                                  12/03/07         95,000        95,000,000
========================================================================================


ASSET-BACKED SECURITIES-
  FULLY SUPPORTED MONOLINE-0.27%


Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM1, Class A,, Money Market
  Notes (CEP-Financial Security Assurance
  Inc.)
  (Acquired 09/07/05; Cost $64,485,091)
  5.50%(b)(e)(i)                               11/25/34         64,485        64,485,091
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- STRUCTURED-1.03%


Granite Master Issuer PLC; (United Kingdom)
  Series 2006-1A, Class A1, Floating Rate
  Bonds
  (Acquired 01/08/07; Cost $150,000,000)
  5.52%(b)(c)(e)                               01/20/08   $    150,000   $   150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgages PLC
  Series 15A, Class A1, Floating Rate Notes
  (Acquired 07/12/07; Cost $100,000,000)
  5.61%(b)(e)                                  06/15/08        100,000       100,000,000
========================================================================================
                                                                             250,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $688,485,091)                                                          688,485,091
========================================================================================


FUNDING AGREEMENTS-2.01%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/21/07; Cost $3,000,000)
  5.42%(b)(e)(j)                               10/12/07          3,000         3,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/06; Cost $125,000,000)
  5.56%(b)(e)(j)                               11/21/07        125,000       125,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/07; Cost $100,000,000)
  5.57%(b)(e)(j)                               08/27/08        100,000       100,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/04/07; Cost $259,000,000)
  5.42%(b)(e)(j)                               04/04/08        259,000       259,000,000
========================================================================================
    Total Funding Agreements (Cost
      $487,000,000)                                                          487,000,000
========================================================================================


MASTER NOTE AGREEMENTS-1.41%(K)

Lehman Brothers Inc.
  (Acquired 07/25/07; Cost $155,000,000)
  5.49%(b)(d)(e)(l)                                 --         155,000       155,000,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc
  (Acquired 08/08/07; Cost $188,000,000)
  5.51%(b)(d)(e)                               10/10/07        188,000       188,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $343,000,000)                                                          343,000,000
========================================================================================


U.S. TREASURY BILLS-0.51%(A)

U.S. Treasury Bills (Cost $122,493,750)
  4.01%                                        02/28/08        125,000       122,493,750
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.53%
  (Cost $20,256,245,893)                                                  20,256,245,893
________________________________________________________________________________________
========================================================================================



                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-18.18%(M)

Bank of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $500,297,222,
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%, 06/01/35)
  5.35%, 09/04/07                              140,083,222        140,000,000
-----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  Corporate obligations valued at
  $1,397,320,576;
  0%-6.75%, 10/19/08-01/25/47) 5.50%,
  09/04/07(c)                                  791,056,236        790,573,547
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655;
  4.00%-6.00%, 03/10/08-04/18/36)
  5.25%, 09/04/07                               88,051,333         88,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by Corporate obligations
  valued at $1,155,000,000;
  5.61%-6.12%, 12/31/10-11/12/47)
  5.47%, 09/17/07                              $918,776,472   $   915,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001;
  4.40%-6.41%, 12/01/13-05/01/37)
  5.40%, 09/04/07                               19,201,751         19,190,237
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by Corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51)
  5.48%, 09/04/07(c)                           734,500,381        734,053,832
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Open joint agreement,
  with no specified maturity date,
  (collateralized by Corporate obligations
  valued at $315,000,000; 0%-7.52%,
  12/18/09-12/27/49)
  5.44%(m)                                     $        --    $   150,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                              320,515,762        320,325,346
-----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                               94,295,886         94,240,389
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              140,083,689        140,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $50,027,500 (collateralized
  by U.S. Government obligations valued at
  $51,003,933; 2.38%, 01/15/17)
  4.95%, 09/04/07                               50,027,500         50,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by U.S.
  Government obligations valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                              $19,838,222    $    19,827,031
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 8/31/07, aggregate maturing
  value $1,200,730,667 (collateralized by
  Corporate obligations valued at
  $1,260,000,001; 0%-7.25%,
  06/15/11-07/15/56)
  5.48%, 09/04/07                              947,980,412        947,402,549
=============================================================================
    Total Repurchase Agreements (Cost
      $4,408,612,931)                                           4,408,612,931
=============================================================================
TOTAL INVESTMENTS-101.71% (Cost
  $24,664,858,824)(o)(p)                                       24,664,858,824
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.71)%                            (414,486,737)
=============================================================================
NET ASSETS-100.00%                                            $24,250,372,087
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - Government Obligations
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $12,830,291,739, which represented 52.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.4%; Cayman Islands: 10.2%; other countries less than 5%:
    14.5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $487,000,000, which represented 2.01% of the Fund's Net Assets.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(l) Open master note agreement with note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(m) Principal amount equals value at period end. See Note 1J.
(n) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(o) Also represents cost for federal income tax purposes.
(p) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-20.06%
U.S. TREASURY BILLS-16.36%(A)

3.50%                                          01/10/08   $150,000    $  148,089,583
------------------------------------------------------------------------------------
4.04%                                          01/24/08    200,000       196,745,556
------------------------------------------------------------------------------------
4.71%                                          01/24/08    100,000        98,102,917
------------------------------------------------------------------------------------
4.73%                                          01/31/08    125,000       122,503,611
------------------------------------------------------------------------------------
4.81%                                          01/31/08    100,000        97,970,800
------------------------------------------------------------------------------------
4.74%                                          02/07/08    125,000       122,380,365
------------------------------------------------------------------------------------
3.87%                                          02/14/08    125,000       122,769,375
------------------------------------------------------------------------------------
4.10%                                          02/21/08    125,000       122,540,156
------------------------------------------------------------------------------------
4.00%                                          02/28/08     50,000        49,000,000
------------------------------------------------------------------------------------
4.06%                                          02/28/08    200,000       195,940,000
------------------------------------------------------------------------------------
4.08%                                          02/28/08    150,000       146,936,250
====================================================================================
                                                                       1,422,978,613
====================================================================================

U.S. TREASURY NOTES-3.70%

3.38%                                          02/15/08    200,000       198,543,481
------------------------------------------------------------------------------------
2.63%                                          05/15/08    125,000       123,443,556
====================================================================================
                                                                         321,987,037
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,744,965,650)                                                  1,744,965,650
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-20.06% (Cost $1,744,965,650)                             1,744,965,650
====================================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-80.24%(B)

ABN AMRO Bank N.V., Agreement dated 08/31/07,
  maturing value $500,283,333 (collateralized
  by U.S. Government obligations valued at
  $510,001,003; 4.75%-8.75%,
  08/15/17-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Agreement
  dated 08/31/07, maturing value
  $400,228,889, (collateralized by U.S.
  Government obligations valued at
  $408,000,408; 0%-4.75%, 11/29/07-05/31/12)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated
  08/31/07, maturing value $400,227,556
  (collateralized by U.S. Government
  obligations valued at $408,000,501;
  2.38%-6.50%, 02/15/10-04/15/32)
  5.12%, 09/04/07                              400,227,556       400,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Agreement dated
  08/31/07, maturing value $400,226,667
  (collateralized by U.S. Government
  obligations valued at $408,000,557; 3.88%,
  01/15/09-04/15/29)
  5.10%, 09/04/07                              $400,226,667   $  400,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,107,436;
  3.50%-6.00%, 01/31/08-08/15/16)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement
  dated 08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,569;
  0.88%-4.88%, 04/15/10-06/30/12)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/07, maturing value $250,140,278
  (collateralized by U.S. Government
  obligations valued at $255,001,467;
  6.13%-6.50%, 11/15/26-11/15/27)
  5.05%, 09/04/07                              250,140,278       250,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement
  dated 08/31/07, maturing value $550,311,667
  (collateralized by U.S. Government
  obligations valued at $561,000,531;
  0%-4.75%, 10/11/07-09/15/09)
  5.10%, 09/04/07                              550,311,667       550,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,789;
  3.38%-7.25%, 01/15/08-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,055,556
  (collateralized by U.S. Government
  obligations valued at $102,000,112;
  4.25%-9.13%, 11/15/13-05/15/30)
  5.00%, 09/04/07                              100,055,556       100,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Agreement
  dated 08/31/07, maturing value $700,396,667
  (collateralized by U.S. Government
  obligations valued at $714,003,901;
  4.75%-7.88%, 02/28/09-02/15/25)
  5.10%, 09/04/07                              $700,396,667   $  700,000,000
----------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,000,995;
  0%-8.00%, 09/06/07-01/15/27)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/31/07, maturing value $400,228,889
  (collateralized by U.S. Government
  obligations valued at $408,001,322;
  3.38%-4.63%, 02/15/08-02/15/36)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Lehman Brothers Inc., Agreement dated
  08/31/07, maturing value $400,213,333
  (collateralized by U.S. Government
  obligations valued at $408,004,125;
  4.13%-4.88%, 04/30/11-08/31/12)
  4.80%, 09/04/07                              400,213,333       400,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/07, maturing value
  $500,282,222 (collateralized by U.S.
  Government obligations valued at
  $510,002,507; 4.13%-13.25%,
  05/15/10-05/15/17)
  5.08%, 09/04/07                              500,282,222       500,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Agreement dated 08/31/07,
  maturing value $200,113,333 (collateralized
  by U.S. Government obligations valued at
  $204,390,167; 4.63%-5.00%,
  07/31/11-08/31/11)
  5.10%, 09/04/07                              $200,113,333   $  200,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,088;
  2.63%-3.63%, 01/15/08-07/15/17)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $400,226,667 (collateralized
  by U.S. Government obligations valued at
  $408,004,690; 2.38%-4.75%,
  01/15/27-02/15/37)
  5.10%, 09/04/07                              400,226,667       400,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by a U.S.
  Government obligation valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                               80,218,222        80,172,969
============================================================================
    Total Repurchase Agreements (Cost
      $6,980,172,969)                                          6,980,172,969
============================================================================
TOTAL INVESTMENTS-100.30% (Cost
  $8,725,138,619)(c)                                           8,725,138,619
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.30)%                            (26,190,265)
============================================================================
NET ASSETS-100.00%                                            $8,698,948,354
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 1J.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-21.42%

FEDERAL FARM CREDIT BANK (FFCB)-0.90%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $30,000    $29,996,038
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-9.01%

Unsec. Bonds,
  5.25%                                        11/01/07     30,000     30,000,000
---------------------------------------------------------------------------------
  5.25%                                        11/13/07     25,000     25,000,000
---------------------------------------------------------------------------------
  5.38%                                        02/28/08     75,000     75,000,000
---------------------------------------------------------------------------------
  5.35%                                        07/30/08     30,000     30,000,000
---------------------------------------------------------------------------------
  5.40%                                        08/14/08     39,000     39,000,000
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds, 5.21%(a)    09/17/08     50,000     49,976,889
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     50,000     49,996,533
=================================================================================
                                                                      298,973,422
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     21,108     21,108,026
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c) 5.03%                   11/30/07     40,000     39,496,500
---------------------------------------------------------------------------------
  5.03%                                        12/21/07     30,000     29,534,725
---------------------------------------------------------------------------------
  5.04%                                        12/31/07     49,310     48,475,020
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              03/26/08     18,000     17,997,902
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Notes,
  5.36%(a)                                     09/27/07     75,000     74,997,304
=================================================================================
                                                                      231,609,477
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.53%

Unsec. Disc. Notes,(c)
  5.09%                                        02/13/08     50,000     48,834,458
---------------------------------------------------------------------------------
  4.99%                                        04/25/08     30,000     29,015,463
---------------------------------------------------------------------------------
  5.00%                                        05/12/08     30,000     28,941,667
---------------------------------------------------------------------------------
  5.01%                                        05/12/08     20,000     19,293,033
---------------------------------------------------------------------------------
  5.01%                                        06/06/08     25,000     24,029,312
=================================================================================
                                                                      150,113,933
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $710,692,870)                                             710,692,870
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-21.42% (Cost $710,692,870)                              710,692,870
=================================================================================



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-78.83%(D)

ABN AMRO Bank N.V., Joint agreement date
  8/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              $160,093,333   $  160,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,000,104; 0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              148,086,333       148,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543; 5.24%, 02/11/09)
  5.30%, 09/04/07                              104,949,743       104,887,976
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              160,094,222       160,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $250,145,833 (collateralized
  by U.S. Government obligations valued at
  $255,004,769; 0%, 12/28/07-01/31/08)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              348,204,933       348,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              $273,160,767   $  273,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,057,778
  (collateralized by U.S. Government
  obligations valued at $102,000,442;
  5.30%-10.38%, 04/16/10-02/15/21)
  5.20%, 09/04/07                              100,057,778       100,000,000
----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              703,421,668       703,007,675
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08)
  5.25%, 09/04/07                              $148,086,333   $  148,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,004,864; 0%-6.98%, 02/09/10-02/16/12)
  5.25%, 09/04/07                              150,087,500       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,614,895,651)                                          2,614,895,651
============================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $3,325,588,521)(e)                                           3,325,588,521
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                             (8,388,113)
============================================================================
NET ASSETS-100.00%                                            $3,317,200,408
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007. Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-68.33%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.25%

Fountain Square Commercial Funding Corp.
  (Acquired 08/07/07; Cost $19,589,147)
  5.35%(b)                                     09/04/07   $ 19,671    $   19,662,230
====================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-6.06%

Old Line Funding, LLC (Acquired 07/17/07;
  Cost $29,427,434)
  5.26%(b)                                     09/05/07     26,644        29,626,675
------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $54,385,761)
  5.27%(b)                                     09/07/07     54,738        54,689,967
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $40,318,156)
  5.68%(b)                                     10/12/07     40,697        40,433,736
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $102,094,747)
  5.90%(b)                                     09/17/07    102,633       102,363,873
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 08/07/07;
  Cost $106,663,710)
  5.33%(b)                                     10/02/07    107,548       107,054,385
------------------------------------------------------------------------------------
  (Acquired 08/07/07 Cost $55,232,505)
  5.35%(b)                                     09/10/07     55,513        55,438,751
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $53,137,070)
  5.35%(b)                                     10/03/07     53,583        53,328,183
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $34,697,979)
  5.45%(b)                                     10/05/07     35,000        34,819,847
====================================================================================
                                                                         477,755,417
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-8.88%

Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 07/19/07; Cost $14,085,887)
  5.26%(b)                                     09/12/07     14,200        14,177,177
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,626,667)
  5.60%(b)                                     09/11/07     75,000        74,883,333
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $97,415,539)
  5.65%(b)                                     09/17/07     98,000        97,753,911
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Legacy Capital Co., LLC (Multi CEP's- Liberty
  Hampshire Co., LLC; agent) (Acquired
  08/01/07; Cost $74,613,542)
  5.30%(b)                                     09/05/07   $ 75,000    $   74,955,834
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,749,014)
  5.32%(b)                                     09/06/07     50,000        49,963,090
------------------------------------------------------------------------------------
Long Lane Master Trust IV
  (CEP-Bank of America N.A.), (Acquired
  08/17/07; Cost $68,569,336)
  6.00%(b)                                     09/18/07     68,937        68,741,679
------------------------------------------------------------------------------------
Ticonderoga Funding, LLC
  (CEP-Bank of America N.A.) (Acquired
  08/03/07; Cost $24,870,937)
  5.31%(b)                                     09/07/07     25,000        24,977,875
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,875,633)
  5.33%(b)                                     10/02/07     15,000        14,931,154
------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank N.A.) (Acquired
  08/03/07; Cost $99,441,611)
  5.29%(b)                                     09/10/07    100,000        99,867,750
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,845,562)
  5.30%(b)                                     09/10/07     30,000        29,960,287
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $49,748,306)
  5.33%(b)                                     09/10/07     50,000        49,933,375
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $99,509,167)
  5.70%(b)                                     09/13/07    100,000        99,810,000
====================================================================================
                                                                         699,955,465
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-1.08%

Aquinas Funding, LLC
  (CEP-MBIA Insurance Corp.) (Acquired
  08/06/07; Cost $34,767,250)
  5.32%(b)                                     09/20/07     35,000        34,901,728
------------------------------------------------------------------------------------
Triple-A One Funding Corp.
  (CEP-MBIA Insurance Corp.), (Acquired
  08/13/07; Cost $50,002,282)
  5.80%(b)                                     09/11/07     50,237        50,156,062
====================================================================================
                                                                          85,057,790
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-10.70%

Amsterdam Funding Corp. (Acquired 08/06/07;
  Cost $27,875,400)
  5.34%(b)                                     09/05/07   $ 28,000    $   27,983,387
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,933,125)
  5.35%(b)                                     09/06/07     15,000        14,988,854
------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $24,865,938)
  5.85%(b)                                     09/17/07     25,000        24,935,000
------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $19,850,967)
  5.26%(b)                                     09/06/07     20,000        19,985,389
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $24,863,049)
  5.33%(b)                                     09/12/07     25,000        24,959,285
------------------------------------------------------------------------------------
Chariot Funding, LLC/LTD.
  (Acquired 07/31/07; Cost $20,722,082)
  5.28%(b)                                     09/17/07     20,869        20,820,027
------------------------------------------------------------------------------------
Charta LLC (Acquired 07/13/07; Cost
  $24,795,444)
  5.26%(b)                                     09/07/07     25,000        24,978,083
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,671,667)
  5.91%(b)                                     09/25/07     50,000        49,803,000
------------------------------------------------------------------------------------
Clipper Receivables Co., LLC (Acquired
  08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07     50,000        49,896,181
------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/16/07; Cost $49,679,875)
  5.91%(b)                                     09/24/07     50,000        49,811,208
------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 07/30/07;
  Cost $89,210,250)
  5.27%(b)                                     09/28/07     90,000        89,644,612
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,866,750)
  5.33%(b)                                     09/05/07     30,000        29,982,233
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $34,850,375)
  5.70%(b)                                     09/10/07     35,000        34,950,125
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  07/31/07; Cost $51,004,068)
  5.27%(b)                                     09/28/07     51,448        51,244,845
------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 07/31/07;
  Cost $59,998,284)
  5.27%(b)                                     09/28/07     60,521        60,281,791
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,527,000)
  5.28%(b)                                     09/13/07     75,000        74,868,000
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $24,888,229)
  5.55%(b)                                     09/07/07     25,000        24,976,875
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (Acquired 08/06/07;
  Cost $29,862,050)
  5.34%(b)                                     09/06/07   $ 30,000    $   29,977,750
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $49,704,514)
  5.75%(b)                                     09/19/07     50,000        49,856,250
------------------------------------------------------------------------------------
Yorktown Capital, LLC (Acquired 08/02/07;
  Cost $89,300,400)
  5.28%(b)                                     09/24/07     90,000        89,696,400
====================================================================================
                                                                         843,639,295
====================================================================================

ASSET-BACKED SECURITIES- SECURITIES-1.26%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $74,527,000)
  5.28%(b)                                     09/12/07     75,000        74,879,000
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $24,819,993)
  5.29%(b)                                     09/19/07     25,000        24,933,875
====================================================================================
                                                                          99,812,875
====================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-7.90%

CAFCO, LLC
  (Acquired 07/17/07; Cost $49,627,417)
  5.26%(b)                                     09/06/07     50,000        49,963,472
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $14,702,320)
  5.28%(b)                                     09/14/07     14,800        14,771,781
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,647,667)
  5.29%(b)                                     09/20/07     50,000        49,860,535
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,610,965)
  5.29%(b)                                     09/25/07     50,000        49,823,833
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $99,207,250)
  5.29%(b)                                     09/26/07    100,000        99,632,986
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC
  (Acquired 07/13/07; Cost $59,535,367)
  5.26%(b)                                     09/04/07   $ 60,000    $   59,973,700
------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $74,430,167)
  5.26%(b)                                     09/07/07     75,000        74,934,250
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $74,429,083)
  5.27%(b)                                     09/21/07     75,000        74,780,417
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $24,790,208)
  5.30%(b)                                     10/04/07     25,000        24,878,542
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $49,573,056)
  5.30%(b)                                     10/05/07     50,000        49,749,722
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,588,021)
  5.65%(b)                                     09/14/07     75,000        74,846,979
====================================================================================
                                                                         623,216,217
====================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Caterpillar Financial Services Corp.
  5.23%                                        10/01/07     64,295        64,014,781
====================================================================================

CONSUMER FINANCE-10.08%

American Express Credit Corp.
  5.26%                                        09/21/07    100,000        99,707,778
------------------------------------------------------------------------------------
  5.27%                                        10/12/07    100,000        99,399,806
------------------------------------------------------------------------------------
  5.27%                                        10/17/07    100,000        99,326,611
------------------------------------------------------------------------------------
American Honda Finance Corp.
  5.25%                                        09/12/07     40,000        39,935,833
------------------------------------------------------------------------------------
  5.26%                                        10/29/07     34,775        34,480,301
------------------------------------------------------------------------------------
  5.27%                                        10/03/07     50,000        49,765,778
------------------------------------------------------------------------------------
  5.27%                                        10/05/07     50,000        49,751,139
------------------------------------------------------------------------------------
  5.30%                                        10/09/07    100,000        99,440,556
------------------------------------------------------------------------------------
  5.30%                                        10/10/07     25,000        24,856,458
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  5.28%                                        10/25/07    100,000        99,208,000
------------------------------------------------------------------------------------
  5.30%                                        10/24/07    100,000        99,219,722
====================================================================================
                                                                         795,091,982
====================================================================================

DIVERSIFIED BANKS-9.48%

Bank of America Corp.
  5.28%                                        10/15/07    100,000        99,355,278
------------------------------------------------------------------------------------
  5.32%                                        10/04/07     75,000        74,634,250
------------------------------------------------------------------------------------
  5.40%                                        10/15/07    100,000        99,340,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Citigroup Funding Inc.
  5.31%                                        09/04/07   $100,000    $   99,955,750
------------------------------------------------------------------------------------
  5.32%                                        09/19/07    100,000        99,734,000
------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.28%                                        09/05/07     75,000        74,956,000
------------------------------------------------------------------------------------
  5.31%                                        09/18/07    100,000        99,749,250
------------------------------------------------------------------------------------
  5.34%                                        09/14/07    100,000        99,807,167
====================================================================================
                                                                         747,531,695
====================================================================================

DIVERSIFIED CAPITAL MARKETS-2.20%

JPMorgan Chase & Co.
  5.23%                                        09/26/07     50,000        49,818,403
------------------------------------------------------------------------------------
  5.23%                                        10/26/07    100,000        99,200,972
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  5.27%                                        10/01/07     25,000        24,890,208
====================================================================================
                                                                         173,909,583
====================================================================================

FOOD DISTRIBUTORS-0.63%

Sysco Corp. (Acquired 08/29/07; Cost
  $49,576,278)
  5.26%(b)                                     10/26/07     50,000        49,598,194
====================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.23%                                        10/23/07    100,000        99,244,556
====================================================================================

MULTI-LINE INSURANCE-2.11%

AIG Funding, Inc.
  5.27%                                        10/17/07     50,000        49,663,306
------------------------------------------------------------------------------------
Hartford Financial Services Group (Acquired
  08/16/07; Cost $66,435,116)
  5.42%(b)                                     10/11/07     67,000        66,596,511
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,694,444)
  5.50%(b)                                     09/25/07     50,000        49,816,667
====================================================================================
                                                                         166,076,484
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

General Electric Capital Services
  5.23%                                        10/16/07     75,000        74,509,688
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-4.69%

Nestle Capital Corp.
  5.23%                                        10/23/07   $ 72,281    $   71,734,957
------------------------------------------------------------------------------------
  5.27%                                        10/18/07    100,000        99,311,972
------------------------------------------------------------------------------------
  5.30%                                        10/18/07    100,000        99,308,056
------------------------------------------------------------------------------------
  5.30%                                        10/19/07    100,000        99,293,333
====================================================================================
                                                                         369,648,318
====================================================================================
    Total Commercial Paper (Cost
      $5,388,724,570)                                                  5,388,724,570
====================================================================================

BANK NOTES-0.95%

DIVERSIFIED BANKS-0.95%

Wells Fargo & Co.
  5.45% (Cost $75,000,000)                     10/10/07     75,000        75,000,000
====================================================================================

MASTER NOTE AGREEMENTS-0.83%

Lehman Brothers Inc.
  (Acquired 06/27/07; Cost $50,000,000)
  5.49%(b)(c)(d)(e)(f)                              --      50,000        50,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/28/07; Cost $15,000,000)
  5.51%(b)(c)(d)(f)                            10/10/07     15,000        15,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $65,000,000)                                                        65,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.80%

FEDERAL HOME LOAN BANK (FHLB)-0.80%

Unsec. Disc. Notes, 4.20%(a)(c)
  (Cost $63,177,880)                           09/04/07   $ 63,200    $   63,177,880
====================================================================================

CERTIFICATE OF DEPOSIT-0.63%

State Street Bank & Trust Co., 5.45%
  (Cost $50,000,000)                           10/22/07     50,000        50,000,000
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-71.54% (Cost $5,641,902,450)                             5,641,902,450
====================================================================================

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-28.87%(G)

ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,003,910; 3.75%-6.63%,
 10/03/07-04/07/21)
 5.25%, 09/04/07                               $88,051,333    $   88,000,000
----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,148,611 (collateralized by U.S.
 Government obligations valued at
 $255,000,000; 4.55%-6.50%,
 03/01/33-06/01/37)
 5.35%, 09/04/07                                75,044,583        75,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $500,297,222, (collateralized by a
 U.S. Government obligation valued at
 $510,000,000; 5.00%, 06/01/35)
 5.35%, 09/04/07                               360,214,000       360,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 08/31/07, aggregate maturing value
 $750,450,000 (collateralized by U.S.
 Government obligations valued at
 $765,000,000; 3.78%-7.37%,
 02/01/21-06/01/47)
 5.40%, 09/04/07                               412,433,955       412,186,643
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
 agreement dated 08/31/07, aggregate maturing
 value $450,265,000 (collateralized by U.S.
 Government obligations valued at
 $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
 5.30%, 09/04/07                               288,169,600       288,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,004,769; 0%, 12/28/07-01/31/08)
 5.25%, 09/04/07                                90,052,500        90,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37)
  5.40%, 09/04/07                              $235,141,000   $  235,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $200,120,000 (collateralized by U.S.
  Government obligations valued at
  $204,000,128; 2.88%-6.25%,
  05/19/08-06/01/37)
  5.40%, 09/04/07                               35,021,000        35,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                               83,734,662        83,684,916
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by a U.S.
  Government obligation valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              $360,215,200   $  360,000,000
----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
  08/31/07, maturing value $250,149,444
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  5.00%-7.63%, 03/01/21-12/15/45)
  5.38%, 09/04/07                              250,149,444       250,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,276,871,559)                                          2,276,871,559
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $7,918,774,009)(h)(i)                                        7,918,774,009
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,621,867)
============================================================================
NET ASSETS-100.00%                                            $7,886,152,142
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $3,080,110,661, which represented 39.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Interest or dividend rate is redetermined periodically. Rate shown is rate in effect on August 31, 2007.
(g) Principal amount equals value at period end. See Note 1J.
(h) Also represents cost for federal income tax purposes.
(i) Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.15%

FEDERAL FARM CREDIT BANK (FFCB)-18.72%

Floating Rate Bonds,(a)
  5.20%                                        11/06/07   $ 25,000    $ 25,000,000
----------------------------------------------------------------------------------
  5.18%                                        05/02/08     20,000      19,997,359
----------------------------------------------------------------------------------
  5.38%                                        10/27/08     35,000      34,999,761
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.22%(a)           10/03/07     20,000      20,000,348
==================================================================================
                                                                        99,997,468
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-81.43%

Unsec. Bonds,
  5.25%                                        11/01/07     20,000      20,000,000
----------------------------------------------------------------------------------
  5.25%                                        11/13/07     15,000      15,000,000
----------------------------------------------------------------------------------
  5.35%                                        07/30/08     10,000      10,000,000
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Disc. Notes,(b)
  4.20%                                        09/04/07   $156,700    $156,645,155
----------------------------------------------------------------------------------
  5.14%                                        09/05/07     27,750      27,734,152
----------------------------------------------------------------------------------
  5.16%                                        09/05/07     50,000      49,971,333
----------------------------------------------------------------------------------
  5.13%                                        10/24/07     25,000      24,811,187
----------------------------------------------------------------------------------
  4.84%                                        11/13/07     11,147      11,037,598
----------------------------------------------------------------------------------
  5.12%                                        11/30/07      8,951       8,836,427
----------------------------------------------------------------------------------
  4.79%                                        01/11/08     12,038      11,826,573
----------------------------------------------------------------------------------
  4.84%                                        01/16/08     25,000      24,539,052
----------------------------------------------------------------------------------
  5.05%                                        02/06/08     15,000      14,667,542
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 4.94%(a)           02/07/08     20,000      20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  5.46%                                        03/14/08     15,000      14,996,694
----------------------------------------------------------------------------------
  5.21%                                        09/17/08     10,000       9,995,378
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,999,661
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,999,653
==================================================================================
                                                                       435,060,405
==================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $535,057,873)(c)                                                     535,057,873
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                                     (801,968)
==================================================================================
NET ASSETS-100.00%                                                    $534,255,905
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                  4,408,612,931     2,276,871,559    6,980,172,969   2,614,895,651              --
=================================================================================================================================
  Total investments                             24,664,858,824     7,918,774,009    8,725,138,619   3,325,588,521     535,057,873
=================================================================================================================================
Cash                                                    25,685                --           40,563          18,032         165,099
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 263,048,618                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          49,496,848           686,793        2,269,554       5,427,134       1,395,762
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 574,669           296,641          210,644          79,538          54,018
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           315,226           240,668          106,120          73,467          28,909
=================================================================================================================================
    Total assets                                24,978,319,870     7,919,998,111    8,727,765,500   3,331,186,692     536,701,661
_________________________________________________________________________________________________________________________________
=================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased                            613,590,802                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Amount due Custodian                                      --            23,433               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                        110,867,799        31,958,970       27,168,455      13,323,497       2,250,330
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            2,180,842           970,985          702,696         263,183          79,275
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses advanced                                59,620            97,052           22,588          25,182          36,974
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              735,147           604,206          748,548         277,324          39,157
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              56,699            18,145           16,685           8,793           3,039
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            195,329            56,710           57,196          24,229           3,381
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             261,545           116,468          100,978          64,076          33,600
=================================================================================================================================
    Total liabilities                              727,947,783        33,845,969       28,817,146      13,986,284       2,445,756
=================================================================================================================================
Net assets applicable to shares outstanding     $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $24,249,355,935   $7,885,376,812   $8,697,687,855   $3,316,947,678   $534,251,865
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,430           779,263          320,482         243,789           3,325
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,042,278)           (3,933)         940,017           8,941             715
=================================================================================================================================
                                                $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS:

Institutional Class                             $18,081,350,805   $3,479,265,692   $3,306,282,653   $1,328,963,649   $321,455,670
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                        $  885,779,337    $  632,810,624   $1,250,647,726   $ 599,041,083    $ 43,318,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                       $   81,408,106    $  409,935,818   $  414,628,768   $  26,598,053    $ 10,986,113
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                           $3,397,868,581    $2,146,528,390   $2,833,733,626   $ 730,316,024    $ 93,309,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                   $   39,244,292    $   30,949,509   $   69,761,859   $  16,949,389    $ 11,943,594
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                  $1,128,498,770    $  570,225,806   $  375,749,909   $ 297,560,607    $ 53,228,351
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                 $  636,222,196    $  616,436,303   $  448,143,813   $ 317,771,603    $     14,008
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

August 31, 2007

Short-Term Investments Trust

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             18,080,436,426     3,479,780,368    3,305,741,841   1,328,855,323     321,428,419
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                           885,767,370       632,927,201    1,250,545,408     599,003,598      43,343,235
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                           81,406,801       409,906,057      414,544,116      26,595,343      10,988,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                            3,397,807,165     2,146,596,363    2,833,300,601     730,275,202      93,307,997
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                       39,247,931        30,960,290       69,738,749      16,948,384      11,943,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                   1,128,508,226       570,202,375      375,683,644     297,536,336      53,230,024
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                    636,181,514       616,434,142      448,123,052     317,768,724          13,965
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, offering and redemption price
  per share for each class                      $         1.00    $         1.00   $         1.00   $        1.00    $       1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cost of investments                             $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                   $4,408,612,931    $2,276,871,559   $6,980,172,969   $2,614,895,651   $         --
=================================================================================================================================
Total Investments, at cost                      $24,664,858,824   $7,918,774,009   $8,725,138,619   $3,325,588,521   $535,057,873
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                   LIQUID ASSETS      STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                           $1,175,198,654    $423,117,047    $287,150,706    $153,101,776    $20,230,581
=================================================================================================================================

EXPENSES:

Advisory fees                                         32,853,305      11,812,872        8,370,866      2,888,608         708,216
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                           1,167,066         746,257          677,417        585,519         149,426
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                           956,878         340,523          266,559        146,310          18,820
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                             5,002,813       3,326,182        4,484,407      2,596,605         243,258
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              512,810       2,574,948        2,602,857        200,992          61,949
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                3,000,777       1,727,396        1,708,367        660,235          77,148
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          368,158         450,121          960,631        269,249         120,331
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,300,400         903,308          739,676        626,211         116,217
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        145,629          98,994           25,521         23,800               4
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                    1,907,343         708,772          485,665        259,975          34,476
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                672,258         260,382          180,617        107,814          25,097
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                             295,235         228,324          145,062        158,655          96,423
---------------------------------------------------------------------------------------------------------------------------------
Other                                                  1,021,111         512,461          350,404        261,011         115,040
=================================================================================================================================
    Total expenses                                    50,203,783      23,690,540       20,998,049      8,784,984       1,766,405
=================================================================================================================================
Less: Fees waived                                    (15,350,398)     (7,746,725)      (6,871,761)    (2,323,063)       (870,601)
=================================================================================================================================
    Net expenses                                      34,853,385      15,943,815       14,126,288      6,461,921         895,804
=================================================================================================================================
Net investment income                              1,140,345,269     407,173,232      273,024,418    146,639,855      19,334,777
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment securities             133,500              --        1,105,292         33,729             715
=================================================================================================================================
Net increase in net assets resulting from
  operations                                       $1,140,478,769    $407,173,232    $274,129,710    $146,673,584    $19,335,492
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                          ----------------------------------    ---------------------------------
                                                               2007               2006               2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                   $ 1,140,345,269    $   884,596,378    $   407,173,232    $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                                               133,500            911,060                 --                --
=================================================================================================================================
    Net increase in net assets resulting from operations    1,140,478,769        885,507,438        407,173,232       343,224,083
=================================================================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (847,648,082)      (639,998,716)      (226,509,468)     (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (49,488,449)       (42,306,265)       (32,952,863)      (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (3,210,986)        (2,936,707)       (16,145,867)       (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (155,031,976)      (127,479,313)       (89,354,604)      (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (1,611,752)        (1,939,893)        (1,972,728)       (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (58,030,918)       (42,131,448)       (23,002,200)      (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             (25,322,944)       (27,804,036)       (17,235,487)      (10,376,312)
=================================================================================================================================
    Total distributions from net investment income         (1,140,345,107)      (884,596,378)      (407,173,217)     (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                  --           (478,590)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                             --            (33,284)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            --             (1,910)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                --            (76,508)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        --               (538)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                       --            (32,914)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                      --             (1,728)                --                --
=================================================================================================================================
    Total distributions from net realized gains                        --           (625,472)                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions    (1,140,345,107)      (885,221,850)      (407,173,217)     (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                       3,022,574,348      2,776,520,511     (1,244,349,920)      156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (94,922,395)       171,846,264         41,516,502        34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    16,970,552         18,242,840        110,746,298       136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       683,993,231       (695,502,781)       767,567,082       469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                21,819,891       (110,822,387)       (24,940,348)      (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               39,400,419        186,260,377        244,901,202        53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             579,576,967       (409,826,741)        90,752,256       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    4,269,413,013      1,936,718,083        (13,806,928)    1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                   4,269,546,675      1,937,003,671        (13,806,913)    1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of year                                        19,980,825,412     18,043,821,741      7,899,959,055     6,588,245,783
=================================================================================================================================
  End of year*                                            $24,250,372,087    $19,980,825,412    $ 7,886,152,142    $7,899,959,055
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                $     2,058,430    $     2,058,268    $       779,263    $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $  273,024,418    $  212,999,652    $  146,639,855    $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        1,105,292          (152,503)           33,729            97,483
=================================================================================================================================
    Net increase in net assets resulting from operations        274,129,710       212,847,149       146,673,584       117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (104,584,939)      (79,707,716)      (65,418,169)      (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,516,106)      (32,061,314)      (25,343,990)      (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (15,597,130)      (10,237,180)       (1,240,627)       (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (84,180,517)      (73,667,977)      (33,676,292)      (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  (4,039,498)       (3,292,187)       (1,159,978)         (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (18,042,317)      (13,748,086)      (15,724,904)      (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                (4,063,919)         (285,192)       (4,075,889)       (2,281,723)
=================================================================================================================================
    Total distributions from net investment income             (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                              --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                  --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                          --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                         --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                        --                --                --                --
=================================================================================================================================
    Total distributions from net realized gains                          --                --                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions        (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         1,204,096,230           703,777      (483,324,430)      812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      278,127,382      (256,870,746)       80,511,634      (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      82,207,300        58,898,939       (13,001,827)        1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       1,475,831,081      (423,088,691)       73,952,886         2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (63,953,928)       56,501,483        (4,939,814)       17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 22,799,067        51,709,221         3,718,054        63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               446,267,839           985,905       289,049,310       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      3,445,374,971      (511,160,112)      (54,034,187)      631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                     3,446,480,255      (511,312,615)      (54,000,452)      632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of year                                           5,252,468,099     5,763,780,714     3,371,200,860     2,739,146,267
=================================================================================================================================
  End of year*                                               $8,698,948,354    $5,252,468,099    $3,317,200,408    $3,371,200,860
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                   $      320,482    $      307,718    $      243,789    $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 19,334,777    $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                    715             199
==========================================================================================
    Net increase in net assets resulting from operations        19,335,492       8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (9,372,684)     (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                      (2,356,207)     (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (374,519)       (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                         (3,858,878)     (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (508,313)        (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                                (2,864,255)       (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                     (690)           (689)
==========================================================================================
    Total distributions from net investment income             (19,335,546)     (8,125,913)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --              --
------------------------------------------------------------------------------------------
  Private Investment Class                                              --              --
------------------------------------------------------------------------------------------
  Personal Investment Class                                             --              --
------------------------------------------------------------------------------------------
  Cash Management Class                                                 --              --
------------------------------------------------------------------------------------------
  Reserve Class                                                         --              --
------------------------------------------------------------------------------------------
  Resource Class                                                        --              --
------------------------------------------------------------------------------------------
  Corporate Class                                                       --              --
==========================================================================================
    Total distributions from net realized gains                         --              --
==========================================================================================
    Decrease in net assets resulting from distributions        (19,335,546)     (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          241,352,014      (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (45,745,353)     19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                      4,443,368         935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                         61,058,867      (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                 11,505,791         437,737
------------------------------------------------------------------------------------------
  Resource Class                                                27,368,724      18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                      688          13,277
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        299,984,099      34,982,657
==========================================================================================
    Net increase (decrease) in net assets                      299,984,045      34,982,856
==========================================================================================

NET ASSETS:

  Beginning of year                                            234,271,860     199,289,004
==========================================================================================
  End of year*                                                $534,255,905    $234,271,860
==========================================================================================
  * Includes accumulated undistributed net investment income  $      3,325    $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds, except for Treasury Portfolio, may receive proceeds from litigation settlements involving such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

Short-Term Investments Trust

     the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows:

Liquid Assets Portfolio                                         0.15%
--------------------------------------------------------------------
STIC Prime Portfolio                                            0.15%
--------------------------------------------------------------------
Treasury Portfolio                                              0.15%
--------------------------------------------------------------------
Government and Agency Portfolio                                 0.10%
--------------------------------------------------------------------


Government TaxAdvantage Portfolio pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each class of each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Liquid Assets Portfolio                                         $12,564,508
---------------------------------------------------------------------------
STIC Prime Portfolio                                              5,144,943
---------------------------------------------------------------------------
Treasury Portfolio                                                3,769,413
---------------------------------------------------------------------------
Government & Agency Portfolio                                       938,531
---------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   678,136
---------------------------------------------------------------------------


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

Short-Term Investments Trust


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                            0.30%         0.55%         0.08%       0.87%       0.20%       0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                      0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  0.25%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the year ended August 31, 2007 FMC waived Plan fees of:

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                         $2,001,125     $136,749      $600,155     $47,861        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                            1,330,473       686,653       345,479     58,516     180,661        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                              1,793,763       694,095       341,673     124,882    147,935        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                   1,038,642        53,598       132,047     35,003     125,242        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 121,629        16,520        15,430     15,643      23,243        N/A
--------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2007, Liquid Assets Portfolio engaged in securities purchases of $1,900,000.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

Short-Term Investments Trust


    During the year ended August 31, 2007, the Trust paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees of $179,886. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                   2007               2006
                                                              ORDINARY INCOME    ORDINARY INCOME
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $1,140,345,107      $885,221,850
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                             407,173,217       343,224,083
------------------------------------------------------------------------------------------------
Treasury Portfolio                                               273,024,426       212,999,652
------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                    146,639,849       117,625,921
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 19,335,546         8,125,913
------------------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                  UNDISTRIBUTED     TEMPORARY BOOK/TAX    CAPITAL LOSS         SHARES OF
                                 ORDINARY INCOME       DIFFERENCES        CARRYFORWARD    BENEFICIAL INTEREST    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio            $4,103,341          $(2,044,911)       $(1,042,278)      $24,249,355,935      $24,250,372,087
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                1,680,080             (900,817)            (3,933)        7,885,376,812        7,886,152,142
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                  1,913,371             (652,872)                --         8,697,687,855        8,698,948,354
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio         497,100             (244,370)                --         3,316,947,678        3,317,200,408
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            70,536              (66,496)                --           534,251,865          534,255,905
---------------------------------------------------------------------------------------------------------------------------------


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Each Fund may have utilized capital loss carryforward in the current period to offset net realized capital gains for federal income tax purposes. The Funds below utilized capital loss carryforward in the current period as follows:

                                                                CAPITAL LOSS
                                                                CARRYFORWARD
                                                                  UTILIZED
----------------------------------------------------------------------------
Liquid Assets Portfolio                                           $133,500
----------------------------------------------------------------------------
Government & Agency Portfolio                                       24,788
----------------------------------------------------------------------------

Short-Term Investments Trust


    The Funds below have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                               AUGUST 31, 2011*       AUGUST 31, 2013*        TOTAL
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                             $   --               $1,042,278         $1,042,278
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                 1,014                    2,919              3,933
----------------------------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2007, the following Funds had reclassifications of permanent differences as follows:

                                                              UNDISTRIBUTED NET
                                                                 INVESTMENT        UNDISTRIBUTED NET
                                                                   INCOME            REALIZED GAIN
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                 $12,772             $(12,772)
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                      199                 (199)
----------------------------------------------------------------------------------------------------


These reclassifications had no effect on the net assets of each Fund.

Short-Term Investments Trust

NOTE 8--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED                               YEAR ENDED
                                                            AUGUST 31, 2007(A)                         AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               238,934,200,537    $ 238,934,200,537     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           19,597,812,083       19,597,812,083      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             456,768,244          456,768,244       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              35,299,025,326       35,299,025,326      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         374,465,191          374,465,191         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,687,259,809        8,687,259,809       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    10,734,821,522       10,734,821,522      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   398,026,805          398,026,805         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               26,789,852           26,789,852          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               2,199,469            2,199,469           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 100,581,216          100,581,216          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,225,585            1,225,585           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         51,847,804           51,847,804          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         2,785,427            2,785,427          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (236,309,652,994)    (236,309,652,994)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (19,719,524,330)     (19,719,524,330)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (441,997,161)        (441,997,161)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (34,715,613,311)     (34,715,613,311)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (353,870,885)        (353,870,885)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,699,707,194)      (8,699,707,194)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (10,158,029,982)     (10,158,029,982)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                      4,269,413,013    $   4,269,413,013       1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   21,624,735,483    $ 21,624,735,483     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,250,510,857       7,250,510,857      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              4,914,606,658       4,914,606,658      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  8,593,210,897       8,593,210,897      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            508,830,773         508,830,773        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,359,442,697       2,359,442,697      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        4,814,045,807       4,814,045,807      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       52,426,118          52,426,118         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  18,298,133          18,298,133         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 11,345,449          11,345,449          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     59,059,766          59,059,766         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,409,689           1,409,689          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            12,282,460          12,282,460         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           13,231,922          13,231,922          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (22,921,511,521)    (22,921,511,521)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (7,227,292,488)     (7,227,292,488)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (4,815,205,809)     (4,815,205,809)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,884,703,581)     (7,884,703,581)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (535,180,810)       (535,180,810)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,126,823,955)     (2,126,823,955)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (4,736,525,473)     (4,736,525,473)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                           (13,806,928)   $    (13,806,928)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,170,370,433    $ 12,170,370,433     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              11,768,966,288      11,768,966,288     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              3,296,804,616       3,296,804,616      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 15,602,939,433      15,602,939,433     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            679,380,067         679,380,067        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,305,324,643       2,305,324,643      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,026,789,860       1,026,789,860        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       24,718,278          24,718,278         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,103,797           8,103,797          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 12,643,517          12,643,517          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     14,516,711          14,516,711         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,933,321           2,933,321          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            11,141,233          11,141,233          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,732,685           2,732,685            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                  (10,990,992,481)    (10,990,992,481)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (11,498,942,703)    (11,498,942,703)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (3,227,240,833)     (3,227,240,833)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (14,141,625,063)    (14,141,625,063)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (746,267,316)       (746,267,316)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,293,666,809)     (2,293,666,809)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (583,254,706)       (583,254,706)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                         3,445,374,971    $  3,445,374,971       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,312,544,749    $ 13,312,544,749     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,477,066,272       3,477,066,272      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                273,507,552         273,507,552        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,181,233,587       5,181,233,587      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            224,069,435         224,069,435        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,846,951,288       1,846,951,288      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,656,210,462       1,656,210,462        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       39,124,555          39,124,555         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  15,207,056          15,207,056         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    264,646             264,646            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     30,497,618          30,497,618         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                926,390             926,390            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             9,705,455           9,705,455          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,841,659           2,841,659          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,834,993,734)    (13,834,993,734)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,411,761,694)     (3,411,761,694)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (286,774,025)       (286,774,025)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,137,778,319)     (5,137,778,319)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (229,935,639)       (229,935,639)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,852,938,689)     (1,852,938,689)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (1,370,002,811)     (1,370,002,811)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (54,034,187)   $    (54,034,187)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                           YEAR ENDED
                                                                  AUGUST 31, 2007(A)                     AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       4,138,948,149    $ 4,138,948,149     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    287,413,419        287,413,419       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    38,897,026         38,897,026        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       236,788,574        236,788,574       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                46,456,948         46,456,948         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              196,800,480        196,800,480        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           7,250,151          7,250,151         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        753,849            753,849           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         9,897              9,897             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         3,529,807          3,529,807         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     9,423              9,423             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,129,670          2,129,670           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  688                688               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (3,904,846,286)    (3,904,846,286)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (333,912,621)      (333,912,621)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (34,463,555)       (34,463,555)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (179,259,514)      (179,259,514)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (34,960,580)       (34,960,580)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (171,561,426)      (171,561,426)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              299,984,099    $   299,984,099        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 71% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

Short-Term Investments Trust


NOTE 10--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04       0.02      0.005       0.01
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00          0.00       0.00     (0.000)      0.00
====================================================================================================================
    Total from investment operations                             0.05          0.04       0.02      0.005       0.01
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)     (0.02)    (0.005)     (0.01)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.00)        --         --         --
====================================================================================================================
    Total distributions                                         (0.05)        (0.04)     (0.02)    (0.005)     (0.01)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  4.80%         4.00%      1.94%      0.50%      0.77%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,408       $64,434    $46,190    $48,166    $47,266
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)      0.67%      0.67%      0.67%      0.66%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.93%(b)      0.93%      0.94%      0.93%      0.92%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             4.70%(b)      3.95%      1.89%      0.49%      0.79%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $68,374,638.

STIC PRIME PORTFOLIO

                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02       0.005        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --      (0.000)         --
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02       0.005        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)     (0.005)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.81%          4.02%       1.96%       0.47%       0.72%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $409,936       $299,205    $162,749    $111,925    $133,719
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.67%       0.67%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.94%       0.94%       0.94%       0.93%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.70%(b)       3.98%       1.93%       0.46%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $ 343,326,439.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02       0.004        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00        0.00       0.000       (0.00)
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02       0.004        0.01
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)     (0.004)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --       (0.00)     (0.000)         --
=========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)     (0.004)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.59%          3.80%       1.81%       0.42%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $414,629       $332,351    $273,461    $304,225    $324,638
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.67%       0.67%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.95%       0.95%       0.94%       0.94%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.48%(b)       3.72%       1.78%       0.40%       0.73%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $ 347,047,603.

GOVERNMENT & AGENCY PORTFOLIO

                                                                               PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                               2007            2006         2005         2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00         $  1.00      $  1.00      $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05            0.04         0.02        0.005       0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00           (0.00)        0.00       (0.000)      0.00
==========================================================================================================================
    Total from investment operations                             0.05            0.04         0.02        0.005       0.01
==========================================================================================================================
Less dividends from net investment income                       (0.05)          (0.04)       (0.02)      (0.005)     (0.01)
==========================================================================================================================
Net asset value, end of period                                $  1.00         $  1.00      $  1.00      $  1.00    $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  4.73%           3.92%        1.88%        0.48%      0.74%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,598         $39,599      $38,024      $29,147    $21,132
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)        0.67%        0.67%        0.67%      0.67%
==========================================================================================================================
  Without fee waivers and/or expense reimbursements              0.90%(b)        0.91%        0.92%        0.90%      0.90%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net assets             4.63%(b)        3.90%        1.87%        0.48%      0.73%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $26,798,973.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                           PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                               2007          2006      2005      2004       2003
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00    $ 1.00    $  1.00    $ 1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05         0.04      0.02      0.004      0.01
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00         0.00      0.00      0.000      0.00
=================================================================================================================
    Total from investment operations                             0.05         0.04      0.02      0.004      0.01
=================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)       (0.04)    (0.02)    (0.004)    (0.01)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --           --        --     (0.000)    (0.00)
=================================================================================================================
    Total distributions                                         (0.05)       (0.04)    (0.02)    (0.004)    (0.01)
=================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $ 1.00    $  1.00    $ 1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                  4.63%        3.84%     1.83%      0.43%     0.69%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $10,986       $6,543    $5,607    $ 6,087    $6,415
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)     0.67%     0.67%      0.67%     0.68%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.05%(b)     1.12%     1.16%      1.08%     1.08%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets             4.53%(b)     3.76%     1.85%      0.43%     0.66%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $8,259,836.

Short-Term Investments Trust

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Personal Investment Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2007, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Personal Investment Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   of 5% per year before expenses, which is
                                             together with the amount you invested, to    not the Fund's actual return.
As a shareholder in the Personal             estimate the expenses that you paid over
Investment Class, you incur ongoing costs,   the period. Simply divide your account          The hypothetical account values and
including management fees, distribution      value by $1,000 (for example, an $8,600      expenses may not be used to estimate the
and/or service (12b-1) fees and other Fund   account value divided by $1,000 = 8.6),      actual ending account balance or expenses
expenses. This example is intended to help   then multiply the result by the number in    you paid for the period. You may use this
you understand your ongoing costs (in        the table under the heading entitled         information to compare the ongoing costs
dollars) of investing in the Funds and       "Actual Expenses Paid During Period" to      of investing in the Fund and other funds.
compare these costs with ongoing costs of    estimate the expenses you paid on your       To do so, compare this 5% hypothetical
investing in other mutual funds. The         account during this period.                  example with the 5% hypothetical examples
example is based on an investment of                                                      that appear in the shareholder reports of
$1,000 invested at the beginning of the      HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
period and held for the entire period        PURPOSES
March 1, 2007, through August 31, 2007.                                                      Please note that the expenses shown in
                                             The table below also provides information    the table are meant to highlight your
ACTUAL EXPENSES                              about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
The table below provides information about   actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
actual account values and actual expenses.   of return                                    help you determine the relative total
                                                                                          costs of owning different funds.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
FUND                (3/1/07)             (8/31/07)(1)            PERIOD(2)     (8/31/07)           PERIOD(2)           RATIO
Liquid Assets      $1,000.00              $1,023.90               $3.42        $1,021.83             $3.41             0.67%
STIC Prime          1,000.00               1,024.00                3.42         1,021.83              3.41             0.67
Treasury            1,000.00               1,022.50                3.42         1,021.83              3.41             0.67
Government &
Agency              1,000.00               1,023.50                3.42         1,021.83              3.41             0.67
Government
TaxAdvantage        1,000.00               1,023.00                3.42         1,021.83              3.41             0.67

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of Short   expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Term Investments Trust (the Trust) is        Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. Nature, Extent and Quality of Services
During contract renewal meetings held on     Sub-Committee's recommendations in making       Provided by AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This Sub-Committee structure  advisory agreement was considered            part, because of such knowledge. The Board
permits the Trustees to focus on the         separately, although the Board also          also considered the steps that AIM and its
performance of the AIM Funds that have       considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
Sub-Committees meet with portfolio managers  advisory fees for each Fund and the other    the Board's approval of the continuance of
for their assigned funds and other members   AIM Funds are the result of years of         each Fund's advisory agreement.
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      B. Fund Performance
objective(s), policies, strategies and       focus to a greater extent on certain
limitations of these funds.                  aspects of these arrangements in some        GOVERNMENT & AGENCY PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a              The Board compared the Fund's
throughout the year, the Sub-Committees      particular year may be based in part on      performance during the past one, three and
meet at designated contract renewal          their deliberations and conclusions of       five calendar years to the performance of
meetings each year to conduct an in-depth    these same arrangements throughout the       funds in the Fund's Lipper peer group that
review of the performance, fees and          year and in prior years.                     are not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Institutional U.S. Government Money Market
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           Funds Index. The Board also reviewed the
data regarding all the AIM Funds prepared                                                 methodology used by Lipper to identify the
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Fund's peers. The Board noted that the
under the direction and supervision of the   of the Senior Officer's independent          Fund's performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             median performance of its peers for the
prepares a separate analysis of this         discussion of the material factors and       one, three and five year periods. The
information for the Trustees. Each           related conclusions that formed the basis    Board noted that the Fund's performance
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      was comparable to the performance of the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Index for the one, three and five year
performance, fees and                        stated, information set forth below is as    periods. The Board also considered the
                                             of                                           steps AIM has taken over the last several
                                                                                          years to improve the quality and
                                                                                          efficiency of the services that AIM
                                                                                          provides to the AIM

                                                                                                                         (continued)

Short-Term Investments Trust

Funds. The Board concluded that AIM          formance of funds in the Fund's Lipper       strategies comparable to those of the
continues to be responsive to the Board's    peer group that are not managed by AIM,      Fund, including one mutual fund advised by
focus on fund performance. Although the      and against the performance of all funds     AIM. The Board noted that the Fund's rate
independent written evaluation of the        in the Lipper Institutional Money Market     was below the rate for the mutual fund.
Fund's Senior Officer (discussed below)      Funds Index. The Board also reviewed the
only considered Fund performance through     methodology used by Lipper to identify the      The Board noted that AIM has
the most recent calendar year, the Board     Fund's peers. The Board noted that the       contractually agreed to waive fees and/or
also reviewed more recent Fund performance   Fund's performance was comparable to the     limit expenses of the Fund through at
and this review did not change their         median performance of its peers for the      least June 30, 2008 in an amount necessary
conclusions.                                 one, three and five year periods. The        to limit total annual operating expenses
                                             Board noted that the Fund's performance      to a specified percentage of average daily
GOVERNMENT TAXADVANTAGE PORTFOLIO            was comparable to the performance of the     net assets for each class of the Fund. The
                                             Index for the one, three and five year       Board considered the contractual nature of
The Board compared the Fund's performance    periods. The Board also considered the       this fee waiver and noted that it remains
during the past one, three and five          steps AIM has taken over the last several    in effect until at least June 30, 2008.
calendar years to the performance of funds   years to improve the quality and             The Board reviewed the Fund's effective
in the Fund's Lipper peer group that are     efficiency of the services that AIM          advisory fee rate, after taking account of
not managed by AIM, and against the          provides to the AIM Funds. The Board         this expense limitation, and considered
performance of all funds in the Lipper       concluded that AIM continues to be           the effect this expense limitation would
Institutional U.S. Government Money Market   responsive to the Board's focus on fund      have on the Fund's estimated total
Funds Index. The Board also reviewed the     performance. Although the independent        expenses. The Board concluded that the
methodology used by Lipper to identify the   written evaluation of the Fund's Senior      levels of fee waivers/expense limitations
Fund's peers. The Board noted that the       Officer (discussed below) only considered    for the Fund were fair and reasonable.
Fund's performance was comparable to the     Fund performance through the most recent
median performance of its peers for the      calendar year, the Board also reviewed          After taking account of the Fund's
one, three and five year periods. The        more recent Fund performance and this        contractual advisory fee rate, as well as
Board noted that the Fund's performance      review did not change their conclusions.     the comparative advisory fee information
was comparable to the performance of the                                                  and the expense limitation discussed
Index for the one, three and five year       TREASURY PORTFOLIO                           above, the Board concluded that the Fund's
periods. The Board also considered the                                                    advisory fees were fair and reasonable.
steps AIM has taken over the last several    The Board compared the Fund's performance
years to improve the quality and             during the past one, three and five          GOVERNMENT TAXADVANTAGE PORTFOLIO
efficiency of the services that AIM          calendar years to the performance of funds
provides to the AIM Funds. The Board         in the Fund's Lipper peer group that are        The Board compared the Fund's
concluded that AIM continues to be           not managed by AIM, and against the          contractual advisory fee rate to the
responsive to the Board's focus on fund      performance of all funds in the Lipper       contractual advisory fee rates of funds in
performance. Although the independent        Institutional U.S. Treasury Money Market     the Fund's Lipper peer group that are not
written evaluation of the Fund's Senior      Funds Index. The Board also reviewed the     managed by AIM, at a common asset level
Officer (discussed below) only considered    methodology used by Lipper to identify the   and as of the end of the past calendar
Fund performance through the most recent     Fund's peers. The Board noted that the       year. The Board noted that the Fund's
calendar year, the Board also reviewed       Fund's performance was comparable to the     advisory fee rate was below the median
more recent Fund performance and this        median performance of its peers for the      advisory fee rate of its peers. The Board
review did not change their conclusions.     one, three and five year periods. The        also reviewed the methodology used by
                                             Board noted that the Fund's performance      Lipper and noted that the contractual fee
LIQUID ASSETS PORTFOLIO                      was above the performance of the Index for   rates shown by Lipper include any
                                             the one and three year periods, and above    applicable long-term contractual fee
The Board compared the Fund's performance    such Index for the five year period. The     waivers. The Board also compared the
during the past one, three and five          Board also considered the steps AIM has      Fund's contractual advisory fee rate to
calendar years to the performance of funds   taken over the last several years to         the contractual advisory fee rates of
in the Fund's Lipper peer group that are     improve the quality and efficiency of the    other clients of AIM and its affiliates
not managed by AIM, and against the          services that AIM provides to the AIM        with investment strategies comparable to
performance of all funds in the Lipper       Funds. The Board concluded that AIM          those of the Fund, including one mutual
Institutional Money Market Funds Index.      continues to be responsive to the Board's    fund advised by AIM. The Board noted that
The Board also reviewed the methodology      focus on fund performance. Although the      the Fund's rate was above the rate for the
used by Lipper to identify the Fund's        independent written evaluation of the        mutual fund.
peers. The Board noted that the Fund's       Fund's Senior Officer (discussed below)
performance was comparable to the median     only considered Fund performance through        The Board noted that AIM has
performance of its peers for the one,        the most recent calendar year, the Board     contractually agreed to waive fees and/or
three and five year periods. The Board       also reviewed more recent Fund performance   limit expenses of the Fund through at
noted that the Fund's performance was        and this review did not change their         least June 30, 2008 in an amount necessary
comparable to the performance of the Index   conclusions.                                 to limit total annual operating expenses
for the one, three and five year periods.                                                 to a specified percentage of average daily
The Board also considered the steps AIM      C. Advisory Fees and Fee Waivers             net assets for each class of the Fund. The
has taken over the last several years to                                                  Board considered the contractual nature of
improve the quality and efficiency of the    GOVERNMENT & AGENCY PORTFOLIO                this fee waiver and noted that it remains
services that AIM provides to the AIM                                                     in effect until at least June 30, 2008.
Funds. The Board concluded that AIM          The Board compared the Fund's contractual    The Board reviewed the Fund's effective
continues to be responsive to the Board's    advisory fee rate to the contractual         advisory fee rate, after taking account of
focus on fund performance. Although the      advisory fee rates of funds in the Fund's    this expense limitation, and considered
independent written evaluation of the        Lipper peer group that are not managed by    the effect this expense limitation would
Fund's Senior Officer (discussed below)      AIM, at a common asset level and as of the   have on the Fund's estimated total
only considered Fund performance through     end of the past calendar year. The Board     expenses. The Board concluded that the
the most recent calendar year, the Board     noted that the Fund's advisory fee rate      levels of fee waivers/expense limitations
also reviewed more recent Fund performance   was below the median advisory fee rate of    for the Fund were fair and reasonable.
and this review did not change their         its peers. The Board also reviewed the
conclusions.                                 methodology used by Lipper and noted that       After taking account of the Fund's
                                             the contractual fee rates shown by Lipper    contractual advisory fee rate, as well as
STIC PRIME PORTFOLIO                         include any applicable long-term             the comparative advisory fee information
                                             contractual fee waivers. The Board also      and the expense limitation discussed
The Board compared the Fund's performance    compared the Fund's contractual advisory     above, the Board concluded that the Fund's
during the past one, three and five          fee rate to the contractual advisory fee     advisory fees were fair and reasonable.
calendar years to the per-                   rates of other clients of AIM and its
                                             affiliates with investment                                                  (continued)

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO                      necessary to limit total annual operating    include any breakpoints. The Board
                                             expenses to a specified percentage of        considered whether it would be appropriate
The Board compared the Fund's contractual    average daily net assets for each class of   to add advisory fee breakpoints for each
advisory fee rate to the contractual         the Fund. The Board considered the           Fund or whether, due to the nature of each
advisory fee rates of funds in the Fund's    contractual nature of this fee waiver and    Fund and the advisory fee structures of
Lipper peer group that are not managed by    noted that it remains in effect until at     comparable funds, it was reasonable to
AIM, at a common asset level and as of the   least June 30, 2008. The Board reviewed      structure the advisory fee without
end of the past calendar year. The Board     the Fund's effective advisory fee rate,      breakpoints. Based on this review, the
noted that the Fund's advisory fee rate      after taking account of this expense         Board concluded that it was not necessary
was below the median advisory fee rate of    limitation, and considered the effect this   to add breakpoints to the Funds' advisory
its peers. The Board also reviewed the       expense limitation would have on the         fee schedule. Based on this information,
methodology used by Lipper and noted that    Fund's estimated total expenses. The Board   the Board concluded that, absent
the contractual fee rates shown by Lipper    concluded that the levels of fee waivers/    breakpoints, each Fund's contractual
include any applicable long-term             expense limitations for the Fund were fair   advisory fees remain constant and do not
contractual fee waivers. The Board also      and reasonable.                              reflect economies of scale. The Board also
compared the Fund's contractual advisory                                                  noted that each Fund shares directly in
fee rate to the contractual advisory fee        After taking account of the Fund's        economies of scale through lower fees
rates of other clients of AIM and its        contractual advisory fee rate, as well as    charged by third party service providers
affiliates with investment strategies        the comparative advisory fee information     based on the combined size of all of the
comparable to those of the Fund, including   and the expense limitation discussed         AIM Funds and affiliates.
one mutual fund advised by AIM and two       above, the Board concluded that the Fund's
private funds sub-advised by an AIM          advisory fees were fair and reasonable.      GOVERNMENT TAXADVANTAGE PORTFOLIO
affiliate. The Board noted that the Fund's
rate was: (i) the same as the rate for the   TREASURY PORTFOLIO                           The Board considered the extent to
mutual fund; and (ii) above the rates for                                                 which there are economies of scale in
the two private funds.                       The Board compared the Fund's contractual    AIM's provision of advisory services to
                                             advisory fee rate to the contractual         the Fund. The Board also considered
   The Board noted that AIM has              advisory fee rates of funds in the Fund's    whether the Fund benefits from such
contractually agreed to waive fees and/or    Lipper peer group that are not managed by    economies of scale through contractual
limit expenses of the Fund through at        AIM, at a common asset level and as of the   breakpoints in the Fund's advisory fee
least June 30, 2008 in an amount necessary   end of the past calendar year. The Board     schedule or through advisory fee waivers
to limit total annual operating expenses     noted that the Fund's advisory fee rate      or expense limitations. The Board noted
to a specified percentage of average daily   was below the median advisory fee rate of    that the Fund's contractual advisory fee
net assets for each class of the Fund. The   its peers. The Board also reviewed the       schedule includes two breakpoints and that
Board considered the contractual nature of   methodology used by Lipper and noted that    the level of the Fund's advisory fees, as
this fee waiver and noted that it remains    the contractual fee rates shown by Lipper    a percentage of the Fund's net assets, has
in effect until at least June 30, 2008.      include any applicable long-term             decreased as net assets increased because
The Board reviewed the Fund's effective      contractual fee waivers. The Board noted     of the breakpoints. Based on this
advisory fee rate, after taking account of   that AIM does not serve as an advisor to     information, the Board concluded that the
this expense limitation, and considered      other mutual funds or other clients with     Fund's advisory fees appropriately reflect
the effect this expense limitation would     investment strategies comparable to those    economies of scale at current asset
have on the Fund's estimated total           of the Fund.                                 levels. The Board also noted that the Fund
expenses. The Board concluded that the                                                    shares directly in economies of scale
levels of fee waivers/expense limitations       The Board noted that AIM has              through lower fees charged by third party
for the Fund were fair and reasonable.       contractually agreed to waive fees and/or    service providers based on the combined
                                             limit expenses of the Fund through at        size of all of the AIM Funds and
   After taking account of the Fund's        least June 30, 2008 in an amount necessary   affiliates.
contractual advisory fee rate, as well as    to limit total annual operating expenses
the comparative advisory fee information     to a specified percentage of average daily   E. Profitability and Financial Resources
and the expense limitation discussed         net assets for each class of the Fund. The      of AIM
above, the Board concluded that the Fund's   Board considered the contractual nature of
advisory fees were fair and reasonable.      this fee waiver and noted that it remains    The Board reviewed information from AIM
                                             in effect until at least June 30, 2008.      concerning the costs of the advisory and
STIC PRIME PORTFOLIO                         The Board reviewed the Fund's effective      other services that AIM and its affiliates
                                             advisory fee rate, after taking account of   provide to each Fund and the profitability
The Board compared the Fund's contractual    this expense limitation, and considered      of AIM and its affiliates in providing
advisory fee rate to the contractual         the effect this expense limitation would     these services. The Board also reviewed
advisory fee rates of funds in the Fund's    have on the Fund's estimated total           information concerning the financial
Lipper peer group that are not managed by    expenses. The Board concluded that the       condition of AIM and its affiliates. The
AIM, at a common asset level and as of the   levels of fee waivers/expense limitations    Board also reviewed with AIM the
end of the past calendar year. The Board     for the Fund were fair and reasonable.       methodology used to prepare the
noted that the Fund's advisory fee rate                                                   profitability information. The Board
was comparable to the median advisory fee       After taking account of the Fund's        considered the overall profitability of
rate of its peers. The Board also reviewed   contractual advisory fee rate, as well as    AIM, as well as the profitability of AIM
the methodology used by Lipper and noted     the comparative advisory fee information     in connection with managing each Fund. The
that the contractual fee rates shown by      and the expense limitation discussed         Board noted that AIM continues to operate
Lipper include any applicable long-term      above, the Board concluded that the Fund's   at a net profit, although increased
contractual fee waivers. The Board also      advisory fees were fair and reasonable.      expenses in recent years have reduced the
compared the Fund's contractual advisory                                                  profitability of AIM and its affiliates.
fee rate to the contractual advisory fee     D. Economies of Scale and Breakpoints        The Board concluded that each Fund's
rates of other clients of AIM and its                                                     advisory fees were fair and reasonable,
affiliates with investment strategies        GOVERNMENT & AGENCY PORTFOLIO, LIQUID        and that the level of profits realized by
comparable to those of the Fund, including   ASSETS PORTFOLIO, STIC PRIME PORTFOLIO AND   AIM and its affiliates from providing
one mutual fund advised by AIM and two       TREASURY PORTFOLIO                           services to each Fund was not excessive in
private funds sub-advised by an AIM                                                       light of the nature, quality and extent of
affiliate. The Board noted that the Fund's   The Board considered the extent to which     the services provided. The Board
rate was: (i) the same as the rate for the   there are economies of scale in AIM's        considered whether AIM is financially
mutual fund; and (ii) above the rates for    provision of advisory services to each       sound and has the resources necessary to
the two private funds.                       Fund. The Board also considered whether      perform its obligations under the Funds'
                                             each Fund benefits from such economies of    advisory agreement, and concluded that AIM
   The Board noted that AIM has              scale through contractual breakpoints in     has the financial resources necessary to
contractually agreed to waive fees and/or    the Fund's advisory fee schedule or          fulfill these obligations.
limit expenses of the Fund through at        through advisory fee waivers or expense
least June 30, 2008 in an amount             limitations. The Board noted that the                                       (continued)
                                             Funds' contractual advisory fee schedules
                                             do not

Short-Term Investments Trust

F. Independent Written Evaluation of the
   Funds' Senior Officer

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. Collateral Benefits to AIM and its
   Affiliates

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to each Fund.

   The Board considered the benefits
realized by AIM as a result of portfolio brokerage transactions executed through
"soft dollar" arrangements. Under these
arrangements, portfolio brokerage
commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM's expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for each Fund and may therefore benefit Fund shareholders. The
Board concluded that AIM's soft dollar
arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

Short-Term Investments Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

    Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:


FEDERAL AND STATE INCOME TAX

                                                  LONG TERM                               CORPORATE DIVIDENDS
                                                   CAPITAL          QUALIFIED DIVIDEND         RECEIVED           U.S. TREASURY
                                              GAIN DISTRIBUTIONS         INCOME*              DEDUCTION*           OBLIGATIONS*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                --                 0.00%                  0.00%                 0.02%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                   --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                     --                 0.00%                  0.00%                 0.20%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                          --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                      --                 0.00%                  0.00%                   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                 QUALIFIED        QUALIFIED INTEREST
                                                              SHORT-TERM GAINS         INCOME**
----------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                --               43.39%
----------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   --               76.40%
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                $12,772                 100%
----------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                          --                 100%
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 $   199                 100%
____________________________________________________________________________________________________
====================================================================================================

** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                             NOVEMBER 30, 2006       FEBRUARY 28, 2007       MAY 31, 2007       AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                              100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                 100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                   100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                        100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  99.98%                  99.99%               99.98%               99.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Short-Term Investments Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and Executive                      President, A I M Management Group Inc.
  Vice President                             (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1980       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1981       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Short-Term Investments Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1989       Head of INVESCO's World Wide Fixed        N/A
  President and Principal                    Income and Cash Management Group;
  Executive Officer                          Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC
Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC
Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Funds from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                          [AIM INVESTMENTS LOGO]
AIMinvestments.com  STIT-AR-6  Fund Management Company  --REGISTERED TRADEMARK--

                                                        PRIVATE INVESTMENT CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                 [COVER IMAGE]

ANNUAL

Inside This Report

Letters to Shareholders...................    2
Fund Data.................................    4
Fund Objectives and Strategies............    4
Fund Composition by Maturity..............    5
Schedule of Investments...................    6
Financial Statements......................   31
Notes to Financial Statements.............   37
Financial Highlights......................   47
Auditor's Report..........................   51
Fund Expenses.............................   52
Approval of Advisory Agreement............   53
Tax Information...........................   57
Trustees and Officers.....................   58

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the
                                             Private Investment Class of AIM Short-Term Investments Trust, part of AIM Cash
                                             Management, for the fiscal year ended August 31, 2007. Thank you for investing with
    [KELLEY                                  us.
     PHOTO]
                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide
Karen Dunn Kelley                            competitive returns and maintain a relatively short maturity structure.

                                                Each Portfolio continues to maintain the highest credit quality rating given by the three most widely known Nationally Recognized Statistical Rating Organizations:
                                             AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                                             During the fiscal year covered by this report:

                                             o  The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of
                                                3.8% in the second quarter of 2007.(1)

                                             o  One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%(2)
                                                excluding food and energy, near the top end of the U.S. Federal Reserve Board's
                                                (the Fed) assumed "comfort zone" for inflation.(3)

                                                After raising the federal funds target rate at 17 consecutive meetings from June
                                             2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25% throughout the fiscal year. In a statement following its early August meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4) It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money easily, the economy tends to slow.

                                                While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             IN CONCLUSION

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,


                                             /S/ KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources: (1)Bureau of Economic Analysis; (2)Bureau of Labor Statistics;
                                             (3)BusinessWeek; (4)U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc.
                                             These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
                                             Statements of fact are from sources considered reliable, but A I M Advisors, Inc.
                                             makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
    [CROCKETT                                reduced shareholder costs, and high ethical standards.
      PHOTO]
                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO
                                             PLC, the parent company of AIM Investments --REGISTERED TRADEMARK-- (AIM), and Phil
Bruce L. Crockett                            Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than
                                             30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as Director of
                                             AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab, then select the "Investment Advisory Agreement Renewals" link.

                                                Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world.
                                             INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.),
                                             Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities.
                                             Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash
                                             Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

Short-Term Investments Trust

====================================================================================================================================
FUND DATA

PRIVATE INVESTMENT CLASS DATA AS OF 8/31/07

FUND                                          YIELDS                        WEIGHTED AVERAGE MATURITY             TOTAL NET ASSETS
                                                                         Range During
                                   7-Day               Monthly             Reporting          At Fiscal
                                   SEC Yield           Yield                Period             Year-End

Liquid Assets                         5.04%              4.98%            29-59 days           32 days             $885.77 million

STIC Prime                            5.02               4.99             11-21 days           20 days              632.81 million

Treasury                              4.47               4.28              9-52 days           37 days                1.25 billion

Government & Agency                   4.81               4.79             21-47 days           32 days              599.04 million

Government TaxAdvantage               4.71               4.72             14-43 days           36 days               43.31 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 4.78%, 4.75%, 4.19%, 4.57% and 4.21% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government
TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of           consistent with the preservation of capital and the maintenance
capital and liquidity.                                             of liquidity.

   The Fund invests primarily in short-term money market              The Fund invests in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                 and other securities issued or guaranteed as to payment of
dollar-denominated obligations, which include commercial paper,    principal and interest by the U.S. government or by its agencies
certificates of deposit, master and promissory notes, municipal    or instrumentalities, as well as repurchase agreements secured
securities and repurchase agreements.                              by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                   GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the maintenance    Government TaxAdvantage Portfolio seeks to maximize current
of liquidity.                                                      income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with                The Fund may invest in direct obligations of the U.S. Treasury
maturities of 60 days or less, including certificates of           and in U.S. government agency securities with maturities of 397
deposit, repurchase agreements and master notes.                   days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some
TREASURY PORTFOLIO                                                 jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a
Treasury Portfolio seeks to maximize current income consistent     fund not designed to comply with state tax considerations. This
with the preservation of capital and the maintenance of            does not constitute tax advice. Please consult your tax advisor
liquidity.                                                         for your particular situation.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

======================================================================          ====================================================

FUND COMPOSITION BY MATURITY                                                     FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/07                                                           IN DAYS, AS OF 8/31/07

             LIQUID                      GOVERNMENT      GOVERNMENT              STIC PRIME PORTFOLIO
             ASSETS        TREASURY       & AGENCY      TAXADVANTAGE
           PORTFOLIO*     PORTFOLIO     PORTFOLIO**      PORTFOLIO**             1-7                               40.3%

1-7           42.9%          80.0%          80.1%           59.7%                8-14                              12.2

8-30          22.9            0.0            4.3            11.2                 15-21                             10.7

31-90         28.2            0.0            3.2            16.0                 22-28                              8.1

91-180         4.2           14.1            5.0            11.2                 29-35                              6.9

181+           1.8            5.9            7.4             1.9                 36-42                              5.1

                                                                                 43-60                             16.7

======================================================================          ====================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE
TO LOSE MONEY BY INVESTING IN THE FUND.

====================================================================================================================================

====================================================================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE
INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

====================================================================================================================================

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-46.44%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-1.46%

Amstel Funding Corp. (Acquired 08/10/07; Cost
  $151,978,749)
  5.75%(b)(c)                                  09/13/07   $    152,735   $   152,442,258
----------------------------------------------------------------------------------------
Atlantis One Funding Corp. (Acquired
  07/31/07; Cost $115,346,362)
  5.26%(b)(c)                                  10/31/07        116,918       115,893,019
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Acquired 08/15/07; Cost $86,322,575)
  5.66%(b)                                     11/05/07         87,450        86,556,310
========================================================================================
                                                                             354,891,587
========================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.88%

Old Line Funding, LLC (Acquired 08/06/07;
  Cost $89,492,700)
  5.34%(b)                                     09/13/07         90,000        89,839,800
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $123,720,625)
  5.34%(b)                                     10/15/07        125,000       124,184,167
========================================================================================
                                                                             214,023,967
========================================================================================

ASSET-BACKED SECURITIES- FULLY BACKED-1.43%

Curzon Funding Ltd./LLC (CEP-American
  Insurance Group, Inc.)
  (Acquired 07/31/07; Cost $98,626,556)
  5.26%(b)                                     11/02/07        100,000        99,094,111
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $98,582,722)
  5.26%(b)                                     11/05/07        100,000        99,050,278
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $47,852,167)
  5.26%(b)                                     11/06/07        150,000       148,553,500
========================================================================================
                                                                             346,697,889
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-10.90%

Concord Minutemen Capital Co., LLC- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 04/18/07; Cost $50,007,916)
  5.19%(b)                                     10/18/07   $     51,363   $    51,014,973
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $48,887,778)
  5.20%(b)                                     09/14/07         50,000        49,906,111
----------------------------------------------------------------------------------------
  (Acquired 06/18/07; Cost $59,323,598)
  5.26%(b)                                     09/17/07         60,123        59,982,446
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $96,270,139)
  5.13%(b)                                     02/07/08        100,000        97,736,458
----------------------------------------------------------------------------------------
  (Acquired 04/04/07; Cost $194,769,250)
  5.15%(b)                                     10/04/07        200,000       199,056,750
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $116,874,733)
  5.18%(b)                                     10/10/07        120,000       119,326,600
----------------------------------------------------------------------------------------
Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 03/16/07; Cost $121,704,687)
  5.13%(b)                                     09/17/07        125,000       124,715,000
----------------------------------------------------------------------------------------
  (Acquired 03/16/07; Cost $150,901,865)
  5.15%(b)                                     09/17/07        155,000       154,645,567
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $211,989,045)
  5.48%(b)                                     11/13/07        215,000       212,610,872
----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/17/07; Cost $78,962,601)
  5.16%(b)                                     12/03/07         81,293        80,209,364
----------------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $116,816,800)
  5.19%(b)                                     10/17/07        120,000       119,204,200
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
  (Acquired 08/01/07; Cost $123,243,333)
  5.27%(b)                                     11/05/07   $    125,000   $   123,810,590
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $174,146,583)
  5.32%(b)                                     09/04/07        175,000       174,922,417
----------------------------------------------------------------------------------------
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 07/10/07; Cost $31,017,193)
  5.25%(b)                                     10/10/07         31,439        31,260,191
----------------------------------------------------------------------------------------
  (Acquired 07/09/07; Cost $149,161,691)
  5.26%(b)                                     10/10/07        119,772       119,089,499
----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
  of America, N.A.)
  (Acquired 08/06/07; Cost $99,525,333)
  5.34%(b)                                     09/07/07        100,000        99,911,000
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $81,832,356)
  6.00%(b)                                     09/10/07         82,161        82,037,759
----------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 05/02/07; Cost $145,395,417)
  5.14%(b)(c)                                  12/04/07        150,000       147,986,833
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)
  (Acquired 07/24/07; Cost $146,433,517)
  5.28%(b)                                     09/05/07        147,362       147,275,629
----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank, N.A.)
  (Acquired 07/13/07; Cost $99,212,500)
  5.25%(b)                                     09/05/07        100,000        99,941,667
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $149,033,125)
  5.95%(b)                                     09/25/07        150,000       149,405,000
========================================================================================
                                                                           2,642,491,314
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-0.69%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 07/19/07; Cost $32,630,398)
  5.26%(b)                                     10/19/07   $     33,075   $    32,843,034
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $132,709,133)
  5.61%(b)                                     11/16/07        134,682       133,086,916
========================================================================================
                                                                             165,929,950
========================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-14.67%

Amsterdam Funding Corp.
  (Acquired 08/03/07; Cost $114,420,017)
  5.34%(b)                                     09/06/07        115,000       114,914,708
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $198,977,778)
  5.75%(b)                                     09/14/07        200,000       199,584,722
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $49,731,875)
  5.85%(b)                                     09/17/07         50,000        49,870,000
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/03/07; Cost $179,822,177)
  5.32%(b)                                     09/17/07        181,026       180,597,974
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $105,004,530)
  5.36%(b)                                     09/10/07        105,523       105,381,599
----------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $52,855,184)
  5.26%(b)                                     09/06/07         53,252        53,213,096
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $74,589,146)
  5.33%(b)                                     09/12/07         75,000        74,877,854
----------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $99,416,667)
  6.00%(b)                                     09/20/07        100,000        99,683,333
----------------------------------------------------------------------------------------
Chariot Funding, LLC/Ltd.
  (Acquired 08/03/07; Cost $101,016,799)
  5.31%(b)                                     09/27/07        101,843       101,452,432
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $198,930,000)
  5.35%(b)                                     09/11/07        200,000       199,703,333
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $99,582,333)
  5.37%(b)                                     09/04/07        100,000        99,955,250
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/03/07; Cost $98,537,500)
  5.27%(b)                                     10/11/07   $    100,000   $    99,415,000
----------------------------------------------------------------------------------------
  (Acquired 07/13/07; Cost $123,977,222)
  5.26%(b)                                     09/07/07        125,000       124,890,417
----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  (Acquired 08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07         50,000        49,896,181
----------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/25/07; Cost $49,655,660)
  5.28%(b)                                     09/10/07         50,000        49,934,062
----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  (Acquired 06/18/07; Cost $37,073,425)
  5.26%(b)                                     09/17/07         37,573        37,485,163
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $198,701,667)
  5.70%(b)                                     09/24/07        200,000       199,271,667
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $99,287,500)
  5.70%(b)                                     09/28/07        100,000        99,572,500
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/06/07; Cost $99,157,667)
  5.32%(b)                                     10/02/07        100,000        99,541,889
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $197,340,000)
  5.32%(b)                                     11/06/07        200,000       198,049,333
----------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  (Acquired 07/09/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/09/07        100,000        99,444,778
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $158,604,029)
  5.36%(b)(c)                                  09/05/07        159,268       159,173,147
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $74,724,479)
  5.75%(b)(c)                                  09/06/07         75,000        74,940,104
----------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/03/07; Cost $111,968,500)
  5.32%(b)                                     09/04/07        112,500       112,450,172
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $268,672,425)
  5.71%(b)                                     09/14/07        270,000       269,443,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp.
  (Acquired 08/03/07; Cost $48,703,393)
  5.32%(b)                                     09/13/07   $     49,000   $    48,913,188
----------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $32,839,070)
  5.32%(b)                                     09/05/07         33,000        32,980,493
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $149,113,542)
  5.75%(b)                                     09/19/07        150,000       149,568,750
----------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $199,065,556)
  5.80%(b)                                     09/11/07        200,000       199,677,778
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $74,552,917)
  5.80%(b)                                     09/21/07         75,000        74,758,333
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $99,483,333)
  6.00%(b)                                     09/17/07        100,000        99,733,333
========================================================================================
                                                                           3,558,373,864
========================================================================================

ASSET-BACKED SECURITIES- SECURITIES-10.48%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $9,867,039)
  5.26%(b)                                     10/30/07         10,000         9,913,794
----------------------------------------------------------------------------------------
  (Acquired 06/19/07; Cost $74,001,844)
  5.27%(b)                                     09/18/07         75,000        74,813,531
----------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
  (Acquired 06/20/07; Cost $98,598,667)
  5.26%(b)(c)                                  09/24/07        100,000        99,664,264
----------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd./LLC
  (Acquired 08/02/07; Cost $246,629,861)
  5.28%(b)(c)                                  11/02/07        250,000       247,728,819
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $248,728,125)
  5.55%(b)(c)                                  09/11/07        250,000       249,614,583
----------------------------------------------------------------------------------------
Dorada Finance Inc.
  (Acquired 08/09/07; Cost $147,764,250)
  5.42%(b)(c)                                  11/16/07        150,000       148,283,667
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Five Finance Inc.
  (Acquired 06/20/07; Cost $59,132,100)
  5.26%(b)(c)                                  09/27/07   $     60,000   $    59,772,067
----------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $24,646,017)
  5.26%(b)(c)                                  10/30/07         25,000        24,784,691
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $172,545,333)
  5.26%(b)(c)                                  11/05/07        175,000       173,337,986
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,552,125)
  5.27%(b)(c)                                  11/09/07        100,000        98,990,875
----------------------------------------------------------------------------------------
Galaxy Funding Inc.
  (Acquired 08/01/07; Cost $49,327,889)
  5.26%(b)                                     11/01/07         50,000        49,554,361
----------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 03/16/07; Cost $90,649,735)
  5.14%(b)(c)                                  09/12/07         93,000        92,853,938
----------------------------------------------------------------------------------------
  (Acquired 04/10/07; Cost $97,441,250)
  5.18%(b)(c)                                  10/05/07        100,000        99,511,250
----------------------------------------------------------------------------------------
  (Acquired 05/22/07; Cost $72,102,866)
  5.19%(b)(c)                                  11/16/07         74,000        73,189,988
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $19,838,361)
  5.29%(b)(c)                                  09/25/07         20,000        19,929,467
----------------------------------------------------------------------------------------
Newport Funding Corp.
  (Acquired 07/12/07; Cost $99,121,667)
  5.27%(b)                                     09/10/07        100,000        99,868,250
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,000,896)
  5.27%(b)                                     10/31/07         75,000        74,341,250
----------------------------------------------------------------------------------------
Perry Global Funding, Ltd./LLC
  (Acquired 04/24/07; Cost $97,765,417)
  5.19%(b)                                     09/26/07        100,000        99,639,583
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $72,437,021)
  5.19%(b)                                     11/14/07         74,455        73,660,689
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Sigma Finance Inc.
  (Acquired 04/05/07; Cost $97,387,167)
  5.14%(b)(c)                                  10/05/07   $    100,000   $    99,514,556
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $48,767,612)
  5.19%(b)(c)                                  11/01/07         50,000        49,560,376
----------------------------------------------------------------------------------------
  (Acquired 07/12/07; Cost $73,895,312)
  5.25%(b)(c)                                  10/25/07         75,000        74,409,375
----------------------------------------------------------------------------------------
  (Acquired 07/10/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/10/07        100,000        99,430,167
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 07/10/07; Cost $49,329,167)
  5.25%(b)(c)                                  10/10/07         50,000        49,715,625
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (Acquired 08/03/07; Cost $99,541,889)
  5.32%(b)(c)                                  09/06/07        100,000        99,926,111
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $199,009,778)
  5.57%(b)(c)                                  09/14/07        200,000       199,597,722
========================================================================================
                                                                           2,541,606,985
========================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-0.56%

Ciesco, LLC
  (Acquired 07/13/07; Cost $74,419,208)
  5.26%(b)                                     09/04/07         75,000        74,967,125
----------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $24,810,056)
  5.26%(b)                                     09/07/07         25,000        24,978,083
----------------------------------------------------------------------------------------
  (Acquired 07/03/07; Cost $35,473,500)
  5.27%(b)                                     10/11/07         36,000        35,789,400
========================================================================================
                                                                             135,734,608
========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.00%

PACCAR Financial Corp.
  5.22%                                        09/04/07            400           399,826
========================================================================================

CONSUMER FINANCE-0.41%

American Express Credit Corp.
  5.27%                                        10/17/07        100,000        99,326,611
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

DIVERSIFIED BANKS-3.57%

Bank of America Corp.
  5.40%                                        10/12/07   $    100,000   $    99,385,000
----------------------------------------------------------------------------------------
  5.40%                                        10/15/07         50,000        49,670,000
----------------------------------------------------------------------------------------
BNP Paribas Finance Inc.
  5.50%                                        09/13/07         13,000        12,976,167
----------------------------------------------------------------------------------------
  5.27%                                        09/14/07         18,000        17,965,778
----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.28%                                        11/06/07        150,000       148,548,000
----------------------------------------------------------------------------------------
  5.28%                                        11/26/07        200,000       197,477,333
----------------------------------------------------------------------------------------
Dexia Delaware LLC
  5.29%(c)                                     09/13/07         13,000        12,977,077
----------------------------------------------------------------------------------------
  5.39%(c)                                     09/24/07         50,000        49,827,819
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.41%(c)                                     11/26/07        100,000        98,708,806
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.39%(c)                                     09/13/07         19,900        19,864,246
----------------------------------------------------------------------------------------
Rabobank USA Financial Corp.
  5.47%(c)                                     09/06/07         38,000        37,971,131
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  5.30%(c)                                     09/21/07         18,000        17,947,050
----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  5.25%(c)                                     09/04/07          4,000         3,998,250
----------------------------------------------------------------------------------------
  5.46%(c)                                     10/09/07        100,000        99,423,667
========================================================================================
                                                                             866,740,324
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.00%

General Electric Capital Corp.
  5.25%                                        10/18/07            100            99,315
========================================================================================

REGIONAL BANKS-1.39%

Bank of Ireland
  (Acquired 08/20/07; Cost $148,660,000)
  5.36%(b)(c)                                  10/19/07        150,000       148,928,000
----------------------------------------------------------------------------------------
Danske Corp.
  5.42%(c)                                     09/12/07         38,000        37,937,068
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 04/05/07; Cost $146,685,792)
  5.17%(b)(c)                                  09/10/07        150,000       149,806,313
========================================================================================
                                                                             336,671,381
========================================================================================
    Total Commercial Paper (Cost
      $11,262,987,621)                                                    11,262,987,621
========================================================================================

TIME DEPOSITS-10.66%

Danske Bank (United Kingdom)
  5.35%(c)(d)                                  09/04/07        115,000       115,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Cayman Islands)
  5.13%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

TIME DEPOSITS-(CONTINUED)

Dexia Bank S.A. (Cayman Islands)
  5.22%(c)(d)                                  09/04/07   $    500,000   $   500,000,000
----------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  4.75%(c)(d)                                  09/04/07        370,026       370,026,632
----------------------------------------------------------------------------------------
LaSalle Bank N.A. (Cayman Islands)
  4.50%(c)(d)                                  09/04/07        300,000       300,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Cayman Islands)
  5.00%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.88%(c)(d)                                  09/04/07        300,000       300,000,000
========================================================================================
    Total Time Deposits (Cost $2,585,026,632)                              2,585,026,632
========================================================================================

CERTIFICATES OF DEPOSIT-8.47%

Allied Irish Banks, PLC
  5.58%                                        12/04/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Bank of Ireland
  5.48%                                        10/12/07         75,000        74,999,859
----------------------------------------------------------------------------------------
Bank of Montreal
  5.49%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.48%                                        11/26/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.26%                                        05/19/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC, (United Kingdom)
  5.50%(c)                                     09/28/07        200,000       200,000,000
----------------------------------------------------------------------------------------
CALYON S.A.
  5.37%(e)                                     11/09/07        190,000       190,000,000
----------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.44%                                        09/24/07         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G.
  5.40%                                        01/09/08         90,000        90,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  5.31%                                        02/19/08        150,000       150,003,422
----------------------------------------------------------------------------------------
  5.48%                                        09/28/07        100,000       100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.26%                                        04/11/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.26%                                        04/10/08        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.30%                                        10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A.
  (United Kingdom)
  5.30%(c)                                     10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Toronto Dominion Bank
  5.48%                                        11/23/07   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
  5.49%                                        10/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UBS A.G.
  5.47%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  5.52%                                        11/28/07        100,000       100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,055,003,281)                                                      2,055,003,281
========================================================================================

MEDIUM-TERM NOTES-5.76%

Abbey National Treasury Services PLC (United
  Kingdom)
  (Acquired 08/31/07; Cost $149,976,855)
  5.54%(b)(c)(e)                               02/25/08        150,000       149,976,855
----------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate MTN
  (Acquired 05/16/07; Cost $75,004,725)
  5.33%(b)(e)                                  06/16/08         75,000        75,003,448
----------------------------------------------------------------------------------------
Allstate Life Global Funding Floating Rate
  MTN
  5.51%(e)                                     08/27/08         50,000        50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  5.40%(b)(e)                                  09/05/08        140,000       140,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/18/03-12/10/03; Cost
  $130,000,000)
  5.69%(b)(e)                                  09/15/08        130,000       130,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $100,000,000)
  5.35%(b)(c)(e)                               07/23/08        100,000       100,000,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  5.75%                                        09/22/08         15,000        15,060,000
----------------------------------------------------------------------------------------
MBIA Global Funding, LLC
  (Acquired 06/05/07; Cost $100,023,607)
  5.35%(b)(e)                                  06/05/08        100,000       100,018,281
----------------------------------------------------------------------------------------
MetLife of Connecticut Institutional Funding
  Ltd.
  5.62%(e)                                     04/30/08        270,000       270,562,410
----------------------------------------------------------------------------------------
New York Life Funding
  (Acquired 08/31/07; Cost $75,172,275)
  5.81%(b)(e)                                  04/14/08         75,000        75,172,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Canada Floating Rate Yankee MTN
  5.40%(c)(e)                                  08/08/08   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  5.52%(b)(c)(e)                               08/20/08         60,000        60,000,000
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate MTN
  5.51%(c)(e)                                  09/12/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 01/23/07; Cost $30,001,500)
  5.31%(b)(c)(e)                               08/05/08         30,000        30,001,316
========================================================================================
    Total Medium-Term Notes (Cost
      $1,395,794,585)                                                      1,395,794,585
========================================================================================

VARIABLE RATE DEMAND NOTES-5.43%(E)(F)

INSURED-0.62%(G)

Aerospace Corp.; Series 2006, Taxable Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.56%(d)                                     06/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P,
  Taxable Home Mortgage RB (INS-Financial
  Security Assurance Inc.)
  5.52%(d)                                     08/01/29         20,500        20,500,000
----------------------------------------------------------------------------------------
  Series 1998 T,
  Taxable Home Mortgage RB (INS-Ambac
  Assurance Corp.) 5.68%(d)                    08/01/29          7,780         7,780,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1998 B-I,
  Taxable Student Loan RB (INS-MBIA Insurance
  Corp.)
  5.45%(d)                                     09/01/34         11,200        11,200,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.45%(d)          09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners II; Series 2001
  Tranche 1, Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 11/14/02; Cost $25,000,000)
  5.60%(b)(d)                                  09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of) Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  ACES (INS-MBIA Insurance Corp.)
  5.50%(d)                                     11/01/15   $      3,400   $     3,400,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency;
  Series 2006 B, Taxable RB (INS-Financial
  Security Assurance Inc.)
  5.55%(d)                                     05/01/28          8,775         8,775,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority;
  Series 2005 A-5, Taxable Student Loan RB
  (INS-Ambac Assurance Corp.)
  5.70%(d)                                     09/01/35         13,990        13,990,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida;
  Series 2002, Refunding Special Obligation
  Taxable RB (INS-Ambac Assurance Corp.)
  5.60%(d)                                     07/01/32         13,940        13,940,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska; (Riverfront
  Redevelopment Project);
  Series 2002 B,
  Special Obligation Taxable RB (INS-Ambac
  Assurance Corp.)
  5.56%(d)                                     02/01/13          1,300         1,300,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska;
  Series 2002 B,
  Special Tax Revenue
  Redevelopment Bonds
  (INS-Ambac Assurance Corp.)
  5.56%(d)                                     02/01/26         10,235        10,235,000
----------------------------------------------------------------------------------------
Orange (County of), California Board of
  Education (Esplanade Project);
  Series 2002, Taxable COP (INS-Financial
  Security Assurance Inc.)
  5.57%                                        06/01/32          6,700         6,700,000
========================================================================================
                                                                             149,820,000
========================================================================================

LETTER OF CREDIT ENHANCED-4.81%(H)

989 Market Street LLC; Series 2006,
  Incremental Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        03/01/26          7,600         7,600,000
----------------------------------------------------------------------------------------
A Mining Group LLC;
  Series 2006, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.83%(d)                                     06/01/29          2,885         2,885,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.59%(c)(d)                                  07/01/26   $      3,825   $     3,825,000
----------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical Center
  Hospital);
  Series 2006 B, Taxable IDR (LOC-Citizens
  Bank of Pennsylvania, N.A.)
  5.57%(d)                                     05/01/35          2,350         2,350,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project);
  Series 2002, RB, Taxable RB (LOC-Wells
  Fargo Bank, N.A.)
  5.64%(d)                                     08/01/25          1,800         1,800,000
----------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Floating Rate Notes
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     05/01/31         31,200        31,200,000
----------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     10/01/33         10,443        10,442,839
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board;
  Series 2006 A, Refunding Taxable IDR
  (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  07/01/26          5,640         5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
  Bonds (LOC-Citizens Bank of Pennsylvania,
  N.A.)
  5.72%(d)                                     02/01/15         12,900        12,900,000
----------------------------------------------------------------------------------------
Belk, Inc.;
  Series 1998, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     07/01/08         12,880        12,880,472
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     09/01/30          2,430         2,430,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Biola University;
  Series 2004 A,
  Taxable RB (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  10/01/34   $     12,300   $    12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B,
  Taxable RB (LOC-BNP Paribas)
  5.60%(c)(d)                                  10/01/34         12,300        12,300,000
----------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.;
  Series 2006, Taxable Bonds (LOC-Comerica
  Bank)
  5.62%                                        06/01/22          3,100         3,100,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project);
  Series 2001 I, Taxable PCR (LOC-Wachovia
  Bank, N.A.)
  5.53%(d)                                     12/01/36         26,790        26,790,000
----------------------------------------------------------------------------------------
California (State of) Access to Loans for
  Learning Student Loan Corp.;
  Series 2001-II-A-5,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.60%(d)                                     07/01/36         43,400        43,400,000
----------------------------------------------------------------------------------------
  Series 2001-II-A-6,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.56%                                        07/01/36          2,900         2,900,000
----------------------------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Villas at Hamilton
  Apartments)
  Series 2001, H H-T Multi-Family Housing
  Taxable RB (LOC-Federal National Mortgage
  Association)
  5.56%(d)                                     01/15/35            620           620,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/25          1,275         1,275,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        07/01/25          8,140         8,140,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC (Pinnacle
  Financial Project);
  Series 2007, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        02/01/32   $      7,270   $     7,270,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     12/02/19          7,493         7,493,000
----------------------------------------------------------------------------------------
  Series 2000 B,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     07/01/20          6,848         6,848,000
----------------------------------------------------------------------------------------
  Series 2000 C,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     09/01/20          6,170         6,170,000
----------------------------------------------------------------------------------------
  Series 2000 D,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     05/01/26          6,400         6,400,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Series 1998-A,, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     11/01/28          4,035         4,035,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Taxable
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.60%(d)                                     07/01/20         11,100        11,100,000
----------------------------------------------------------------------------------------
Chestnut Partnership (The);
  Series 1999, Taxable RB (LOC-LaSalle Bank,
  N.A.)
  5.60%(d)                                     01/02/29         19,415        19,415,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments);
  Series 2006 A, Refunding Multi-Family
  Housing Taxable RB (LOC-Federal National
  Mortgage Association)
  5.50%(d)                                     05/15/36          8,970         8,970,000
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project);
  Series 2004 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.67%(d)                                     08/01/30          3,625         3,625,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Conair Corp.;
  Series 2002, Taxable Economic Development
  Bonds (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     09/01/12   $      6,595   $     6,595,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated Loan
  Program;
  Series 2003 B, PARTs (LOC-Wells Fargo Bank,
  N.A.)
  5.64%(d)                                     02/02/43            255           255,000
----------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County of),
  Virginia Regional Industrial Facility
  Authority (Crane Creek Project);
  Series 2005, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%                                        01/01/26          7,200         7,200,000
----------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront Reclamation
  and Casino Development Project);
  Series 1999 A, Taxable RB (LOC-Deutsche
  Bank A.G.)
  5.61%(c)(d)                                  05/01/09         41,830        41,830,000
----------------------------------------------------------------------------------------
Dome Corp.;
  Series 1991, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.72%                                        08/31/16          9,400         9,400,000
----------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     12/01/15          8,000         8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     07/01/30          5,825         5,825,000
----------------------------------------------------------------------------------------
Florida Christian College, Inc.;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     11/01/36          6,500         6,500,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%                                        01/01/25         10,420        10,420,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States;
  Series 2001 A, Taxable (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     03/01/33         17,330        17,330,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001,
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     03/01/31   $      8,249   $     8,249,000
----------------------------------------------------------------------------------------
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.63%                                        03/01/31          8,500         8,500,000
----------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird, The
  Garvin School of International Management);
  Series 2005 B, Taxable Refunding RB
  (LOC-Bank of New York)
  5.60%(d)                                     07/01/35          6,300         6,300,000
----------------------------------------------------------------------------------------
Harvest Bible Chapel
  Series 2004, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     08/01/29         10,285        10,285,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe;
  Series 2005, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     06/01/25          6,120         6,120,000
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     05/15/31          6,825         6,825,000
----------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible Revenue
  RB (LOC-Fifth Third Bank)
  5.60%(d)                                     05/15/31          8,090         8,090,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1997 B, Taxable Student Loan RB
  (LOC-JPMorgan Chase Bank, N.A.)
  5.45%(d)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
Iowa Finance Authority (Windsor on the River,
  LLC);
  Series 2007 B, Multifamily Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.58%(d)                                     05/01/42         24,000        24,000,000
----------------------------------------------------------------------------------------
JPV Capital LLC;
  Series 1999 A, Taxable Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  5.78%(d)                                     12/01/39            858           857,953
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Kordsa Inc.;
  Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.73%(d)                                     06/01/26   $      9,000   $     9,000,000
----------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency;
  Series 2005 B, Taxable TAN (LOC-Wells Fargo
  Bank, N.A.)
  5.64%(d)                                     06/01/20          1,185         1,185,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.;
  Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $157,350,000)
  5.60%(b)(d)                                  02/01/41        157,350       157,350,000
----------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority;
  Series 2007, Taxable COP (LOC-Wells Fargo
  Bank, N.A.)
  5.40%(d)                                     12/01/17          3,075         3,075,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC;
  Series 2003, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
  Development Authority (PennSummit Tubular
  LLC Project);
  Series 2006 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        02/01/21          2,705         2,705,000
----------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC;
  Series 2006, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.51%(d)                                     07/01/35         22,000        22,000,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.);
  Series 2003 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.71%(d)                                     12/01/53          2,975         2,975,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.);
  Series 2001, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank)
  5.58%(d)                                     06/01/36         58,700        58,700,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B Taxable RB (LOC-Comerica
  Bank)
  5.62%(d)                                     01/01/35   $        750   $       750,000
----------------------------------------------------------------------------------------
  5.62%                                        01/01/35          8,625         8,625,000
----------------------------------------------------------------------------------------
Meharry Medical College;
  Series 2001, Unlimited Taxable GO (LOC-Bank
  of America, N.A.)
  5.60%(d)                                     08/01/16          8,965         8,965,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home Obligated Group);
  Series 2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  5.60%                                        11/01/28          7,695         7,695,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project);
  Series 2005, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.61%(d)                                     10/01/25         21,000        21,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) (Acquired 06/27/07; Cost
  $10,800,000)
  5.60%(b)(d)(e)                               08/01/20         10,800        10,800,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing, LLC Project);
  Series 2003, Taxable IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  5.51%(d)                                     12/01/27          7,330         7,330,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.)
  5.73%                                        06/01/15          9,555         9,555,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.);
  Series 2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     12/01/20          8,400         8,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Nashville (City of), & Davidson (County of)
  Tennessee Health and Educational Facilities
  Board (Weatherly Ridge Apartments Project);
  Series 2006 B, Multi-Family Housing Taxable
  RB (LOC-U.S. Bank N.A.)
  5.57%                                        12/01/41   $      1,900   $     1,900,000
----------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.61%                                        04/01/26          3,700         3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority Thermal Energy Facilities (Marina
  Energy LLC-2001 Project);
  Series B, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.57%(d)                                     09/01/21          7,700         7,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (66 West 38th Street);
  Series 2000 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33         17,700        17,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (Related-West 23rd Street);
  Series 2001 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33          8,000         8,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F, Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.59%(d)                                     09/15/07          1,600         1,600,000
----------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
  Authority;
  Series 2004 A, Taxable Refunding RB
  (LOC-Regions Bank)
  5.60%(d)                                     02/01/21         16,000        16,000,000
----------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     01/01/20          2,110         2,110,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project);
  Series 2005 B, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     05/01/27          3,270         3,270,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/14          2,900         2,900,000
----------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care Community,
  Inc.);
  Series 2006 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.60%(d)                                     04/01/15          6,390         6,390,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Racetrac Capital, LLC;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-Regions Bank)
  5.59%(d)                                     09/01/20   $     16,600   $    16,600,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-LaSalle Bank, N.A.)
  5.61%(d)                                     01/01/15          2,495         2,495,000
----------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
  Authority (1995 Old Manchester Project);
  Series 1995 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.40%(d)                                     12/01/25          1,590         1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
  Series 2002, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.62%(d)                                     12/01/22          4,500         4,500,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     05/01/14         11,975        11,975,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.61%(d)                                     06/01/18          1,200         1,200,000
----------------------------------------------------------------------------------------
  5.61%                                        06/01/18          4,000         4,000,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of Holland,
  LLC)
  Series 2005 A, Taxable RB (LOC-Federal Home
  Loan Bank of Indianapolis)
  5.71%(d)                                     07/01/40          4,135         4,135,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development, LLC)
  Series 2002 A, Taxable Floating Rate Notes
  (LOC-Comerica Bank)
  5.71%(d)                                     11/04/42          5,175         5,175,000
----------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     10/01/35         19,500        19,500,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Santa Rosa (City of), California (Rancheria
  Tachi Yokut Tribe);
  Series 2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     09/01/19   $     35,560   $    35,560,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design, Inc.;
  Series 2004, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     04/01/24         22,269        22,268,669
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
  Series 2003 D, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     07/01/54         10,000        10,000,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     11/01/52          9,730         9,730,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.71%(d)                                     10/01/53          5,660         5,660,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  5.63%(d)                                     10/01/35         17,800        17,800,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.);
  Series 2005 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     09/01/17          1,175         1,175,000
----------------------------------------------------------------------------------------
United Fuels, LLC;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     01/01/31          4,710         4,710,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation;
  Series 2001, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%(d)                                     07/01/26         13,705        13,705,000
----------------------------------------------------------------------------------------
Wake Forest University;
  Series 1997, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.65%(d)                                     07/01/17          2,400         2,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     05/01/44         15,280        15,280,000
----------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health Project);
  Series 2005 D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.)
  5.63%(d)                                     07/01/25          1,900         1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Young Men's Christian Association of
  Hunterdon County New Jersey;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     02/01/24   $      2,210   $     2,210,000
========================================================================================
                                                                           1,166,634,933
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,316,454,933)                                                      1,316,454,933
========================================================================================

ASSET-BACKED SECURITIES-2.84%

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-1.15%


RACERS Trust
  Series 2004-6-MM, Floating Rate Notes
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,103,007)
  5.55%(b)(e)                                  01/22/08        279,000       279,000,000
========================================================================================


ASSET-BACKED SECURITIES- SECURITIES-0.39%


Sigma Finance Inc.
  (Acquired 11/28/06; Cost $95,000,000)
  5.28%(b)(c)                                  12/03/07         95,000        95,000,000
========================================================================================


ASSET-BACKED SECURITIES-
  FULLY SUPPORTED MONOLINE-0.27%


Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM1, Class A,, Money Market
  Notes (CEP-Financial Security Assurance
  Inc.)
  (Acquired 09/07/05; Cost $64,485,091)
  5.50%(b)(e)(i)                               11/25/34         64,485        64,485,091
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- STRUCTURED-1.03%


Granite Master Issuer PLC; (United Kingdom)
  Series 2006-1A, Class A1, Floating Rate
  Bonds
  (Acquired 01/08/07; Cost $150,000,000)
  5.52%(b)(c)(e)                               01/20/08   $    150,000   $   150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgages PLC
  Series 15A, Class A1, Floating Rate Notes
  (Acquired 07/12/07; Cost $100,000,000)
  5.61%(b)(e)                                  06/15/08        100,000       100,000,000
========================================================================================
                                                                             250,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $688,485,091)                                                          688,485,091
========================================================================================


FUNDING AGREEMENTS-2.01%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/21/07; Cost $3,000,000)
  5.42%(b)(e)(j)                               10/12/07          3,000         3,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/06; Cost $125,000,000)
  5.56%(b)(e)(j)                               11/21/07        125,000       125,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/07; Cost $100,000,000)
  5.57%(b)(e)(j)                               08/27/08        100,000       100,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/04/07; Cost $259,000,000)
  5.42%(b)(e)(j)                               04/04/08        259,000       259,000,000
========================================================================================
    Total Funding Agreements (Cost
      $487,000,000)                                                          487,000,000
========================================================================================


MASTER NOTE AGREEMENTS-1.41%(K)

Lehman Brothers Inc.
  (Acquired 07/25/07; Cost $155,000,000)
  5.49%(b)(d)(e)(l)                                 --         155,000       155,000,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc
  (Acquired 08/08/07; Cost $188,000,000)
  5.51%(b)(d)(e)                               10/10/07        188,000       188,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $343,000,000)                                                          343,000,000
========================================================================================


U.S. TREASURY BILLS-0.51%(A)

U.S. Treasury Bills (Cost $122,493,750)
  4.01%                                        02/28/08        125,000       122,493,750
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.53%
  (Cost $20,256,245,893)                                                  20,256,245,893
________________________________________________________________________________________
========================================================================================



                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-18.18%(M)

Bank of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $500,297,222,
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%, 06/01/35)
  5.35%, 09/04/07                              140,083,222        140,000,000
-----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  Corporate obligations valued at
  $1,397,320,576;
  0%-6.75%, 10/19/08-01/25/47) 5.50%,
  09/04/07(c)                                  791,056,236        790,573,547
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655;
  4.00%-6.00%, 03/10/08-04/18/36)
  5.25%, 09/04/07                               88,051,333         88,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by Corporate obligations
  valued at $1,155,000,000;
  5.61%-6.12%, 12/31/10-11/12/47)
  5.47%, 09/17/07                              $918,776,472   $   915,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001;
  4.40%-6.41%, 12/01/13-05/01/37)
  5.40%, 09/04/07                               19,201,751         19,190,237
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by Corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51)
  5.48%, 09/04/07(c)                           734,500,381        734,053,832
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Open joint agreement,
  with no specified maturity date,
  (collateralized by Corporate obligations
  valued at $315,000,000; 0%-7.52%,
  12/18/09-12/27/49)
  5.44%(m)                                     $        --    $   150,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                              320,515,762        320,325,346
-----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                               94,295,886         94,240,389
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              140,083,689        140,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $50,027,500 (collateralized
  by U.S. Government obligations valued at
  $51,003,933; 2.38%, 01/15/17)
  4.95%, 09/04/07                               50,027,500         50,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by U.S.
  Government obligations valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                              $19,838,222    $    19,827,031
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 8/31/07, aggregate maturing
  value $1,200,730,667 (collateralized by
  Corporate obligations valued at
  $1,260,000,001; 0%-7.25%,
  06/15/11-07/15/56)
  5.48%, 09/04/07                              947,980,412        947,402,549
=============================================================================
    Total Repurchase Agreements (Cost
      $4,408,612,931)                                           4,408,612,931
=============================================================================
TOTAL INVESTMENTS-101.71% (Cost
  $24,664,858,824)(o)(p)                                       24,664,858,824
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.71)%                            (414,486,737)
=============================================================================
NET ASSETS-100.00%                                            $24,250,372,087
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - Government Obligations
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $12,830,291,739, which represented 52.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.4%; Cayman Islands: 10.2%; other countries less than 5%:
    14.5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $487,000,000, which represented 2.01% of the Fund's Net Assets.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(l) Open master note agreement with note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(m) Principal amount equals value at period end. See Note 1J.
(n) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(o) Also represents cost for federal income tax purposes.
(p) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-20.06%
U.S. TREASURY BILLS-16.36%(A)

3.50%                                          01/10/08   $150,000    $  148,089,583
------------------------------------------------------------------------------------
4.04%                                          01/24/08    200,000       196,745,556
------------------------------------------------------------------------------------
4.71%                                          01/24/08    100,000        98,102,917
------------------------------------------------------------------------------------
4.73%                                          01/31/08    125,000       122,503,611
------------------------------------------------------------------------------------
4.81%                                          01/31/08    100,000        97,970,800
------------------------------------------------------------------------------------
4.74%                                          02/07/08    125,000       122,380,365
------------------------------------------------------------------------------------
3.87%                                          02/14/08    125,000       122,769,375
------------------------------------------------------------------------------------
4.10%                                          02/21/08    125,000       122,540,156
------------------------------------------------------------------------------------
4.00%                                          02/28/08     50,000        49,000,000
------------------------------------------------------------------------------------
4.06%                                          02/28/08    200,000       195,940,000
------------------------------------------------------------------------------------
4.08%                                          02/28/08    150,000       146,936,250
====================================================================================
                                                                       1,422,978,613
====================================================================================

U.S. TREASURY NOTES-3.70%

3.38%                                          02/15/08    200,000       198,543,481
------------------------------------------------------------------------------------
2.63%                                          05/15/08    125,000       123,443,556
====================================================================================
                                                                         321,987,037
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,744,965,650)                                                  1,744,965,650
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-20.06% (Cost $1,744,965,650)                             1,744,965,650
====================================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-80.24%(B)

ABN AMRO Bank N.V., Agreement dated 08/31/07,
  maturing value $500,283,333 (collateralized
  by U.S. Government obligations valued at
  $510,001,003; 4.75%-8.75%,
  08/15/17-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Agreement
  dated 08/31/07, maturing value
  $400,228,889, (collateralized by U.S.
  Government obligations valued at
  $408,000,408; 0%-4.75%, 11/29/07-05/31/12)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated
  08/31/07, maturing value $400,227,556
  (collateralized by U.S. Government
  obligations valued at $408,000,501;
  2.38%-6.50%, 02/15/10-04/15/32)
  5.12%, 09/04/07                              400,227,556       400,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Agreement dated
  08/31/07, maturing value $400,226,667
  (collateralized by U.S. Government
  obligations valued at $408,000,557; 3.88%,
  01/15/09-04/15/29)
  5.10%, 09/04/07                              $400,226,667   $  400,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,107,436;
  3.50%-6.00%, 01/31/08-08/15/16)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement
  dated 08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,569;
  0.88%-4.88%, 04/15/10-06/30/12)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/07, maturing value $250,140,278
  (collateralized by U.S. Government
  obligations valued at $255,001,467;
  6.13%-6.50%, 11/15/26-11/15/27)
  5.05%, 09/04/07                              250,140,278       250,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement
  dated 08/31/07, maturing value $550,311,667
  (collateralized by U.S. Government
  obligations valued at $561,000,531;
  0%-4.75%, 10/11/07-09/15/09)
  5.10%, 09/04/07                              550,311,667       550,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,789;
  3.38%-7.25%, 01/15/08-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,055,556
  (collateralized by U.S. Government
  obligations valued at $102,000,112;
  4.25%-9.13%, 11/15/13-05/15/30)
  5.00%, 09/04/07                              100,055,556       100,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Agreement
  dated 08/31/07, maturing value $700,396,667
  (collateralized by U.S. Government
  obligations valued at $714,003,901;
  4.75%-7.88%, 02/28/09-02/15/25)
  5.10%, 09/04/07                              $700,396,667   $  700,000,000
----------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,000,995;
  0%-8.00%, 09/06/07-01/15/27)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/31/07, maturing value $400,228,889
  (collateralized by U.S. Government
  obligations valued at $408,001,322;
  3.38%-4.63%, 02/15/08-02/15/36)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Lehman Brothers Inc., Agreement dated
  08/31/07, maturing value $400,213,333
  (collateralized by U.S. Government
  obligations valued at $408,004,125;
  4.13%-4.88%, 04/30/11-08/31/12)
  4.80%, 09/04/07                              400,213,333       400,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/07, maturing value
  $500,282,222 (collateralized by U.S.
  Government obligations valued at
  $510,002,507; 4.13%-13.25%,
  05/15/10-05/15/17)
  5.08%, 09/04/07                              500,282,222       500,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Agreement dated 08/31/07,
  maturing value $200,113,333 (collateralized
  by U.S. Government obligations valued at
  $204,390,167; 4.63%-5.00%,
  07/31/11-08/31/11)
  5.10%, 09/04/07                              $200,113,333   $  200,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,088;
  2.63%-3.63%, 01/15/08-07/15/17)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $400,226,667 (collateralized
  by U.S. Government obligations valued at
  $408,004,690; 2.38%-4.75%,
  01/15/27-02/15/37)
  5.10%, 09/04/07                              400,226,667       400,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by a U.S.
  Government obligation valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                               80,218,222        80,172,969
============================================================================
    Total Repurchase Agreements (Cost
      $6,980,172,969)                                          6,980,172,969
============================================================================
TOTAL INVESTMENTS-100.30% (Cost
  $8,725,138,619)(c)                                           8,725,138,619
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.30)%                            (26,190,265)
============================================================================
NET ASSETS-100.00%                                            $8,698,948,354
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 1J.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-21.42%

FEDERAL FARM CREDIT BANK (FFCB)-0.90%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $30,000    $29,996,038
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-9.01%

Unsec. Bonds,
  5.25%                                        11/01/07     30,000     30,000,000
---------------------------------------------------------------------------------
  5.25%                                        11/13/07     25,000     25,000,000
---------------------------------------------------------------------------------
  5.38%                                        02/28/08     75,000     75,000,000
---------------------------------------------------------------------------------
  5.35%                                        07/30/08     30,000     30,000,000
---------------------------------------------------------------------------------
  5.40%                                        08/14/08     39,000     39,000,000
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds, 5.21%(a)    09/17/08     50,000     49,976,889
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     50,000     49,996,533
=================================================================================
                                                                      298,973,422
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     21,108     21,108,026
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c) 5.03%                   11/30/07     40,000     39,496,500
---------------------------------------------------------------------------------
  5.03%                                        12/21/07     30,000     29,534,725
---------------------------------------------------------------------------------
  5.04%                                        12/31/07     49,310     48,475,020
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              03/26/08     18,000     17,997,902
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Notes,
  5.36%(a)                                     09/27/07     75,000     74,997,304
=================================================================================
                                                                      231,609,477
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.53%

Unsec. Disc. Notes,(c)
  5.09%                                        02/13/08     50,000     48,834,458
---------------------------------------------------------------------------------
  4.99%                                        04/25/08     30,000     29,015,463
---------------------------------------------------------------------------------
  5.00%                                        05/12/08     30,000     28,941,667
---------------------------------------------------------------------------------
  5.01%                                        05/12/08     20,000     19,293,033
---------------------------------------------------------------------------------
  5.01%                                        06/06/08     25,000     24,029,312
=================================================================================
                                                                      150,113,933
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $710,692,870)                                             710,692,870
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-21.42% (Cost $710,692,870)                              710,692,870
=================================================================================



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-78.83%(D)

ABN AMRO Bank N.V., Joint agreement date
  8/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              $160,093,333   $  160,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,000,104; 0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              148,086,333       148,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543; 5.24%, 02/11/09)
  5.30%, 09/04/07                              104,949,743       104,887,976
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              160,094,222       160,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $250,145,833 (collateralized
  by U.S. Government obligations valued at
  $255,004,769; 0%, 12/28/07-01/31/08)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              348,204,933       348,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              $273,160,767   $  273,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,057,778
  (collateralized by U.S. Government
  obligations valued at $102,000,442;
  5.30%-10.38%, 04/16/10-02/15/21)
  5.20%, 09/04/07                              100,057,778       100,000,000
----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              703,421,668       703,007,675
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08)
  5.25%, 09/04/07                              $148,086,333   $  148,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,004,864; 0%-6.98%, 02/09/10-02/16/12)
  5.25%, 09/04/07                              150,087,500       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,614,895,651)                                          2,614,895,651
============================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $3,325,588,521)(e)                                           3,325,588,521
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                             (8,388,113)
============================================================================
NET ASSETS-100.00%                                            $3,317,200,408
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007. Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-68.33%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.25%

Fountain Square Commercial Funding Corp.
  (Acquired 08/07/07; Cost $19,589,147)
  5.35%(b)                                     09/04/07   $ 19,671    $   19,662,230
====================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-6.06%

Old Line Funding, LLC (Acquired 07/17/07;
  Cost $29,427,434)
  5.26%(b)                                     09/05/07     26,644        29,626,675
------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $54,385,761)
  5.27%(b)                                     09/07/07     54,738        54,689,967
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $40,318,156)
  5.68%(b)                                     10/12/07     40,697        40,433,736
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $102,094,747)
  5.90%(b)                                     09/17/07    102,633       102,363,873
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 08/07/07;
  Cost $106,663,710)
  5.33%(b)                                     10/02/07    107,548       107,054,385
------------------------------------------------------------------------------------
  (Acquired 08/07/07 Cost $55,232,505)
  5.35%(b)                                     09/10/07     55,513        55,438,751
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $53,137,070)
  5.35%(b)                                     10/03/07     53,583        53,328,183
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $34,697,979)
  5.45%(b)                                     10/05/07     35,000        34,819,847
====================================================================================
                                                                         477,755,417
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-8.88%

Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 07/19/07; Cost $14,085,887)
  5.26%(b)                                     09/12/07     14,200        14,177,177
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,626,667)
  5.60%(b)                                     09/11/07     75,000        74,883,333
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $97,415,539)
  5.65%(b)                                     09/17/07     98,000        97,753,911
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Legacy Capital Co., LLC (Multi CEP's- Liberty
  Hampshire Co., LLC; agent) (Acquired
  08/01/07; Cost $74,613,542)
  5.30%(b)                                     09/05/07   $ 75,000    $   74,955,834
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,749,014)
  5.32%(b)                                     09/06/07     50,000        49,963,090
------------------------------------------------------------------------------------
Long Lane Master Trust IV
  (CEP-Bank of America N.A.), (Acquired
  08/17/07; Cost $68,569,336)
  6.00%(b)                                     09/18/07     68,937        68,741,679
------------------------------------------------------------------------------------
Ticonderoga Funding, LLC
  (CEP-Bank of America N.A.) (Acquired
  08/03/07; Cost $24,870,937)
  5.31%(b)                                     09/07/07     25,000        24,977,875
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,875,633)
  5.33%(b)                                     10/02/07     15,000        14,931,154
------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank N.A.) (Acquired
  08/03/07; Cost $99,441,611)
  5.29%(b)                                     09/10/07    100,000        99,867,750
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,845,562)
  5.30%(b)                                     09/10/07     30,000        29,960,287
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $49,748,306)
  5.33%(b)                                     09/10/07     50,000        49,933,375
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $99,509,167)
  5.70%(b)                                     09/13/07    100,000        99,810,000
====================================================================================
                                                                         699,955,465
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-1.08%

Aquinas Funding, LLC
  (CEP-MBIA Insurance Corp.) (Acquired
  08/06/07; Cost $34,767,250)
  5.32%(b)                                     09/20/07     35,000        34,901,728
------------------------------------------------------------------------------------
Triple-A One Funding Corp.
  (CEP-MBIA Insurance Corp.), (Acquired
  08/13/07; Cost $50,002,282)
  5.80%(b)                                     09/11/07     50,237        50,156,062
====================================================================================
                                                                          85,057,790
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-10.70%

Amsterdam Funding Corp. (Acquired 08/06/07;
  Cost $27,875,400)
  5.34%(b)                                     09/05/07   $ 28,000    $   27,983,387
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,933,125)
  5.35%(b)                                     09/06/07     15,000        14,988,854
------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $24,865,938)
  5.85%(b)                                     09/17/07     25,000        24,935,000
------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $19,850,967)
  5.26%(b)                                     09/06/07     20,000        19,985,389
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $24,863,049)
  5.33%(b)                                     09/12/07     25,000        24,959,285
------------------------------------------------------------------------------------
Chariot Funding, LLC/LTD.
  (Acquired 07/31/07; Cost $20,722,082)
  5.28%(b)                                     09/17/07     20,869        20,820,027
------------------------------------------------------------------------------------
Charta LLC (Acquired 07/13/07; Cost
  $24,795,444)
  5.26%(b)                                     09/07/07     25,000        24,978,083
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,671,667)
  5.91%(b)                                     09/25/07     50,000        49,803,000
------------------------------------------------------------------------------------
Clipper Receivables Co., LLC (Acquired
  08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07     50,000        49,896,181
------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/16/07; Cost $49,679,875)
  5.91%(b)                                     09/24/07     50,000        49,811,208
------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 07/30/07;
  Cost $89,210,250)
  5.27%(b)                                     09/28/07     90,000        89,644,612
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,866,750)
  5.33%(b)                                     09/05/07     30,000        29,982,233
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $34,850,375)
  5.70%(b)                                     09/10/07     35,000        34,950,125
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  07/31/07; Cost $51,004,068)
  5.27%(b)                                     09/28/07     51,448        51,244,845
------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 07/31/07;
  Cost $59,998,284)
  5.27%(b)                                     09/28/07     60,521        60,281,791
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,527,000)
  5.28%(b)                                     09/13/07     75,000        74,868,000
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $24,888,229)
  5.55%(b)                                     09/07/07     25,000        24,976,875
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (Acquired 08/06/07;
  Cost $29,862,050)
  5.34%(b)                                     09/06/07   $ 30,000    $   29,977,750
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $49,704,514)
  5.75%(b)                                     09/19/07     50,000        49,856,250
------------------------------------------------------------------------------------
Yorktown Capital, LLC (Acquired 08/02/07;
  Cost $89,300,400)
  5.28%(b)                                     09/24/07     90,000        89,696,400
====================================================================================
                                                                         843,639,295
====================================================================================

ASSET-BACKED SECURITIES- SECURITIES-1.26%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $74,527,000)
  5.28%(b)                                     09/12/07     75,000        74,879,000
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $24,819,993)
  5.29%(b)                                     09/19/07     25,000        24,933,875
====================================================================================
                                                                          99,812,875
====================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-7.90%

CAFCO, LLC
  (Acquired 07/17/07; Cost $49,627,417)
  5.26%(b)                                     09/06/07     50,000        49,963,472
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $14,702,320)
  5.28%(b)                                     09/14/07     14,800        14,771,781
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,647,667)
  5.29%(b)                                     09/20/07     50,000        49,860,535
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,610,965)
  5.29%(b)                                     09/25/07     50,000        49,823,833
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $99,207,250)
  5.29%(b)                                     09/26/07    100,000        99,632,986
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC
  (Acquired 07/13/07; Cost $59,535,367)
  5.26%(b)                                     09/04/07   $ 60,000    $   59,973,700
------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $74,430,167)
  5.26%(b)                                     09/07/07     75,000        74,934,250
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $74,429,083)
  5.27%(b)                                     09/21/07     75,000        74,780,417
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $24,790,208)
  5.30%(b)                                     10/04/07     25,000        24,878,542
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $49,573,056)
  5.30%(b)                                     10/05/07     50,000        49,749,722
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,588,021)
  5.65%(b)                                     09/14/07     75,000        74,846,979
====================================================================================
                                                                         623,216,217
====================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Caterpillar Financial Services Corp.
  5.23%                                        10/01/07     64,295        64,014,781
====================================================================================

CONSUMER FINANCE-10.08%

American Express Credit Corp.
  5.26%                                        09/21/07    100,000        99,707,778
------------------------------------------------------------------------------------
  5.27%                                        10/12/07    100,000        99,399,806
------------------------------------------------------------------------------------
  5.27%                                        10/17/07    100,000        99,326,611
------------------------------------------------------------------------------------
American Honda Finance Corp.
  5.25%                                        09/12/07     40,000        39,935,833
------------------------------------------------------------------------------------
  5.26%                                        10/29/07     34,775        34,480,301
------------------------------------------------------------------------------------
  5.27%                                        10/03/07     50,000        49,765,778
------------------------------------------------------------------------------------
  5.27%                                        10/05/07     50,000        49,751,139
------------------------------------------------------------------------------------
  5.30%                                        10/09/07    100,000        99,440,556
------------------------------------------------------------------------------------
  5.30%                                        10/10/07     25,000        24,856,458
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  5.28%                                        10/25/07    100,000        99,208,000
------------------------------------------------------------------------------------
  5.30%                                        10/24/07    100,000        99,219,722
====================================================================================
                                                                         795,091,982
====================================================================================

DIVERSIFIED BANKS-9.48%

Bank of America Corp.
  5.28%                                        10/15/07    100,000        99,355,278
------------------------------------------------------------------------------------
  5.32%                                        10/04/07     75,000        74,634,250
------------------------------------------------------------------------------------
  5.40%                                        10/15/07    100,000        99,340,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Citigroup Funding Inc.
  5.31%                                        09/04/07   $100,000    $   99,955,750
------------------------------------------------------------------------------------
  5.32%                                        09/19/07    100,000        99,734,000
------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.28%                                        09/05/07     75,000        74,956,000
------------------------------------------------------------------------------------
  5.31%                                        09/18/07    100,000        99,749,250
------------------------------------------------------------------------------------
  5.34%                                        09/14/07    100,000        99,807,167
====================================================================================
                                                                         747,531,695
====================================================================================

DIVERSIFIED CAPITAL MARKETS-2.20%

JPMorgan Chase & Co.
  5.23%                                        09/26/07     50,000        49,818,403
------------------------------------------------------------------------------------
  5.23%                                        10/26/07    100,000        99,200,972
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  5.27%                                        10/01/07     25,000        24,890,208
====================================================================================
                                                                         173,909,583
====================================================================================

FOOD DISTRIBUTORS-0.63%

Sysco Corp. (Acquired 08/29/07; Cost
  $49,576,278)
  5.26%(b)                                     10/26/07     50,000        49,598,194
====================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.23%                                        10/23/07    100,000        99,244,556
====================================================================================

MULTI-LINE INSURANCE-2.11%

AIG Funding, Inc.
  5.27%                                        10/17/07     50,000        49,663,306
------------------------------------------------------------------------------------
Hartford Financial Services Group (Acquired
  08/16/07; Cost $66,435,116)
  5.42%(b)                                     10/11/07     67,000        66,596,511
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,694,444)
  5.50%(b)                                     09/25/07     50,000        49,816,667
====================================================================================
                                                                         166,076,484
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

General Electric Capital Services
  5.23%                                        10/16/07     75,000        74,509,688
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-4.69%

Nestle Capital Corp.
  5.23%                                        10/23/07   $ 72,281    $   71,734,957
------------------------------------------------------------------------------------
  5.27%                                        10/18/07    100,000        99,311,972
------------------------------------------------------------------------------------
  5.30%                                        10/18/07    100,000        99,308,056
------------------------------------------------------------------------------------
  5.30%                                        10/19/07    100,000        99,293,333
====================================================================================
                                                                         369,648,318
====================================================================================
    Total Commercial Paper (Cost
      $5,388,724,570)                                                  5,388,724,570
====================================================================================

BANK NOTES-0.95%

DIVERSIFIED BANKS-0.95%

Wells Fargo & Co.
  5.45% (Cost $75,000,000)                     10/10/07     75,000        75,000,000
====================================================================================

MASTER NOTE AGREEMENTS-0.83%

Lehman Brothers Inc.
  (Acquired 06/27/07; Cost $50,000,000)
  5.49%(b)(c)(d)(e)(f)                              --      50,000        50,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/28/07; Cost $15,000,000)
  5.51%(b)(c)(d)(f)                            10/10/07     15,000        15,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $65,000,000)                                                        65,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.80%

FEDERAL HOME LOAN BANK (FHLB)-0.80%

Unsec. Disc. Notes, 4.20%(a)(c)
  (Cost $63,177,880)                           09/04/07   $ 63,200    $   63,177,880
====================================================================================

CERTIFICATE OF DEPOSIT-0.63%

State Street Bank & Trust Co., 5.45%
  (Cost $50,000,000)                           10/22/07     50,000        50,000,000
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-71.54% (Cost $5,641,902,450)                             5,641,902,450
====================================================================================

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-28.87%(G)

ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,003,910; 3.75%-6.63%,
 10/03/07-04/07/21)
 5.25%, 09/04/07                               $88,051,333    $   88,000,000
----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,148,611 (collateralized by U.S.
 Government obligations valued at
 $255,000,000; 4.55%-6.50%,
 03/01/33-06/01/37)
 5.35%, 09/04/07                                75,044,583        75,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $500,297,222, (collateralized by a
 U.S. Government obligation valued at
 $510,000,000; 5.00%, 06/01/35)
 5.35%, 09/04/07                               360,214,000       360,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 08/31/07, aggregate maturing value
 $750,450,000 (collateralized by U.S.
 Government obligations valued at
 $765,000,000; 3.78%-7.37%,
 02/01/21-06/01/47)
 5.40%, 09/04/07                               412,433,955       412,186,643
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
 agreement dated 08/31/07, aggregate maturing
 value $450,265,000 (collateralized by U.S.
 Government obligations valued at
 $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
 5.30%, 09/04/07                               288,169,600       288,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,004,769; 0%, 12/28/07-01/31/08)
 5.25%, 09/04/07                                90,052,500        90,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37)
  5.40%, 09/04/07                              $235,141,000   $  235,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $200,120,000 (collateralized by U.S.
  Government obligations valued at
  $204,000,128; 2.88%-6.25%,
  05/19/08-06/01/37)
  5.40%, 09/04/07                               35,021,000        35,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                               83,734,662        83,684,916
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by a U.S.
  Government obligation valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              $360,215,200   $  360,000,000
----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
  08/31/07, maturing value $250,149,444
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  5.00%-7.63%, 03/01/21-12/15/45)
  5.38%, 09/04/07                              250,149,444       250,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,276,871,559)                                          2,276,871,559
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $7,918,774,009)(h)(i)                                        7,918,774,009
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,621,867)
============================================================================
NET ASSETS-100.00%                                            $7,886,152,142
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $3,080,110,661, which represented 39.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Interest or dividend rate is redetermined periodically. Rate shown is rate in effect on August 31, 2007.
(g) Principal amount equals value at period end. See Note 1J.
(h) Also represents cost for federal income tax purposes.
(i) Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.15%

FEDERAL FARM CREDIT BANK (FFCB)-18.72%

Floating Rate Bonds,(a)
  5.20%                                        11/06/07   $ 25,000    $ 25,000,000
----------------------------------------------------------------------------------
  5.18%                                        05/02/08     20,000      19,997,359
----------------------------------------------------------------------------------
  5.38%                                        10/27/08     35,000      34,999,761
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.22%(a)           10/03/07     20,000      20,000,348
==================================================================================
                                                                        99,997,468
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-81.43%

Unsec. Bonds,
  5.25%                                        11/01/07     20,000      20,000,000
----------------------------------------------------------------------------------
  5.25%                                        11/13/07     15,000      15,000,000
----------------------------------------------------------------------------------
  5.35%                                        07/30/08     10,000      10,000,000
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Disc. Notes,(b)
  4.20%                                        09/04/07   $156,700    $156,645,155
----------------------------------------------------------------------------------
  5.14%                                        09/05/07     27,750      27,734,152
----------------------------------------------------------------------------------
  5.16%                                        09/05/07     50,000      49,971,333
----------------------------------------------------------------------------------
  5.13%                                        10/24/07     25,000      24,811,187
----------------------------------------------------------------------------------
  4.84%                                        11/13/07     11,147      11,037,598
----------------------------------------------------------------------------------
  5.12%                                        11/30/07      8,951       8,836,427
----------------------------------------------------------------------------------
  4.79%                                        01/11/08     12,038      11,826,573
----------------------------------------------------------------------------------
  4.84%                                        01/16/08     25,000      24,539,052
----------------------------------------------------------------------------------
  5.05%                                        02/06/08     15,000      14,667,542
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 4.94%(a)           02/07/08     20,000      20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  5.46%                                        03/14/08     15,000      14,996,694
----------------------------------------------------------------------------------
  5.21%                                        09/17/08     10,000       9,995,378
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,999,661
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,999,653
==================================================================================
                                                                       435,060,405
==================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $535,057,873)(c)                                                     535,057,873
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                                     (801,968)
==================================================================================
NET ASSETS-100.00%                                                    $534,255,905
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                  4,408,612,931     2,276,871,559    6,980,172,969   2,614,895,651              --
=================================================================================================================================
  Total investments                             24,664,858,824     7,918,774,009    8,725,138,619   3,325,588,521     535,057,873
=================================================================================================================================
Cash                                                    25,685                --           40,563          18,032         165,099
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 263,048,618                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          49,496,848           686,793        2,269,554       5,427,134       1,395,762
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 574,669           296,641          210,644          79,538          54,018
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           315,226           240,668          106,120          73,467          28,909
=================================================================================================================================
    Total assets                                24,978,319,870     7,919,998,111    8,727,765,500   3,331,186,692     536,701,661
_________________________________________________________________________________________________________________________________
=================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased                            613,590,802                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Amount due Custodian                                      --            23,433               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                        110,867,799        31,958,970       27,168,455      13,323,497       2,250,330
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            2,180,842           970,985          702,696         263,183          79,275
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses advanced                                59,620            97,052           22,588          25,182          36,974
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              735,147           604,206          748,548         277,324          39,157
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              56,699            18,145           16,685           8,793           3,039
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            195,329            56,710           57,196          24,229           3,381
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             261,545           116,468          100,978          64,076          33,600
=================================================================================================================================
    Total liabilities                              727,947,783        33,845,969       28,817,146      13,986,284       2,445,756
=================================================================================================================================
Net assets applicable to shares outstanding     $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $24,249,355,935   $7,885,376,812   $8,697,687,855   $3,316,947,678   $534,251,865
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,430           779,263          320,482         243,789           3,325
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,042,278)           (3,933)         940,017           8,941             715
=================================================================================================================================
                                                $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS:

Institutional Class                             $18,081,350,805   $3,479,265,692   $3,306,282,653   $1,328,963,649   $321,455,670
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                        $  885,779,337    $  632,810,624   $1,250,647,726   $ 599,041,083    $ 43,318,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                       $   81,408,106    $  409,935,818   $  414,628,768   $  26,598,053    $ 10,986,113
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                           $3,397,868,581    $2,146,528,390   $2,833,733,626   $ 730,316,024    $ 93,309,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                   $   39,244,292    $   30,949,509   $   69,761,859   $  16,949,389    $ 11,943,594
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                  $1,128,498,770    $  570,225,806   $  375,749,909   $ 297,560,607    $ 53,228,351
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                 $  636,222,196    $  616,436,303   $  448,143,813   $ 317,771,603    $     14,008
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

August 31, 2007

Short-Term Investments Trust

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             18,080,436,426     3,479,780,368    3,305,741,841   1,328,855,323     321,428,419
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                           885,767,370       632,927,201    1,250,545,408     599,003,598      43,343,235
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                           81,406,801       409,906,057      414,544,116      26,595,343      10,988,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                            3,397,807,165     2,146,596,363    2,833,300,601     730,275,202      93,307,997
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                       39,247,931        30,960,290       69,738,749      16,948,384      11,943,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                   1,128,508,226       570,202,375      375,683,644     297,536,336      53,230,024
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                    636,181,514       616,434,142      448,123,052     317,768,724          13,965
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, offering and redemption price
  per share for each class                      $         1.00    $         1.00   $         1.00   $        1.00    $       1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cost of investments                             $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                   $4,408,612,931    $2,276,871,559   $6,980,172,969   $2,614,895,651   $         --
=================================================================================================================================
Total Investments, at cost                      $24,664,858,824   $7,918,774,009   $8,725,138,619   $3,325,588,521   $535,057,873
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                   LIQUID ASSETS      STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                           $1,175,198,654    $423,117,047    $287,150,706    $153,101,776    $20,230,581
=================================================================================================================================

EXPENSES:

Advisory fees                                         32,853,305      11,812,872        8,370,866      2,888,608         708,216
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                           1,167,066         746,257          677,417        585,519         149,426
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                           956,878         340,523          266,559        146,310          18,820
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                             5,002,813       3,326,182        4,484,407      2,596,605         243,258
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              512,810       2,574,948        2,602,857        200,992          61,949
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                3,000,777       1,727,396        1,708,367        660,235          77,148
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          368,158         450,121          960,631        269,249         120,331
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,300,400         903,308          739,676        626,211         116,217
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        145,629          98,994           25,521         23,800               4
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                    1,907,343         708,772          485,665        259,975          34,476
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                672,258         260,382          180,617        107,814          25,097
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                             295,235         228,324          145,062        158,655          96,423
---------------------------------------------------------------------------------------------------------------------------------
Other                                                  1,021,111         512,461          350,404        261,011         115,040
=================================================================================================================================
    Total expenses                                    50,203,783      23,690,540       20,998,049      8,784,984       1,766,405
=================================================================================================================================
Less: Fees waived                                    (15,350,398)     (7,746,725)      (6,871,761)    (2,323,063)       (870,601)
=================================================================================================================================
    Net expenses                                      34,853,385      15,943,815       14,126,288      6,461,921         895,804
=================================================================================================================================
Net investment income                              1,140,345,269     407,173,232      273,024,418    146,639,855      19,334,777
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment securities             133,500              --        1,105,292         33,729             715
=================================================================================================================================
Net increase in net assets resulting from
  operations                                       $1,140,478,769    $407,173,232    $274,129,710    $146,673,584    $19,335,492
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                          ----------------------------------    ---------------------------------
                                                               2007               2006               2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                   $ 1,140,345,269    $   884,596,378    $   407,173,232    $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                                               133,500            911,060                 --                --
=================================================================================================================================
    Net increase in net assets resulting from operations    1,140,478,769        885,507,438        407,173,232       343,224,083
=================================================================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (847,648,082)      (639,998,716)      (226,509,468)     (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (49,488,449)       (42,306,265)       (32,952,863)      (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (3,210,986)        (2,936,707)       (16,145,867)       (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (155,031,976)      (127,479,313)       (89,354,604)      (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (1,611,752)        (1,939,893)        (1,972,728)       (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (58,030,918)       (42,131,448)       (23,002,200)      (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             (25,322,944)       (27,804,036)       (17,235,487)      (10,376,312)
=================================================================================================================================
    Total distributions from net investment income         (1,140,345,107)      (884,596,378)      (407,173,217)     (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                  --           (478,590)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                             --            (33,284)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            --             (1,910)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                --            (76,508)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        --               (538)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                       --            (32,914)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                      --             (1,728)                --                --
=================================================================================================================================
    Total distributions from net realized gains                        --           (625,472)                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions    (1,140,345,107)      (885,221,850)      (407,173,217)     (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                       3,022,574,348      2,776,520,511     (1,244,349,920)      156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (94,922,395)       171,846,264         41,516,502        34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    16,970,552         18,242,840        110,746,298       136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       683,993,231       (695,502,781)       767,567,082       469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                21,819,891       (110,822,387)       (24,940,348)      (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               39,400,419        186,260,377        244,901,202        53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             579,576,967       (409,826,741)        90,752,256       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    4,269,413,013      1,936,718,083        (13,806,928)    1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                   4,269,546,675      1,937,003,671        (13,806,913)    1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of year                                        19,980,825,412     18,043,821,741      7,899,959,055     6,588,245,783
=================================================================================================================================
  End of year*                                            $24,250,372,087    $19,980,825,412    $ 7,886,152,142    $7,899,959,055
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                $     2,058,430    $     2,058,268    $       779,263    $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $  273,024,418    $  212,999,652    $  146,639,855    $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        1,105,292          (152,503)           33,729            97,483
=================================================================================================================================
    Net increase in net assets resulting from operations        274,129,710       212,847,149       146,673,584       117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (104,584,939)      (79,707,716)      (65,418,169)      (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,516,106)      (32,061,314)      (25,343,990)      (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (15,597,130)      (10,237,180)       (1,240,627)       (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (84,180,517)      (73,667,977)      (33,676,292)      (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  (4,039,498)       (3,292,187)       (1,159,978)         (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (18,042,317)      (13,748,086)      (15,724,904)      (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                (4,063,919)         (285,192)       (4,075,889)       (2,281,723)
=================================================================================================================================
    Total distributions from net investment income             (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                              --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                  --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                          --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                         --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                        --                --                --                --
=================================================================================================================================
    Total distributions from net realized gains                          --                --                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions        (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         1,204,096,230           703,777      (483,324,430)      812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      278,127,382      (256,870,746)       80,511,634      (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      82,207,300        58,898,939       (13,001,827)        1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       1,475,831,081      (423,088,691)       73,952,886         2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (63,953,928)       56,501,483        (4,939,814)       17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 22,799,067        51,709,221         3,718,054        63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               446,267,839           985,905       289,049,310       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      3,445,374,971      (511,160,112)      (54,034,187)      631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                     3,446,480,255      (511,312,615)      (54,000,452)      632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of year                                           5,252,468,099     5,763,780,714     3,371,200,860     2,739,146,267
=================================================================================================================================
  End of year*                                               $8,698,948,354    $5,252,468,099    $3,317,200,408    $3,371,200,860
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                   $      320,482    $      307,718    $      243,789    $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 19,334,777    $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                    715             199
==========================================================================================
    Net increase in net assets resulting from operations        19,335,492       8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (9,372,684)     (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                      (2,356,207)     (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (374,519)       (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                         (3,858,878)     (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (508,313)        (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                                (2,864,255)       (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                     (690)           (689)
==========================================================================================
    Total distributions from net investment income             (19,335,546)     (8,125,913)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --              --
------------------------------------------------------------------------------------------
  Private Investment Class                                              --              --
------------------------------------------------------------------------------------------
  Personal Investment Class                                             --              --
------------------------------------------------------------------------------------------
  Cash Management Class                                                 --              --
------------------------------------------------------------------------------------------
  Reserve Class                                                         --              --
------------------------------------------------------------------------------------------
  Resource Class                                                        --              --
------------------------------------------------------------------------------------------
  Corporate Class                                                       --              --
==========================================================================================
    Total distributions from net realized gains                         --              --
==========================================================================================
    Decrease in net assets resulting from distributions        (19,335,546)     (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          241,352,014      (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (45,745,353)     19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                      4,443,368         935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                         61,058,867      (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                 11,505,791         437,737
------------------------------------------------------------------------------------------
  Resource Class                                                27,368,724      18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                      688          13,277
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        299,984,099      34,982,657
==========================================================================================
    Net increase (decrease) in net assets                      299,984,045      34,982,856
==========================================================================================

NET ASSETS:

  Beginning of year                                            234,271,860     199,289,004
==========================================================================================
  End of year*                                                $534,255,905    $234,271,860
==========================================================================================
  * Includes accumulated undistributed net investment income  $      3,325    $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds, except for Treasury Portfolio, may receive proceeds from litigation settlements involving such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

Short-Term Investments Trust

     the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows:

Liquid Assets Portfolio                                         0.15%
--------------------------------------------------------------------
STIC Prime Portfolio                                            0.15%
--------------------------------------------------------------------
Treasury Portfolio                                              0.15%
--------------------------------------------------------------------
Government and Agency Portfolio                                 0.10%
--------------------------------------------------------------------


Government TaxAdvantage Portfolio pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each class of each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Liquid Assets Portfolio                                         $12,564,508
---------------------------------------------------------------------------
STIC Prime Portfolio                                              5,144,943
---------------------------------------------------------------------------
Treasury Portfolio                                                3,769,413
---------------------------------------------------------------------------
Government & Agency Portfolio                                       938,531
---------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   678,136
---------------------------------------------------------------------------


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

Short-Term Investments Trust


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                            0.30%         0.55%         0.08%       0.87%       0.20%       0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                      0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  0.25%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the year ended August 31, 2007 FMC waived Plan fees of:

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                         $2,001,125     $136,749      $600,155     $47,861        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                            1,330,473       686,653       345,479     58,516     180,661        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                              1,793,763       694,095       341,673     124,882    147,935        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                   1,038,642        53,598       132,047     35,003     125,242        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 121,629        16,520        15,430     15,643      23,243        N/A
--------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2007, Liquid Assets Portfolio engaged in securities purchases of $1,900,000.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

Short-Term Investments Trust


    During the year ended August 31, 2007, the Trust paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees of $179,886. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                   2007               2006
                                                              ORDINARY INCOME    ORDINARY INCOME
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $1,140,345,107      $885,221,850
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                             407,173,217       343,224,083
------------------------------------------------------------------------------------------------
Treasury Portfolio                                               273,024,426       212,999,652
------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                    146,639,849       117,625,921
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 19,335,546         8,125,913
------------------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                  UNDISTRIBUTED     TEMPORARY BOOK/TAX    CAPITAL LOSS         SHARES OF
                                 ORDINARY INCOME       DIFFERENCES        CARRYFORWARD    BENEFICIAL INTEREST    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio            $4,103,341          $(2,044,911)       $(1,042,278)      $24,249,355,935      $24,250,372,087
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                1,680,080             (900,817)            (3,933)        7,885,376,812        7,886,152,142
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                  1,913,371             (652,872)                --         8,697,687,855        8,698,948,354
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio         497,100             (244,370)                --         3,316,947,678        3,317,200,408
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            70,536              (66,496)                --           534,251,865          534,255,905
---------------------------------------------------------------------------------------------------------------------------------


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Each Fund may have utilized capital loss carryforward in the current period to offset net realized capital gains for federal income tax purposes. The Funds below utilized capital loss carryforward in the current period as follows:

                                                                CAPITAL LOSS
                                                                CARRYFORWARD
                                                                  UTILIZED
----------------------------------------------------------------------------
Liquid Assets Portfolio                                           $133,500
----------------------------------------------------------------------------
Government & Agency Portfolio                                       24,788
----------------------------------------------------------------------------

Short-Term Investments Trust


    The Funds below have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                               AUGUST 31, 2011*       AUGUST 31, 2013*        TOTAL
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                             $   --               $1,042,278         $1,042,278
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                 1,014                    2,919              3,933
----------------------------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2007, the following Funds had reclassifications of permanent differences as follows:

                                                              UNDISTRIBUTED NET
                                                                 INVESTMENT        UNDISTRIBUTED NET
                                                                   INCOME            REALIZED GAIN
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                 $12,772             $(12,772)
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                      199                 (199)
----------------------------------------------------------------------------------------------------


These reclassifications had no effect on the net assets of each Fund.

Short-Term Investments Trust

NOTE 8--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED                               YEAR ENDED
                                                            AUGUST 31, 2007(A)                         AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               238,934,200,537    $ 238,934,200,537     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           19,597,812,083       19,597,812,083      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             456,768,244          456,768,244       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              35,299,025,326       35,299,025,326      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         374,465,191          374,465,191         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,687,259,809        8,687,259,809       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    10,734,821,522       10,734,821,522      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   398,026,805          398,026,805         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               26,789,852           26,789,852          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               2,199,469            2,199,469           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 100,581,216          100,581,216          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,225,585            1,225,585           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         51,847,804           51,847,804          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         2,785,427            2,785,427          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (236,309,652,994)    (236,309,652,994)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (19,719,524,330)     (19,719,524,330)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (441,997,161)        (441,997,161)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (34,715,613,311)     (34,715,613,311)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (353,870,885)        (353,870,885)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,699,707,194)      (8,699,707,194)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (10,158,029,982)     (10,158,029,982)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                      4,269,413,013    $   4,269,413,013       1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   21,624,735,483    $ 21,624,735,483     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,250,510,857       7,250,510,857      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              4,914,606,658       4,914,606,658      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  8,593,210,897       8,593,210,897      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            508,830,773         508,830,773        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,359,442,697       2,359,442,697      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        4,814,045,807       4,814,045,807      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       52,426,118          52,426,118         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  18,298,133          18,298,133         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 11,345,449          11,345,449          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     59,059,766          59,059,766         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,409,689           1,409,689          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            12,282,460          12,282,460         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           13,231,922          13,231,922          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (22,921,511,521)    (22,921,511,521)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (7,227,292,488)     (7,227,292,488)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (4,815,205,809)     (4,815,205,809)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,884,703,581)     (7,884,703,581)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (535,180,810)       (535,180,810)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,126,823,955)     (2,126,823,955)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (4,736,525,473)     (4,736,525,473)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                           (13,806,928)   $    (13,806,928)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,170,370,433    $ 12,170,370,433     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              11,768,966,288      11,768,966,288     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              3,296,804,616       3,296,804,616      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 15,602,939,433      15,602,939,433     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            679,380,067         679,380,067        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,305,324,643       2,305,324,643      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,026,789,860       1,026,789,860        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       24,718,278          24,718,278         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,103,797           8,103,797          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 12,643,517          12,643,517          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     14,516,711          14,516,711         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,933,321           2,933,321          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            11,141,233          11,141,233          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,732,685           2,732,685            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                  (10,990,992,481)    (10,990,992,481)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (11,498,942,703)    (11,498,942,703)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (3,227,240,833)     (3,227,240,833)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (14,141,625,063)    (14,141,625,063)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (746,267,316)       (746,267,316)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,293,666,809)     (2,293,666,809)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (583,254,706)       (583,254,706)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                         3,445,374,971    $  3,445,374,971       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,312,544,749    $ 13,312,544,749     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,477,066,272       3,477,066,272      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                273,507,552         273,507,552        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,181,233,587       5,181,233,587      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            224,069,435         224,069,435        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,846,951,288       1,846,951,288      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,656,210,462       1,656,210,462        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       39,124,555          39,124,555         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  15,207,056          15,207,056         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    264,646             264,646            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     30,497,618          30,497,618         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                926,390             926,390            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             9,705,455           9,705,455          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,841,659           2,841,659          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,834,993,734)    (13,834,993,734)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,411,761,694)     (3,411,761,694)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (286,774,025)       (286,774,025)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,137,778,319)     (5,137,778,319)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (229,935,639)       (229,935,639)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,852,938,689)     (1,852,938,689)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (1,370,002,811)     (1,370,002,811)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (54,034,187)   $    (54,034,187)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                           YEAR ENDED
                                                                  AUGUST 31, 2007(A)                     AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       4,138,948,149    $ 4,138,948,149     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    287,413,419        287,413,419       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    38,897,026         38,897,026        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       236,788,574        236,788,574       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                46,456,948         46,456,948         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              196,800,480        196,800,480        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           7,250,151          7,250,151         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        753,849            753,849           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         9,897              9,897             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         3,529,807          3,529,807         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     9,423              9,423             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,129,670          2,129,670           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  688                688               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (3,904,846,286)    (3,904,846,286)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (333,912,621)      (333,912,621)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (34,463,555)       (34,463,555)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (179,259,514)      (179,259,514)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (34,960,580)       (34,960,580)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (171,561,426)      (171,561,426)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              299,984,099    $   299,984,099        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 71% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

Short-Term Investments Trust


NOTE 10--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                PRIVATE INVESTMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2007           2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02          0.01        0.01
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00       (0.00)        (0.00)       0.00
===========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02          0.01        0.01
===========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.00)         --            --          --
===========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)        (0.01)      (0.01)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $     1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   5.06%          4.26%       2.19%         0.75%       1.02%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $885,779       $980,681    $808,821    $1,078,780    $978,383
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%         0.42%       0.41%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.68%(b)       0.68%       0.69%         0.68%       0.67%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              4.95%(b)       4.20%       2.14%         0.74%       1.04%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,000,562,552.

STIC PRIME PORTFOLIO

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --       (0.00)         --
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.07%          4.28%       2.21%       0.72%       0.97%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $632,811       $591,306    $556,709    $393,619    $560,825
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.40%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)       0.69%       0.69%       0.69%       0.68%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.95%(b)       4.23%       2.18%       0.71%       0.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $665,236,413.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                                  PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                 2007            2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $   1.00    $     1.00    $   1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05           0.04          0.02        0.01          0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.00           0.00          0.00        0.00         (0.00)
===============================================================================================================================
    Total from investment operations                                0.05           0.04          0.02        0.01          0.01
===============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.05)         (0.04)        (0.02)      (0.01)        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --             --         (0.00)      (0.00)           --
===============================================================================================================================
    Total distributions                                            (0.05)         (0.04)        (0.02)      (0.01)        (0.01)
===============================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00    $     1.00    $   1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                     4.85%          4.06%         2.06%       0.68%         0.98%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,250,648       $972,350    $1,229,249    $808,852    $1,100,857
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.42%(b)       0.42%         0.42%       0.42%         0.41%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.69%(b)       0.70%         0.70%       0.69%         0.69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets                4.73%(b)       3.97%         2.03%       0.65%         0.97%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America .
(b)  Ratios are based on average daily net assets of $896,881,352.

GOVERNMENT & AGENCY PORTFOLIO

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)      (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.99%          4.18%       2.14%       0.73%       0.99%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $599,041       $518,524    $750,824    $484,967    $503,365
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.42%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.65%(b)       0.66%       0.67%       0.65%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.88%(b)       4.15%       2.12%       0.73%       0.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $519,320,808.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                             PRIVATE INVESTMENT CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2007          2006       2005        2004       2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04       0.02        0.01       0.01
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00          0.00       0.00        0.00       0.00
=====================================================================================================================
    Total from investment operations                             0.05          0.04       0.02        0.01       0.01
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)     (0.02)      (0.01)     (0.01)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --         --       (0.00)     (0.00)
=====================================================================================================================
    Total distributions                                         (0.05)        (0.04)     (0.02)      (0.01)     (0.01)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  4.95%         4.15%      2.13%       0.74%      0.99%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $43,318       $89,063    $69,277    $276,400    $85,138
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.37%(b)      0.37%      0.37%       0.37%      0.38%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.80%(b)      0.87%      0.91%       0.83%      0.83%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             4.83%(b)      4.06%      2.15%       0.73%      0.96%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $48,651,622.

Short-Term Investments Trust

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Private Investment Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2007, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Private Investment Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.



PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   of 5% per year before expenses, which is
                                             together with the amount you invested, to    not the Fund's actual return.
As a shareholder in the Private Investment   estimate the expenses that you paid over
Class, you incur ongoing costs, including    the period. Simply divide your account          The hypothetical account values and
management fees, distribution and/or         value by $1,000 (for example, an $8,600      expenses may not be used to estimate the
service (12b-1) fees and other Fund          account value divided by $1,000 = 8.6),      actual ending account balance or expenses
expenses. This example is intended to help   then multiply the result by the number in    you paid for the period. You may use this
you understand your ongoing costs (in        the table under the heading entitled         information to compare the ongoing costs
dollars) of investing in the Funds and       "Actual Expenses Paid During Period" to      of investing in the Fund and other funds.
compare these costs with ongoing costs of    estimate the expenses you paid on your       To do so, compare this 5% hypothetical
investing in other mutual funds. The         account during this period.                  example with the 5% hypothetical examples
example is based on an investment of                                                      that appear in the shareholder reports of
$1,000 invested at the beginning of the      HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
period and held for the entire period        PURPOSES
March 1, 2007, through August 31, 2007.                                                      Please note that the expenses shown in
                                             The table below also provides information    the table are meant to highlight your
ACTUAL EXPENSES                              about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
The table below provides information about   actual expense ratio and an assumed rate     comparing ongoing costs only, and will
actual account values and actual expenses.   of return                                    not help you determine the relative total
                                                                                          costs of owning different funds.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
     FUND          (3/1/07)              (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
Liquid Assets      $1,000.00              $1,025.20               $2.14        $1,023.09             $2.14             0.42%
STIC Prime          1,000.00               1,025.20                2.14         1,023.09              2.14             0.42
Treasury            1,000.00               1,023.80                2.14         1,023.09              2.14             0.42
Government
& Agency            1,000.00               1,024.80                2.14         1,023.09              2.14             0.42
Government
TaxAdvantage        1,000.00               1,024.60                1.89         1,023.34              1.89             0.37

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of Short   expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Term Investments Trust (the Trust) is        Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. Nature, Extent and Quality of Services
During contract renewal meetings held on     Sub-Committee's recommendations in making       Provided by AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This Sub-Committee            advisory agreement was considered            part, because of such knowledge. The Board
structure permits the Trustees to focus on   separately, although the Board also          also considered the steps that AIM and its
the performance of the AIM Funds that have   considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
Sub-Committees meet with portfolio           advisory fees for each Fund and the other    the Board's approval of the continuance of
managers for their assigned funds and        AIM Funds are the result of years of         each Fund's advisory agreement.
other members of management and review       review and negotiation between the
with these individuals the performance,      Trustees and AIM, that the Trustees may      B. Fund Performance
investment objective(s), policies,           focus to a greater extent on certain
strategies and limitations of these funds.   aspects of these arrangements in some        GOVERNMENT & AGENCY PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a           The Board compared the Fund's performance
throughout the year, the Sub-Committees      particular year may be based in part on      during the past one, three and five
meet at designated contract renewal          their deliberations and conclusions of       calendar years to the performance of funds
meetings each year to conduct an in-depth    these same arrangements throughout the       in the Fund's Lipper peer group that are
review of the performance, fees and          year and in prior years.                     not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Institutional U.S. Government Money Market
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           Funds Index. The Board also reviewed the
data regarding all the AIM Funds prepared                                                 methodology used by Lipper to identify the
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Fund's peers. The Board noted that the
under the direction and supervision of the   of the Senior Officer's independent          Fund's performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             median performance of its peers for the
prepares a separate analysis of this         discussion of the material factors and       one, three and five year periods. The
information for the Trustees. Each           related conclusions that formed the basis    Board noted that the Fund's performance
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      was comparable to the performance of the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Index for the one, three and five year
performance, fees and                        stated, information set forth below is as    periods. The Board also considered the
                                             of                                           steps AIM has taken over the last several
                                                                                          years to improve the quality and
                                                                                          efficiency of the services that AIM
                                                                                          provides to the AIM

                                                                                                                         (continued)

Short-Term Investments Trust

Funds. The Board concluded that AIM          formance of funds in the Fund's Lipper       strategies comparable to those of the
continues to be responsive to the Board's    peer group that are not managed by AIM,      Fund, including one mutual fund advised
focus on fund performance. Although the      and against the performance of all funds     by AIM. The Board noted that the Fund's
independent written evaluation of the        in the Lipper Institutional Money Market     rate was below the rate for the mutual
Fund's Senior Officer (discussed below)      Funds Index. The Board also reviewed the     fund.
only considered Fund performance through     methodology used by Lipper to identify the
the most recent calendar year, the Board     Fund's peers. The Board noted that the          The Board noted that AIM has
also reviewed more recent Fund performance   Fund's performance was comparable to the     contractually agreed to waive fees and/or
and this review did not change their         median performance of its peers for the      limit expenses of the Fund through at
conclusions.                                 one, three and five year periods. The        least June 30, 2008 in an amount
                                             Board noted that the Fund's performance      necessary to limit total annual operating
GOVERNMENT TAXADVANTAGE PORTFOLIO            was comparable to the performance of the     expenses to a specified percentage of
                                             Index for the one, three and five year       average daily net assets for each class
The Board compared the Fund's performance    periods. The Board also considered the       of the Fund. The Board considered the
during the past one, three and five          steps AIM has taken over the last several    contractual nature of this fee waiver and
calendar years to the performance of funds   years to improve the quality and             noted that it remains in effect until at
in the Fund's Lipper peer group that are     efficiency of the services that AIM          least June 30, 2008. The Board reviewed
not managed by AIM, and against the          provides to the AIM Funds. The Board         the Fund's effective advisory fee rate,
performance of all funds in the Lipper       concluded that AIM continues to be           after taking account of this expense
Institutional U.S. Government Money Market   responsive to the Board's focus on fund      limitation, and considered the effect
Funds Index. The Board also reviewed the     performance. Although the independent        this expense limitation would have on the
methodology used by Lipper to identify the   written evaluation of the Fund's Senior      Fund's estimated total expenses. The
Fund's peers. The Board noted that the       Officer (discussed below) only considered    Board concluded that the levels of fee
Fund's performance was comparable to the     Fund performance through the most recent     waivers/expense limitations for the Fund
median performance of its peers for the      calendar year, the Board also reviewed       were fair and reasonable.
one, three and five year periods. The        more recent Fund performance and this
Board noted that the Fund's performance      review did not change their conclusions.        After taking account of the Fund's
was comparable to the performance of the                                                  contractual advisory fee rate, as well as
Index for the one, three and five year       TREASURY PORTFOLIO                           the comparative advisory fee information
periods. The Board also considered the                                                    and the expense limitation discussed
steps AIM has taken over the last several    The Board compared the Fund's performance    above, the Board concluded that the
years to improve the quality and             during the past one, three and five          Fund's advisory fees were fair and
efficiency of the services that AIM          calendar years to the performance of funds   reasonable.
provides to the AIM Funds. The Board         in the Fund's Lipper peer group that are
concluded that AIM continues to be           not managed by AIM, and against the          GOVERNMENT TAXADVANTAGE PORTFOLIO
responsive to the Board's focus on fund      performance of all funds in the Lipper
performance. Although the independent        Institutional U.S. Treasury Money Market        The Board compared the Fund's
written evaluation of the Fund's Senior      Funds Index. The Board also reviewed the     contractual advisory fee rate to the
Officer (discussed below) only considered    methodology used by Lipper to identify the   contractual advisory fee rates of funds
Fund performance through the most recent     Fund's peers. The Board noted that the       in the Fund's Lipper peer group that are
calendar year, the Board also reviewed       Fund's performance was comparable to the     not managed by AIM, at a common asset
more recent Fund performance and this        median performance of its peers for the      level and as of the end of the past
review did not change their conclusions.     one, three and five year periods. The        calendar year. The Board noted that the
                                             Board noted that the Fund's performance      Fund's advisory fee rate was below the
LIQUID ASSETS PORTFOLIO                      was above the performance of the Index for   median advisory fee rate of its peers.
                                             the one and three year periods, and above    The Board also reviewed the methodology
The Board compared the Fund's performance    such Index for the five year period. The     used by Lipper and noted that the
during the past one, three and five          Board also considered the steps AIM has      contractual fee rates shown by Lipper
calendar years to the performance of funds   taken over the last several years to         include any applicable long-term
in the Fund's Lipper peer group that are     improve the quality and efficiency of the    contractual fee waivers. The Board also
not managed by AIM, and against the          services that AIM provides to the AIM        compared the Fund's contractual advisory
performance of all funds in the Lipper       Funds. The Board concluded that AIM          fee rate to the contractual advisory fee
Institutional Money Market Funds Index.      continues to be responsive to the Board's    rates of other clients of AIM and its
The Board also reviewed the methodology      focus on fund performance. Although the      affiliates with investment strategies
used by Lipper to identify the Fund's        independent written evaluation of the        comparable to those of the Fund,
peers. The Board noted that the Fund's       Fund's Senior Officer (discussed below)      including one mutual fund advised by AIM.
performance was comparable to the median     only considered Fund performance through     The Board noted that the Fund's rate
performance of its peers for the one,        the most recent calendar year, the Board     was above the rate for the mutual fund.
three and five year periods. The Board       also reviewed more recent Fund performance
noted that the Fund's performance was        and this review did not change their            The Board noted that AIM has
comparable to the performance of the Index   conclusions.                                 contractually agreed to waive fees and/or
for the one, three and five year periods.                                                 limit expenses of the Fund through at
The Board also considered the steps AIM      C. Advisory Fees and Fee Waivers             least June 30, 2008 in an amount
has taken over the last several years to                                                  necessary to limit total annual operating
improve the quality and efficiency of the    GOVERNMENT & AGENCY PORTFOLIO                expenses to a specified percentage of
services that AIM provides to the AIM                                                     average daily net assets for each class
Funds. The Board concluded that AIM          The Board compared the Fund's contractual    of the Fund. The Board considered the
continues to be responsive to the Board's    advisory fee rate to the contractual         contractual nature of this fee waiver and
focus on fund performance. Although the      advisory fee rates of funds in the Fund's    noted that it remains in effect until at
independent written evaluation of the        Lipper peer group that are not managed by    least June 30, 2008. The Board reviewed
Fund's Senior Officer (discussed below)      AIM, at a common asset level and as of the   the Fund's effective advisory fee rate,
only considered Fund performance through     end of the past calendar year. The Board     after taking account of this expense
the most recent calendar year, the Board     noted that the Fund's advisory fee rate      limitation, and considered the effect
also reviewed more recent Fund performance   was below the median advisory fee rate of    this expense limitation would have on the
and this review did not change their         its peers. The Board also reviewed the       Fund's estimated total expenses. The
conclusions.                                 methodology used by Lipper and noted that    Board concluded that the levels of fee
                                             the contractual fee rates shown by Lipper    waivers/expense limitations for the Fund
STIC PRIME PORTFOLIO                         include any applicable long-term             were fair and reasonable.
                                             contractual fee waivers. The Board also
The Board compared the Fund's performance    compared the Fund's contractual advisory        After taking account of the Fund's
during the past one, three and five          fee rate to the contractual advisory fee     contractual advisory fee rate, as well as
calendar years to the per-                   rates of other clients of AIM and its        the comparative advisory fee information
                                             affiliates with investment                   and the expense limitation discussed
                                                                                          above, the Board concluded that the
                                                                                          Fund's advisory fees were fair and
                                                                                          reasonable.

                                                                                                                         (continued)

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO                      necessary to limit total annual operating    include any breakpoints. The Board
                                             expenses to a specified percentage of        considered whether it would be
The Board compared the Fund's contractual    average daily net assets for each class of   appropriate to add advisory fee
advisory fee rate to the contractual         the Fund. The Board considered the           breakpoints for each Fund or whether, due
advisory fee rates of funds in the Fund's    contractual nature of this fee waiver and    to the nature of each Fund and the
Lipper peer group that are not managed by    noted that it remains in effect until at     advisory fee structures of comparable
AIM, at a common asset level and as of the   least June 30, 2008. The Board reviewed      funds, it was reasonable to structure the
end of the past calendar year. The Board     the Fund's effective advisory fee rate,      advisory fee without breakpoints. Based
noted that the Fund's advisory fee rate      after taking account of this expense         on this review, the Board concluded that
was below the median advisory fee rate of    limitation, and considered the effect this   it was not necessary to add breakpoints
its peers. The Board also reviewed the       expense limitation would have on the         to the Funds' advisory fee schedule.
methodology used by Lipper and noted that    Fund's estimated total expenses. The Board   Based on this information, the Board
the contractual fee rates shown by Lipper    concluded that the levels of fee waivers/    concluded that, absent breakpoints, each
include any applicable long-term             expense limitations for the Fund were fair   Fund's contractual advisory fees remain
contractual fee waivers. The Board also      and reasonable.                              constant and do not reflect economies of
compared the Fund's contractual advisory                                                  scale. The Board also noted that each
fee rate to the contractual advisory fee        After taking account of the Fund's        Fund shares directly in economies of
rates of other clients of AIM and its        contractual advisory fee rate, as well as    scale through lower fees charged by third
affiliates with investment strategies        the comparative advisory fee information     party service providers based on the
comparable to those of the Fund, including   and the expense limitation discussed         combined size of all of the AIM Funds and
one mutual fund advised by AIM and two       above, the Board concluded that the Fund's   affiliates.
private funds sub-advised by an AIM          advisory fees were fair and reasonable.
affiliate. The Board noted that the Fund's                                                GOVERNMENT TAXADVANTAGE PORTFOLIO
rate was: (i) the same as the rate for the   TREASURY PORTFOLIO
mutual fund; and (ii) above the rates for                                                 The Board considered the extent to which
the two private funds.                       The Board compared the Fund's contractual    there are economies of scale in AIM's
                                             advisory fee rate to the contractual         provision of advisory services to the
   The Board noted that AIM has              advisory fee rates of funds in the Fund's    Fund. The Board also considered whether
contractually agreed to waive fees and/or    Lipper peer group that are not managed by    the Fund benefits from such economies of
limit expenses of the Fund through at        AIM, at a common asset level and as of the   scale through contractual breakpoints in
least June 30, 2008 in an amount necessary   end of the past calendar year. The Board     the Fund's advisory fee schedule or
to limit total annual operating expenses     noted that the Fund's advisory fee rate      through advisory fee waivers or expense
to a specified percentage of average daily   was below the median advisory fee rate of    limitations. The Board noted that the
net assets for each class of the Fund. The   its peers. The Board also reviewed the       Fund's contractual advisory fee schedule
Board considered the contractual nature of   methodology used by Lipper and noted that    includes two breakpoints and that the
this fee waiver and noted that it remains    the contractual fee rates shown by Lipper    level of the Fund's advisory fees, as a
in effect until at least June 30, 2008.      include any applicable long-term             percentage of the Fund's net assets, has
The Board reviewed the Fund's effective      contractual fee waivers. The Board noted     decreased as net assets increased because
advisory fee rate, after taking account of   that AIM does not serve as an advisor to     of the breakpoints. Based on this
this expense limitation, and considered      other mutual funds or other clients with     information, the Board concluded that the
the effect this expense limitation would     investment strategies comparable to those    Fund's advisory fees appropriately
have on the Fund's estimated total           of the Fund.                                 reflect economies of scale at current
expenses. The Board concluded that the                                                    asset levels. The Board also noted that
levels of fee waivers/expense limitations       The Board noted that AIM has              the Fund shares directly in economies of
for the Fund were fair and reasonable.       contractually agreed to waive fees and/or    scale through lower fees charged by third
                                             limit expenses of the Fund through at        party service providers based on the
   After taking account of the Fund's        least June 30, 2008 in an amount necessary   combined size of all of the AIM Funds and
contractual advisory fee rate, as well as    to limit total annual operating expenses     affiliates.
the comparative advisory fee information     to a specified percentage of average daily
and the expense limitation discussed         net assets for each class of the Fund. The   E. Profitability and Financial Resources
above, the Board concluded that the Fund's   Board considered the contractual nature of   of AIM
advisory fees were fair and reasonable.      this fee waiver and noted that it remains
                                             in effect until at least June 30, 2008.      The Board reviewed information from AIM
STIC PRIME PORTFOLIO                         The Board reviewed the Fund's effective      concerning the costs of the advisory and
                                             advisory fee rate, after taking account of   other services that AIM and its
The Board compared the Fund's contractual    this expense limitation, and considered      affiliates provide to each Fund and the
advisory fee rate to the contractual         the effect this expense limitation would     profitability of AIM and its affiliates
advisory fee rates of funds in the Fund's    have on the Fund's estimated total           in providing these services. The Board
Lipper peer group that are not managed by    expenses. The Board concluded that the       also reviewed information concerning the
AIM, at a common asset level and as of the   levels of fee waivers/expense limitations    financial condition of AIM and its
end of the past calendar year. The Board     for the Fund were fair and reasonable.       affiliates. The Board also reviewed with
noted that the Fund's advisory fee rate                                                   AIM the methodology used to prepare the
was comparable to the median advisory fee       After taking account of the Fund's        profitability information. The Board
rate of its peers. The Board also reviewed   contractual advisory fee rate, as well as    considered the overall profitability of
the methodology used by Lipper and noted     the comparative advisory fee information     AIM, as well as the profitability of AIM
that the contractual fee rates shown by      and the expense limitation discussed         in connection with managing each Fund.
Lipper include any applicable long-term      above, the Board concluded that the Fund's   The Board noted that AIM continues to
contractual fee waivers. The Board also      advisory fees were fair and reasonable.      operate at a net profit, although
compared the Fund's contractual advisory                                                  increased expenses in recent years have
fee rate to the contractual advisory fee     D. Economies of Scale and Breakpoints        reduced the profitability of AIM and its
rates of other clients of AIM and its                                                     affiliates. The Board concluded that each
affiliates with investment strategies        GOVERNMENT & AGENCY PORTFOLIO, LIQUID        Fund's advisory fees were fair and
comparable to those of the Fund, including   ASSETS PORTFOLIO, STIC PRIME PORTFOLIO AND   reasonable, and that the level of profits
one mutual fund advised by AIM and two       TREASURY PORTFOLIO                           realized by AIM and its affiliates from
private funds sub-advised by an AIM                                                       providing services to each Fund was not
affiliate. The Board noted that the Fund's   The Board considered the extent to which     excessive in light of the nature, quality
rate was: (i) the same as the rate for the   there are economies of scale in AIM's        and extent of the services provided. The
mutual fund; and (ii) above the rates for    provision of advisory services to each       Board considered whether AIM is
the two private funds.                       Fund. The Board also considered whether      financially sound and has the resources
                                             each Fund benefits from such economies of    necessary to perform its obligations
   The Board noted that AIM has              scale through contractual breakpoints in     under the Funds' advisory agreement, and
contractually agreed to waive fees and/or    the Fund's advisory fee schedule or          concluded that AIM has the financial
limit expenses of the Fund through at        through advisory fee waivers or expense      resources necessary to fulfill these
least June 30, 2008 in an amount             limitations. The Board noted that the        obligations.
                                             Funds' contractual advisory fee schedules
                                             do not

                                                                                                                        (continued)

Short-Term Investments Trust

F. Independent Written Evaluation of the
   Funds' Senior Officer

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. Collateral Benefits to AIM and its
   Affiliates

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to each Fund.

   The Board considered the benefits
realized by AIM as a result of portfolio brokerage transactions executed through
"soft dollar" arrangements. Under these
arrangements, portfolio brokerage
commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM's expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for each Fund and may therefore benefit Fund shareholders. The
Board concluded that AIM's soft dollar
arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

Short-Term Investments Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

    Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:


FEDERAL AND STATE INCOME TAX

                                                  LONG TERM                               CORPORATE DIVIDENDS
                                                   CAPITAL          QUALIFIED DIVIDEND         RECEIVED           U.S. TREASURY
                                              GAIN DISTRIBUTIONS         INCOME*              DEDUCTION*           OBLIGATIONS*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                --                 0.00%                  0.00%                 0.02%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                   --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                     --                 0.00%                  0.00%                 0.20%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                          --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                      --                 0.00%                  0.00%                   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                 QUALIFIED        QUALIFIED INTEREST
                                                              SHORT-TERM GAINS         INCOME**
----------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                --               43.39%
----------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   --               76.40%
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                $12,772                 100%
----------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                          --                 100%
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 $   199                 100%
____________________________________________________________________________________________________
====================================================================================================

** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                             NOVEMBER 30, 2006       FEBRUARY 28, 2007       MAY 31, 2007       AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                              100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                 100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                   100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                        100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  99.98%                  99.99%               99.98%               99.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Short-Term Investments Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and Executive                      President, A I M Management Group Inc.
  Vice President                             (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1980       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1981       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Short-Term Investments Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1989       Head of INVESCO's World Wide Fixed        N/A
  President and Principal                    Income and Cash Management Group;
  Executive Officer                          Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Funds from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com   STIT-AR-5   Fund Management Company

                                                                   RESERVE CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

ANNUAL

Inside This Report

Letters to Shareholders ..................    2
Fund Data ................................    4
Fund Objectives and Strategies ...........    4
Fund Composition by Maturity .............    5
Schedule of Investments ..................    6
Financial Statements .....................   31
Notes to Financial Statements ............   37
Financial Highlights .....................   47
Auditor's Report .........................   51
Fund Expenses ............................   52
Approval of Advisory Agreement ...........   53
Tax Information ..........................   57
Trustees and Officers ....................   58

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the Reserve Class of AIM Short-Term Investments Trust, part of AIM Cash
                                             Management, for the fiscal year ended August 31, 2007. Thank you for investing
    [KELLEY                                  with us.
     PHOTO]
                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to
Karen Dunn Kelley                            provide competitive returns and maintain a relatively short maturity structure.

                                                Each Portfolio continues to maintain the highest credit quality rating given by the three most widely known Nationally Recognized Statistical Rating
                                             Organizations: AAAm from Standard & Poor's, Aaa from Moody's and AAA from
                                             FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                                             During the fiscal year covered by this report:

                                             o  The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of 3.8%
                                                in the second quarter of 2007.(1)

                                             o  One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%(2)
                                                excluding food and energy, near the top end of the U.S. Federal Reserve Board's
                                                (the Fed) assumed "comfort zone" for inflation.(3)

                                                After raising the federal funds target rate at 17 consecutive meetings from
                                             June 2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25%
                                             throughout the fiscal year. In a statement following its early August meeting
                                             (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4)
                                             It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money easily, the economy tends to slow.

                                                While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             IN CONCLUSION

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,


                                             /S/ KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources: (1) Bureau of Economic Analysis; (2) Bureau of Labor Statistics;
                                             (3) BusinessWeek; (4) U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors,
                                             Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment
   [CROCKETT                                 performance, reduced shareholder costs, and high ethical standards.
     PHOTO]
                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of
                                             INVESCO PLC, the parent company of AIM Investments --REGISTERED TRADEMARK--
Bruce L. Crockett                            (AIM), and Phil Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                In September 2006, Karen Dunn Kelley was named as President of your funds.
                                             Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31,
                                             2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit
                                             AIMinvestments.com. Click on the "Products and Performance" tab, then select the
                                             "Investment Advisory Agreement Renewals" link.

                                                Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world. INVESCO Worldwide comprises all the INVESCO firms outside the United
                                             States combined with two major INVESCO firms within the United States, INVESCO
                                             Institutional (N.A.), Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities. Fund Management Company is the distributor for the domestic
                                             (U.S.) institutional money market funds. AIM Global is a division of INVESCO
                                             Asset Management Limited. AIM Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

Short-Term Investments Trust

====================================================================================================================================
FUND DATA

RESERVE CLASS DATA AS OF 8/31/07

FUND                                          YIELDS                        WEIGHTED AVERAGE MATURITY             TOTAL NET ASSETS
                                                                         Range During
                                     7-Day             Monthly             Reporting          At Fiscal
                                   SEC Yield           Yield                Period             Year-End

Liquid Assets                         4.47%              4.41%            29-59 days           32 days              $39.24 million

STIC Prime                            4.45               4.42             11-21 days           20 days               30.94 million

Treasury                              3.90               3.71             9-52 days            37 days               69.76 million

Government & Agency                   4.24               4.22             21-47 days           32 days               16.94 million

Government TaxAdvantage               4.09               4.10             14-43 days           36 days               11.94 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 4.28%, 4.25%, 3.69%, 4.07% and 3.71% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government
TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of           consistent with the preservation of capital and the maintenance
capital and liquidity.                                             of liquidity.

   The Fund invests primarily in short-term money market              The Fund invests in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                 and other securities issued or guaranteed as to payment of
dollar-denominated obligations, which include commercial paper,    principal and interest by the U.S. government or by its agencies
certificates of deposit, master and promissory notes, municipal    or instrumentalities, as well as repurchase agreements secured by
securities and repurchase agreements.                              such obligations. Securities purchased by the portfolio have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                   GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the maintenance    Government TaxAdvantage Portfolio seeks to maximize current
of liquidity.                                                      income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with                The Fund may invest in direct obligations of the U.S. Treasury
maturities of 60 days or less, including certificates of           and in U.S. government agency securities with maturities of 397
deposit, repurchase agreements and master notes.                   days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some
TREASURY PORTFOLIO                                                 jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a fund
Treasury Portfolio seeks to maximize current income consistent     not designed to comply with state tax considerations. This does
with the preservation of capital and the maintenance of            not constitute tax advice. Please consult your tax advisor for
liquidity.                                                         your particular situation.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

======================================================================          ====================================================

FUND COMPOSITION BY MATURITY                                                    FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/07                                                          IN DAYS, AS OF 8/31/07

             LIQUID                      GOVERNMENT      GOVERNMENT             STIC PRIME PORTFOLIO
             ASSETS        TREASURY       & AGENCY      TAXADVANTAGE
           PORTFOLIO*     PORTFOLIO     PORTFOLIO**      PORTFOLIO**            1-7                                40.3%

1-7           42.9%         80.0%          80.1%            59.7%               8-14                               12.2

8-30          22.9           0.0            4.3             11.2                15-21                              10.7

31-90         28.2           0.0            3.2             16.0                22-28                               8.1

91-180         4.2          14.1            5.0             11.2                29-35                               6.9

181+           1.8           5.9            7.4              1.9                36-42                               5.1

                                                                                43-60                              16.7

======================================================================          ====================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

====================================================================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

====================================================================================================================================

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-46.44%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-1.46%

Amstel Funding Corp. (Acquired 08/10/07; Cost
  $151,978,749)
  5.75%(b)(c)                                  09/13/07   $    152,735   $   152,442,258
----------------------------------------------------------------------------------------
Atlantis One Funding Corp. (Acquired
  07/31/07; Cost $115,346,362)
  5.26%(b)(c)                                  10/31/07        116,918       115,893,019
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Acquired 08/15/07; Cost $86,322,575)
  5.66%(b)                                     11/05/07         87,450        86,556,310
========================================================================================
                                                                             354,891,587
========================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.88%

Old Line Funding, LLC (Acquired 08/06/07;
  Cost $89,492,700)
  5.34%(b)                                     09/13/07         90,000        89,839,800
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $123,720,625)
  5.34%(b)                                     10/15/07        125,000       124,184,167
========================================================================================
                                                                             214,023,967
========================================================================================

ASSET-BACKED SECURITIES- FULLY BACKED-1.43%

Curzon Funding Ltd./LLC (CEP-American
  Insurance Group, Inc.)
  (Acquired 07/31/07; Cost $98,626,556)
  5.26%(b)                                     11/02/07        100,000        99,094,111
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $98,582,722)
  5.26%(b)                                     11/05/07        100,000        99,050,278
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $47,852,167)
  5.26%(b)                                     11/06/07        150,000       148,553,500
========================================================================================
                                                                             346,697,889
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-10.90%

Concord Minutemen Capital Co., LLC- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 04/18/07; Cost $50,007,916)
  5.19%(b)                                     10/18/07   $     51,363   $    51,014,973
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $48,887,778)
  5.20%(b)                                     09/14/07         50,000        49,906,111
----------------------------------------------------------------------------------------
  (Acquired 06/18/07; Cost $59,323,598)
  5.26%(b)                                     09/17/07         60,123        59,982,446
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $96,270,139)
  5.13%(b)                                     02/07/08        100,000        97,736,458
----------------------------------------------------------------------------------------
  (Acquired 04/04/07; Cost $194,769,250)
  5.15%(b)                                     10/04/07        200,000       199,056,750
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $116,874,733)
  5.18%(b)                                     10/10/07        120,000       119,326,600
----------------------------------------------------------------------------------------
Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 03/16/07; Cost $121,704,687)
  5.13%(b)                                     09/17/07        125,000       124,715,000
----------------------------------------------------------------------------------------
  (Acquired 03/16/07; Cost $150,901,865)
  5.15%(b)                                     09/17/07        155,000       154,645,567
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $211,989,045)
  5.48%(b)                                     11/13/07        215,000       212,610,872
----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/17/07; Cost $78,962,601)
  5.16%(b)                                     12/03/07         81,293        80,209,364
----------------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $116,816,800)
  5.19%(b)                                     10/17/07        120,000       119,204,200
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
  (Acquired 08/01/07; Cost $123,243,333)
  5.27%(b)                                     11/05/07   $    125,000   $   123,810,590
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $174,146,583)
  5.32%(b)                                     09/04/07        175,000       174,922,417
----------------------------------------------------------------------------------------
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 07/10/07; Cost $31,017,193)
  5.25%(b)                                     10/10/07         31,439        31,260,191
----------------------------------------------------------------------------------------
  (Acquired 07/09/07; Cost $149,161,691)
  5.26%(b)                                     10/10/07        119,772       119,089,499
----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
  of America, N.A.)
  (Acquired 08/06/07; Cost $99,525,333)
  5.34%(b)                                     09/07/07        100,000        99,911,000
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $81,832,356)
  6.00%(b)                                     09/10/07         82,161        82,037,759
----------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 05/02/07; Cost $145,395,417)
  5.14%(b)(c)                                  12/04/07        150,000       147,986,833
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)
  (Acquired 07/24/07; Cost $146,433,517)
  5.28%(b)                                     09/05/07        147,362       147,275,629
----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank, N.A.)
  (Acquired 07/13/07; Cost $99,212,500)
  5.25%(b)                                     09/05/07        100,000        99,941,667
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $149,033,125)
  5.95%(b)                                     09/25/07        150,000       149,405,000
========================================================================================
                                                                           2,642,491,314
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-0.69%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 07/19/07; Cost $32,630,398)
  5.26%(b)                                     10/19/07   $     33,075   $    32,843,034
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $132,709,133)
  5.61%(b)                                     11/16/07        134,682       133,086,916
========================================================================================
                                                                             165,929,950
========================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-14.67%

Amsterdam Funding Corp.
  (Acquired 08/03/07; Cost $114,420,017)
  5.34%(b)                                     09/06/07        115,000       114,914,708
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $198,977,778)
  5.75%(b)                                     09/14/07        200,000       199,584,722
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $49,731,875)
  5.85%(b)                                     09/17/07         50,000        49,870,000
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/03/07; Cost $179,822,177)
  5.32%(b)                                     09/17/07        181,026       180,597,974
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $105,004,530)
  5.36%(b)                                     09/10/07        105,523       105,381,599
----------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $52,855,184)
  5.26%(b)                                     09/06/07         53,252        53,213,096
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $74,589,146)
  5.33%(b)                                     09/12/07         75,000        74,877,854
----------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $99,416,667)
  6.00%(b)                                     09/20/07        100,000        99,683,333
----------------------------------------------------------------------------------------
Chariot Funding, LLC/Ltd.
  (Acquired 08/03/07; Cost $101,016,799)
  5.31%(b)                                     09/27/07        101,843       101,452,432
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $198,930,000)
  5.35%(b)                                     09/11/07        200,000       199,703,333
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $99,582,333)
  5.37%(b)                                     09/04/07        100,000        99,955,250
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/03/07; Cost $98,537,500)
  5.27%(b)                                     10/11/07   $    100,000   $    99,415,000
----------------------------------------------------------------------------------------
  (Acquired 07/13/07; Cost $123,977,222)
  5.26%(b)                                     09/07/07        125,000       124,890,417
----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  (Acquired 08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07         50,000        49,896,181
----------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/25/07; Cost $49,655,660)
  5.28%(b)                                     09/10/07         50,000        49,934,062
----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  (Acquired 06/18/07; Cost $37,073,425)
  5.26%(b)                                     09/17/07         37,573        37,485,163
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $198,701,667)
  5.70%(b)                                     09/24/07        200,000       199,271,667
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $99,287,500)
  5.70%(b)                                     09/28/07        100,000        99,572,500
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/06/07; Cost $99,157,667)
  5.32%(b)                                     10/02/07        100,000        99,541,889
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $197,340,000)
  5.32%(b)                                     11/06/07        200,000       198,049,333
----------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  (Acquired 07/09/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/09/07        100,000        99,444,778
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $158,604,029)
  5.36%(b)(c)                                  09/05/07        159,268       159,173,147
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $74,724,479)
  5.75%(b)(c)                                  09/06/07         75,000        74,940,104
----------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/03/07; Cost $111,968,500)
  5.32%(b)                                     09/04/07        112,500       112,450,172
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $268,672,425)
  5.71%(b)                                     09/14/07        270,000       269,443,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp.
  (Acquired 08/03/07; Cost $48,703,393)
  5.32%(b)                                     09/13/07   $     49,000   $    48,913,188
----------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $32,839,070)
  5.32%(b)                                     09/05/07         33,000        32,980,493
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $149,113,542)
  5.75%(b)                                     09/19/07        150,000       149,568,750
----------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $199,065,556)
  5.80%(b)                                     09/11/07        200,000       199,677,778
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $74,552,917)
  5.80%(b)                                     09/21/07         75,000        74,758,333
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $99,483,333)
  6.00%(b)                                     09/17/07        100,000        99,733,333
========================================================================================
                                                                           3,558,373,864
========================================================================================

ASSET-BACKED SECURITIES- SECURITIES-10.48%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $9,867,039)
  5.26%(b)                                     10/30/07         10,000         9,913,794
----------------------------------------------------------------------------------------
  (Acquired 06/19/07; Cost $74,001,844)
  5.27%(b)                                     09/18/07         75,000        74,813,531
----------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
  (Acquired 06/20/07; Cost $98,598,667)
  5.26%(b)(c)                                  09/24/07        100,000        99,664,264
----------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd./LLC
  (Acquired 08/02/07; Cost $246,629,861)
  5.28%(b)(c)                                  11/02/07        250,000       247,728,819
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $248,728,125)
  5.55%(b)(c)                                  09/11/07        250,000       249,614,583
----------------------------------------------------------------------------------------
Dorada Finance Inc.
  (Acquired 08/09/07; Cost $147,764,250)
  5.42%(b)(c)                                  11/16/07        150,000       148,283,667
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Five Finance Inc.
  (Acquired 06/20/07; Cost $59,132,100)
  5.26%(b)(c)                                  09/27/07   $     60,000   $    59,772,067
----------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $24,646,017)
  5.26%(b)(c)                                  10/30/07         25,000        24,784,691
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $172,545,333)
  5.26%(b)(c)                                  11/05/07        175,000       173,337,986
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,552,125)
  5.27%(b)(c)                                  11/09/07        100,000        98,990,875
----------------------------------------------------------------------------------------
Galaxy Funding Inc.
  (Acquired 08/01/07; Cost $49,327,889)
  5.26%(b)                                     11/01/07         50,000        49,554,361
----------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 03/16/07; Cost $90,649,735)
  5.14%(b)(c)                                  09/12/07         93,000        92,853,938
----------------------------------------------------------------------------------------
  (Acquired 04/10/07; Cost $97,441,250)
  5.18%(b)(c)                                  10/05/07        100,000        99,511,250
----------------------------------------------------------------------------------------
  (Acquired 05/22/07; Cost $72,102,866)
  5.19%(b)(c)                                  11/16/07         74,000        73,189,988
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $19,838,361)
  5.29%(b)(c)                                  09/25/07         20,000        19,929,467
----------------------------------------------------------------------------------------
Newport Funding Corp.
  (Acquired 07/12/07; Cost $99,121,667)
  5.27%(b)                                     09/10/07        100,000        99,868,250
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,000,896)
  5.27%(b)                                     10/31/07         75,000        74,341,250
----------------------------------------------------------------------------------------
Perry Global Funding, Ltd./LLC
  (Acquired 04/24/07; Cost $97,765,417)
  5.19%(b)                                     09/26/07        100,000        99,639,583
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $72,437,021)
  5.19%(b)                                     11/14/07         74,455        73,660,689
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Sigma Finance Inc.
  (Acquired 04/05/07; Cost $97,387,167)
  5.14%(b)(c)                                  10/05/07   $    100,000   $    99,514,556
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $48,767,612)
  5.19%(b)(c)                                  11/01/07         50,000        49,560,376
----------------------------------------------------------------------------------------
  (Acquired 07/12/07; Cost $73,895,312)
  5.25%(b)(c)                                  10/25/07         75,000        74,409,375
----------------------------------------------------------------------------------------
  (Acquired 07/10/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/10/07        100,000        99,430,167
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 07/10/07; Cost $49,329,167)
  5.25%(b)(c)                                  10/10/07         50,000        49,715,625
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (Acquired 08/03/07; Cost $99,541,889)
  5.32%(b)(c)                                  09/06/07        100,000        99,926,111
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $199,009,778)
  5.57%(b)(c)                                  09/14/07        200,000       199,597,722
========================================================================================
                                                                           2,541,606,985
========================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-0.56%

Ciesco, LLC
  (Acquired 07/13/07; Cost $74,419,208)
  5.26%(b)                                     09/04/07         75,000        74,967,125
----------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $24,810,056)
  5.26%(b)                                     09/07/07         25,000        24,978,083
----------------------------------------------------------------------------------------
  (Acquired 07/03/07; Cost $35,473,500)
  5.27%(b)                                     10/11/07         36,000        35,789,400
========================================================================================
                                                                             135,734,608
========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.00%

PACCAR Financial Corp.
  5.22%                                        09/04/07            400           399,826
========================================================================================

CONSUMER FINANCE-0.41%

American Express Credit Corp.
  5.27%                                        10/17/07        100,000        99,326,611
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

DIVERSIFIED BANKS-3.57%

Bank of America Corp.
  5.40%                                        10/12/07   $    100,000   $    99,385,000
----------------------------------------------------------------------------------------
  5.40%                                        10/15/07         50,000        49,670,000
----------------------------------------------------------------------------------------
BNP Paribas Finance Inc.
  5.50%                                        09/13/07         13,000        12,976,167
----------------------------------------------------------------------------------------
  5.27%                                        09/14/07         18,000        17,965,778
----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.28%                                        11/06/07        150,000       148,548,000
----------------------------------------------------------------------------------------
  5.28%                                        11/26/07        200,000       197,477,333
----------------------------------------------------------------------------------------
Dexia Delaware LLC
  5.29%(c)                                     09/13/07         13,000        12,977,077
----------------------------------------------------------------------------------------
  5.39%(c)                                     09/24/07         50,000        49,827,819
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.41%(c)                                     11/26/07        100,000        98,708,806
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.39%(c)                                     09/13/07         19,900        19,864,246
----------------------------------------------------------------------------------------
Rabobank USA Financial Corp.
  5.47%(c)                                     09/06/07         38,000        37,971,131
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  5.30%(c)                                     09/21/07         18,000        17,947,050
----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  5.25%(c)                                     09/04/07          4,000         3,998,250
----------------------------------------------------------------------------------------
  5.46%(c)                                     10/09/07        100,000        99,423,667
========================================================================================
                                                                             866,740,324
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.00%

General Electric Capital Corp.
  5.25%                                        10/18/07            100            99,315
========================================================================================

REGIONAL BANKS-1.39%

Bank of Ireland
  (Acquired 08/20/07; Cost $148,660,000)
  5.36%(b)(c)                                  10/19/07        150,000       148,928,000
----------------------------------------------------------------------------------------
Danske Corp.
  5.42%(c)                                     09/12/07         38,000        37,937,068
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 04/05/07; Cost $146,685,792)
  5.17%(b)(c)                                  09/10/07        150,000       149,806,313
========================================================================================
                                                                             336,671,381
========================================================================================
    Total Commercial Paper (Cost
      $11,262,987,621)                                                    11,262,987,621
========================================================================================

TIME DEPOSITS-10.66%

Danske Bank (United Kingdom)
  5.35%(c)(d)                                  09/04/07        115,000       115,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Cayman Islands)
  5.13%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

TIME DEPOSITS-(CONTINUED)

Dexia Bank S.A. (Cayman Islands)
  5.22%(c)(d)                                  09/04/07   $    500,000   $   500,000,000
----------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  4.75%(c)(d)                                  09/04/07        370,026       370,026,632
----------------------------------------------------------------------------------------
LaSalle Bank N.A. (Cayman Islands)
  4.50%(c)(d)                                  09/04/07        300,000       300,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Cayman Islands)
  5.00%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.88%(c)(d)                                  09/04/07        300,000       300,000,000
========================================================================================
    Total Time Deposits (Cost $2,585,026,632)                              2,585,026,632
========================================================================================

CERTIFICATES OF DEPOSIT-8.47%

Allied Irish Banks, PLC
  5.58%                                        12/04/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Bank of Ireland
  5.48%                                        10/12/07         75,000        74,999,859
----------------------------------------------------------------------------------------
Bank of Montreal
  5.49%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.48%                                        11/26/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.26%                                        05/19/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC, (United Kingdom)
  5.50%(c)                                     09/28/07        200,000       200,000,000
----------------------------------------------------------------------------------------
CALYON S.A.
  5.37%(e)                                     11/09/07        190,000       190,000,000
----------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.44%                                        09/24/07         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G.
  5.40%                                        01/09/08         90,000        90,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  5.31%                                        02/19/08        150,000       150,003,422
----------------------------------------------------------------------------------------
  5.48%                                        09/28/07        100,000       100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.26%                                        04/11/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.26%                                        04/10/08        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.30%                                        10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A.
  (United Kingdom)
  5.30%(c)                                     10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Toronto Dominion Bank
  5.48%                                        11/23/07   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
  5.49%                                        10/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UBS A.G.
  5.47%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  5.52%                                        11/28/07        100,000       100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,055,003,281)                                                      2,055,003,281
========================================================================================

MEDIUM-TERM NOTES-5.76%

Abbey National Treasury Services PLC (United
  Kingdom)
  (Acquired 08/31/07; Cost $149,976,855)
  5.54%(b)(c)(e)                               02/25/08        150,000       149,976,855
----------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate MTN
  (Acquired 05/16/07; Cost $75,004,725)
  5.33%(b)(e)                                  06/16/08         75,000        75,003,448
----------------------------------------------------------------------------------------
Allstate Life Global Funding Floating Rate
  MTN
  5.51%(e)                                     08/27/08         50,000        50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  5.40%(b)(e)                                  09/05/08        140,000       140,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/18/03-12/10/03; Cost
  $130,000,000)
  5.69%(b)(e)                                  09/15/08        130,000       130,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $100,000,000)
  5.35%(b)(c)(e)                               07/23/08        100,000       100,000,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  5.75%                                        09/22/08         15,000        15,060,000
----------------------------------------------------------------------------------------
MBIA Global Funding, LLC
  (Acquired 06/05/07; Cost $100,023,607)
  5.35%(b)(e)                                  06/05/08        100,000       100,018,281
----------------------------------------------------------------------------------------
MetLife of Connecticut Institutional Funding
  Ltd.
  5.62%(e)                                     04/30/08        270,000       270,562,410
----------------------------------------------------------------------------------------
New York Life Funding
  (Acquired 08/31/07; Cost $75,172,275)
  5.81%(b)(e)                                  04/14/08         75,000        75,172,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Canada Floating Rate Yankee MTN
  5.40%(c)(e)                                  08/08/08   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  5.52%(b)(c)(e)                               08/20/08         60,000        60,000,000
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate MTN
  5.51%(c)(e)                                  09/12/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 01/23/07; Cost $30,001,500)
  5.31%(b)(c)(e)                               08/05/08         30,000        30,001,316
========================================================================================
    Total Medium-Term Notes (Cost
      $1,395,794,585)                                                      1,395,794,585
========================================================================================

VARIABLE RATE DEMAND NOTES-5.43%(E)(F)

INSURED-0.62%(G)

Aerospace Corp.; Series 2006, Taxable Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.56%(d)                                     06/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P,
  Taxable Home Mortgage RB (INS-Financial
  Security Assurance Inc.)
  5.52%(d)                                     08/01/29         20,500        20,500,000
----------------------------------------------------------------------------------------
  Series 1998 T,
  Taxable Home Mortgage RB (INS-Ambac
  Assurance Corp.) 5.68%(d)                    08/01/29          7,780         7,780,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1998 B-I,
  Taxable Student Loan RB (INS-MBIA Insurance
  Corp.)
  5.45%(d)                                     09/01/34         11,200        11,200,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.45%(d)          09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners II; Series 2001
  Tranche 1, Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 11/14/02; Cost $25,000,000)
  5.60%(b)(d)                                  09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of) Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  ACES (INS-MBIA Insurance Corp.)
  5.50%(d)                                     11/01/15   $      3,400   $     3,400,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency;
  Series 2006 B, Taxable RB (INS-Financial
  Security Assurance Inc.)
  5.55%(d)                                     05/01/28          8,775         8,775,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority;
  Series 2005 A-5, Taxable Student Loan RB
  (INS-Ambac Assurance Corp.)
  5.70%(d)                                     09/01/35         13,990        13,990,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida;
  Series 2002, Refunding Special Obligation
  Taxable RB (INS-Ambac Assurance Corp.)
  5.60%(d)                                     07/01/32         13,940        13,940,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska; (Riverfront
  Redevelopment Project);
  Series 2002 B,
  Special Obligation Taxable RB (INS-Ambac
  Assurance Corp.)
  5.56%(d)                                     02/01/13          1,300         1,300,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska;
  Series 2002 B,
  Special Tax Revenue
  Redevelopment Bonds
  (INS-Ambac Assurance Corp.)
  5.56%(d)                                     02/01/26         10,235        10,235,000
----------------------------------------------------------------------------------------
Orange (County of), California Board of
  Education (Esplanade Project);
  Series 2002, Taxable COP (INS-Financial
  Security Assurance Inc.)
  5.57%                                        06/01/32          6,700         6,700,000
========================================================================================
                                                                             149,820,000
========================================================================================

LETTER OF CREDIT ENHANCED-4.81%(H)

989 Market Street LLC; Series 2006,
  Incremental Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        03/01/26          7,600         7,600,000
----------------------------------------------------------------------------------------
A Mining Group LLC;
  Series 2006, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.83%(d)                                     06/01/29          2,885         2,885,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.59%(c)(d)                                  07/01/26   $      3,825   $     3,825,000
----------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical Center
  Hospital);
  Series 2006 B, Taxable IDR (LOC-Citizens
  Bank of Pennsylvania, N.A.)
  5.57%(d)                                     05/01/35          2,350         2,350,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project);
  Series 2002, RB, Taxable RB (LOC-Wells
  Fargo Bank, N.A.)
  5.64%(d)                                     08/01/25          1,800         1,800,000
----------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Floating Rate Notes
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     05/01/31         31,200        31,200,000
----------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     10/01/33         10,443        10,442,839
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board;
  Series 2006 A, Refunding Taxable IDR
  (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  07/01/26          5,640         5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
  Bonds (LOC-Citizens Bank of Pennsylvania,
  N.A.)
  5.72%(d)                                     02/01/15         12,900        12,900,000
----------------------------------------------------------------------------------------
Belk, Inc.;
  Series 1998, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     07/01/08         12,880        12,880,472
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     09/01/30          2,430         2,430,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Biola University;
  Series 2004 A,
  Taxable RB (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  10/01/34   $     12,300   $    12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B,
  Taxable RB (LOC-BNP Paribas)
  5.60%(c)(d)                                  10/01/34         12,300        12,300,000
----------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.;
  Series 2006, Taxable Bonds (LOC-Comerica
  Bank)
  5.62%                                        06/01/22          3,100         3,100,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project);
  Series 2001 I, Taxable PCR (LOC-Wachovia
  Bank, N.A.)
  5.53%(d)                                     12/01/36         26,790        26,790,000
----------------------------------------------------------------------------------------
California (State of) Access to Loans for
  Learning Student Loan Corp.;
  Series 2001-II-A-5,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.60%(d)                                     07/01/36         43,400        43,400,000
----------------------------------------------------------------------------------------
  Series 2001-II-A-6,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.56%                                        07/01/36          2,900         2,900,000
----------------------------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Villas at Hamilton
  Apartments)
  Series 2001, H H-T Multi-Family Housing
  Taxable RB (LOC-Federal National Mortgage
  Association)
  5.56%(d)                                     01/15/35            620           620,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/25          1,275         1,275,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        07/01/25          8,140         8,140,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC (Pinnacle
  Financial Project);
  Series 2007, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        02/01/32   $      7,270   $     7,270,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     12/02/19          7,493         7,493,000
----------------------------------------------------------------------------------------
  Series 2000 B,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     07/01/20          6,848         6,848,000
----------------------------------------------------------------------------------------
  Series 2000 C,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     09/01/20          6,170         6,170,000
----------------------------------------------------------------------------------------
  Series 2000 D,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     05/01/26          6,400         6,400,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Series 1998-A,, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     11/01/28          4,035         4,035,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Taxable
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.60%(d)                                     07/01/20         11,100        11,100,000
----------------------------------------------------------------------------------------
Chestnut Partnership (The);
  Series 1999, Taxable RB (LOC-LaSalle Bank,
  N.A.)
  5.60%(d)                                     01/02/29         19,415        19,415,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments);
  Series 2006 A, Refunding Multi-Family
  Housing Taxable RB (LOC-Federal National
  Mortgage Association)
  5.50%(d)                                     05/15/36          8,970         8,970,000
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project);
  Series 2004 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.67%(d)                                     08/01/30          3,625         3,625,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Conair Corp.;
  Series 2002, Taxable Economic Development
  Bonds (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     09/01/12   $      6,595   $     6,595,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated Loan
  Program;
  Series 2003 B, PARTs (LOC-Wells Fargo Bank,
  N.A.)
  5.64%(d)                                     02/02/43            255           255,000
----------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County of),
  Virginia Regional Industrial Facility
  Authority (Crane Creek Project);
  Series 2005, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%                                        01/01/26          7,200         7,200,000
----------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront Reclamation
  and Casino Development Project);
  Series 1999 A, Taxable RB (LOC-Deutsche
  Bank A.G.)
  5.61%(c)(d)                                  05/01/09         41,830        41,830,000
----------------------------------------------------------------------------------------
Dome Corp.;
  Series 1991, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.72%                                        08/31/16          9,400         9,400,000
----------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     12/01/15          8,000         8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     07/01/30          5,825         5,825,000
----------------------------------------------------------------------------------------
Florida Christian College, Inc.;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     11/01/36          6,500         6,500,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%                                        01/01/25         10,420        10,420,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States;
  Series 2001 A, Taxable (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     03/01/33         17,330        17,330,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001,
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     03/01/31   $      8,249   $     8,249,000
----------------------------------------------------------------------------------------
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.63%                                        03/01/31          8,500         8,500,000
----------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird, The
  Garvin School of International Management);
  Series 2005 B, Taxable Refunding RB
  (LOC-Bank of New York)
  5.60%(d)                                     07/01/35          6,300         6,300,000
----------------------------------------------------------------------------------------
Harvest Bible Chapel
  Series 2004, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     08/01/29         10,285        10,285,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe;
  Series 2005, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     06/01/25          6,120         6,120,000
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     05/15/31          6,825         6,825,000
----------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible Revenue
  RB (LOC-Fifth Third Bank)
  5.60%(d)                                     05/15/31          8,090         8,090,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1997 B, Taxable Student Loan RB
  (LOC-JPMorgan Chase Bank, N.A.)
  5.45%(d)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
Iowa Finance Authority (Windsor on the River,
  LLC);
  Series 2007 B, Multifamily Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.58%(d)                                     05/01/42         24,000        24,000,000
----------------------------------------------------------------------------------------
JPV Capital LLC;
  Series 1999 A, Taxable Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  5.78%(d)                                     12/01/39            858           857,953
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Kordsa Inc.;
  Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.73%(d)                                     06/01/26   $      9,000   $     9,000,000
----------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency;
  Series 2005 B, Taxable TAN (LOC-Wells Fargo
  Bank, N.A.)
  5.64%(d)                                     06/01/20          1,185         1,185,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.;
  Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $157,350,000)
  5.60%(b)(d)                                  02/01/41        157,350       157,350,000
----------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority;
  Series 2007, Taxable COP (LOC-Wells Fargo
  Bank, N.A.)
  5.40%(d)                                     12/01/17          3,075         3,075,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC;
  Series 2003, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
  Development Authority (PennSummit Tubular
  LLC Project);
  Series 2006 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        02/01/21          2,705         2,705,000
----------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC;
  Series 2006, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.51%(d)                                     07/01/35         22,000        22,000,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.);
  Series 2003 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.71%(d)                                     12/01/53          2,975         2,975,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.);
  Series 2001, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank)
  5.58%(d)                                     06/01/36         58,700        58,700,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B Taxable RB (LOC-Comerica
  Bank)
  5.62%(d)                                     01/01/35   $        750   $       750,000
----------------------------------------------------------------------------------------
  5.62%                                        01/01/35          8,625         8,625,000
----------------------------------------------------------------------------------------
Meharry Medical College;
  Series 2001, Unlimited Taxable GO (LOC-Bank
  of America, N.A.)
  5.60%(d)                                     08/01/16          8,965         8,965,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home Obligated Group);
  Series 2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  5.60%                                        11/01/28          7,695         7,695,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project);
  Series 2005, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.61%(d)                                     10/01/25         21,000        21,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) (Acquired 06/27/07; Cost
  $10,800,000)
  5.60%(b)(d)(e)                               08/01/20         10,800        10,800,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing, LLC Project);
  Series 2003, Taxable IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  5.51%(d)                                     12/01/27          7,330         7,330,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.)
  5.73%                                        06/01/15          9,555         9,555,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.);
  Series 2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     12/01/20          8,400         8,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Nashville (City of), & Davidson (County of)
  Tennessee Health and Educational Facilities
  Board (Weatherly Ridge Apartments Project);
  Series 2006 B, Multi-Family Housing Taxable
  RB (LOC-U.S. Bank N.A.)
  5.57%                                        12/01/41   $      1,900   $     1,900,000
----------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.61%                                        04/01/26          3,700         3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority Thermal Energy Facilities (Marina
  Energy LLC-2001 Project);
  Series B, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.57%(d)                                     09/01/21          7,700         7,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (66 West 38th Street);
  Series 2000 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33         17,700        17,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (Related-West 23rd Street);
  Series 2001 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33          8,000         8,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F, Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.59%(d)                                     09/15/07          1,600         1,600,000
----------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
  Authority;
  Series 2004 A, Taxable Refunding RB
  (LOC-Regions Bank)
  5.60%(d)                                     02/01/21         16,000        16,000,000
----------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     01/01/20          2,110         2,110,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project);
  Series 2005 B, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     05/01/27          3,270         3,270,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/14          2,900         2,900,000
----------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care Community,
  Inc.);
  Series 2006 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.60%(d)                                     04/01/15          6,390         6,390,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Racetrac Capital, LLC;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-Regions Bank)
  5.59%(d)                                     09/01/20   $     16,600   $    16,600,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-LaSalle Bank, N.A.)
  5.61%(d)                                     01/01/15          2,495         2,495,000
----------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
  Authority (1995 Old Manchester Project);
  Series 1995 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.40%(d)                                     12/01/25          1,590         1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
  Series 2002, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.62%(d)                                     12/01/22          4,500         4,500,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     05/01/14         11,975        11,975,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.61%(d)                                     06/01/18          1,200         1,200,000
----------------------------------------------------------------------------------------
  5.61%                                        06/01/18          4,000         4,000,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of Holland,
  LLC)
  Series 2005 A, Taxable RB (LOC-Federal Home
  Loan Bank of Indianapolis)
  5.71%(d)                                     07/01/40          4,135         4,135,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development, LLC)
  Series 2002 A, Taxable Floating Rate Notes
  (LOC-Comerica Bank)
  5.71%(d)                                     11/04/42          5,175         5,175,000
----------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     10/01/35         19,500        19,500,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Santa Rosa (City of), California (Rancheria
  Tachi Yokut Tribe);
  Series 2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     09/01/19   $     35,560   $    35,560,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design, Inc.;
  Series 2004, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     04/01/24         22,269        22,268,669
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
  Series 2003 D, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     07/01/54         10,000        10,000,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     11/01/52          9,730         9,730,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.71%(d)                                     10/01/53          5,660         5,660,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  5.63%(d)                                     10/01/35         17,800        17,800,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.);
  Series 2005 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     09/01/17          1,175         1,175,000
----------------------------------------------------------------------------------------
United Fuels, LLC;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     01/01/31          4,710         4,710,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation;
  Series 2001, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%(d)                                     07/01/26         13,705        13,705,000
----------------------------------------------------------------------------------------
Wake Forest University;
  Series 1997, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.65%(d)                                     07/01/17          2,400         2,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     05/01/44         15,280        15,280,000
----------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health Project);
  Series 2005 D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.)
  5.63%(d)                                     07/01/25          1,900         1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Young Men's Christian Association of
  Hunterdon County New Jersey;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     02/01/24   $      2,210   $     2,210,000
========================================================================================
                                                                           1,166,634,933
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,316,454,933)                                                      1,316,454,933
========================================================================================

ASSET-BACKED SECURITIES-2.84%

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-1.15%


RACERS Trust
  Series 2004-6-MM, Floating Rate Notes
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,103,007)
  5.55%(b)(e)                                  01/22/08        279,000       279,000,000
========================================================================================


ASSET-BACKED SECURITIES- SECURITIES-0.39%


Sigma Finance Inc.
  (Acquired 11/28/06; Cost $95,000,000)
  5.28%(b)(c)                                  12/03/07         95,000        95,000,000
========================================================================================


ASSET-BACKED SECURITIES-
  FULLY SUPPORTED MONOLINE-0.27%


Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM1, Class A,, Money Market
  Notes (CEP-Financial Security Assurance
  Inc.)
  (Acquired 09/07/05; Cost $64,485,091)
  5.50%(b)(e)(i)                               11/25/34         64,485        64,485,091
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- STRUCTURED-1.03%


Granite Master Issuer PLC; (United Kingdom)
  Series 2006-1A, Class A1, Floating Rate
  Bonds
  (Acquired 01/08/07; Cost $150,000,000)
  5.52%(b)(c)(e)                               01/20/08   $    150,000   $   150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgages PLC
  Series 15A, Class A1, Floating Rate Notes
  (Acquired 07/12/07; Cost $100,000,000)
  5.61%(b)(e)                                  06/15/08        100,000       100,000,000
========================================================================================
                                                                             250,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $688,485,091)                                                          688,485,091
========================================================================================


FUNDING AGREEMENTS-2.01%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/21/07; Cost $3,000,000)
  5.42%(b)(e)(j)                               10/12/07          3,000         3,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/06; Cost $125,000,000)
  5.56%(b)(e)(j)                               11/21/07        125,000       125,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/07; Cost $100,000,000)
  5.57%(b)(e)(j)                               08/27/08        100,000       100,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/04/07; Cost $259,000,000)
  5.42%(b)(e)(j)                               04/04/08        259,000       259,000,000
========================================================================================
    Total Funding Agreements (Cost
      $487,000,000)                                                          487,000,000
========================================================================================


MASTER NOTE AGREEMENTS-1.41%(K)

Lehman Brothers Inc.
  (Acquired 07/25/07; Cost $155,000,000)
  5.49%(b)(d)(e)(l)                                 --         155,000       155,000,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc
  (Acquired 08/08/07; Cost $188,000,000)
  5.51%(b)(d)(e)                               10/10/07        188,000       188,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $343,000,000)                                                          343,000,000
========================================================================================


U.S. TREASURY BILLS-0.51%(A)

U.S. Treasury Bills (Cost $122,493,750)
  4.01%                                        02/28/08        125,000       122,493,750
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.53%
  (Cost $20,256,245,893)                                                  20,256,245,893
________________________________________________________________________________________
========================================================================================



                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-18.18%(M)

Bank of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $500,297,222,
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%, 06/01/35)
  5.35%, 09/04/07                              140,083,222        140,000,000
-----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  Corporate obligations valued at
  $1,397,320,576;
  0%-6.75%, 10/19/08-01/25/47) 5.50%,
  09/04/07(c)                                  791,056,236        790,573,547
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655;
  4.00%-6.00%, 03/10/08-04/18/36)
  5.25%, 09/04/07                               88,051,333         88,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by Corporate obligations
  valued at $1,155,000,000;
  5.61%-6.12%, 12/31/10-11/12/47)
  5.47%, 09/17/07                              $918,776,472   $   915,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001;
  4.40%-6.41%, 12/01/13-05/01/37)
  5.40%, 09/04/07                               19,201,751         19,190,237
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by Corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51)
  5.48%, 09/04/07(c)                           734,500,381        734,053,832
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Open joint agreement,
  with no specified maturity date,
  (collateralized by Corporate obligations
  valued at $315,000,000; 0%-7.52%,
  12/18/09-12/27/49)
  5.44%(m)                                     $        --    $   150,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                              320,515,762        320,325,346
-----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                               94,295,886         94,240,389
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              140,083,689        140,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $50,027,500 (collateralized
  by U.S. Government obligations valued at
  $51,003,933; 2.38%, 01/15/17)
  4.95%, 09/04/07                               50,027,500         50,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by U.S.
  Government obligations valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                              $19,838,222    $    19,827,031
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 8/31/07, aggregate maturing
  value $1,200,730,667 (collateralized by
  Corporate obligations valued at
  $1,260,000,001; 0%-7.25%,
  06/15/11-07/15/56)
  5.48%, 09/04/07                              947,980,412        947,402,549
=============================================================================
    Total Repurchase Agreements (Cost
      $4,408,612,931)                                           4,408,612,931
=============================================================================
TOTAL INVESTMENTS-101.71% (Cost
  $24,664,858,824)(o)(p)                                       24,664,858,824
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.71)%                            (414,486,737)
=============================================================================
NET ASSETS-100.00%                                            $24,250,372,087
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - Government Obligations
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $12,830,291,739, which represented 52.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.4%; Cayman Islands: 10.2%; other countries less than 5%:
    14.5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $487,000,000, which represented 2.01% of the Fund's Net Assets.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(l) Open master note agreement with note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(m) Principal amount equals value at period end. See Note 1J.
(n) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(o) Also represents cost for federal income tax purposes.
(p) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-20.06%
U.S. TREASURY BILLS-16.36%(A)

3.50%                                          01/10/08   $150,000    $  148,089,583
------------------------------------------------------------------------------------
4.04%                                          01/24/08    200,000       196,745,556
------------------------------------------------------------------------------------
4.71%                                          01/24/08    100,000        98,102,917
------------------------------------------------------------------------------------
4.73%                                          01/31/08    125,000       122,503,611
------------------------------------------------------------------------------------
4.81%                                          01/31/08    100,000        97,970,800
------------------------------------------------------------------------------------
4.74%                                          02/07/08    125,000       122,380,365
------------------------------------------------------------------------------------
3.87%                                          02/14/08    125,000       122,769,375
------------------------------------------------------------------------------------
4.10%                                          02/21/08    125,000       122,540,156
------------------------------------------------------------------------------------
4.00%                                          02/28/08     50,000        49,000,000
------------------------------------------------------------------------------------
4.06%                                          02/28/08    200,000       195,940,000
------------------------------------------------------------------------------------
4.08%                                          02/28/08    150,000       146,936,250
====================================================================================
                                                                       1,422,978,613
====================================================================================

U.S. TREASURY NOTES-3.70%

3.38%                                          02/15/08    200,000       198,543,481
------------------------------------------------------------------------------------
2.63%                                          05/15/08    125,000       123,443,556
====================================================================================
                                                                         321,987,037
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,744,965,650)                                                  1,744,965,650
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-20.06% (Cost $1,744,965,650)                             1,744,965,650
====================================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-80.24%(B)

ABN AMRO Bank N.V., Agreement dated 08/31/07,
  maturing value $500,283,333 (collateralized
  by U.S. Government obligations valued at
  $510,001,003; 4.75%-8.75%,
  08/15/17-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Agreement
  dated 08/31/07, maturing value
  $400,228,889, (collateralized by U.S.
  Government obligations valued at
  $408,000,408; 0%-4.75%, 11/29/07-05/31/12)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated
  08/31/07, maturing value $400,227,556
  (collateralized by U.S. Government
  obligations valued at $408,000,501;
  2.38%-6.50%, 02/15/10-04/15/32)
  5.12%, 09/04/07                              400,227,556       400,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Agreement dated
  08/31/07, maturing value $400,226,667
  (collateralized by U.S. Government
  obligations valued at $408,000,557; 3.88%,
  01/15/09-04/15/29)
  5.10%, 09/04/07                              $400,226,667   $  400,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,107,436;
  3.50%-6.00%, 01/31/08-08/15/16)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement
  dated 08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,569;
  0.88%-4.88%, 04/15/10-06/30/12)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/07, maturing value $250,140,278
  (collateralized by U.S. Government
  obligations valued at $255,001,467;
  6.13%-6.50%, 11/15/26-11/15/27)
  5.05%, 09/04/07                              250,140,278       250,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement
  dated 08/31/07, maturing value $550,311,667
  (collateralized by U.S. Government
  obligations valued at $561,000,531;
  0%-4.75%, 10/11/07-09/15/09)
  5.10%, 09/04/07                              550,311,667       550,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,789;
  3.38%-7.25%, 01/15/08-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,055,556
  (collateralized by U.S. Government
  obligations valued at $102,000,112;
  4.25%-9.13%, 11/15/13-05/15/30)
  5.00%, 09/04/07                              100,055,556       100,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Agreement
  dated 08/31/07, maturing value $700,396,667
  (collateralized by U.S. Government
  obligations valued at $714,003,901;
  4.75%-7.88%, 02/28/09-02/15/25)
  5.10%, 09/04/07                              $700,396,667   $  700,000,000
----------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,000,995;
  0%-8.00%, 09/06/07-01/15/27)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/31/07, maturing value $400,228,889
  (collateralized by U.S. Government
  obligations valued at $408,001,322;
  3.38%-4.63%, 02/15/08-02/15/36)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Lehman Brothers Inc., Agreement dated
  08/31/07, maturing value $400,213,333
  (collateralized by U.S. Government
  obligations valued at $408,004,125;
  4.13%-4.88%, 04/30/11-08/31/12)
  4.80%, 09/04/07                              400,213,333       400,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/07, maturing value
  $500,282,222 (collateralized by U.S.
  Government obligations valued at
  $510,002,507; 4.13%-13.25%,
  05/15/10-05/15/17)
  5.08%, 09/04/07                              500,282,222       500,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Agreement dated 08/31/07,
  maturing value $200,113,333 (collateralized
  by U.S. Government obligations valued at
  $204,390,167; 4.63%-5.00%,
  07/31/11-08/31/11)
  5.10%, 09/04/07                              $200,113,333   $  200,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,088;
  2.63%-3.63%, 01/15/08-07/15/17)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $400,226,667 (collateralized
  by U.S. Government obligations valued at
  $408,004,690; 2.38%-4.75%,
  01/15/27-02/15/37)
  5.10%, 09/04/07                              400,226,667       400,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by a U.S.
  Government obligation valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                               80,218,222        80,172,969
============================================================================
    Total Repurchase Agreements (Cost
      $6,980,172,969)                                          6,980,172,969
============================================================================
TOTAL INVESTMENTS-100.30% (Cost
  $8,725,138,619)(c)                                           8,725,138,619
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.30)%                            (26,190,265)
============================================================================
NET ASSETS-100.00%                                            $8,698,948,354
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 1J.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-21.42%

FEDERAL FARM CREDIT BANK (FFCB)-0.90%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $30,000    $29,996,038
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-9.01%

Unsec. Bonds,
  5.25%                                        11/01/07     30,000     30,000,000
---------------------------------------------------------------------------------
  5.25%                                        11/13/07     25,000     25,000,000
---------------------------------------------------------------------------------
  5.38%                                        02/28/08     75,000     75,000,000
---------------------------------------------------------------------------------
  5.35%                                        07/30/08     30,000     30,000,000
---------------------------------------------------------------------------------
  5.40%                                        08/14/08     39,000     39,000,000
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds, 5.21%(a)    09/17/08     50,000     49,976,889
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     50,000     49,996,533
=================================================================================
                                                                      298,973,422
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     21,108     21,108,026
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c) 5.03%                   11/30/07     40,000     39,496,500
---------------------------------------------------------------------------------
  5.03%                                        12/21/07     30,000     29,534,725
---------------------------------------------------------------------------------
  5.04%                                        12/31/07     49,310     48,475,020
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              03/26/08     18,000     17,997,902
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Notes,
  5.36%(a)                                     09/27/07     75,000     74,997,304
=================================================================================
                                                                      231,609,477
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.53%

Unsec. Disc. Notes,(c)
  5.09%                                        02/13/08     50,000     48,834,458
---------------------------------------------------------------------------------
  4.99%                                        04/25/08     30,000     29,015,463
---------------------------------------------------------------------------------
  5.00%                                        05/12/08     30,000     28,941,667
---------------------------------------------------------------------------------
  5.01%                                        05/12/08     20,000     19,293,033
---------------------------------------------------------------------------------
  5.01%                                        06/06/08     25,000     24,029,312
=================================================================================
                                                                      150,113,933
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $710,692,870)                                             710,692,870
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-21.42% (Cost $710,692,870)                              710,692,870
=================================================================================



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-78.83%(D)

ABN AMRO Bank N.V., Joint agreement date
  8/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              $160,093,333   $  160,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,000,104; 0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              148,086,333       148,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543; 5.24%, 02/11/09)
  5.30%, 09/04/07                              104,949,743       104,887,976
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              160,094,222       160,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $250,145,833 (collateralized
  by U.S. Government obligations valued at
  $255,004,769; 0%, 12/28/07-01/31/08)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              348,204,933       348,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              $273,160,767   $  273,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,057,778
  (collateralized by U.S. Government
  obligations valued at $102,000,442;
  5.30%-10.38%, 04/16/10-02/15/21)
  5.20%, 09/04/07                              100,057,778       100,000,000
----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              703,421,668       703,007,675
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08)
  5.25%, 09/04/07                              $148,086,333   $  148,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,004,864; 0%-6.98%, 02/09/10-02/16/12)
  5.25%, 09/04/07                              150,087,500       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,614,895,651)                                          2,614,895,651
============================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $3,325,588,521)(e)                                           3,325,588,521
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                             (8,388,113)
============================================================================
NET ASSETS-100.00%                                            $3,317,200,408
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007. Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-68.33%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.25%

Fountain Square Commercial Funding Corp.
  (Acquired 08/07/07; Cost $19,589,147)
  5.35%(b)                                     09/04/07   $ 19,671    $   19,662,230
====================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-6.06%

Old Line Funding, LLC (Acquired 07/17/07;
  Cost $29,427,434)
  5.26%(b)                                     09/05/07     26,644        29,626,675
------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $54,385,761)
  5.27%(b)                                     09/07/07     54,738        54,689,967
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $40,318,156)
  5.68%(b)                                     10/12/07     40,697        40,433,736
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $102,094,747)
  5.90%(b)                                     09/17/07    102,633       102,363,873
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 08/07/07;
  Cost $106,663,710)
  5.33%(b)                                     10/02/07    107,548       107,054,385
------------------------------------------------------------------------------------
  (Acquired 08/07/07 Cost $55,232,505)
  5.35%(b)                                     09/10/07     55,513        55,438,751
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $53,137,070)
  5.35%(b)                                     10/03/07     53,583        53,328,183
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $34,697,979)
  5.45%(b)                                     10/05/07     35,000        34,819,847
====================================================================================
                                                                         477,755,417
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-8.88%

Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 07/19/07; Cost $14,085,887)
  5.26%(b)                                     09/12/07     14,200        14,177,177
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,626,667)
  5.60%(b)                                     09/11/07     75,000        74,883,333
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $97,415,539)
  5.65%(b)                                     09/17/07     98,000        97,753,911
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Legacy Capital Co., LLC (Multi CEP's- Liberty
  Hampshire Co., LLC; agent) (Acquired
  08/01/07; Cost $74,613,542)
  5.30%(b)                                     09/05/07   $ 75,000    $   74,955,834
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,749,014)
  5.32%(b)                                     09/06/07     50,000        49,963,090
------------------------------------------------------------------------------------
Long Lane Master Trust IV
  (CEP-Bank of America N.A.), (Acquired
  08/17/07; Cost $68,569,336)
  6.00%(b)                                     09/18/07     68,937        68,741,679
------------------------------------------------------------------------------------
Ticonderoga Funding, LLC
  (CEP-Bank of America N.A.) (Acquired
  08/03/07; Cost $24,870,937)
  5.31%(b)                                     09/07/07     25,000        24,977,875
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,875,633)
  5.33%(b)                                     10/02/07     15,000        14,931,154
------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank N.A.) (Acquired
  08/03/07; Cost $99,441,611)
  5.29%(b)                                     09/10/07    100,000        99,867,750
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,845,562)
  5.30%(b)                                     09/10/07     30,000        29,960,287
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $49,748,306)
  5.33%(b)                                     09/10/07     50,000        49,933,375
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $99,509,167)
  5.70%(b)                                     09/13/07    100,000        99,810,000
====================================================================================
                                                                         699,955,465
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-1.08%

Aquinas Funding, LLC
  (CEP-MBIA Insurance Corp.) (Acquired
  08/06/07; Cost $34,767,250)
  5.32%(b)                                     09/20/07     35,000        34,901,728
------------------------------------------------------------------------------------
Triple-A One Funding Corp.
  (CEP-MBIA Insurance Corp.), (Acquired
  08/13/07; Cost $50,002,282)
  5.80%(b)                                     09/11/07     50,237        50,156,062
====================================================================================
                                                                          85,057,790
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-10.70%

Amsterdam Funding Corp. (Acquired 08/06/07;
  Cost $27,875,400)
  5.34%(b)                                     09/05/07   $ 28,000    $   27,983,387
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,933,125)
  5.35%(b)                                     09/06/07     15,000        14,988,854
------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $24,865,938)
  5.85%(b)                                     09/17/07     25,000        24,935,000
------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $19,850,967)
  5.26%(b)                                     09/06/07     20,000        19,985,389
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $24,863,049)
  5.33%(b)                                     09/12/07     25,000        24,959,285
------------------------------------------------------------------------------------
Chariot Funding, LLC/LTD.
  (Acquired 07/31/07; Cost $20,722,082)
  5.28%(b)                                     09/17/07     20,869        20,820,027
------------------------------------------------------------------------------------
Charta LLC (Acquired 07/13/07; Cost
  $24,795,444)
  5.26%(b)                                     09/07/07     25,000        24,978,083
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,671,667)
  5.91%(b)                                     09/25/07     50,000        49,803,000
------------------------------------------------------------------------------------
Clipper Receivables Co., LLC (Acquired
  08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07     50,000        49,896,181
------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/16/07; Cost $49,679,875)
  5.91%(b)                                     09/24/07     50,000        49,811,208
------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 07/30/07;
  Cost $89,210,250)
  5.27%(b)                                     09/28/07     90,000        89,644,612
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,866,750)
  5.33%(b)                                     09/05/07     30,000        29,982,233
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $34,850,375)
  5.70%(b)                                     09/10/07     35,000        34,950,125
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  07/31/07; Cost $51,004,068)
  5.27%(b)                                     09/28/07     51,448        51,244,845
------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 07/31/07;
  Cost $59,998,284)
  5.27%(b)                                     09/28/07     60,521        60,281,791
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,527,000)
  5.28%(b)                                     09/13/07     75,000        74,868,000
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $24,888,229)
  5.55%(b)                                     09/07/07     25,000        24,976,875
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (Acquired 08/06/07;
  Cost $29,862,050)
  5.34%(b)                                     09/06/07   $ 30,000    $   29,977,750
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $49,704,514)
  5.75%(b)                                     09/19/07     50,000        49,856,250
------------------------------------------------------------------------------------
Yorktown Capital, LLC (Acquired 08/02/07;
  Cost $89,300,400)
  5.28%(b)                                     09/24/07     90,000        89,696,400
====================================================================================
                                                                         843,639,295
====================================================================================

ASSET-BACKED SECURITIES- SECURITIES-1.26%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $74,527,000)
  5.28%(b)                                     09/12/07     75,000        74,879,000
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $24,819,993)
  5.29%(b)                                     09/19/07     25,000        24,933,875
====================================================================================
                                                                          99,812,875
====================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-7.90%

CAFCO, LLC
  (Acquired 07/17/07; Cost $49,627,417)
  5.26%(b)                                     09/06/07     50,000        49,963,472
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $14,702,320)
  5.28%(b)                                     09/14/07     14,800        14,771,781
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,647,667)
  5.29%(b)                                     09/20/07     50,000        49,860,535
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,610,965)
  5.29%(b)                                     09/25/07     50,000        49,823,833
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $99,207,250)
  5.29%(b)                                     09/26/07    100,000        99,632,986
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC
  (Acquired 07/13/07; Cost $59,535,367)
  5.26%(b)                                     09/04/07   $ 60,000    $   59,973,700
------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $74,430,167)
  5.26%(b)                                     09/07/07     75,000        74,934,250
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $74,429,083)
  5.27%(b)                                     09/21/07     75,000        74,780,417
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $24,790,208)
  5.30%(b)                                     10/04/07     25,000        24,878,542
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $49,573,056)
  5.30%(b)                                     10/05/07     50,000        49,749,722
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,588,021)
  5.65%(b)                                     09/14/07     75,000        74,846,979
====================================================================================
                                                                         623,216,217
====================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Caterpillar Financial Services Corp.
  5.23%                                        10/01/07     64,295        64,014,781
====================================================================================

CONSUMER FINANCE-10.08%

American Express Credit Corp.
  5.26%                                        09/21/07    100,000        99,707,778
------------------------------------------------------------------------------------
  5.27%                                        10/12/07    100,000        99,399,806
------------------------------------------------------------------------------------
  5.27%                                        10/17/07    100,000        99,326,611
------------------------------------------------------------------------------------
American Honda Finance Corp.
  5.25%                                        09/12/07     40,000        39,935,833
------------------------------------------------------------------------------------
  5.26%                                        10/29/07     34,775        34,480,301
------------------------------------------------------------------------------------
  5.27%                                        10/03/07     50,000        49,765,778
------------------------------------------------------------------------------------
  5.27%                                        10/05/07     50,000        49,751,139
------------------------------------------------------------------------------------
  5.30%                                        10/09/07    100,000        99,440,556
------------------------------------------------------------------------------------
  5.30%                                        10/10/07     25,000        24,856,458
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  5.28%                                        10/25/07    100,000        99,208,000
------------------------------------------------------------------------------------
  5.30%                                        10/24/07    100,000        99,219,722
====================================================================================
                                                                         795,091,982
====================================================================================

DIVERSIFIED BANKS-9.48%

Bank of America Corp.
  5.28%                                        10/15/07    100,000        99,355,278
------------------------------------------------------------------------------------
  5.32%                                        10/04/07     75,000        74,634,250
------------------------------------------------------------------------------------
  5.40%                                        10/15/07    100,000        99,340,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Citigroup Funding Inc.
  5.31%                                        09/04/07   $100,000    $   99,955,750
------------------------------------------------------------------------------------
  5.32%                                        09/19/07    100,000        99,734,000
------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.28%                                        09/05/07     75,000        74,956,000
------------------------------------------------------------------------------------
  5.31%                                        09/18/07    100,000        99,749,250
------------------------------------------------------------------------------------
  5.34%                                        09/14/07    100,000        99,807,167
====================================================================================
                                                                         747,531,695
====================================================================================

DIVERSIFIED CAPITAL MARKETS-2.20%

JPMorgan Chase & Co.
  5.23%                                        09/26/07     50,000        49,818,403
------------------------------------------------------------------------------------
  5.23%                                        10/26/07    100,000        99,200,972
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  5.27%                                        10/01/07     25,000        24,890,208
====================================================================================
                                                                         173,909,583
====================================================================================

FOOD DISTRIBUTORS-0.63%

Sysco Corp. (Acquired 08/29/07; Cost
  $49,576,278)
  5.26%(b)                                     10/26/07     50,000        49,598,194
====================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.23%                                        10/23/07    100,000        99,244,556
====================================================================================

MULTI-LINE INSURANCE-2.11%

AIG Funding, Inc.
  5.27%                                        10/17/07     50,000        49,663,306
------------------------------------------------------------------------------------
Hartford Financial Services Group (Acquired
  08/16/07; Cost $66,435,116)
  5.42%(b)                                     10/11/07     67,000        66,596,511
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,694,444)
  5.50%(b)                                     09/25/07     50,000        49,816,667
====================================================================================
                                                                         166,076,484
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

General Electric Capital Services
  5.23%                                        10/16/07     75,000        74,509,688
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-4.69%

Nestle Capital Corp.
  5.23%                                        10/23/07   $ 72,281    $   71,734,957
------------------------------------------------------------------------------------
  5.27%                                        10/18/07    100,000        99,311,972
------------------------------------------------------------------------------------
  5.30%                                        10/18/07    100,000        99,308,056
------------------------------------------------------------------------------------
  5.30%                                        10/19/07    100,000        99,293,333
====================================================================================
                                                                         369,648,318
====================================================================================
    Total Commercial Paper (Cost
      $5,388,724,570)                                                  5,388,724,570
====================================================================================

BANK NOTES-0.95%

DIVERSIFIED BANKS-0.95%

Wells Fargo & Co.
  5.45% (Cost $75,000,000)                     10/10/07     75,000        75,000,000
====================================================================================

MASTER NOTE AGREEMENTS-0.83%

Lehman Brothers Inc.
  (Acquired 06/27/07; Cost $50,000,000)
  5.49%(b)(c)(d)(e)(f)                              --      50,000        50,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/28/07; Cost $15,000,000)
  5.51%(b)(c)(d)(f)                            10/10/07     15,000        15,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $65,000,000)                                                        65,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.80%

FEDERAL HOME LOAN BANK (FHLB)-0.80%

Unsec. Disc. Notes, 4.20%(a)(c)
  (Cost $63,177,880)                           09/04/07   $ 63,200    $   63,177,880
====================================================================================

CERTIFICATE OF DEPOSIT-0.63%

State Street Bank & Trust Co., 5.45%
  (Cost $50,000,000)                           10/22/07     50,000        50,000,000
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-71.54% (Cost $5,641,902,450)                             5,641,902,450
====================================================================================

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-28.87%(G)

ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,003,910; 3.75%-6.63%,
 10/03/07-04/07/21)
 5.25%, 09/04/07                               $88,051,333    $   88,000,000
----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,148,611 (collateralized by U.S.
 Government obligations valued at
 $255,000,000; 4.55%-6.50%,
 03/01/33-06/01/37)
 5.35%, 09/04/07                                75,044,583        75,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $500,297,222, (collateralized by a
 U.S. Government obligation valued at
 $510,000,000; 5.00%, 06/01/35)
 5.35%, 09/04/07                               360,214,000       360,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 08/31/07, aggregate maturing value
 $750,450,000 (collateralized by U.S.
 Government obligations valued at
 $765,000,000; 3.78%-7.37%,
 02/01/21-06/01/47)
 5.40%, 09/04/07                               412,433,955       412,186,643
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
 agreement dated 08/31/07, aggregate maturing
 value $450,265,000 (collateralized by U.S.
 Government obligations valued at
 $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
 5.30%, 09/04/07                               288,169,600       288,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,004,769; 0%, 12/28/07-01/31/08)
 5.25%, 09/04/07                                90,052,500        90,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37)
  5.40%, 09/04/07                              $235,141,000   $  235,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $200,120,000 (collateralized by U.S.
  Government obligations valued at
  $204,000,128; 2.88%-6.25%,
  05/19/08-06/01/37)
  5.40%, 09/04/07                               35,021,000        35,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                               83,734,662        83,684,916
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by a U.S.
  Government obligation valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              $360,215,200   $  360,000,000
----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
  08/31/07, maturing value $250,149,444
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  5.00%-7.63%, 03/01/21-12/15/45)
  5.38%, 09/04/07                              250,149,444       250,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,276,871,559)                                          2,276,871,559
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $7,918,774,009)(h)(i)                                        7,918,774,009
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,621,867)
============================================================================
NET ASSETS-100.00%                                            $7,886,152,142
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $3,080,110,661, which represented 39.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Interest or dividend rate is redetermined periodically. Rate shown is rate in effect on August 31, 2007.
(g) Principal amount equals value at period end. See Note 1J.
(h) Also represents cost for federal income tax purposes.
(i) Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.15%

FEDERAL FARM CREDIT BANK (FFCB)-18.72%

Floating Rate Bonds,(a)
  5.20%                                        11/06/07   $ 25,000    $ 25,000,000
----------------------------------------------------------------------------------
  5.18%                                        05/02/08     20,000      19,997,359
----------------------------------------------------------------------------------
  5.38%                                        10/27/08     35,000      34,999,761
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.22%(a)           10/03/07     20,000      20,000,348
==================================================================================
                                                                        99,997,468
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-81.43%

Unsec. Bonds,
  5.25%                                        11/01/07     20,000      20,000,000
----------------------------------------------------------------------------------
  5.25%                                        11/13/07     15,000      15,000,000
----------------------------------------------------------------------------------
  5.35%                                        07/30/08     10,000      10,000,000
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Disc. Notes,(b)
  4.20%                                        09/04/07   $156,700    $156,645,155
----------------------------------------------------------------------------------
  5.14%                                        09/05/07     27,750      27,734,152
----------------------------------------------------------------------------------
  5.16%                                        09/05/07     50,000      49,971,333
----------------------------------------------------------------------------------
  5.13%                                        10/24/07     25,000      24,811,187
----------------------------------------------------------------------------------
  4.84%                                        11/13/07     11,147      11,037,598
----------------------------------------------------------------------------------
  5.12%                                        11/30/07      8,951       8,836,427
----------------------------------------------------------------------------------
  4.79%                                        01/11/08     12,038      11,826,573
----------------------------------------------------------------------------------
  4.84%                                        01/16/08     25,000      24,539,052
----------------------------------------------------------------------------------
  5.05%                                        02/06/08     15,000      14,667,542
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 4.94%(a)           02/07/08     20,000      20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  5.46%                                        03/14/08     15,000      14,996,694
----------------------------------------------------------------------------------
  5.21%                                        09/17/08     10,000       9,995,378
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,999,661
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,999,653
==================================================================================
                                                                       435,060,405
==================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $535,057,873)(c)                                                     535,057,873
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                                     (801,968)
==================================================================================
NET ASSETS-100.00%                                                    $534,255,905
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                  4,408,612,931     2,276,871,559    6,980,172,969   2,614,895,651              --
=================================================================================================================================
  Total investments                             24,664,858,824     7,918,774,009    8,725,138,619   3,325,588,521     535,057,873
=================================================================================================================================
Cash                                                    25,685                --           40,563          18,032         165,099
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 263,048,618                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          49,496,848           686,793        2,269,554       5,427,134       1,395,762
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 574,669           296,641          210,644          79,538          54,018
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           315,226           240,668          106,120          73,467          28,909
=================================================================================================================================
    Total assets                                24,978,319,870     7,919,998,111    8,727,765,500   3,331,186,692     536,701,661
_________________________________________________________________________________________________________________________________
=================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased                            613,590,802                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Amount due Custodian                                      --            23,433               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                        110,867,799        31,958,970       27,168,455      13,323,497       2,250,330
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            2,180,842           970,985          702,696         263,183          79,275
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses advanced                                59,620            97,052           22,588          25,182          36,974
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              735,147           604,206          748,548         277,324          39,157
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              56,699            18,145           16,685           8,793           3,039
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            195,329            56,710           57,196          24,229           3,381
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             261,545           116,468          100,978          64,076          33,600
=================================================================================================================================
    Total liabilities                              727,947,783        33,845,969       28,817,146      13,986,284       2,445,756
=================================================================================================================================
Net assets applicable to shares outstanding     $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $24,249,355,935   $7,885,376,812   $8,697,687,855   $3,316,947,678   $534,251,865
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,430           779,263          320,482         243,789           3,325
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,042,278)           (3,933)         940,017           8,941             715
=================================================================================================================================
                                                $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS:

Institutional Class                             $18,081,350,805   $3,479,265,692   $3,306,282,653   $1,328,963,649   $321,455,670
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                        $  885,779,337    $  632,810,624   $1,250,647,726   $ 599,041,083    $ 43,318,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                       $   81,408,106    $  409,935,818   $  414,628,768   $  26,598,053    $ 10,986,113
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                           $3,397,868,581    $2,146,528,390   $2,833,733,626   $ 730,316,024    $ 93,309,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                   $   39,244,292    $   30,949,509   $   69,761,859   $  16,949,389    $ 11,943,594
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                  $1,128,498,770    $  570,225,806   $  375,749,909   $ 297,560,607    $ 53,228,351
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                 $  636,222,196    $  616,436,303   $  448,143,813   $ 317,771,603    $     14,008
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

August 31, 2007

Short-Term Investments Trust

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             18,080,436,426     3,479,780,368    3,305,741,841   1,328,855,323     321,428,419
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                           885,767,370       632,927,201    1,250,545,408     599,003,598      43,343,235
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                           81,406,801       409,906,057      414,544,116      26,595,343      10,988,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                            3,397,807,165     2,146,596,363    2,833,300,601     730,275,202      93,307,997
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                       39,247,931        30,960,290       69,738,749      16,948,384      11,943,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                   1,128,508,226       570,202,375      375,683,644     297,536,336      53,230,024
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                    636,181,514       616,434,142      448,123,052     317,768,724          13,965
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, offering and redemption price
  per share for each class                      $         1.00    $         1.00   $         1.00   $        1.00    $       1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cost of investments                             $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                   $4,408,612,931    $2,276,871,559   $6,980,172,969   $2,614,895,651   $         --
=================================================================================================================================
Total Investments, at cost                      $24,664,858,824   $7,918,774,009   $8,725,138,619   $3,325,588,521   $535,057,873
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                   LIQUID ASSETS      STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                           $1,175,198,654    $423,117,047    $287,150,706    $153,101,776    $20,230,581
=================================================================================================================================

EXPENSES:

Advisory fees                                         32,853,305      11,812,872        8,370,866      2,888,608         708,216
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                           1,167,066         746,257          677,417        585,519         149,426
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                           956,878         340,523          266,559        146,310          18,820
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                             5,002,813       3,326,182        4,484,407      2,596,605         243,258
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              512,810       2,574,948        2,602,857        200,992          61,949
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                3,000,777       1,727,396        1,708,367        660,235          77,148
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          368,158         450,121          960,631        269,249         120,331
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,300,400         903,308          739,676        626,211         116,217
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        145,629          98,994           25,521         23,800               4
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                    1,907,343         708,772          485,665        259,975          34,476
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                672,258         260,382          180,617        107,814          25,097
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                             295,235         228,324          145,062        158,655          96,423
---------------------------------------------------------------------------------------------------------------------------------
Other                                                  1,021,111         512,461          350,404        261,011         115,040
=================================================================================================================================
    Total expenses                                    50,203,783      23,690,540       20,998,049      8,784,984       1,766,405
=================================================================================================================================
Less: Fees waived                                    (15,350,398)     (7,746,725)      (6,871,761)    (2,323,063)       (870,601)
=================================================================================================================================
    Net expenses                                      34,853,385      15,943,815       14,126,288      6,461,921         895,804
=================================================================================================================================
Net investment income                              1,140,345,269     407,173,232      273,024,418    146,639,855      19,334,777
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment securities             133,500              --        1,105,292         33,729             715
=================================================================================================================================
Net increase in net assets resulting from
  operations                                       $1,140,478,769    $407,173,232    $274,129,710    $146,673,584    $19,335,492
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                          ----------------------------------    ---------------------------------
                                                               2007               2006               2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                   $ 1,140,345,269    $   884,596,378    $   407,173,232    $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                                               133,500            911,060                 --                --
=================================================================================================================================
    Net increase in net assets resulting from operations    1,140,478,769        885,507,438        407,173,232       343,224,083
=================================================================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (847,648,082)      (639,998,716)      (226,509,468)     (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (49,488,449)       (42,306,265)       (32,952,863)      (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (3,210,986)        (2,936,707)       (16,145,867)       (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (155,031,976)      (127,479,313)       (89,354,604)      (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (1,611,752)        (1,939,893)        (1,972,728)       (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (58,030,918)       (42,131,448)       (23,002,200)      (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             (25,322,944)       (27,804,036)       (17,235,487)      (10,376,312)
=================================================================================================================================
    Total distributions from net investment income         (1,140,345,107)      (884,596,378)      (407,173,217)     (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                  --           (478,590)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                             --            (33,284)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            --             (1,910)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                --            (76,508)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        --               (538)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                       --            (32,914)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                      --             (1,728)                --                --
=================================================================================================================================
    Total distributions from net realized gains                        --           (625,472)                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions    (1,140,345,107)      (885,221,850)      (407,173,217)     (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                       3,022,574,348      2,776,520,511     (1,244,349,920)      156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (94,922,395)       171,846,264         41,516,502        34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    16,970,552         18,242,840        110,746,298       136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       683,993,231       (695,502,781)       767,567,082       469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                21,819,891       (110,822,387)       (24,940,348)      (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               39,400,419        186,260,377        244,901,202        53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             579,576,967       (409,826,741)        90,752,256       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    4,269,413,013      1,936,718,083        (13,806,928)    1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                   4,269,546,675      1,937,003,671        (13,806,913)    1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of year                                        19,980,825,412     18,043,821,741      7,899,959,055     6,588,245,783
=================================================================================================================================
  End of year*                                            $24,250,372,087    $19,980,825,412    $ 7,886,152,142    $7,899,959,055
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                $     2,058,430    $     2,058,268    $       779,263    $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $  273,024,418    $  212,999,652    $  146,639,855    $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        1,105,292          (152,503)           33,729            97,483
=================================================================================================================================
    Net increase in net assets resulting from operations        274,129,710       212,847,149       146,673,584       117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (104,584,939)      (79,707,716)      (65,418,169)      (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,516,106)      (32,061,314)      (25,343,990)      (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (15,597,130)      (10,237,180)       (1,240,627)       (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (84,180,517)      (73,667,977)      (33,676,292)      (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  (4,039,498)       (3,292,187)       (1,159,978)         (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (18,042,317)      (13,748,086)      (15,724,904)      (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                (4,063,919)         (285,192)       (4,075,889)       (2,281,723)
=================================================================================================================================
    Total distributions from net investment income             (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                              --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                  --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                          --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                         --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                        --                --                --                --
=================================================================================================================================
    Total distributions from net realized gains                          --                --                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions        (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         1,204,096,230           703,777      (483,324,430)      812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      278,127,382      (256,870,746)       80,511,634      (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      82,207,300        58,898,939       (13,001,827)        1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       1,475,831,081      (423,088,691)       73,952,886         2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (63,953,928)       56,501,483        (4,939,814)       17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 22,799,067        51,709,221         3,718,054        63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               446,267,839           985,905       289,049,310       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      3,445,374,971      (511,160,112)      (54,034,187)      631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                     3,446,480,255      (511,312,615)      (54,000,452)      632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of year                                           5,252,468,099     5,763,780,714     3,371,200,860     2,739,146,267
=================================================================================================================================
  End of year*                                               $8,698,948,354    $5,252,468,099    $3,317,200,408    $3,371,200,860
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                   $      320,482    $      307,718    $      243,789    $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 19,334,777    $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                    715             199
==========================================================================================
    Net increase in net assets resulting from operations        19,335,492       8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (9,372,684)     (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                      (2,356,207)     (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (374,519)       (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                         (3,858,878)     (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (508,313)        (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                                (2,864,255)       (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                     (690)           (689)
==========================================================================================
    Total distributions from net investment income             (19,335,546)     (8,125,913)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --              --
------------------------------------------------------------------------------------------
  Private Investment Class                                              --              --
------------------------------------------------------------------------------------------
  Personal Investment Class                                             --              --
------------------------------------------------------------------------------------------
  Cash Management Class                                                 --              --
------------------------------------------------------------------------------------------
  Reserve Class                                                         --              --
------------------------------------------------------------------------------------------
  Resource Class                                                        --              --
------------------------------------------------------------------------------------------
  Corporate Class                                                       --              --
==========================================================================================
    Total distributions from net realized gains                         --              --
==========================================================================================
    Decrease in net assets resulting from distributions        (19,335,546)     (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          241,352,014      (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (45,745,353)     19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                      4,443,368         935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                         61,058,867      (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                 11,505,791         437,737
------------------------------------------------------------------------------------------
  Resource Class                                                27,368,724      18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                      688          13,277
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        299,984,099      34,982,657
==========================================================================================
    Net increase (decrease) in net assets                      299,984,045      34,982,856
==========================================================================================

NET ASSETS:

  Beginning of year                                            234,271,860     199,289,004
==========================================================================================
  End of year*                                                $534,255,905    $234,271,860
==========================================================================================
  * Includes accumulated undistributed net investment income  $      3,325    $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds, except for Treasury Portfolio, may receive proceeds from litigation settlements involving such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

Short-Term Investments Trust

     the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows:

Liquid Assets Portfolio                                         0.15%
--------------------------------------------------------------------
STIC Prime Portfolio                                            0.15%
--------------------------------------------------------------------
Treasury Portfolio                                              0.15%
--------------------------------------------------------------------
Government and Agency Portfolio                                 0.10%
--------------------------------------------------------------------


Government TaxAdvantage Portfolio pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each class of each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Liquid Assets Portfolio                                         $12,564,508
---------------------------------------------------------------------------
STIC Prime Portfolio                                              5,144,943
---------------------------------------------------------------------------
Treasury Portfolio                                                3,769,413
---------------------------------------------------------------------------
Government & Agency Portfolio                                       938,531
---------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   678,136
---------------------------------------------------------------------------


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

Short-Term Investments Trust


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                            0.30%         0.55%         0.08%       0.87%       0.20%       0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                      0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  0.25%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the year ended August 31, 2007 FMC waived Plan fees of:

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                         $2,001,125     $136,749      $600,155     $47,861        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                            1,330,473       686,653       345,479     58,516     180,661        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                              1,793,763       694,095       341,673     124,882    147,935        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                   1,038,642        53,598       132,047     35,003     125,242        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 121,629        16,520        15,430     15,643      23,243        N/A
--------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2007, Liquid Assets Portfolio engaged in securities purchases of $1,900,000.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

Short-Term Investments Trust


    During the year ended August 31, 2007, the Trust paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees of $179,886. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                   2007               2006
                                                              ORDINARY INCOME    ORDINARY INCOME
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $1,140,345,107      $885,221,850
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                             407,173,217       343,224,083
------------------------------------------------------------------------------------------------
Treasury Portfolio                                               273,024,426       212,999,652
------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                    146,639,849       117,625,921
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 19,335,546         8,125,913
------------------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                  UNDISTRIBUTED     TEMPORARY BOOK/TAX    CAPITAL LOSS         SHARES OF
                                 ORDINARY INCOME       DIFFERENCES        CARRYFORWARD    BENEFICIAL INTEREST    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio            $4,103,341          $(2,044,911)       $(1,042,278)      $24,249,355,935      $24,250,372,087
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                1,680,080             (900,817)            (3,933)        7,885,376,812        7,886,152,142
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                  1,913,371             (652,872)                --         8,697,687,855        8,698,948,354
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio         497,100             (244,370)                --         3,316,947,678        3,317,200,408
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            70,536              (66,496)                --           534,251,865          534,255,905
---------------------------------------------------------------------------------------------------------------------------------


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Each Fund may have utilized capital loss carryforward in the current period to offset net realized capital gains for federal income tax purposes. The Funds below utilized capital loss carryforward in the current period as follows:

                                                                CAPITAL LOSS
                                                                CARRYFORWARD
                                                                  UTILIZED
----------------------------------------------------------------------------
Liquid Assets Portfolio                                           $133,500
----------------------------------------------------------------------------
Government & Agency Portfolio                                       24,788
----------------------------------------------------------------------------

Short-Term Investments Trust


    The Funds below have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                               AUGUST 31, 2011*       AUGUST 31, 2013*        TOTAL
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                             $   --               $1,042,278         $1,042,278
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                 1,014                    2,919              3,933
----------------------------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2007, the following Funds had reclassifications of permanent differences as follows:

                                                              UNDISTRIBUTED NET
                                                                 INVESTMENT        UNDISTRIBUTED NET
                                                                   INCOME            REALIZED GAIN
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                 $12,772             $(12,772)
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                      199                 (199)
----------------------------------------------------------------------------------------------------


These reclassifications had no effect on the net assets of each Fund.

Short-Term Investments Trust

NOTE 8--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED                               YEAR ENDED
                                                            AUGUST 31, 2007(A)                         AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               238,934,200,537    $ 238,934,200,537     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           19,597,812,083       19,597,812,083      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             456,768,244          456,768,244       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              35,299,025,326       35,299,025,326      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         374,465,191          374,465,191         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,687,259,809        8,687,259,809       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    10,734,821,522       10,734,821,522      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   398,026,805          398,026,805         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               26,789,852           26,789,852          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               2,199,469            2,199,469           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 100,581,216          100,581,216          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,225,585            1,225,585           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         51,847,804           51,847,804          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         2,785,427            2,785,427          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (236,309,652,994)    (236,309,652,994)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (19,719,524,330)     (19,719,524,330)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (441,997,161)        (441,997,161)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (34,715,613,311)     (34,715,613,311)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (353,870,885)        (353,870,885)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,699,707,194)      (8,699,707,194)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (10,158,029,982)     (10,158,029,982)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                      4,269,413,013    $   4,269,413,013       1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   21,624,735,483    $ 21,624,735,483     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,250,510,857       7,250,510,857      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              4,914,606,658       4,914,606,658      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  8,593,210,897       8,593,210,897      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            508,830,773         508,830,773        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,359,442,697       2,359,442,697      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        4,814,045,807       4,814,045,807      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       52,426,118          52,426,118         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  18,298,133          18,298,133         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 11,345,449          11,345,449          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     59,059,766          59,059,766         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,409,689           1,409,689          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            12,282,460          12,282,460         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           13,231,922          13,231,922          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (22,921,511,521)    (22,921,511,521)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (7,227,292,488)     (7,227,292,488)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (4,815,205,809)     (4,815,205,809)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,884,703,581)     (7,884,703,581)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (535,180,810)       (535,180,810)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,126,823,955)     (2,126,823,955)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (4,736,525,473)     (4,736,525,473)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                           (13,806,928)   $    (13,806,928)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,170,370,433    $ 12,170,370,433     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              11,768,966,288      11,768,966,288     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              3,296,804,616       3,296,804,616      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 15,602,939,433      15,602,939,433     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            679,380,067         679,380,067        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,305,324,643       2,305,324,643      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,026,789,860       1,026,789,860        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       24,718,278          24,718,278         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,103,797           8,103,797          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 12,643,517          12,643,517          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     14,516,711          14,516,711         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,933,321           2,933,321          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            11,141,233          11,141,233          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,732,685           2,732,685            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                  (10,990,992,481)    (10,990,992,481)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (11,498,942,703)    (11,498,942,703)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (3,227,240,833)     (3,227,240,833)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (14,141,625,063)    (14,141,625,063)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (746,267,316)       (746,267,316)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,293,666,809)     (2,293,666,809)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (583,254,706)       (583,254,706)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                         3,445,374,971    $  3,445,374,971       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,312,544,749    $ 13,312,544,749     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,477,066,272       3,477,066,272      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                273,507,552         273,507,552        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,181,233,587       5,181,233,587      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            224,069,435         224,069,435        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,846,951,288       1,846,951,288      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,656,210,462       1,656,210,462        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       39,124,555          39,124,555         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  15,207,056          15,207,056         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    264,646             264,646            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     30,497,618          30,497,618         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                926,390             926,390            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             9,705,455           9,705,455          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,841,659           2,841,659          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,834,993,734)    (13,834,993,734)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,411,761,694)     (3,411,761,694)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (286,774,025)       (286,774,025)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,137,778,319)     (5,137,778,319)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (229,935,639)       (229,935,639)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,852,938,689)     (1,852,938,689)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (1,370,002,811)     (1,370,002,811)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (54,034,187)   $    (54,034,187)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                           YEAR ENDED
                                                                  AUGUST 31, 2007(A)                     AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       4,138,948,149    $ 4,138,948,149     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    287,413,419        287,413,419       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    38,897,026         38,897,026        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       236,788,574        236,788,574       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                46,456,948         46,456,948         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              196,800,480        196,800,480        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           7,250,151          7,250,151         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        753,849            753,849           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         9,897              9,897             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         3,529,807          3,529,807         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     9,423              9,423             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,129,670          2,129,670           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  688                688               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (3,904,846,286)    (3,904,846,286)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (333,912,621)      (333,912,621)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (34,463,555)       (34,463,555)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (179,259,514)      (179,259,514)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (34,960,580)       (34,960,580)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (171,561,426)      (171,561,426)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              299,984,099    $   299,984,099        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 71% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

Short-Term Investments Trust


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO

                                                                                   RESERVE CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2007          2006        2005       2004       2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $   1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.05        0.02      0.002      0.005
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00         (0.01)       0.00     (0.000)     0.000
=====================================================================================================================
    Total from investment operations                             0.04          0.04        0.02      0.002      0.005
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)        (0.04)      (0.02)    (0.002)    (0.005)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.00)         --         --         --
=====================================================================================================================
    Total distributions                                         (0.04)        (0.04)      (0.02)    (0.002)    (0.005)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $   1.00    $  1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  4.46%         3.66%       1.61%      0.17%      0.45%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,244       $17,424    $128,244    $64,942    $57,082
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%       0.99%      0.99%      0.98%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.18%(b)      1.18%       1.19%      1.18%      1.17%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             4.38%(b)      3.63%       1.57%      0.17%      0.47%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $36,815,776.

STIC PRIME PORTFOLIO

                                                                                   RESERVE CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                               2007          2006       2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.04       0.02       0.001       0.004
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    --            --         --      (0.000)         --
======================================================================================================================
    Total from investment operations                             0.04          0.04       0.02       0.001       0.004
======================================================================================================================
Less dividends from net investment income                       (0.04)        (0.04)     (0.02)     (0.001)     (0.004)
======================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  4.47%         3.69%      1.63%       0.15%       0.40%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $30,950       $55,892    $66,695    $108,319    $103,681
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%      0.99%       0.99%       0.97%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)      1.19%      1.19%       1.19%       1.18%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets             4.38%(b)      3.66%      1.61%       0.14%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,012,080.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                                   RESERVE CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                               2007           2006       2005       2004        2003
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04           0.03       0.01      0.002       0.004
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00           0.00       0.00      0.000      (0.000)
======================================================================================================================
    Total from investment operations                             0.04           0.03       0.01      0.002       0.004
======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)         (0.03)     (0.01)    (0.002)     (0.004)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --             --      (0.00)    (0.000)         --
======================================================================================================================
    Total distributions                                         (0.04)         (0.03)     (0.01)    (0.002)     (0.004)
======================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  4.26%          3.47%      1.48%      0.11%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,762       $133,700    $77,702    $79,975    $119,660
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)       0.99%      0.99%      0.98%       0.97%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)       1.20%      1.20%      1.19%       1.19%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets             4.16%(b)       3.40%      1.46%      0.09%       0.41%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $96,063,097.

GOVERNMENT & AGENCY PORTFOLIO

                                                                                  RESERVE CLASS
                                                              -----------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------
                                                               2007          2006       2005      2004       2003
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.04      0.02      0.002      0.004
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00          0.00     (0.00)    (0.000)     0.000
===================================================================================================================
    Total from investment operations                             0.04          0.04      0.02      0.002      0.004
===================================================================================================================
Less dividends from net investment income                       (0.04)        (0.04)    (0.02)    (0.002)    (0.004)
===================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                  4.40%         3.59%     1.56%      0.15%      0.43%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $16,949       $21,889    $4,640    $ 2,839    $ 4,166
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%     0.99%      0.99%      0.98%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.15%(b)      1.16%     1.17%      1.15%      1.15%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment income to average net assets             4.31%(b)      3.58%     1.55%      0.16%      0.42%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $26,924,948.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                     RESERVE CLASS
                                                              -----------------------------------------------------------
                                                                                                          JUNE 23, 2003
                                                                                                          (COMMENCEMENT
                                                                       YEAR ENDED AUGUST 31,                 DATE) TO
                                                              ---------------------------------------       AUGUST 31,
                                                               2007         2006     2005      2004            2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $1.00    $1.00    $  1.00        $  1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04       0.03     0.01       0.002(a)       0.004
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00       0.00     0.00       0.000          0.000
=========================================================================================================================
    Total from investment operations                             0.04       0.03     0.01       0.002          0.004
=========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)      (0.03)   (0.01)    (0.002)        (0.004)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         --       --      (0.000)        (0.000)
=========================================================================================================================
    Total distributions                                         (0.04)      (0.03)   (0.01)    (0.002)        (0.004)
=========================================================================================================================
Net asset value, end of period                                $  1.00       $1.00    $1.00    $  1.00        $  1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  4.30%      3.51%    1.50%       0.15%          0.44%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,944       $438     $  0     $     1        $15,794
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(c)   0.99%    0.99%       0.92%          0.93%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.30%(c)   1.37%    1.41%       1.33%          1.32%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets             4.21%(c)   3.44%    1.53%       0.18%          0.41%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,033,147.
(d)  Annualized.

Short-Term Investments Trust

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Reserve Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2007, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Reserve Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   of 5% per year before expenses, which is
                                             together with the amount you invested, to    not the Fund's actual return.
As a shareholder in the Reserve Class, you   estimate the expenses that you paid over
incur ongoing costs, including management    the period. Simply divide your account          The hypothetical account values and
fees, distribution and/or service (12b-1)    value by $1,000 (for example, an $8,600      expenses may not be used to estimate the
fees and other Fund expenses. This example   account value divided by $1,000 = 8.6),      actual ending account balance or expenses
is intended to help you understand your      then multiply the result by the number in    you paid for the period. You may use this
ongoing costs (in dollars) of investing in   the table under the heading entitled         information to compare the ongoing costs
the Funds and compare these costs with       "Actual Expenses Paid During Period" to      of investing in the Fund and other funds.
ongoing costs of investing in other mutual   estimate the expenses you paid on your       To do so, compare this 5% hypothetical
funds. The example is based on an            account during this period.                  example with the 5% hypothetical examples
investment of $1,000 invested at the                                                      that appear in the shareholder reports of
beginning of the period and held for the     HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
entire period March 1, 2007, through         PURPOSES
August 31, 2007.                                                                             Please note that the expenses shown in
                                             The table below also provides information    the table are meant to highlight your
ACTUAL EXPENSES                              about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
The table below provides information about   actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
actual account values and actual expenses.   of return                                    help you determine the relative total
                                                                                          costs of owning different funds.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
     FUND           (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
Liquid Assets      $1,000.00              $1,022.30               $5.05        $1,020.21             $5.04             0.99%
STIC Prime          1,000.00               1,022.30                5.05         1,020.21              5.04             0.99
Treasury            1,000.00               1,020.90                5.04         1,020.21              5.04             0.99
Government
& Agency            1,000.00               1,021.90                5.05         1,020.21              5.04             0.99
Government
TaxAdvantage        1,000.00               1,021.40                5.04         1,020.21              5.04             0.99

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of Short   expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Term Investments Trust (the Trust) is        Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. NATURE, EXTENT AND QUALITY OF SERVICES
During contract renewal meetings held on     SubCommittee's recommendations in making        PROVIDED BY AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This SubCommittee structure   advisory agreement was considered            part, because of such knowledge. The Board
permits the Trustees to focus on the         separately, although the Board also          also considered the steps that AIM and its
performance of the AIM Funds that have       considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
SubCommittees meet with portfolio managers   advisory fees for each Fund and the other    the Board's approval of the continuance of
for their assigned funds and other members   AIM Funds are the result of years of         each Fund's advisory agreement.
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      B. FUND PERFORMANCE
objective(s), policies, strategies and       focus to a greater extent on certain
limitations of these funds.                  aspects of these arrangements in some        GOVERNMENT & AGENCY PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a           The Board compared the Fund's performance
throughout the year, the Sub-Committees      particular year may be based in part on      during the past one, three and five
meet at designated contract renewal          their deliberations and conclusions of       calendar years to the performance of funds
meetings each year to conduct an in-depth    these same arrangements throughout the       in the Fund's Lipper peer group that are
review of the performance, fees and          year and in prior years.                     not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Institutional U.S. Government Money Market
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           Funds Index. The Board also reviewed the
data regarding all the AIM Funds prepared                                                 methodology used by Lipper to identify the
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Fund's peers. The Board noted that the
under the direction and supervision of the   of the Senior Officer's independent          Fund's performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             median performance of its peers for the
prepares a separate analysis of this         discussion of the material factors and       one, three and five year periods. The
information for the Trustees. Each           related conclusions that formed the basis    Board noted that the Fund's performance
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      was comparable to the performance of the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Index for the one, three and five year
performance, fees and                        stated, information set forth below is as    periods. The Board also considered the
                                             of                                           steps AIM has taken over the last several
                                                                                          years to improve the quality and
                                                                                          efficiency of the services that AIM
                                                                                          provides to the AIM

                                                                                                                         (continued)

Short-Term Investments Trust

Funds. The Board concluded that AIM          formance of funds in the Fund's Lipper       strategies comparable to those of the
continues to be responsive to the Board's    peer group that are not managed by AIM,      Fund, including one mutual fund advised by
focus on fund performance. Although the      and against the performance of all funds     AIM. The Board noted that the Fund's rate
independent written evaluation of the        in the Lipper Institutional Money Market     was below the rate for the mutual fund.
Fund's Senior Officer (discussed below)      Funds Index. The Board also reviewed the
only considered Fund performance through     methodology used by Lipper to identify the      The Board noted that AIM has
the most recent calendar year, the Board     Fund's peers. The Board noted that the       contractually agreed to waive fees and/or
also reviewed more recent Fund performance   Fund's performance was comparable to the     limit expenses of the Fund through at
and this review did not change their         median performance of its peers for the      least June 30, 2008 in an amount necessary
conclusions.                                 one, three and five year periods. The        to limit total annual operating expenses
                                             Board noted that the Fund's performance      to a specified percentage of average daily
GOVERNMENT TAXADVANTAGE PORTFOLIO            was comparable to the performance of the     net assets for each class of the Fund. The
                                             Index for the one, three and five year       Board considered the contractual nature of
The Board compared the Fund's performance    periods. The Board also considered the       this fee waiver and noted that it remains
during the past one, three and five          steps AIM has taken over the last several    in effect until at least June 30, 2008.
calendar years to the performance of funds   years to improve the quality and             The Board reviewed the Fund's effective
in the Fund's Lipper peer group that are     efficiency of the services that AIM          advisory fee rate, after taking account of
not managed by AIM, and against the          provides to the AIM Funds. The Board         this expense limitation, and considered
performance of all funds in the Lipper       concluded that AIM continues to be           the effect this expense limitation would
Institutional U.S. Government Money Market   responsive to the Board's focus on fund      have on the Fund's estimated total
Funds Index. The Board also reviewed the     performance. Although the independent        expenses. The Board concluded that the
methodology used by Lipper to identify the   written evaluation of the Fund's Senior      levels of fee waivers/expense limitations
Fund's peers. The Board noted that the       Officer (discussed below) only considered    for the Fund were fair and reasonable.
Fund's performance was comparable to the     Fund performance through the most recent
median performance of its peers for the      calendar year, the Board also reviewed          After taking account of the Fund's
one, three and five year periods. The        more recent Fund performance and this        contractual advisory fee rate, as well as
Board noted that the Fund's performance      review did not change their conclusions.     the comparative advisory fee information
was comparable to the performance of the                                                  and the expense limitation discussed
Index for the one, three and five year       TREASURY PORTFOLIO                           above, the Board concluded that the Fund's
periods. The Board also considered the                                                    advisory fees were fair and reasonable.
steps AIM has taken over the last several    The Board compared the Fund's performance
years to improve the quality and             during the past one, three and five          GOVERNMENT TAXADVANTAGE PORTFOLIO
efficiency of the services that AIM          calendar years to the performance of funds
provides to the AIM Funds. The Board         in the Fund's Lipper peer group that are        The Board compared the Fund's
concluded that AIM continues to be           not managed by AIM, and against the          contractual advisory fee rate to the
responsive to the Board's focus on fund      performance of all funds in the Lipper       contractual advisory fee rates of funds in
performance. Although the independent        Institutional U.S. Treasury Money Market     the Fund's Lipper peer group that are not
written evaluation of the Fund's Senior      Funds Index. The Board also reviewed the     managed by AIM, at a common asset level
Officer (discussed below) only considered    methodology used by Lipper to identify the   and as of the end of the past calendar
Fund performance through the most recent     Fund's peers. The Board noted that the       year. The Board noted that the Fund's
calendar year, the Board also reviewed       Fund's performance was comparable to the     advisory fee rate was below the median
more recent Fund performance and this        median performance of its peers for the      advisory fee rate of its peers. The Board
review did not change their conclusions.     one, three and five year periods. The        also reviewed the methodology used by
                                             Board noted that the Fund's performance      Lipper and noted that the contractual fee
LIQUID ASSETS PORTFOLIO                      was above the performance of the Index for   rates shown by Lipper include any
                                             the one and three year periods, and above    applicable long-term contractual fee
The Board compared the Fund's performance    such Index for the five year period. The     waivers. The Board also compared the
during the past one, three and five          Board also considered the steps AIM has      Fund's contractual advisory fee rate to
calendar years to the performance of funds   taken over the last several years to         the contractual advisory fee rates of
in the Fund's Lipper peer group that are     improve the quality and efficiency of the    other clients of AIM and its affiliates
not managed by AIM, and against the          services that AIM provides to the AIM        with investment strategies comparable to
performance of all funds in the Lipper       Funds. The Board concluded that AIM          those of the Fund, including one mutual
Institutional Money Market Funds Index.      continues to be responsive to the Board's    fund advised by AIM. The Board noted that
The Board also reviewed the methodology      focus on fund performance. Although the      the Fund's rate was above the rate for the
used by Lipper to identify the Fund's        independent written evaluation of the        mutual fund.
peers. The Board noted that the Fund's       Fund's Senior Officer (discussed below)
performance was comparable to the median     only considered Fund performance through        The Board noted that AIM has
performance of its peers for the one,        the most recent calendar year, the Board     contractually agreed to waive fees and/or
three and five year periods. The Board       also reviewed more recent Fund performance   limit expenses of the Fund through at
noted that the Fund's performance was        and this review did not change their         least June 30, 2008 in an amount necessary
comparable to the performance of the Index   conclusions.                                 to limit total annual operating expenses
for the one, three and five year periods.                                                 to a specified percentage of average daily
The Board also considered the steps AIM      C. ADVISORY FEES AND FEE WAIVERS             net assets for each class of the Fund. The
has taken over the last several years to                                                  Board considered the contractual nature of
improve the quality and efficiency of the    GOVERNMENT & AGENCY PORTFOLIO                this fee waiver and noted that it remains
services that AIM provides to the AIM                                                     in effect until at least June 30, 2008.
Funds. The Board concluded that AIM          The Board compared the Fund's contractual    The Board reviewed the Fund's effective
continues to be responsive to the Board's    advisory fee rate to the contractual         advisory fee rate, after taking account of
focus on fund performance. Although the      advisory fee rates of funds in the Fund's    this expense limitation, and considered
independent written evaluation of the        Lipper peer group that are not managed by    the effect this expense limitation would
Fund's Senior Officer (discussed below)      AIM, at a common asset level and as of the   have on the Fund's estimated total
only considered Fund performance through     end of the past calendar year. The Board     expenses. The Board concluded that the
the most recent calendar year, the Board     noted that the Fund's advisory fee rate      levels of fee waivers/expense limitations
also reviewed more recent Fund performance   was below the median advisory fee rate of    for the Fund were fair and reasonable.
and this review did not change their         its peers. The Board also reviewed the
conclusions.                                 methodology used by Lipper and noted that       After taking account of the Fund's
                                             the contractual fee rates shown by Lipper    contractual advisory fee rate, as well as
STIC PRIME PORTFOLIO                         include any applicable long-term             the comparative advisory fee information
                                             contractual fee waivers. The Board also      and the expense limitation discussed
The Board compared the Fund's performance    compared the Fund's contractual advisory     above, the Board concluded that the Fund's
during the past one, three and five          fee rate to the contractual advisory fee     advisory fees were fair and reasonable.
calendar years to the per-                   rates of other clients of AIM and its
                                             affiliates with investment

                                                                                                                         (continued)


Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO                      necessary to limit total annual operating    include any breakpoints. The Board
                                             expenses to a specified percentage of        considered whether it would be appropriate
The Board compared the Fund's contractual    average daily net assets for each class of   to add advisory fee breakpoints for each
advisory fee rate to the contractual         the Fund. The Board considered the           Fund or whether, due to the nature of each
advisory fee rates of funds in the Fund's    contractual nature of this fee waiver and    Fund and the advisory fee structures of
Lipper peer group that are not managed by    noted that it remains in effect until at     comparable funds, it was reasonable to
AIM, at a common asset level and as of the   least June 30, 2008. The Board reviewed      structure the advisory fee without
end of the past calendar year. The Board     the Fund's effective advisory fee rate,      breakpoints. Based on this review, the
noted that the Fund's advisory fee rate      after taking account of this expense         Board concluded that it was not necessary
was below the median advisory fee rate of    limitation, and considered the effect this   to add breakpoints to the Funds' advisory
its peers. The Board also reviewed the       expense limitation would have on the         fee schedule. Based on this information,
methodology used by Lipper and noted that    Fund's estimated total expenses. The Board   the Board concluded that, absent
the contractual fee rates shown by Lipper    concluded that the levels of fee waivers/    breakpoints, each Fund's contractual
include any applicable long-term             expense limitations for the Fund were fair   advisory fees remain constant and do not
contractual fee waivers. The Board also      and reasonable.                              reflect economies of scale. The Board also
compared the Fund's contractual advisory                                                  noted that each Fund shares directly in
fee rate to the contractual advisory fee        After taking account of the Fund's        economies of scale through lower fees
rates of other clients of AIM and its        contractual advisory fee rate, as well as    charged by third party service providers
affiliates with investment strategies        the comparative advisory fee information     based on the combined size of all of the
comparable to those of the Fund, including   and the expense limitation discussed         AIM Funds and affiliates.
one mutual fund advised by AIM and two       above, the Board concluded that the Fund's
private funds sub-advised by an AIM          advisory fees were fair and reasonable.      GOVERNMENT TAXADVANTAGE PORTFOLIO
affiliate. The Board noted that the Fund's
rate was: (i) the same as the rate for the   TREASURY PORTFOLIO                           The Board considered the extent to which
mutual fund; and (ii) above the rates for                                                 there are economies of scale in AIM's
the two private funds.                       The Board compared the Fund's contractual    provision of advisory services to the
                                             advisory fee rate to the contractual         Fund. The Board also considered whether
   The Board noted that AIM has              advisory fee rates of funds in the Fund's    the Fund benefits from such economies of
contractually agreed to waive fees and/or    Lipper peer group that are not managed by    scale through contractual breakpoints in
limit expenses of the Fund through at        AIM, at a common asset level and as of the   the Fund's advisory fee schedule or
least June 30, 2008 in an amount necessary   end of the past calendar year. The Board     through advisory fee waivers or expense
to limit total annual operating expenses     noted that the Fund's advisory fee rate      limitations. The Board noted that the
to a specified percentage of average daily   was below the median advisory fee rate of    Fund's contractual advisory fee schedule
net assets for each class of the Fund. The   its peers. The Board also reviewed the       includes two breakpoints and that the
Board considered the contractual nature of   methodology used by Lipper and noted that    level of the Fund's advisory fees, as a
this fee waiver and noted that it remains    the contractual fee rates shown by Lipper    percentage of the Fund's net assets, has
in effect until at least June 30, 2008.      include any applicable long-term             decreased as net assets increased because
The Board reviewed the Fund's effective      contractual fee waivers. The Board noted     of the breakpoints. Based on this
advisory fee rate, after taking account of   that AIM does not serve as an advisor to     information, the Board concluded that the
this expense limitation, and considered      other mutual funds or other clients with     Fund's advisory fees appropriately reflect
the effect this expense limitation would     investment strategies comparable to those    economies of scale at current asset
have on the Fund's estimated total           of the Fund.                                 levels. The Board also noted that the Fund
expenses. The Board concluded that the                                                    shares directly in economies of scale
levels of fee waivers/expense limitations       The Board noted that AIM has              through lower fees charged by third party
for the Fund were fair and reasonable.       contractually agreed to waive fees and/or    service providers based on the combined
                                             limit expenses of the Fund through at        size of all of the AIM Funds and
   After taking account of the Fund's        least June 30, 2008 in an amount necessary   affiliates.
contractual advisory fee rate, as well as    to limit total annual operating expenses
the comparative advisory fee information     to a specified percentage of average daily   E. PROFITABILITY AND FINANCIAL RESOURCES
and the expense limitation discussed         net assets for each class of the Fund. The      OF AIM
above, the Board concluded that the Fund's   Board considered the contractual nature of
advisory fees were fair and reasonable.      this fee waiver and noted that it remains    The Board reviewed information from AIM
                                             in effect until at least June 30, 2008.      concerning the costs of the advisory and
STIC PRIME PORTFOLIO                         The Board reviewed the Fund's effective      other services that AIM and its affiliates
                                             advisory fee rate, after taking account of   provide to each Fund and the profitability
The Board compared the Fund's contractual    this expense limitation, and considered      of AIM and its affiliates in providing
advisory fee rate to the contractual         the effect this expense limitation would     these services. The Board also reviewed
advisory fee rates of funds in the Fund's    have on the Fund's estimated total           information concerning the financial
Lipper peer group that are not managed by    expenses. The Board concluded that the       condition of AIM and its affiliates. The
AIM, at a common asset level and as of the   levels of fee waivers/expense limitations    Board also reviewed with AIM the
end of the past calendar year. The Board     for the Fund were fair and reasonable.       methodology used to prepare the
noted that the Fund's advisory fee rate                                                   profitability information. The Board
was comparable to the median advisory fee       After taking account of the Fund's        considered the overall profitability of
rate of its peers. The Board also reviewed   contractual advisory fee rate, as well as    AIM, as well as the profitability of AIM
the methodology used by Lipper and noted     the comparative advisory fee information     in connection with managing each Fund. The
that the contractual fee rates shown by      and the expense limitation discussed         Board noted that AIM continues to operate
Lipper include any applicable long-term      above, the Board concluded that the Fund's   at a net profit, although increased
contractual fee waivers. The Board also      advisory fees were fair and reasonable.      expenses in recent years have reduced the
compared the Fund's contractual advisory                                                  profitability of AIM and its affiliates.
fee rate to the contractual advisory fee     D. ECONOMIES OF SCALE AND BREAKPOINTS        The Board concluded that each Fund's
rates of other clients of AIM and its                                                     advisory fees were fair and reasonable,
affiliates with investment strategies        GOVERNMENT & AGENCY PORTFOLIO, LIQUID        and that the level of profits realized by
comparable to those of the Fund, including   ASSETS PORTFOLIO, STIC PRIME PORTFOLIO AND   AIM and its affiliates from providing
one mutual fund advised by AIM and two       TREASURY PORTFOLIO                           services to each Fund was not excessive in
private funds sub-advised by an AIM                                                       light of the nature, quality and extent of
affiliate. The Board noted that the Fund's   The Board considered the extent to which     the services provided. The Board
rate was: (i) the same as the rate for the   there are economies of scale in AIM's        considered whether AIM is financially
mutual fund; and (ii) above the rates for    provision of advisory services to each       sound and has the resources necessary to
the two private funds.                       Fund. The Board also considered whether      perform its obligations under the Funds'
                                             each Fund benefits from such economies of    advisory agreement, and concluded that AIM
   The Board noted that AIM has              scale through contractual breakpoints in     has the financial resources necessary to
contractually agreed to waive fees and/or    the Fund's advisory fee schedule or          fulfill these obligations.
limit expenses of the Fund through at        through advisory fee waivers or expense
least June 30, 2008 in an amount             limitations. The Board noted that the
                                             Funds' contractual advisory fee schedules
                                             do not

                                                                                                                         (continued)


Short-Term Investments Trust

F. INDEPENDENT WRITTEN EVALUATION OF THE
   FUNDS' SENIOR OFFICER

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. COLLATERAL BENEFITS TO AIM AND ITS
   AFFILIATES

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to each Fund.

   The Board considered the benefits
realized by AIM as a result of portfolio brokerage transactions executed through
"soft dollar" arrangements. Under these
arrangements, portfolio brokerage
commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM's expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for each Fund and may therefore benefit Fund shareholders. The
Board concluded that AIM's soft dollar
arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

Short-Term Investments Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

    Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:


FEDERAL AND STATE INCOME TAX

                                                  LONG TERM                               CORPORATE DIVIDENDS
                                                   CAPITAL          QUALIFIED DIVIDEND         RECEIVED           U.S. TREASURY
                                              GAIN DISTRIBUTIONS         INCOME*              DEDUCTION*           OBLIGATIONS*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                --                 0.00%                  0.00%                 0.02%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                   --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                     --                 0.00%                  0.00%                 0.20%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                          --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                      --                 0.00%                  0.00%                   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                 QUALIFIED        QUALIFIED INTEREST
                                                              SHORT-TERM GAINS         INCOME**
----------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                --               43.39%
----------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   --               76.40%
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                $12,772                 100%
----------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                          --                 100%
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 $   199                 100%
____________________________________________________________________________________________________
====================================================================================================

** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                             NOVEMBER 30, 2006       FEBRUARY 28, 2007       MAY 31, 2007       AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                              100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                 100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                   100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                        100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  99.98%                  99.99%               99.98%               99.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Short-Term Investments Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and Executive                      President, A I M Management Group Inc.
  Vice President                             (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1980       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1981       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Short-Term Investments Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1989       Head of INVESCO's World Wide Fixed        N/A
  President and Principal                    Income and Cash Management Group;
  Executive Officer                          Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Funds from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com   STIT-AR-7   Fund Management Company

                                                                  RESOURCE CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2007
                                                                   ANNUAL REPORT

   Unless otherwise stated, information presented in this report is as of August
                                     31, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

ANNUAL

Inside This Report

Letters to Shareholders ..................    2
Fund Data ................................    4
Fund Objectives and Strategies ...........    4
Fund Composition by Maturity .............    5
Schedule of Investments ..................    6
Financial Statements .....................   31
Notes to Financial Statements ............   37
Financial Highlights .....................   47
Auditor's Report .........................   51
Fund Expenses ............................   52
Approval of Advisory Agreement ...........   53
Tax Information ..........................   57
Trustees and Officers ....................   58


                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             It is a pleasure to provide you with this annual report on the performance of the
                                             Resource Class of AIM Short-Term Investments Trust, part of AIM Cash Management, for
     [KELLEY                                 the fiscal year ended August 31, 2007. Thank you for investing with us.
      PHOTO]
                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                                Each Portfolio continues to maintain the highest credit quality rating given by the
Karen Dunn Kelley                            three most widely known Nationally Recognized Statistical Rating Organizations: AAAm
                                             from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

                                             Market conditions affecting money market funds

                                             During the fiscal year covered by this report:

                                             o  The U.S. economy continued to expand, although somewhat unevenly. Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of 2006 and the first quarter of 2007, respectively.(1) GDP grew at an annualized rate of 3.8%
                                                in the second quarter of 2007.(1)

                                             o  One widely followed gauge of inflation, the Consumer Price Index, rose 2.1%(2)
                                                excluding food and energy, near the top end of the U.S. Federal Reserve Board's (the
                                                Fed) assumed "comfort zone" for inflation.(3)

                                                After raising the federal funds target rate at 17 consecutive meetings from June
                                             2004 to June 2006, the Fed kept this key interest rate unchanged at 5.25% throughout the fiscal year. In a statement following its early August meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over coming quarters.(4) It repeated its belief that while inflation has moderated somewhat in recent months, it remains the central bank's predominant policy concern.(4)

                                                Late in the fiscal year, investors grew increasingly concerned about problems in the subprime mortgage market and became less willing to invest in more speculative corporate bonds. Market watchers feared this heightened risk aversion might reduce the availability of credit and increase borrowing costs for individuals and corporations.
                                             When consumers and companies can't borrow money easily, the economy tends to slow.

                                                While these concerns increased market volatility, our portfolio of high-quality investments and our relatively short weighted average maturity mitigated the effects of this volatility on Fund performance.

                                             In conclusion

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,


                                             /S/ KAREN DUNN KELLEY

                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             October 17, 2007

                                             Sources: (1) Bureau of Economic Analysis; (2) Bureau of Labor Statistics;
                                             (3) BusinessWeek; (4) U.S. Federal Reserve Board

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust



                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
     [CROCKETT                               reduced shareholder costs, and high ethical standards.
       PHOTO]
                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO
                                             PLC, the parent company of AIM Investments --REGISTERED TRADEMARK-- (AIM), and Phil
Bruce L. Crockett                            Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than
                                             30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO's Worldwide Fixed Income. She continues in her role as Director of
                                             AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM's cash management organization grew to one of the world's largest and most respected money managers in the industry, while providing top-tier performance.

                                                The AIM and INVESCO fixed income operations, combined under Karen's leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of August 31, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

                                                In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab, then select the "Investment Advisory Agreement Renewals" link.

                                                Your Board looks forward to keeping you informed about the governance of your funds.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Trustees

                                             October 17, 2007

                                             INVESCO Worldwide manages a broad array of investment strategies around the world.
                                             INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.),
                                             Inc. and INVESCO Global Asset Management (N.A.), Inc.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc., A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities.
                                             Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash
                                             Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

Short-Term Investments Trust

====================================================================================================================================
FUND DATA

RESOURCE CLASS DATA AS OF 8/31/07

FUND                                             YIELDS                 WEIGHTED AVERAGE MATURITY          TOTAL NET ASSETS

                                                                         Range During
                                            7-Day     Monthly              Reporting    At Fiscal
                                          SEC Yield    Yield                Period      Year-End

Liquid Assets                               5.14%      5.08%              29-59 days     32 days            $  1.12 billion
STIC Prime                                  5.16       5.13               11-21 days     20 days             570.22 million
Treasury                                    4.61       4.42                9-52 days     37 days             375.74 million
Government & Agency                         4.95       4.93               21-47 days     32 days             297.56 million
Government TaxAdvantage                     4.80       4.81               14-43 days     36 days              53.22 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the 7-day SEC yield would have been 5.08%, 5.05%, 4.49%, 4.87% and 4.51% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government
TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

====================================================================================================================================

====================================================================================================================================

Fund Objectives and Strategies

Liquid Assets Portfolio                                       Government & Agency Portfolio

Liquid Assets Portfolio seeks to provide as high a level of   Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of      consistent with the preservation of capital and the maintenance of
capital and liquidity.                                        liquidity.

     The Fund invests primarily in short-term money market         The Fund invests in direct obligations of the U.S. Treasury and
instruments that blend top-tier, high quality U.S.            other securities issued or guaranteed as to payment of principal and
dollar-denominated obligations, which include commercial      interest by the U.S. government or by its agencies or
paper, certificates of deposit, master and promissory         instrumentalities, as well as repurchase agreements secured by such
notes, municipal securities and repurchase agreements.        obligations. Securities purchased by the portfolio have maturities of
                                                              397 days or less.
STIC Prime Portfolio
                                                              Government TaxAdvantage Portfolio
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the           Government TaxAdvantage Portfolio seeks to maximize current income
maintenance of liquidity.                                     consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S.
dollar-denominated commercial paper and other commercial           The Fund may invest in direct obligations of the U.S. Treasury
instruments with maturities of 60 days or less, including     and in U.S. government agency securities with maturities of 397 days
certificates of deposit, repurchase agreements and master     or less. This is intended to provide shareholders with dividends
notes.                                                        exempt from state and local income taxes in some jurisdictions.
                                                              Investors residing in states with state income tax may find it more
Treasury Portfolio                                            profitable to invest in this Fund than in a fund not designed to comply with state tax considerations. This does not constitute tax
Treasury Portfolio seeks to maximize current income           advice. Please consult your tax advisor for your particular situation.
consistent with the preservation of capital and the
maintenance of liquidity.

     The Fund invests in direct obligations of the U.S.
Treasury and repurchase agreements backed by Treasury obligations. Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

===========================================================================      ===================================================
FUND COMPOSITION BY MATURITY                                                     FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/07                                                           IN DAYS, AS OF 8/31/07

                    LIQUID                      GOVERNMENT      GOVERNMENT       STIC PRIME PORTFOLIO
                    ASSETS        TREASURY       & AGENCY      TAXADVANTAGE
                  PORTFOLIO*     PORTFOLIO     PORTFOLIO**     PORTFOLIO**         1-7              40.3%
                                                                                  8-14              12.2
1-7                  42.9%         80.0%          80.1%            59.7%         15-21              10.7
8-30                 22.9           0.0            4.3             11.2          22-28               8.1
31-90                28.2           0.0            3.2             16.0          29-35               6.9
91-180                4.2          14.1            5.0             11.2          36-42               5.1
181+                  1.8           5.9            7.4              1.9          43-60              16.7
===========================================================================      ===================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to income or interest income withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2007


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-46.44%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-1.46%

Amstel Funding Corp. (Acquired 08/10/07; Cost
  $151,978,749)
  5.75%(b)(c)                                  09/13/07   $    152,735   $   152,442,258
----------------------------------------------------------------------------------------
Atlantis One Funding Corp. (Acquired
  07/31/07; Cost $115,346,362)
  5.26%(b)(c)                                  10/31/07        116,918       115,893,019
----------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Acquired 08/15/07; Cost $86,322,575)
  5.66%(b)                                     11/05/07         87,450        86,556,310
========================================================================================
                                                                             354,891,587
========================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.88%

Old Line Funding, LLC (Acquired 08/06/07;
  Cost $89,492,700)
  5.34%(b)                                     09/13/07         90,000        89,839,800
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $123,720,625)
  5.34%(b)                                     10/15/07        125,000       124,184,167
========================================================================================
                                                                             214,023,967
========================================================================================

ASSET-BACKED SECURITIES- FULLY BACKED-1.43%

Curzon Funding Ltd./LLC (CEP-American
  Insurance Group, Inc.)
  (Acquired 07/31/07; Cost $98,626,556)
  5.26%(b)                                     11/02/07        100,000        99,094,111
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $98,582,722)
  5.26%(b)                                     11/05/07        100,000        99,050,278
----------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $47,852,167)
  5.26%(b)                                     11/06/07        150,000       148,553,500
========================================================================================
                                                                             346,697,889
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-10.90%

Concord Minutemen Capital Co., LLC- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 04/18/07; Cost $50,007,916)
  5.19%(b)                                     10/18/07   $     51,363   $    51,014,973
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $48,887,778)
  5.20%(b)                                     09/14/07         50,000        49,906,111
----------------------------------------------------------------------------------------
  (Acquired 06/18/07; Cost $59,323,598)
  5.26%(b)                                     09/17/07         60,123        59,982,446
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/21/07; Cost $96,270,139)
  5.13%(b)                                     02/07/08        100,000        97,736,458
----------------------------------------------------------------------------------------
  (Acquired 04/04/07; Cost $194,769,250)
  5.15%(b)                                     10/04/07        200,000       199,056,750
----------------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $116,874,733)
  5.18%(b)                                     10/10/07        120,000       119,326,600
----------------------------------------------------------------------------------------
Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 03/16/07; Cost $121,704,687)
  5.13%(b)                                     09/17/07        125,000       124,715,000
----------------------------------------------------------------------------------------
  (Acquired 03/16/07; Cost $150,901,865)
  5.15%(b)                                     09/17/07        155,000       154,645,567
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $211,989,045)
  5.48%(b)                                     11/13/07        215,000       212,610,872
----------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/17/07; Cost $78,962,601)
  5.16%(b)                                     12/03/07         81,293        80,209,364
----------------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $116,816,800)
  5.19%(b)                                     10/17/07        120,000       119,204,200
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
  (Acquired 08/01/07; Cost $123,243,333)
  5.27%(b)                                     11/05/07   $    125,000   $   123,810,590
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,795,056)
  5.29%(b)                                     10/24/07        100,000        99,221,194
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $174,146,583)
  5.32%(b)                                     09/04/07        175,000       174,922,417
----------------------------------------------------------------------------------------
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)
  (Acquired 07/10/07; Cost $31,017,193)
  5.25%(b)                                     10/10/07         31,439        31,260,191
----------------------------------------------------------------------------------------
  (Acquired 07/09/07; Cost $149,161,691)
  5.26%(b)                                     10/10/07        119,772       119,089,499
----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
  of America, N.A.)
  (Acquired 08/06/07; Cost $99,525,333)
  5.34%(b)                                     09/07/07        100,000        99,911,000
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $81,832,356)
  6.00%(b)                                     09/10/07         82,161        82,037,759
----------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 05/02/07; Cost $145,395,417)
  5.14%(b)(c)                                  12/04/07        150,000       147,986,833
----------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)
  (Acquired 07/24/07; Cost $146,433,517)
  5.28%(b)                                     09/05/07        147,362       147,275,629
----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank, N.A.)
  (Acquired 07/13/07; Cost $99,212,500)
  5.25%(b)                                     09/05/07        100,000        99,941,667
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $149,033,125)
  5.95%(b)                                     09/25/07        150,000       149,405,000
========================================================================================
                                                                           2,642,491,314
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-0.69%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 07/19/07; Cost $32,630,398)
  5.26%(b)                                     10/19/07   $     33,075   $    32,843,034
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $132,709,133)
  5.61%(b)                                     11/16/07        134,682       133,086,916
========================================================================================
                                                                             165,929,950
========================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-14.67%

Amsterdam Funding Corp.
  (Acquired 08/03/07; Cost $114,420,017)
  5.34%(b)                                     09/06/07        115,000       114,914,708
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $198,977,778)
  5.75%(b)                                     09/14/07        200,000       199,584,722
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $49,731,875)
  5.85%(b)                                     09/17/07         50,000        49,870,000
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/03/07; Cost $179,822,177)
  5.32%(b)                                     09/17/07        181,026       180,597,974
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $105,004,530)
  5.36%(b)                                     09/10/07        105,523       105,381,599
----------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $52,855,184)
  5.26%(b)                                     09/06/07         53,252        53,213,096
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $74,589,146)
  5.33%(b)                                     09/12/07         75,000        74,877,854
----------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $99,416,667)
  6.00%(b)                                     09/20/07        100,000        99,683,333
----------------------------------------------------------------------------------------
Chariot Funding, LLC/Ltd.
  (Acquired 08/03/07; Cost $101,016,799)
  5.31%(b)                                     09/27/07        101,843       101,452,432
----------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $198,930,000)
  5.35%(b)                                     09/11/07        200,000       199,703,333
----------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $99,582,333)
  5.37%(b)                                     09/04/07        100,000        99,955,250
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/03/07; Cost $98,537,500)
  5.27%(b)                                     10/11/07   $    100,000   $    99,415,000
----------------------------------------------------------------------------------------
  (Acquired 07/13/07; Cost $123,977,222)
  5.26%(b)                                     09/07/07        125,000       124,890,417
----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  (Acquired 08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07         50,000        49,896,181
----------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/25/07; Cost $49,655,660)
  5.28%(b)                                     09/10/07         50,000        49,934,062
----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  (Acquired 06/18/07; Cost $37,073,425)
  5.26%(b)                                     09/17/07         37,573        37,485,163
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $198,701,667)
  5.70%(b)                                     09/24/07        200,000       199,271,667
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $99,287,500)
  5.70%(b)                                     09/28/07        100,000        99,572,500
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/06/07; Cost $99,157,667)
  5.32%(b)                                     10/02/07        100,000        99,541,889
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $197,340,000)
  5.32%(b)                                     11/06/07        200,000       198,049,333
----------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  (Acquired 07/09/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/09/07        100,000        99,444,778
----------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $158,604,029)
  5.36%(b)(c)                                  09/05/07        159,268       159,173,147
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $74,724,479)
  5.75%(b)(c)                                  09/06/07         75,000        74,940,104
----------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/03/07; Cost $111,968,500)
  5.32%(b)                                     09/04/07        112,500       112,450,172
----------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $268,672,425)
  5.71%(b)                                     09/14/07        270,000       269,443,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp.
  (Acquired 08/03/07; Cost $48,703,393)
  5.32%(b)                                     09/13/07   $     49,000   $    48,913,188
----------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $32,839,070)
  5.32%(b)                                     09/05/07         33,000        32,980,493
----------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $149,113,542)
  5.75%(b)                                     09/19/07        150,000       149,568,750
----------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $199,065,556)
  5.80%(b)                                     09/11/07        200,000       199,677,778
----------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $74,552,917)
  5.80%(b)                                     09/21/07         75,000        74,758,333
----------------------------------------------------------------------------------------
  (Acquired 08/17/07; Cost $99,483,333)
  6.00%(b)                                     09/17/07        100,000        99,733,333
========================================================================================
                                                                           3,558,373,864
========================================================================================

ASSET-BACKED SECURITIES- SECURITIES-10.48%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $9,867,039)
  5.26%(b)                                     10/30/07         10,000         9,913,794
----------------------------------------------------------------------------------------
  (Acquired 06/19/07; Cost $74,001,844)
  5.27%(b)                                     09/18/07         75,000        74,813,531
----------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
  (Acquired 06/20/07; Cost $98,598,667)
  5.26%(b)(c)                                  09/24/07        100,000        99,664,264
----------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd./LLC
  (Acquired 08/02/07; Cost $246,629,861)
  5.28%(b)(c)                                  11/02/07        250,000       247,728,819
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $248,728,125)
  5.55%(b)(c)                                  09/11/07        250,000       249,614,583
----------------------------------------------------------------------------------------
Dorada Finance Inc.
  (Acquired 08/09/07; Cost $147,764,250)
  5.42%(b)(c)                                  11/16/07        150,000       148,283,667
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Five Finance Inc.
  (Acquired 06/20/07; Cost $59,132,100)
  5.26%(b)(c)                                  09/27/07   $     60,000   $    59,772,067
----------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $24,646,017)
  5.26%(b)(c)                                  10/30/07         25,000        24,784,691
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $172,545,333)
  5.26%(b)(c)                                  11/05/07        175,000       173,337,986
----------------------------------------------------------------------------------------
  (Acquired 08/02/07; Cost $98,552,125)
  5.27%(b)(c)                                  11/09/07        100,000        98,990,875
----------------------------------------------------------------------------------------
Galaxy Funding Inc.
  (Acquired 08/01/07; Cost $49,327,889)
  5.26%(b)                                     11/01/07         50,000        49,554,361
----------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
  (Acquired 03/16/07; Cost $90,649,735)
  5.14%(b)(c)                                  09/12/07         93,000        92,853,938
----------------------------------------------------------------------------------------
  (Acquired 04/10/07; Cost $97,441,250)
  5.18%(b)(c)                                  10/05/07        100,000        99,511,250
----------------------------------------------------------------------------------------
  (Acquired 05/22/07; Cost $72,102,866)
  5.19%(b)(c)                                  11/16/07         74,000        73,189,988
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $19,838,361)
  5.29%(b)(c)                                  09/25/07         20,000        19,929,467
----------------------------------------------------------------------------------------
Newport Funding Corp.
  (Acquired 07/12/07; Cost $99,121,667)
  5.27%(b)                                     09/10/07        100,000        99,868,250
----------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,000,896)
  5.27%(b)                                     10/31/07         75,000        74,341,250
----------------------------------------------------------------------------------------
Perry Global Funding, Ltd./LLC
  (Acquired 04/24/07; Cost $97,765,417)
  5.19%(b)                                     09/26/07        100,000        99,639,583
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $72,437,021)
  5.19%(b)                                     11/14/07         74,455        73,660,689
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITIES-(CONTINUED)

Sigma Finance Inc.
  (Acquired 04/05/07; Cost $97,387,167)
  5.14%(b)(c)                                  10/05/07   $    100,000   $    99,514,556
----------------------------------------------------------------------------------------
  (Acquired 05/10/07; Cost $48,767,612)
  5.19%(b)(c)                                  11/01/07         50,000        49,560,376
----------------------------------------------------------------------------------------
  (Acquired 07/12/07; Cost $73,895,312)
  5.25%(b)(c)                                  10/25/07         75,000        74,409,375
----------------------------------------------------------------------------------------
  (Acquired 07/10/07; Cost $98,655,778)
  5.26%(b)(c)                                  10/10/07        100,000        99,430,167
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 07/10/07; Cost $49,329,167)
  5.25%(b)(c)                                  10/10/07         50,000        49,715,625
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (Acquired 08/03/07; Cost $99,541,889)
  5.32%(b)(c)                                  09/06/07        100,000        99,926,111
----------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $199,009,778)
  5.57%(b)(c)                                  09/14/07        200,000       199,597,722
========================================================================================
                                                                           2,541,606,985
========================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-0.56%

Ciesco, LLC
  (Acquired 07/13/07; Cost $74,419,208)
  5.26%(b)                                     09/04/07         75,000        74,967,125
----------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $24,810,056)
  5.26%(b)                                     09/07/07         25,000        24,978,083
----------------------------------------------------------------------------------------
  (Acquired 07/03/07; Cost $35,473,500)
  5.27%(b)                                     10/11/07         36,000        35,789,400
========================================================================================
                                                                             135,734,608
========================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.00%

PACCAR Financial Corp.
  5.22%                                        09/04/07            400           399,826
========================================================================================

CONSUMER FINANCE-0.41%

American Express Credit Corp.
  5.27%                                        10/17/07        100,000        99,326,611
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

DIVERSIFIED BANKS-3.57%

Bank of America Corp.
  5.40%                                        10/12/07   $    100,000   $    99,385,000
----------------------------------------------------------------------------------------
  5.40%                                        10/15/07         50,000        49,670,000
----------------------------------------------------------------------------------------
BNP Paribas Finance Inc.
  5.50%                                        09/13/07         13,000        12,976,167
----------------------------------------------------------------------------------------
  5.27%                                        09/14/07         18,000        17,965,778
----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.28%                                        11/06/07        150,000       148,548,000
----------------------------------------------------------------------------------------
  5.28%                                        11/26/07        200,000       197,477,333
----------------------------------------------------------------------------------------
Dexia Delaware LLC
  5.29%(c)                                     09/13/07         13,000        12,977,077
----------------------------------------------------------------------------------------
  5.39%(c)                                     09/24/07         50,000        49,827,819
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.41%(c)                                     11/26/07        100,000        98,708,806
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.39%(c)                                     09/13/07         19,900        19,864,246
----------------------------------------------------------------------------------------
Rabobank USA Financial Corp.
  5.47%(c)                                     09/06/07         38,000        37,971,131
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  5.30%(c)                                     09/21/07         18,000        17,947,050
----------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  5.25%(c)                                     09/04/07          4,000         3,998,250
----------------------------------------------------------------------------------------
  5.46%(c)                                     10/09/07        100,000        99,423,667
========================================================================================
                                                                             866,740,324
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.00%

General Electric Capital Corp.
  5.25%                                        10/18/07            100            99,315
========================================================================================

REGIONAL BANKS-1.39%

Bank of Ireland
  (Acquired 08/20/07; Cost $148,660,000)
  5.36%(b)(c)                                  10/19/07        150,000       148,928,000
----------------------------------------------------------------------------------------
Danske Corp.
  5.42%(c)                                     09/12/07         38,000        37,937,068
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 04/05/07; Cost $146,685,792)
  5.17%(b)(c)                                  09/10/07        150,000       149,806,313
========================================================================================
                                                                             336,671,381
========================================================================================
    Total Commercial Paper (Cost
      $11,262,987,621)                                                    11,262,987,621
========================================================================================

TIME DEPOSITS-10.66%

Danske Bank (United Kingdom)
  5.35%(c)(d)                                  09/04/07        115,000       115,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G. (Cayman Islands)
  5.13%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

TIME DEPOSITS-(CONTINUED)

Dexia Bank S.A. (Cayman Islands)
  5.22%(c)(d)                                  09/04/07   $    500,000   $   500,000,000
----------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  4.75%(c)(d)                                  09/04/07        370,026       370,026,632
----------------------------------------------------------------------------------------
LaSalle Bank N.A. (Cayman Islands)
  4.50%(c)(d)                                  09/04/07        300,000       300,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada (Cayman Islands)
  5.00%(c)(d)                                  09/04/07        500,000       500,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (Cayman Islands)
  4.88%(c)(d)                                  09/04/07        300,000       300,000,000
========================================================================================
    Total Time Deposits (Cost $2,585,026,632)                              2,585,026,632
========================================================================================

CERTIFICATES OF DEPOSIT-8.47%

Allied Irish Banks, PLC
  5.58%                                        12/04/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Bank of Ireland
  5.48%                                        10/12/07         75,000        74,999,859
----------------------------------------------------------------------------------------
Bank of Montreal
  5.49%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.48%                                        11/26/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.26%                                        05/19/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC, (United Kingdom)
  5.50%(c)                                     09/28/07        200,000       200,000,000
----------------------------------------------------------------------------------------
CALYON S.A.
  5.37%(e)                                     11/09/07        190,000       190,000,000
----------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.44%                                        09/24/07         50,000        50,000,000
----------------------------------------------------------------------------------------
Deutsche Bank A.G.
  5.40%                                        01/09/08         90,000        90,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  5.31%                                        02/19/08        150,000       150,003,422
----------------------------------------------------------------------------------------
  5.48%                                        09/28/07        100,000       100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.26%                                        04/11/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  5.26%                                        04/10/08        100,000       100,000,000
----------------------------------------------------------------------------------------
  5.30%                                        10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A.
  (United Kingdom)
  5.30%(c)                                     10/09/07        100,000       100,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Toronto Dominion Bank
  5.48%                                        11/23/07   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
  5.49%                                        10/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UBS A.G.
  5.47%                                        11/23/07        100,000       100,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  5.52%                                        11/28/07        100,000       100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,055,003,281)                                                      2,055,003,281
========================================================================================

MEDIUM-TERM NOTES-5.76%

Abbey National Treasury Services PLC (United
  Kingdom)
  (Acquired 08/31/07; Cost $149,976,855)
  5.54%(b)(c)(e)                               02/25/08        150,000       149,976,855
----------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate MTN
  (Acquired 05/16/07; Cost $75,004,725)
  5.33%(b)(e)                                  06/16/08         75,000        75,003,448
----------------------------------------------------------------------------------------
Allstate Life Global Funding Floating Rate
  MTN
  5.51%(e)                                     08/27/08         50,000        50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  5.40%(b)(e)                                  09/05/08        140,000       140,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/18/03-12/10/03; Cost
  $130,000,000)
  5.69%(b)(e)                                  09/15/08        130,000       130,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $100,000,000)
  5.35%(b)(c)(e)                               07/23/08        100,000       100,000,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
  5.75%                                        09/22/08         15,000        15,060,000
----------------------------------------------------------------------------------------
MBIA Global Funding, LLC
  (Acquired 06/05/07; Cost $100,023,607)
  5.35%(b)(e)                                  06/05/08        100,000       100,018,281
----------------------------------------------------------------------------------------
MetLife of Connecticut Institutional Funding
  Ltd.
  5.62%(e)                                     04/30/08        270,000       270,562,410
----------------------------------------------------------------------------------------
New York Life Funding
  (Acquired 08/31/07; Cost $75,172,275)
  5.81%(b)(e)                                  04/14/08         75,000        75,172,275
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-(CONTINUED)

Royal Bank of Canada Floating Rate Yankee MTN
  5.40%(c)(e)                                  08/08/08   $    100,000   $   100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  5.52%(b)(c)(e)                               08/20/08         60,000        60,000,000
----------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate MTN
  5.51%(c)(e)                                  09/12/08        100,000       100,000,000
----------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
  (Acquired 01/23/07; Cost $30,001,500)
  5.31%(b)(c)(e)                               08/05/08         30,000        30,001,316
========================================================================================
    Total Medium-Term Notes (Cost
      $1,395,794,585)                                                      1,395,794,585
========================================================================================

VARIABLE RATE DEMAND NOTES-5.43%(E)(F)

INSURED-0.62%(G)

Aerospace Corp.; Series 2006, Taxable Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.56%(d)                                     06/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P,
  Taxable Home Mortgage RB (INS-Financial
  Security Assurance Inc.)
  5.52%(d)                                     08/01/29         20,500        20,500,000
----------------------------------------------------------------------------------------
  Series 1998 T,
  Taxable Home Mortgage RB (INS-Ambac
  Assurance Corp.) 5.68%(d)                    08/01/29          7,780         7,780,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1998 B-I,
  Taxable Student Loan RB (INS-MBIA Insurance
  Corp.)
  5.45%(d)                                     09/01/34         11,200        11,200,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.45%(d)          09/01/34          2,000         2,000,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners II; Series 2001
  Tranche 1, Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 11/14/02; Cost $25,000,000)
  5.60%(b)(d)                                  09/01/36         25,000        25,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of) Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  ACES (INS-MBIA Insurance Corp.)
  5.50%(d)                                     11/01/15   $      3,400   $     3,400,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency;
  Series 2006 B, Taxable RB (INS-Financial
  Security Assurance Inc.)
  5.55%(d)                                     05/01/28          8,775         8,775,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority;
  Series 2005 A-5, Taxable Student Loan RB
  (INS-Ambac Assurance Corp.)
  5.70%(d)                                     09/01/35         13,990        13,990,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida;
  Series 2002, Refunding Special Obligation
  Taxable RB (INS-Ambac Assurance Corp.)
  5.60%(d)                                     07/01/32         13,940        13,940,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska; (Riverfront
  Redevelopment Project);
  Series 2002 B,
  Special Obligation Taxable RB (INS-Ambac
  Assurance Corp.)
  5.56%(d)                                     02/01/13          1,300         1,300,000
----------------------------------------------------------------------------------------
Omaha (City of), Nebraska;
  Series 2002 B,
  Special Tax Revenue
  Redevelopment Bonds
  (INS-Ambac Assurance Corp.)
  5.56%(d)                                     02/01/26         10,235        10,235,000
----------------------------------------------------------------------------------------
Orange (County of), California Board of
  Education (Esplanade Project);
  Series 2002, Taxable COP (INS-Financial
  Security Assurance Inc.)
  5.57%                                        06/01/32          6,700         6,700,000
========================================================================================
                                                                             149,820,000
========================================================================================

LETTER OF CREDIT ENHANCED-4.81%(H)

989 Market Street LLC; Series 2006,
  Incremental Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        03/01/26          7,600         7,600,000
----------------------------------------------------------------------------------------
A Mining Group LLC;
  Series 2006, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.83%(d)                                     06/01/29          2,885         2,885,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.59%(c)(d)                                  07/01/26   $      3,825   $     3,825,000
----------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical Center
  Hospital);
  Series 2006 B, Taxable IDR (LOC-Citizens
  Bank of Pennsylvania, N.A.)
  5.57%(d)                                     05/01/35          2,350         2,350,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project);
  Series 2002, RB, Taxable RB (LOC-Wells
  Fargo Bank, N.A.)
  5.64%(d)                                     08/01/25          1,800         1,800,000
----------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Floating Rate Notes
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     05/01/31         31,200        31,200,000
----------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     10/01/33         10,443        10,442,839
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board;
  Series 2006 A, Refunding Taxable IDR
  (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  07/01/26          5,640         5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
  Bonds (LOC-Citizens Bank of Pennsylvania,
  N.A.)
  5.72%(d)                                     02/01/15         12,900        12,900,000
----------------------------------------------------------------------------------------
Belk, Inc.;
  Series 1998, Taxable Bonds (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     07/01/08         12,880        12,880,472
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     09/01/30          2,430         2,430,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Biola University;
  Series 2004 A,
  Taxable RB (LOC-Allied Irish Banks PLC)
  5.60%(c)(d)                                  10/01/34   $     12,300   $    12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B,
  Taxable RB (LOC-BNP Paribas)
  5.60%(c)(d)                                  10/01/34         12,300        12,300,000
----------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.;
  Series 2006, Taxable Bonds (LOC-Comerica
  Bank)
  5.62%                                        06/01/22          3,100         3,100,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project);
  Series 2001 I, Taxable PCR (LOC-Wachovia
  Bank, N.A.)
  5.53%(d)                                     12/01/36         26,790        26,790,000
----------------------------------------------------------------------------------------
California (State of) Access to Loans for
  Learning Student Loan Corp.;
  Series 2001-II-A-5,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.60%(d)                                     07/01/36         43,400        43,400,000
----------------------------------------------------------------------------------------
  Series 2001-II-A-6,
  Taxable Student Loan Program RB (LOC-State
  Street Bank & Trust Co.)
  5.56%                                        07/01/36          2,900         2,900,000
----------------------------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Villas at Hamilton
  Apartments)
  Series 2001, H H-T Multi-Family Housing
  Taxable RB (LOC-Federal National Mortgage
  Association)
  5.56%(d)                                     01/15/35            620           620,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/25          1,275         1,275,000
----------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        07/01/25          8,140         8,140,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC (Pinnacle
  Financial Project);
  Series 2007, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.78%                                        02/01/32   $      7,270   $     7,270,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     12/02/19          7,493         7,493,000
----------------------------------------------------------------------------------------
  Series 2000 B,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     07/01/20          6,848         6,848,000
----------------------------------------------------------------------------------------
  Series 2000 C,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     09/01/20          6,170         6,170,000
----------------------------------------------------------------------------------------
  Series 2000 D,
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.60%(d)                                     05/01/26          6,400         6,400,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Series 1998-A,, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     11/01/28          4,035         4,035,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Taxable
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.60%(d)                                     07/01/20         11,100        11,100,000
----------------------------------------------------------------------------------------
Chestnut Partnership (The);
  Series 1999, Taxable RB (LOC-LaSalle Bank,
  N.A.)
  5.60%(d)                                     01/02/29         19,415        19,415,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments);
  Series 2006 A, Refunding Multi-Family
  Housing Taxable RB (LOC-Federal National
  Mortgage Association)
  5.50%(d)                                     05/15/36          8,970         8,970,000
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project);
  Series 2004 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.67%(d)                                     08/01/30          3,625         3,625,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Conair Corp.;
  Series 2002, Taxable Economic Development
  Bonds (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     09/01/12   $      6,595   $     6,595,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated Loan
  Program;
  Series 2003 B, PARTs (LOC-Wells Fargo Bank,
  N.A.)
  5.64%(d)                                     02/02/43            255           255,000
----------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County of),
  Virginia Regional Industrial Facility
  Authority (Crane Creek Project);
  Series 2005, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%                                        01/01/26          7,200         7,200,000
----------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront Reclamation
  and Casino Development Project);
  Series 1999 A, Taxable RB (LOC-Deutsche
  Bank A.G.)
  5.61%(c)(d)                                  05/01/09         41,830        41,830,000
----------------------------------------------------------------------------------------
Dome Corp.;
  Series 1991, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.72%                                        08/31/16          9,400         9,400,000
----------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     12/01/15          8,000         8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     07/01/30          5,825         5,825,000
----------------------------------------------------------------------------------------
Florida Christian College, Inc.;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     11/01/36          6,500         6,500,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%                                        01/01/25         10,420        10,420,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States;
  Series 2001 A, Taxable (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     03/01/33         17,330        17,330,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Series 2001,
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     03/01/31   $      8,249   $     8,249,000
----------------------------------------------------------------------------------------
  Taxable Floating Rate Notes (LOC-JPMorgan
  Chase Bank,
  N.A.)
  5.63%                                        03/01/31          8,500         8,500,000
----------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird, The
  Garvin School of International Management);
  Series 2005 B, Taxable Refunding RB
  (LOC-Bank of New York)
  5.60%(d)                                     07/01/35          6,300         6,300,000
----------------------------------------------------------------------------------------
Harvest Bible Chapel
  Series 2004, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     08/01/29         10,285        10,285,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe;
  Series 2005, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     06/01/25          6,120         6,120,000
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth Third
  Bank)
  5.60%(d)                                     05/15/31          6,825         6,825,000
----------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible Revenue
  RB (LOC-Fifth Third Bank)
  5.60%(d)                                     05/15/31          8,090         8,090,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission;
  Series 1997 B, Taxable Student Loan RB
  (LOC-JPMorgan Chase Bank, N.A.)
  5.45%(d)                                     09/01/31          7,800         7,800,000
----------------------------------------------------------------------------------------
Iowa Finance Authority (Windsor on the River,
  LLC);
  Series 2007 B, Multifamily Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.58%(d)                                     05/01/42         24,000        24,000,000
----------------------------------------------------------------------------------------
JPV Capital LLC;
  Series 1999 A, Taxable Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  5.78%(d)                                     12/01/39            858           857,953
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Kordsa Inc.;
  Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.73%(d)                                     06/01/26   $      9,000   $     9,000,000
----------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
  Agency;
  Series 2005 B, Taxable TAN (LOC-Wells Fargo
  Bank, N.A.)
  5.64%(d)                                     06/01/20          1,185         1,185,000
----------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.;
  Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $157,350,000)
  5.60%(b)(d)                                  02/01/41        157,350       157,350,000
----------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority;
  Series 2007, Taxable COP (LOC-Wells Fargo
  Bank, N.A.)
  5.40%(d)                                     12/01/17          3,075         3,075,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC;
  Series 2003, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     02/01/18         55,200        55,200,000
----------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
  Development Authority (PennSummit Tubular
  LLC Project);
  Series 2006 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.71%                                        02/01/21          2,705         2,705,000
----------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC;
  Series 2006, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.51%(d)                                     07/01/35         22,000        22,000,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.);
  Series 2003 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.71%(d)                                     12/01/53          2,975         2,975,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.);
  Series 2001, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank)
  5.58%(d)                                     06/01/36         58,700        58,700,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B Taxable RB (LOC-Comerica
  Bank)
  5.62%(d)                                     01/01/35   $        750   $       750,000
----------------------------------------------------------------------------------------
  5.62%                                        01/01/35          8,625         8,625,000
----------------------------------------------------------------------------------------
Meharry Medical College;
  Series 2001, Unlimited Taxable GO (LOC-Bank
  of America, N.A.)
  5.60%(d)                                     08/01/16          8,965         8,965,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home Obligated Group);
  Series 2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  5.60%                                        11/01/28          7,695         7,695,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project);
  Series 2005, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.61%(d)                                     10/01/25         21,000        21,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) (Acquired 06/27/07; Cost
  $10,800,000)
  5.60%(b)(d)(e)                               08/01/20         10,800        10,800,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing, LLC Project);
  Series 2003, Taxable IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  5.51%(d)                                     12/01/27          7,330         7,330,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.)
  5.73%                                        06/01/15          9,555         9,555,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.);
  Series 2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     12/01/20          8,400         8,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Nashville (City of), & Davidson (County of)
  Tennessee Health and Educational Facilities
  Board (Weatherly Ridge Apartments Project);
  Series 2006 B, Multi-Family Housing Taxable
  RB (LOC-U.S. Bank N.A.)
  5.57%                                        12/01/41   $      1,900   $     1,900,000
----------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.61%                                        04/01/26          3,700         3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority Thermal Energy Facilities (Marina
  Energy LLC-2001 Project);
  Series B, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.57%(d)                                     09/01/21          7,700         7,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (66 West 38th Street);
  Series 2000 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33         17,700        17,700,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (Related-West 23rd Street);
  Series 2001 B, Taxable RB (LOC-Federal
  National Mortgage Association)
  5.50%(d)                                     05/15/33          8,000         8,000,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Series 2003 F, Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.59%(d)                                     09/15/07          1,600         1,600,000
----------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
  Authority;
  Series 2004 A, Taxable Refunding RB
  (LOC-Regions Bank)
  5.60%(d)                                     02/01/21         16,000        16,000,000
----------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     01/01/20          2,110         2,110,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project);
  Series 2005 B, Taxable IDR (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     05/01/27          3,270         3,270,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.78%(d)                                     07/01/14          2,900         2,900,000
----------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care Community,
  Inc.);
  Series 2006 C, Taxable RB (LOC-LaSalle
  Bank, N.A.)
  5.60%(d)                                     04/01/15          6,390         6,390,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Racetrac Capital, LLC;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-Regions Bank)
  5.59%(d)                                     09/01/20   $     16,600   $    16,600,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.;
  Series 2000, Taxable Floating Rate Bonds
  (LOC-LaSalle Bank, N.A.)
  5.61%(d)                                     01/01/15          2,495         2,495,000
----------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
  Authority (1995 Old Manchester Project);
  Series 1995 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.40%(d)                                     12/01/25          1,590         1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
  Series 2002, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.62%(d)                                     12/01/22          4,500         4,500,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     05/01/14         11,975        11,975,000
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A, Taxable RB (LOC-Bank of
  America, N.A.)
  5.61%(d)                                     06/01/18          1,200         1,200,000
----------------------------------------------------------------------------------------
  5.61%                                        06/01/18          4,000         4,000,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of Holland,
  LLC)
  Series 2005 A, Taxable RB (LOC-Federal Home
  Loan Bank of Indianapolis)
  5.71%(d)                                     07/01/40          4,135         4,135,000
----------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development, LLC)
  Series 2002 A, Taxable Floating Rate Notes
  (LOC-Comerica Bank)
  5.71%(d)                                     11/04/42          5,175         5,175,000
----------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Floating Rate Bonds
  (LOC-Bank of America, N.A.)
  5.60%(d)                                     10/01/35         19,500        19,500,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Santa Rosa (City of), California (Rancheria
  Tachi Yokut Tribe);
  Series 2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.)
  5.63%(d)                                     09/01/19   $     35,560   $    35,560,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design, Inc.;
  Series 2004, Taxable RB (LOC-Bank of
  America, N.A.)
  5.60%(d)                                     04/01/24         22,269        22,268,669
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
  Series 2003 D, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     07/01/54         10,000        10,000,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.61%(d)                                     11/01/52          9,730         9,730,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.71%(d)                                     10/01/53          5,660         5,660,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.;
  Series 2005, Taxable Floating Rate Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  5.63%(d)                                     10/01/35         17,800        17,800,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.);
  Series 2005 B, Taxable RB (LOC-Wachovia
  Bank, N.A.)
  5.78%(d)                                     09/01/17          1,175         1,175,000
----------------------------------------------------------------------------------------
United Fuels, LLC;
  Series 2006, Taxable RB (LOC-Fifth Third
  Bank)
  5.62%(d)                                     01/01/31          4,710         4,710,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation;
  Series 2001, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.78%(d)                                     07/01/26         13,705        13,705,000
----------------------------------------------------------------------------------------
Wake Forest University;
  Series 1997, Taxable RB (LOC-Wachovia Bank,
  N.A.)
  5.65%(d)                                     07/01/17          2,400         2,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Series 2004 A, Taxable Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.61%(d)                                     05/01/44         15,280        15,280,000
----------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health Project);
  Series 2005 D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.)
  5.63%(d)                                     07/01/25          1,900         1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Young Men's Christian Association of
  Hunterdon County New Jersey;
  Series 2004, Taxable Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.71%(d)                                     02/01/24   $      2,210   $     2,210,000
========================================================================================
                                                                           1,166,634,933
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,316,454,933)                                                      1,316,454,933
========================================================================================

ASSET-BACKED SECURITIES-2.84%

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-1.15%


RACERS Trust
  Series 2004-6-MM, Floating Rate Notes
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,103,007)
  5.55%(b)(e)                                  01/22/08        279,000       279,000,000
========================================================================================


ASSET-BACKED SECURITIES- SECURITIES-0.39%


Sigma Finance Inc.
  (Acquired 11/28/06; Cost $95,000,000)
  5.28%(b)(c)                                  12/03/07         95,000        95,000,000
========================================================================================


ASSET-BACKED SECURITIES-
  FULLY SUPPORTED MONOLINE-0.27%


Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM1, Class A,, Money Market
  Notes (CEP-Financial Security Assurance
  Inc.)
  (Acquired 09/07/05; Cost $64,485,091)
  5.50%(b)(e)(i)                               11/25/34         64,485        64,485,091
========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- STRUCTURED-1.03%


Granite Master Issuer PLC; (United Kingdom)
  Series 2006-1A, Class A1, Floating Rate
  Bonds
  (Acquired 01/08/07; Cost $150,000,000)
  5.52%(b)(c)(e)                               01/20/08   $    150,000   $   150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgages PLC
  Series 15A, Class A1, Floating Rate Notes
  (Acquired 07/12/07; Cost $100,000,000)
  5.61%(b)(e)                                  06/15/08        100,000       100,000,000
========================================================================================
                                                                             250,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $688,485,091)                                                          688,485,091
========================================================================================


FUNDING AGREEMENTS-2.01%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/21/07; Cost $3,000,000)
  5.42%(b)(e)(j)                               10/12/07          3,000         3,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/06; Cost $125,000,000)
  5.56%(b)(e)(j)                               11/21/07        125,000       125,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/27/07; Cost $100,000,000)
  5.57%(b)(e)(j)                               08/27/08        100,000       100,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/04/07; Cost $259,000,000)
  5.42%(b)(e)(j)                               04/04/08        259,000       259,000,000
========================================================================================
    Total Funding Agreements (Cost
      $487,000,000)                                                          487,000,000
========================================================================================


MASTER NOTE AGREEMENTS-1.41%(K)

Lehman Brothers Inc.
  (Acquired 07/25/07; Cost $155,000,000)
  5.49%(b)(d)(e)(l)                                 --         155,000       155,000,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc
  (Acquired 08/08/07; Cost $188,000,000)
  5.51%(b)(d)(e)                               10/10/07        188,000       188,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $343,000,000)                                                          343,000,000
========================================================================================


U.S. TREASURY BILLS-0.51%(A)

U.S. Treasury Bills (Cost $122,493,750)
  4.01%                                        02/28/08        125,000       122,493,750
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.53%
  (Cost $20,256,245,893)                                                  20,256,245,893
________________________________________________________________________________________
========================================================================================



                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-18.18%(M)

Bank of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $500,297,222,
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%, 06/01/35)
  5.35%, 09/04/07                              140,083,222        140,000,000
-----------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 08/31/07,
  aggregate maturing value $1,340,818,144
  (collateralized by U.S. Government and
  Corporate obligations valued at
  $1,397,320,576;
  0%-6.75%, 10/19/08-01/25/47) 5.50%,
  09/04/07(c)                                  791,056,236        790,573,547
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655;
  4.00%-6.00%, 03/10/08-04/18/36)
  5.25%, 09/04/07                               88,051,333         88,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint term
  agreement dated 08/31/07, aggregate
  maturing value $1,104,540,021
  (collateralized by Corporate obligations
  valued at $1,155,000,000;
  5.61%-6.12%, 12/31/10-11/12/47)
  5.47%, 09/17/07                              $918,776,472   $   915,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001;
  4.40%-6.41%, 12/01/13-05/01/37)
  5.40%, 09/04/07                               19,201,751         19,190,237
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $900,547,500 (collateralized by Corporate
  obligations valued at $945,000,001;
  0%-5.45%, 11/03/51-12/03/51)
  5.48%, 09/04/07(c)                           734,500,381        734,053,832
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Open joint agreement,
  with no specified maturity date,
  (collateralized by Corporate obligations
  valued at $315,000,000; 0%-7.52%,
  12/18/09-12/27/49)
  5.44%(m)                                     $        --    $   150,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                              320,515,762        320,325,346
-----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                               94,295,886         94,240,389
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              140,083,689        140,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $50,027,500 (collateralized
  by U.S. Government obligations valued at
  $51,003,933; 2.38%, 01/15/17)
  4.95%, 09/04/07                               50,027,500         50,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by U.S.
  Government obligations valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                              $19,838,222    $    19,827,031
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 8/31/07, aggregate maturing
  value $1,200,730,667 (collateralized by
  Corporate obligations valued at
  $1,260,000,001; 0%-7.25%,
  06/15/11-07/15/56)
  5.48%, 09/04/07                              947,980,412        947,402,549
=============================================================================
    Total Repurchase Agreements (Cost
      $4,408,612,931)                                           4,408,612,931
=============================================================================
TOTAL INVESTMENTS-101.71% (Cost
  $24,664,858,824)(o)(p)                                       24,664,858,824
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.71)%                            (414,486,737)
=============================================================================
NET ASSETS-100.00%                                            $24,250,372,087
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - Government Obligations
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $12,830,291,739, which represented 52.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.4%; Cayman Islands: 10.2%; other countries less than 5%:
    14.5%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $487,000,000, which represented 2.01% of the Fund's Net Assets.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(l) Open master note agreement with note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(m) Principal amount equals value at period end. See Note 1J.
(n) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(o) Also represents cost for federal income tax purposes.
(p) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-20.06%
U.S. TREASURY BILLS-16.36%(A)

3.50%                                          01/10/08   $150,000    $  148,089,583
------------------------------------------------------------------------------------
4.04%                                          01/24/08    200,000       196,745,556
------------------------------------------------------------------------------------
4.71%                                          01/24/08    100,000        98,102,917
------------------------------------------------------------------------------------
4.73%                                          01/31/08    125,000       122,503,611
------------------------------------------------------------------------------------
4.81%                                          01/31/08    100,000        97,970,800
------------------------------------------------------------------------------------
4.74%                                          02/07/08    125,000       122,380,365
------------------------------------------------------------------------------------
3.87%                                          02/14/08    125,000       122,769,375
------------------------------------------------------------------------------------
4.10%                                          02/21/08    125,000       122,540,156
------------------------------------------------------------------------------------
4.00%                                          02/28/08     50,000        49,000,000
------------------------------------------------------------------------------------
4.06%                                          02/28/08    200,000       195,940,000
------------------------------------------------------------------------------------
4.08%                                          02/28/08    150,000       146,936,250
====================================================================================
                                                                       1,422,978,613
====================================================================================

U.S. TREASURY NOTES-3.70%

3.38%                                          02/15/08    200,000       198,543,481
------------------------------------------------------------------------------------
2.63%                                          05/15/08    125,000       123,443,556
====================================================================================
                                                                         321,987,037
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,744,965,650)                                                  1,744,965,650
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-20.06% (Cost $1,744,965,650)                             1,744,965,650
====================================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-80.24%(B)

ABN AMRO Bank N.V., Agreement dated 08/31/07,
  maturing value $500,283,333 (collateralized
  by U.S. Government obligations valued at
  $510,001,003; 4.75%-8.75%,
  08/15/17-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Agreement
  dated 08/31/07, maturing value
  $400,228,889, (collateralized by U.S.
  Government obligations valued at
  $408,000,408; 0%-4.75%, 11/29/07-05/31/12)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated
  08/31/07, maturing value $400,227,556
  (collateralized by U.S. Government
  obligations valued at $408,000,501;
  2.38%-6.50%, 02/15/10-04/15/32)
  5.12%, 09/04/07                              400,227,556       400,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Agreement dated
  08/31/07, maturing value $400,226,667
  (collateralized by U.S. Government
  obligations valued at $408,000,557; 3.88%,
  01/15/09-04/15/29)
  5.10%, 09/04/07                              $400,226,667   $  400,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,107,436;
  3.50%-6.00%, 01/31/08-08/15/16)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement
  dated 08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,569;
  0.88%-4.88%, 04/15/10-06/30/12)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/07, maturing value $250,140,278
  (collateralized by U.S. Government
  obligations valued at $255,001,467;
  6.13%-6.50%, 11/15/26-11/15/27)
  5.05%, 09/04/07                              250,140,278       250,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement
  dated 08/31/07, maturing value $550,311,667
  (collateralized by U.S. Government
  obligations valued at $561,000,531;
  0%-4.75%, 10/11/07-09/15/09)
  5.10%, 09/04/07                              550,311,667       550,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,789;
  3.38%-7.25%, 01/15/08-02/15/37)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,055,556
  (collateralized by U.S. Government
  obligations valued at $102,000,112;
  4.25%-9.13%, 11/15/13-05/15/30)
  5.00%, 09/04/07                              100,055,556       100,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Agreement
  dated 08/31/07, maturing value $700,396,667
  (collateralized by U.S. Government
  obligations valued at $714,003,901;
  4.75%-7.88%, 02/28/09-02/15/25)
  5.10%, 09/04/07                              $700,396,667   $  700,000,000
----------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated
  08/31/07, maturing value $100,056,667
  (collateralized by U.S. Government
  obligations valued at $102,000,995;
  0%-8.00%, 09/06/07-01/15/27)
  5.10%, 09/04/07                              100,056,667       100,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/31/07, maturing value $400,228,889
  (collateralized by U.S. Government
  obligations valued at $408,001,322;
  3.38%-4.63%, 02/15/08-02/15/36)
  5.15%, 09/04/07                              400,228,889       400,000,000
----------------------------------------------------------------------------
Lehman Brothers Inc., Agreement dated
  08/31/07, maturing value $400,213,333
  (collateralized by U.S. Government
  obligations valued at $408,004,125;
  4.13%-4.88%, 04/30/11-08/31/12)
  4.80%, 09/04/07                              400,213,333       400,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/07, maturing value
  $500,282,222 (collateralized by U.S.
  Government obligations valued at
  $510,002,507; 4.13%-13.25%,
  05/15/10-05/15/17)
  5.08%, 09/04/07                              500,282,222       500,000,000
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Agreement dated 08/31/07,
  maturing value $200,113,333 (collateralized
  by U.S. Government obligations valued at
  $204,390,167; 4.63%-5.00%,
  07/31/11-08/31/11)
  5.10%, 09/04/07                              $200,113,333   $  200,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
  08/31/07, maturing value $500,283,333
  (collateralized by U.S. Government
  obligations valued at $510,000,088;
  2.63%-3.63%, 01/15/08-07/15/17)
  5.10%, 09/04/07                              500,283,333       500,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $400,226,667 (collateralized
  by U.S. Government obligations valued at
  $408,004,690; 2.38%-4.75%,
  01/15/27-02/15/37)
  5.10%, 09/04/07                              400,226,667       400,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $100,056,444 (collateralized by a U.S.
  Government obligation valued at
  $102,002,674; 2.38%, 01/15/17)
  5.08%, 09/04/07                               80,218,222        80,172,969
============================================================================
    Total Repurchase Agreements (Cost
      $6,980,172,969)                                          6,980,172,969
============================================================================
TOTAL INVESTMENTS-100.30% (Cost
  $8,725,138,619)(c)                                           8,725,138,619
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.30)%                            (26,190,265)
============================================================================
NET ASSETS-100.00%                                            $8,698,948,354
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 1J.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-21.42%

FEDERAL FARM CREDIT BANK (FFCB)-0.90%

Floating Rate Bonds, 5.18%(a)                  05/02/08    $30,000    $29,996,038
=================================================================================

FEDERAL HOME LOAN BANK (FHLB)-9.01%

Unsec. Bonds,
  5.25%                                        11/01/07     30,000     30,000,000
---------------------------------------------------------------------------------
  5.25%                                        11/13/07     25,000     25,000,000
---------------------------------------------------------------------------------
  5.38%                                        02/28/08     75,000     75,000,000
---------------------------------------------------------------------------------
  5.35%                                        07/30/08     30,000     30,000,000
---------------------------------------------------------------------------------
  5.40%                                        08/14/08     39,000     39,000,000
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds, 5.21%(a)    09/17/08     50,000     49,976,889
---------------------------------------------------------------------------------
Unsec. Global Bonds, 5.27%                     11/21/07     50,000     49,996,533
=================================================================================
                                                                      298,973,422
=================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Series M006, Class A, Taxable Multi-Family
  VRD Ctfs., 5.44%(b)                          10/15/45     21,108     21,108,026
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(c) 5.03%                   11/30/07     40,000     39,496,500
---------------------------------------------------------------------------------
  5.03%                                        12/21/07     30,000     29,534,725
---------------------------------------------------------------------------------
  5.04%                                        12/31/07     49,310     48,475,020
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes, 5.35%(a)                              03/26/08     18,000     17,997,902
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Notes,
  5.36%(a)                                     09/27/07     75,000     74,997,304
=================================================================================
                                                                      231,609,477
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.53%

Unsec. Disc. Notes,(c)
  5.09%                                        02/13/08     50,000     48,834,458
---------------------------------------------------------------------------------
  4.99%                                        04/25/08     30,000     29,015,463
---------------------------------------------------------------------------------
  5.00%                                        05/12/08     30,000     28,941,667
---------------------------------------------------------------------------------
  5.01%                                        05/12/08     20,000     19,293,033
---------------------------------------------------------------------------------
  5.01%                                        06/06/08     25,000     24,029,312
=================================================================================
                                                                      150,113,933
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $710,692,870)                                             710,692,870
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-21.42% (Cost $710,692,870)                              710,692,870
=================================================================================



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-78.83%(D)

ABN AMRO Bank N.V., Joint agreement date
  8/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,003,910; 3.75%-6.63%,
  10/03/07-04/07/21)
  5.25%, 09/04/07                              $160,093,333   $  160,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,000,104; 0%-5.50%, 04/25/08-04/01/56)
  5.25%, 09/04/07                              148,086,333       148,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/07, aggregate maturing value
  $106,950,921 (collateralized by U.S.
  Government obligations valued at
  $109,029,543; 5.24%, 02/11/09)
  5.30%, 09/04/07                              104,949,743       104,887,976
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $250,145,833 (collateralized by U.S.
  Government obligations valued at
  $255,000,655; 4.00%-6.00%,
  03/10/08-04/18/36)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $450,265,000 (collateralized
  by U.S. Government obligations valued at
  $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
  5.30%, 09/04/07                              160,094,222       160,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/07, aggregate
  maturing value $250,145,833 (collateralized
  by U.S. Government obligations valued at
  $255,004,769; 0%, 12/28/07-01/31/08)
  5.25%, 09/04/07                              160,093,333       160,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $350,206,111 (collateralized
  by U.S. Government obligations valued at
  $357,001,203; 4.00%-6.50%,
  10/04/07-08/25/16)
  5.30%, 09/04/07                              348,204,933       348,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/07, aggregate maturing value
  $275,161,944 (collateralized by U.S.
  Government obligations valued at
  $280,503,127; 0%-5.50%, 03/10/08-08/23/17)
  5.30%, 09/04/07                              $273,160,767   $  273,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
  08/31/07, maturing value $100,057,778
  (collateralized by U.S. Government
  obligations valued at $102,000,442;
  5.30%-10.38%, 04/16/10-02/15/21)
  5.20%, 09/04/07                              100,057,778       100,000,000
----------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement
  dated 08/31/07, aggregate maturing value
  $800,471,111 (collateralized by U.S.
  Government obligations valued at
  $816,000,100; 0%-7.38%, 09/12/07-07/15/32)
  5.30%, 09/04/07                              703,421,668       703,007,675
----------------------------------------------------------------------------


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $150,087,500 (collateralized by U.S.
  Government obligations valued at
  $153,000,164; 0%, 09/28/07-6/15/08)
  5.25%, 09/04/07                              $148,086,333   $  148,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/07,
  maturing value $150,087,500 (collateralized
  by U.S. Government obligations valued at
  $153,004,864; 0%-6.98%, 02/09/10-02/16/12)
  5.25%, 09/04/07                              150,087,500       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,614,895,651)                                          2,614,895,651
============================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $3,325,588,521)(e)                                           3,325,588,521
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                             (8,388,113)
============================================================================
NET ASSETS-100.00%                                            $3,317,200,408
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007. Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Principal amount equals value at period end. See Note 1J.
(e) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-68.33%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.25%

Fountain Square Commercial Funding Corp.
  (Acquired 08/07/07; Cost $19,589,147)
  5.35%(b)                                     09/04/07   $ 19,671    $   19,662,230
====================================================================================

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-6.06%

Old Line Funding, LLC (Acquired 07/17/07;
  Cost $29,427,434)
  5.26%(b)                                     09/05/07     26,644        29,626,675
------------------------------------------------------------------------------------
  (Acquired 07/25/07; Cost $54,385,761)
  5.27%(b)                                     09/07/07     54,738        54,689,967
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $40,318,156)
  5.68%(b)                                     10/12/07     40,697        40,433,736
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $102,094,747)
  5.90%(b)                                     09/17/07    102,633       102,363,873
------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 08/07/07;
  Cost $106,663,710)
  5.33%(b)                                     10/02/07    107,548       107,054,385
------------------------------------------------------------------------------------
  (Acquired 08/07/07 Cost $55,232,505)
  5.35%(b)                                     09/10/07     55,513        55,438,751
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $53,137,070)
  5.35%(b)                                     10/03/07     53,583        53,328,183
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $34,697,979)
  5.45%(b)                                     10/05/07     35,000        34,819,847
====================================================================================
                                                                         477,755,417
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  BANK-8.88%

Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 07/19/07; Cost $14,085,887)
  5.26%(b)                                     09/12/07     14,200        14,177,177
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,626,667)
  5.60%(b)                                     09/11/07     75,000        74,883,333
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $97,415,539)
  5.65%(b)                                     09/17/07     98,000        97,753,911
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Legacy Capital Co., LLC (Multi CEP's- Liberty
  Hampshire Co., LLC; agent) (Acquired
  08/01/07; Cost $74,613,542)
  5.30%(b)                                     09/05/07   $ 75,000    $   74,955,834
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,749,014)
  5.32%(b)                                     09/06/07     50,000        49,963,090
------------------------------------------------------------------------------------
Long Lane Master Trust IV
  (CEP-Bank of America N.A.), (Acquired
  08/17/07; Cost $68,569,336)
  6.00%(b)                                     09/18/07     68,937        68,741,679
------------------------------------------------------------------------------------
Ticonderoga Funding, LLC
  (CEP-Bank of America N.A.) (Acquired
  08/03/07; Cost $24,870,937)
  5.31%(b)                                     09/07/07     25,000        24,977,875
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,875,633)
  5.33%(b)                                     10/02/07     15,000        14,931,154
------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC
  (CEP-Wachovia Bank N.A.) (Acquired
  08/03/07; Cost $99,441,611)
  5.29%(b)                                     09/10/07    100,000        99,867,750
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,845,562)
  5.30%(b)                                     09/10/07     30,000        29,960,287
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $49,748,306)
  5.33%(b)                                     09/10/07     50,000        49,933,375
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $99,509,167)
  5.70%(b)                                     09/13/07    100,000        99,810,000
====================================================================================
                                                                         699,955,465
====================================================================================

ASSET-BACKED SECURITIES- FULLY SUPPORTED
  MONOLINE-1.08%

Aquinas Funding, LLC
  (CEP-MBIA Insurance Corp.) (Acquired
  08/06/07; Cost $34,767,250)
  5.32%(b)                                     09/20/07     35,000        34,901,728
------------------------------------------------------------------------------------
Triple-A One Funding Corp.
  (CEP-MBIA Insurance Corp.), (Acquired
  08/13/07; Cost $50,002,282)
  5.80%(b)                                     09/11/07     50,237        50,156,062
====================================================================================
                                                                          85,057,790
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-10.70%

Amsterdam Funding Corp. (Acquired 08/06/07;
  Cost $27,875,400)
  5.34%(b)                                     09/05/07   $ 28,000    $   27,983,387
------------------------------------------------------------------------------------
  (Acquired 08/07/07; Cost $14,933,125)
  5.35%(b)                                     09/06/07     15,000        14,988,854
------------------------------------------------------------------------------------
  (Acquired 08/15/07; Cost $24,865,938)
  5.85%(b)                                     09/17/07     25,000        24,935,000
------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 07/17/07; Cost $19,850,967)
  5.26%(b)                                     09/06/07     20,000        19,985,389
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $24,863,049)
  5.33%(b)                                     09/12/07     25,000        24,959,285
------------------------------------------------------------------------------------
Chariot Funding, LLC/LTD.
  (Acquired 07/31/07; Cost $20,722,082)
  5.28%(b)                                     09/17/07     20,869        20,820,027
------------------------------------------------------------------------------------
Charta LLC (Acquired 07/13/07; Cost
  $24,795,444)
  5.26%(b)                                     09/07/07     25,000        24,978,083
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,671,667)
  5.91%(b)                                     09/25/07     50,000        49,803,000
------------------------------------------------------------------------------------
Clipper Receivables Co., LLC (Acquired
  08/14/07; Cost $49,752,431)
  5.75%(b)                                     09/14/07     50,000        49,896,181
------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/16/07; Cost $49,679,875)
  5.91%(b)                                     09/24/07     50,000        49,811,208
------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 07/30/07;
  Cost $89,210,250)
  5.27%(b)                                     09/28/07     90,000        89,644,612
------------------------------------------------------------------------------------
  (Acquired 08/06/07; Cost $29,866,750)
  5.33%(b)                                     09/05/07     30,000        29,982,233
------------------------------------------------------------------------------------
  (Acquired 08/14/07; Cost $34,850,375)
  5.70%(b)                                     09/10/07     35,000        34,950,125
------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  07/31/07; Cost $51,004,068)
  5.27%(b)                                     09/28/07     51,448        51,244,845
------------------------------------------------------------------------------------
Ranger Funding Co., LLC (Acquired 07/31/07;
  Cost $59,998,284)
  5.27%(b)                                     09/28/07     60,521        60,281,791
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $74,527,000)
  5.28%(b)                                     09/13/07     75,000        74,868,000
------------------------------------------------------------------------------------
  (Acquired 08/09/07; Cost $24,888,229)
  5.55%(b)                                     09/07/07     25,000        24,976,875
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (Acquired 08/06/07;
  Cost $29,862,050)
  5.34%(b)                                     09/06/07   $ 30,000    $   29,977,750
------------------------------------------------------------------------------------
  (Acquired 08/13/07; Cost $49,704,514)
  5.75%(b)                                     09/19/07     50,000        49,856,250
------------------------------------------------------------------------------------
Yorktown Capital, LLC (Acquired 08/02/07;
  Cost $89,300,400)
  5.28%(b)                                     09/24/07     90,000        89,696,400
====================================================================================
                                                                         843,639,295
====================================================================================

ASSET-BACKED SECURITIES- SECURITIES-1.26%

Aspen Funding Corp.
  (Acquired 07/31/07; Cost $74,527,000)
  5.28%(b)                                     09/12/07     75,000        74,879,000
------------------------------------------------------------------------------------
  (Acquired 08/01/07; Cost $24,819,993)
  5.29%(b)                                     09/19/07     25,000        24,933,875
====================================================================================
                                                                          99,812,875
====================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-7.90%

CAFCO, LLC
  (Acquired 07/17/07; Cost $49,627,417)
  5.26%(b)                                     09/06/07     50,000        49,963,472
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $14,702,320)
  5.28%(b)                                     09/14/07     14,800        14,771,781
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,647,667)
  5.29%(b)                                     09/20/07     50,000        49,860,535
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $49,610,965)
  5.29%(b)                                     09/25/07     50,000        49,823,833
------------------------------------------------------------------------------------
  (Acquired 08/03/07; Cost $99,207,250)
  5.29%(b)                                     09/26/07    100,000        99,632,986
------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

Ciesco, LLC
  (Acquired 07/13/07; Cost $59,535,367)
  5.26%(b)                                     09/04/07   $ 60,000    $   59,973,700
------------------------------------------------------------------------------------
  (Acquired 07/17/07; Cost $74,430,167)
  5.26%(b)                                     09/07/07     75,000        74,934,250
------------------------------------------------------------------------------------
  (Acquired 07/31/07; Cost $74,429,083)
  5.27%(b)                                     09/21/07     75,000        74,780,417
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $24,790,208)
  5.30%(b)                                     10/04/07     25,000        24,878,542
------------------------------------------------------------------------------------
  (Acquired 08/08/07; Cost $49,573,056)
  5.30%(b)                                     10/05/07     50,000        49,749,722
------------------------------------------------------------------------------------
  (Acquired 08/10/07; Cost $74,588,021)
  5.65%(b)                                     09/14/07     75,000        74,846,979
====================================================================================
                                                                         623,216,217
====================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Caterpillar Financial Services Corp.
  5.23%                                        10/01/07     64,295        64,014,781
====================================================================================

CONSUMER FINANCE-10.08%

American Express Credit Corp.
  5.26%                                        09/21/07    100,000        99,707,778
------------------------------------------------------------------------------------
  5.27%                                        10/12/07    100,000        99,399,806
------------------------------------------------------------------------------------
  5.27%                                        10/17/07    100,000        99,326,611
------------------------------------------------------------------------------------
American Honda Finance Corp.
  5.25%                                        09/12/07     40,000        39,935,833
------------------------------------------------------------------------------------
  5.26%                                        10/29/07     34,775        34,480,301
------------------------------------------------------------------------------------
  5.27%                                        10/03/07     50,000        49,765,778
------------------------------------------------------------------------------------
  5.27%                                        10/05/07     50,000        49,751,139
------------------------------------------------------------------------------------
  5.30%                                        10/09/07    100,000        99,440,556
------------------------------------------------------------------------------------
  5.30%                                        10/10/07     25,000        24,856,458
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  5.28%                                        10/25/07    100,000        99,208,000
------------------------------------------------------------------------------------
  5.30%                                        10/24/07    100,000        99,219,722
====================================================================================
                                                                         795,091,982
====================================================================================

DIVERSIFIED BANKS-9.48%

Bank of America Corp.
  5.28%                                        10/15/07    100,000        99,355,278
------------------------------------------------------------------------------------
  5.32%                                        10/04/07     75,000        74,634,250
------------------------------------------------------------------------------------
  5.40%                                        10/15/07    100,000        99,340,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Citigroup Funding Inc.
  5.31%                                        09/04/07   $100,000    $   99,955,750
------------------------------------------------------------------------------------
  5.32%                                        09/19/07    100,000        99,734,000
------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.28%                                        09/05/07     75,000        74,956,000
------------------------------------------------------------------------------------
  5.31%                                        09/18/07    100,000        99,749,250
------------------------------------------------------------------------------------
  5.34%                                        09/14/07    100,000        99,807,167
====================================================================================
                                                                         747,531,695
====================================================================================

DIVERSIFIED CAPITAL MARKETS-2.20%

JPMorgan Chase & Co.
  5.23%                                        09/26/07     50,000        49,818,403
------------------------------------------------------------------------------------
  5.23%                                        10/26/07    100,000        99,200,972
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  5.27%                                        10/01/07     25,000        24,890,208
====================================================================================
                                                                         173,909,583
====================================================================================

FOOD DISTRIBUTORS-0.63%

Sysco Corp. (Acquired 08/29/07; Cost
  $49,576,278)
  5.26%(b)                                     10/26/07     50,000        49,598,194
====================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.23%                                        10/23/07    100,000        99,244,556
====================================================================================

MULTI-LINE INSURANCE-2.11%

AIG Funding, Inc.
  5.27%                                        10/17/07     50,000        49,663,306
------------------------------------------------------------------------------------
Hartford Financial Services Group (Acquired
  08/16/07; Cost $66,435,116)
  5.42%(b)                                     10/11/07     67,000        66,596,511
------------------------------------------------------------------------------------
  (Acquired 08/16/07; Cost $49,694,444)
  5.50%(b)                                     09/25/07     50,000        49,816,667
====================================================================================
                                                                         166,076,484
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

General Electric Capital Services
  5.23%                                        10/16/07     75,000        74,509,688
====================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-4.69%

Nestle Capital Corp.
  5.23%                                        10/23/07   $ 72,281    $   71,734,957
------------------------------------------------------------------------------------
  5.27%                                        10/18/07    100,000        99,311,972
------------------------------------------------------------------------------------
  5.30%                                        10/18/07    100,000        99,308,056
------------------------------------------------------------------------------------
  5.30%                                        10/19/07    100,000        99,293,333
====================================================================================
                                                                         369,648,318
====================================================================================
    Total Commercial Paper (Cost
      $5,388,724,570)                                                  5,388,724,570
====================================================================================

BANK NOTES-0.95%

DIVERSIFIED BANKS-0.95%

Wells Fargo & Co.
  5.45% (Cost $75,000,000)                     10/10/07     75,000        75,000,000
====================================================================================

MASTER NOTE AGREEMENTS-0.83%

Lehman Brothers Inc.
  (Acquired 06/27/07; Cost $50,000,000)
  5.49%(b)(c)(d)(e)(f)                              --      50,000        50,000,000
------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc (Acquired
  08/28/07; Cost $15,000,000)
  5.51%(b)(c)(d)(f)                            10/10/07     15,000        15,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $65,000,000)                                                        65,000,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-0.80%

FEDERAL HOME LOAN BANK (FHLB)-0.80%

Unsec. Disc. Notes, 4.20%(a)(c)
  (Cost $63,177,880)                           09/04/07   $ 63,200    $   63,177,880
====================================================================================

CERTIFICATE OF DEPOSIT-0.63%

State Street Bank & Trust Co., 5.45%
  (Cost $50,000,000)                           10/22/07     50,000        50,000,000
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-71.54% (Cost $5,641,902,450)                             5,641,902,450
====================================================================================

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-28.87%(G)

ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,003,910; 3.75%-6.63%,
 10/03/07-04/07/21)
 5.25%, 09/04/07                               $88,051,333    $   88,000,000
----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
 08/31/07, aggregate maturing value
 $250,148,611 (collateralized by U.S.
 Government obligations valued at
 $255,000,000; 4.55%-6.50%,
 03/01/33-06/01/37)
 5.35%, 09/04/07                                75,044,583        75,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $500,297,222, (collateralized by a
 U.S. Government obligation valued at
 $510,000,000; 5.00%, 06/01/35)
 5.35%, 09/04/07                               360,214,000       360,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 08/31/07, aggregate maturing value
 $750,450,000 (collateralized by U.S.
 Government obligations valued at
 $765,000,000; 3.78%-7.37%,
 02/01/21-06/01/47)
 5.40%, 09/04/07                               412,433,955       412,186,643
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
 agreement dated 08/31/07, aggregate maturing
 value $450,265,000 (collateralized by U.S.
 Government obligations valued at
 $459,000,560; 0%-5.80%, 03/05/09-02/09/26)
 5.30%, 09/04/07                               288,169,600       288,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 08/31/07, aggregate maturing
 value $250,145,833 (collateralized by U.S.
 Government obligations valued at
 $255,004,769; 0%, 12/28/07-01/31/08)
 5.25%, 09/04/07                                90,052,500        90,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $750,450,000 (collateralized
  by U.S. Government obligations valued at
  $765,000,001; 4.40%-6.41%,
  12/01/13-05/01/37)
  5.40%, 09/04/07                              $235,141,000   $  235,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $200,120,000 (collateralized by U.S.
  Government obligations valued at
  $204,000,128; 2.88%-6.25%,
  05/19/08-06/01/37)
  5.40%, 09/04/07                               35,021,000        35,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/07, aggregate
  maturing value $800,475,556 (collateralized
  by U.S. Government obligations valued at
  $816,000,507; 4.50%-8.50%,
  07/01/08-09/01/47)
  5.35%, 09/04/07                               83,734,662        83,684,916
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale S.A., Joint agreement dated
  08/31/07, aggregate maturing value
  $500,298,889 (collateralized by a U.S.
  Government obligation valued at
  $510,000,000; 5.50%, 12/01/36)
  5.38%, 09/04/07                              $360,215,200   $  360,000,000
----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
  08/31/07, maturing value $250,149,444
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  5.00%-7.63%, 03/01/21-12/15/45)
  5.38%, 09/04/07                              250,149,444       250,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,276,871,559)                                          2,276,871,559
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $7,918,774,009)(h)(i)                                        7,918,774,009
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,621,867)
============================================================================
NET ASSETS-100.00%                                            $7,886,152,142
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $3,080,110,661, which represented 39.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Interest or dividend rate is redetermined periodically. Rate shown is rate in effect on August 31, 2007.
(g) Principal amount equals value at period end. See Note 1J.
(h) Also represents cost for federal income tax purposes.
(i) Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2007


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.15%

FEDERAL FARM CREDIT BANK (FFCB)-18.72%

Floating Rate Bonds,(a)
  5.20%                                        11/06/07   $ 25,000    $ 25,000,000
----------------------------------------------------------------------------------
  5.18%                                        05/02/08     20,000      19,997,359
----------------------------------------------------------------------------------
  5.38%                                        10/27/08     35,000      34,999,761
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.22%(a)           10/03/07     20,000      20,000,348
==================================================================================
                                                                        99,997,468
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-81.43%

Unsec. Bonds,
  5.25%                                        11/01/07     20,000      20,000,000
----------------------------------------------------------------------------------
  5.25%                                        11/13/07     15,000      15,000,000
----------------------------------------------------------------------------------
  5.35%                                        07/30/08     10,000      10,000,000
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Disc. Notes,(b)
  4.20%                                        09/04/07   $156,700    $156,645,155
----------------------------------------------------------------------------------
  5.14%                                        09/05/07     27,750      27,734,152
----------------------------------------------------------------------------------
  5.16%                                        09/05/07     50,000      49,971,333
----------------------------------------------------------------------------------
  5.13%                                        10/24/07     25,000      24,811,187
----------------------------------------------------------------------------------
  4.84%                                        11/13/07     11,147      11,037,598
----------------------------------------------------------------------------------
  5.12%                                        11/30/07      8,951       8,836,427
----------------------------------------------------------------------------------
  4.79%                                        01/11/08     12,038      11,826,573
----------------------------------------------------------------------------------
  4.84%                                        01/16/08     25,000      24,539,052
----------------------------------------------------------------------------------
  5.05%                                        02/06/08     15,000      14,667,542
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 4.94%(a)           02/07/08     20,000      20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  5.46%                                        03/14/08     15,000      14,996,694
----------------------------------------------------------------------------------
  5.21%                                        09/17/08     10,000       9,995,378
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,999,661
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,999,653
==================================================================================
                                                                       435,060,405
==================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $535,057,873)(c)                                                     535,057,873
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                                     (801,968)
==================================================================================
NET ASSETS-100.00%                                                    $534,255,905
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                  4,408,612,931     2,276,871,559    6,980,172,969   2,614,895,651              --
=================================================================================================================================
  Total investments                             24,664,858,824     7,918,774,009    8,725,138,619   3,325,588,521     535,057,873
=================================================================================================================================
Cash                                                    25,685                --           40,563          18,032         165,099
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 263,048,618                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          49,496,848           686,793        2,269,554       5,427,134       1,395,762
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 574,669           296,641          210,644          79,538          54,018
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           315,226           240,668          106,120          73,467          28,909
=================================================================================================================================
    Total assets                                24,978,319,870     7,919,998,111    8,727,765,500   3,331,186,692     536,701,661
_________________________________________________________________________________________________________________________________
=================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased                            613,590,802                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Amount due Custodian                                      --            23,433               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                        110,867,799        31,958,970       27,168,455      13,323,497       2,250,330
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            2,180,842           970,985          702,696         263,183          79,275
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses advanced                                59,620            97,052           22,588          25,182          36,974
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              735,147           604,206          748,548         277,324          39,157
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              56,699            18,145           16,685           8,793           3,039
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            195,329            56,710           57,196          24,229           3,381
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             261,545           116,468          100,978          64,076          33,600
=================================================================================================================================
    Total liabilities                              727,947,783        33,845,969       28,817,146      13,986,284       2,445,756
=================================================================================================================================
Net assets applicable to shares outstanding     $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $24,249,355,935   $7,885,376,812   $8,697,687,855   $3,316,947,678   $534,251,865
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,430           779,263          320,482         243,789           3,325
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,042,278)           (3,933)         940,017           8,941             715
=================================================================================================================================
                                                $24,250,372,087   $7,886,152,142   $8,698,948,354   $3,317,200,408   $534,255,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS:

Institutional Class                             $18,081,350,805   $3,479,265,692   $3,306,282,653   $1,328,963,649   $321,455,670
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                        $  885,779,337    $  632,810,624   $1,250,647,726   $ 599,041,083    $ 43,318,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                       $   81,408,106    $  409,935,818   $  414,628,768   $  26,598,053    $ 10,986,113
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                           $3,397,868,581    $2,146,528,390   $2,833,733,626   $ 730,316,024    $ 93,309,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                   $   39,244,292    $   30,949,509   $   69,761,859   $  16,949,389    $ 11,943,594
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                  $1,128,498,770    $  570,225,806   $  375,749,909   $ 297,560,607    $ 53,228,351
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                 $  636,222,196    $  616,436,303   $  448,143,813   $ 317,771,603    $     14,008
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

August 31, 2007

Short-Term Investments Trust

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             18,080,436,426     3,479,780,368    3,305,741,841   1,328,855,323     321,428,419
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Private Investment Class                           885,767,370       632,927,201    1,250,545,408     599,003,598      43,343,235
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Personal Investment Class                           81,406,801       409,906,057      414,544,116      26,595,343      10,988,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cash Management Class                            3,397,807,165     2,146,596,363    2,833,300,601     730,275,202      93,307,997
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Reserve Class                                       39,247,931        30,960,290       69,738,749      16,948,384      11,943,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Resource Class                                   1,128,508,226       570,202,375      375,683,644     297,536,336      53,230,024
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Corporate Class                                    636,181,514       616,434,142      448,123,052     317,768,724          13,965
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, offering and redemption price
  per share for each class                      $         1.00    $         1.00   $         1.00   $        1.00    $       1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cost of investments                             $20,256,245,893   $5,641,902,450   $1,744,965,650   $ 710,692,870    $535,057,873
---------------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                   $4,408,612,931    $2,276,871,559   $6,980,172,969   $2,614,895,651   $         --
=================================================================================================================================
Total Investments, at cost                      $24,664,858,824   $7,918,774,009   $8,725,138,619   $3,325,588,521   $535,057,873
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                   LIQUID ASSETS      STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                           $1,175,198,654    $423,117,047    $287,150,706    $153,101,776    $20,230,581
=================================================================================================================================

EXPENSES:

Advisory fees                                         32,853,305      11,812,872        8,370,866      2,888,608         708,216
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                           1,167,066         746,257          677,417        585,519         149,426
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                           956,878         340,523          266,559        146,310          18,820
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                             5,002,813       3,326,182        4,484,407      2,596,605         243,258
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              512,810       2,574,948        2,602,857        200,992          61,949
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                3,000,777       1,727,396        1,708,367        660,235          77,148
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          368,158         450,121          960,631        269,249         120,331
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,300,400         903,308          739,676        626,211         116,217
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        145,629          98,994           25,521         23,800               4
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                    1,907,343         708,772          485,665        259,975          34,476
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                672,258         260,382          180,617        107,814          25,097
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                             295,235         228,324          145,062        158,655          96,423
---------------------------------------------------------------------------------------------------------------------------------
Other                                                  1,021,111         512,461          350,404        261,011         115,040
=================================================================================================================================
    Total expenses                                    50,203,783      23,690,540       20,998,049      8,784,984       1,766,405
=================================================================================================================================
Less: Fees waived                                    (15,350,398)     (7,746,725)      (6,871,761)    (2,323,063)       (870,601)
=================================================================================================================================
    Net expenses                                      34,853,385      15,943,815       14,126,288      6,461,921         895,804
=================================================================================================================================
Net investment income                              1,140,345,269     407,173,232      273,024,418    146,639,855      19,334,777
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment securities             133,500              --        1,105,292         33,729             715
=================================================================================================================================
Net increase in net assets resulting from
  operations                                       $1,140,478,769    $407,173,232    $274,129,710    $146,673,584    $19,335,492
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                          ----------------------------------    ---------------------------------
                                                               2007               2006               2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                   $ 1,140,345,269    $   884,596,378    $   407,173,232    $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                                               133,500            911,060                 --                --
=================================================================================================================================
    Net increase in net assets resulting from operations    1,140,478,769        885,507,438        407,173,232       343,224,083
=================================================================================================================================
Distributions to shareholders from net investment
  income:
  Institutional Class                                        (847,648,082)      (639,998,716)      (226,509,468)     (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (49,488,449)       (42,306,265)       (32,952,863)      (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (3,210,986)        (2,936,707)       (16,145,867)       (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (155,031,976)      (127,479,313)       (89,354,604)      (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (1,611,752)        (1,939,893)        (1,972,728)       (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (58,030,918)       (42,131,448)       (23,002,200)      (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             (25,322,944)       (27,804,036)       (17,235,487)      (10,376,312)
=================================================================================================================================
    Total distributions from net investment income         (1,140,345,107)      (884,596,378)      (407,173,217)     (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                  --           (478,590)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                             --            (33,284)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            --             (1,910)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                --            (76,508)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        --               (538)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                       --            (32,914)                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                      --             (1,728)                --                --
=================================================================================================================================
    Total distributions from net realized gains                        --           (625,472)                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions    (1,140,345,107)      (885,221,850)      (407,173,217)     (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                       3,022,574,348      2,776,520,511     (1,244,349,920)      156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (94,922,395)       171,846,264         41,516,502        34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    16,970,552         18,242,840        110,746,298       136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       683,993,231       (695,502,781)       767,567,082       469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                21,819,891       (110,822,387)       (24,940,348)      (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               39,400,419        186,260,377        244,901,202        53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             579,576,967       (409,826,741)        90,752,256       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                    4,269,413,013      1,936,718,083        (13,806,928)    1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                   4,269,546,675      1,937,003,671        (13,806,913)    1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of year                                        19,980,825,412     18,043,821,741      7,899,959,055     6,588,245,783
=================================================================================================================================
  End of year*                                            $24,250,372,087    $19,980,825,412    $ 7,886,152,142    $7,899,959,055
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                $     2,058,430    $     2,058,268    $       779,263    $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $  273,024,418    $  212,999,652    $  146,639,855    $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        1,105,292          (152,503)           33,729            97,483
=================================================================================================================================
    Net increase in net assets resulting from operations        274,129,710       212,847,149       146,673,584       117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (104,584,939)      (79,707,716)      (65,418,169)      (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,516,106)      (32,061,314)      (25,343,990)      (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (15,597,130)      (10,237,180)       (1,240,627)       (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (84,180,517)      (73,667,977)      (33,676,292)      (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  (4,039,498)       (3,292,187)       (1,159,978)         (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (18,042,317)      (13,748,086)      (15,724,904)      (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                (4,063,919)         (285,192)       (4,075,889)       (2,281,723)
=================================================================================================================================
    Total distributions from net investment income             (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                               --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                              --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                  --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                          --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                         --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                        --                --                --                --
=================================================================================================================================
    Total distributions from net realized gains                          --                --                --                --
=================================================================================================================================
    Decrease in net assets resulting from distributions        (273,024,426)     (212,999,652)     (146,639,849)     (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         1,204,096,230           703,777      (483,324,430)      812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      278,127,382      (256,870,746)       80,511,634      (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      82,207,300        58,898,939       (13,001,827)        1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       1,475,831,081      (423,088,691)       73,952,886         2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (63,953,928)       56,501,483        (4,939,814)       17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 22,799,067        51,709,221         3,718,054        63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               446,267,839           985,905       289,049,310       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      3,445,374,971      (511,160,112)      (54,034,187)      631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                     3,446,480,255      (511,312,615)      (54,000,452)      632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of year                                           5,252,468,099     5,763,780,714     3,371,200,860     2,739,146,267
=================================================================================================================================
  End of year*                                               $8,698,948,354    $5,252,468,099    $3,317,200,408    $3,371,200,860
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                   $      320,482    $      307,718    $      243,789    $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the years ended August 31, 2007 and 2006

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 19,334,777    $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                    715             199
==========================================================================================
    Net increase in net assets resulting from operations        19,335,492       8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (9,372,684)     (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                      (2,356,207)     (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (374,519)       (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                         (3,858,878)     (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                   (508,313)        (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                                (2,864,255)       (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                     (690)           (689)
==========================================================================================
    Total distributions from net investment income             (19,335,546)     (8,125,913)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --              --
------------------------------------------------------------------------------------------
  Private Investment Class                                              --              --
------------------------------------------------------------------------------------------
  Personal Investment Class                                             --              --
------------------------------------------------------------------------------------------
  Cash Management Class                                                 --              --
------------------------------------------------------------------------------------------
  Reserve Class                                                         --              --
------------------------------------------------------------------------------------------
  Resource Class                                                        --              --
------------------------------------------------------------------------------------------
  Corporate Class                                                       --              --
==========================================================================================
    Total distributions from net realized gains                         --              --
==========================================================================================
    Decrease in net assets resulting from distributions        (19,335,546)     (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          241,352,014      (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (45,745,353)     19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                      4,443,368         935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                         61,058,867      (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                 11,505,791         437,737
------------------------------------------------------------------------------------------
  Resource Class                                                27,368,724      18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                      688          13,277
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        299,984,099      34,982,657
==========================================================================================
    Net increase (decrease) in net assets                      299,984,045      34,982,856
==========================================================================================

NET ASSETS:

  Beginning of year                                            234,271,860     199,289,004
==========================================================================================
  End of year*                                                $534,255,905    $234,271,860
==========================================================================================
  * Includes accumulated undistributed net investment income  $      3,325    $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Funds, except for Treasury Portfolio, may receive proceeds from litigation settlements involving such Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

Short-Term Investments Trust

     the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows:

Liquid Assets Portfolio                                         0.15%
--------------------------------------------------------------------
STIC Prime Portfolio                                            0.15%
--------------------------------------------------------------------
Treasury Portfolio                                              0.15%
--------------------------------------------------------------------
Government and Agency Portfolio                                 0.10%
--------------------------------------------------------------------


Government TaxAdvantage Portfolio pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2008, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each class of each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

    For the year ended August 31, 2007, AIM waived the following advisory fees:

Liquid Assets Portfolio                                         $12,564,508
---------------------------------------------------------------------------
STIC Prime Portfolio                                              5,144,943
---------------------------------------------------------------------------
Treasury Portfolio                                                3,769,413
---------------------------------------------------------------------------
Government & Agency Portfolio                                       938,531
---------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                   678,136
---------------------------------------------------------------------------


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

Short-Term Investments Trust


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                            0.30%         0.55%         0.08%       0.87%       0.20%       0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                      0.30%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  0.25%         0.55%         0.08%       0.87%       0.16%       0.03%
--------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the year ended August 31, 2007 FMC waived Plan fees of:

                                                 PRIVATE       PERSONAL        CASH
                                                INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                         $2,001,125     $136,749      $600,155     $47,861        N/A        N/A
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                            1,330,473       686,653       345,479     58,516     180,661        N/A
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                              1,793,763       694,095       341,673     124,882    147,935        N/A
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                   1,038,642        53,598       132,047     35,003     125,242        N/A
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 121,629        16,520        15,430     15,643      23,243        N/A
--------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2007, Liquid Assets Portfolio engaged in securities purchases of $1,900,000.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

Short-Term Investments Trust


    During the year ended August 31, 2007, the Trust paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees of $179,886. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the year ended August 31, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                   2007               2006
                                                              ORDINARY INCOME    ORDINARY INCOME
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $1,140,345,107      $885,221,850
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                             407,173,217       343,224,083
------------------------------------------------------------------------------------------------
Treasury Portfolio                                               273,024,426       212,999,652
------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                    146,639,849       117,625,921
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 19,335,546         8,125,913
------------------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                  UNDISTRIBUTED     TEMPORARY BOOK/TAX    CAPITAL LOSS         SHARES OF
                                 ORDINARY INCOME       DIFFERENCES        CARRYFORWARD    BENEFICIAL INTEREST    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio            $4,103,341          $(2,044,911)       $(1,042,278)      $24,249,355,935      $24,250,372,087
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                1,680,080             (900,817)            (3,933)        7,885,376,812        7,886,152,142
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                  1,913,371             (652,872)                --         8,697,687,855        8,698,948,354
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio         497,100             (244,370)                --         3,316,947,678        3,317,200,408
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            70,536              (66,496)                --           534,251,865          534,255,905
---------------------------------------------------------------------------------------------------------------------------------


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Each Fund may have utilized capital loss carryforward in the current period to offset net realized capital gains for federal income tax purposes. The Funds below utilized capital loss carryforward in the current period as follows:

                                                                CAPITAL LOSS
                                                                CARRYFORWARD
                                                                  UTILIZED
----------------------------------------------------------------------------
Liquid Assets Portfolio                                           $133,500
----------------------------------------------------------------------------
Government & Agency Portfolio                                       24,788
----------------------------------------------------------------------------

Short-Term Investments Trust


    The Funds below have a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                               AUGUST 31, 2011*       AUGUST 31, 2013*        TOTAL
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                             $   --               $1,042,278         $1,042,278
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                 1,014                    2,919              3,933
----------------------------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2007, the following Funds had reclassifications of permanent differences as follows:

                                                              UNDISTRIBUTED NET
                                                                 INVESTMENT        UNDISTRIBUTED NET
                                                                   INCOME            REALIZED GAIN
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                 $12,772             $(12,772)
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                      199                 (199)
----------------------------------------------------------------------------------------------------


These reclassifications had no effect on the net assets of each Fund.

Short-Term Investments Trust

NOTE 8--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED                               YEAR ENDED
                                                            AUGUST 31, 2007(A)                         AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               238,934,200,537    $ 238,934,200,537     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           19,597,812,083       19,597,812,083      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             456,768,244          456,768,244       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              35,299,025,326       35,299,025,326      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         374,465,191          374,465,191         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,687,259,809        8,687,259,809       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    10,734,821,522       10,734,821,522      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   398,026,805          398,026,805         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               26,789,852           26,789,852          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               2,199,469            2,199,469           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 100,581,216          100,581,216          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,225,585            1,225,585           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         51,847,804           51,847,804          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         2,785,427            2,785,427          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (236,309,652,994)    (236,309,652,994)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (19,719,524,330)     (19,719,524,330)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (441,997,161)        (441,997,161)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (34,715,613,311)     (34,715,613,311)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (353,870,885)        (353,870,885)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,699,707,194)      (8,699,707,194)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (10,158,029,982)     (10,158,029,982)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                      4,269,413,013    $   4,269,413,013       1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   21,624,735,483    $ 21,624,735,483     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,250,510,857       7,250,510,857      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              4,914,606,658       4,914,606,658      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  8,593,210,897       8,593,210,897      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            508,830,773         508,830,773        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,359,442,697       2,359,442,697      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        4,814,045,807       4,814,045,807      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       52,426,118          52,426,118         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  18,298,133          18,298,133         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 11,345,449          11,345,449          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     59,059,766          59,059,766         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,409,689           1,409,689          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            12,282,460          12,282,460         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           13,231,922          13,231,922          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (22,921,511,521)    (22,921,511,521)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (7,227,292,488)     (7,227,292,488)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (4,815,205,809)     (4,815,205,809)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,884,703,581)     (7,884,703,581)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (535,180,810)       (535,180,810)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,126,823,955)     (2,126,823,955)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (4,736,525,473)     (4,736,525,473)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                           (13,806,928)   $    (13,806,928)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,170,370,433    $ 12,170,370,433     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              11,768,966,288      11,768,966,288     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              3,296,804,616       3,296,804,616      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 15,602,939,433      15,602,939,433     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            679,380,067         679,380,067        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,305,324,643       2,305,324,643      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,026,789,860       1,026,789,860        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       24,718,278          24,718,278         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,103,797           8,103,797          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 12,643,517          12,643,517          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     14,516,711          14,516,711         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,933,321           2,933,321          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            11,141,233          11,141,233          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,732,685           2,732,685            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                  (10,990,992,481)    (10,990,992,481)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (11,498,942,703)    (11,498,942,703)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (3,227,240,833)     (3,227,240,833)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (14,141,625,063)    (14,141,625,063)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (746,267,316)       (746,267,316)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,293,666,809)     (2,293,666,809)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (583,254,706)       (583,254,706)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                         3,445,374,971    $  3,445,374,971       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2007(A)                       AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,312,544,749    $ 13,312,544,749     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,477,066,272       3,477,066,272      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                273,507,552         273,507,552        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,181,233,587       5,181,233,587      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            224,069,435         224,069,435        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,846,951,288       1,846,951,288      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        1,656,210,462       1,656,210,462        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       39,124,555          39,124,555         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  15,207,056          15,207,056         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    264,646             264,646            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     30,497,618          30,497,618         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                926,390             926,390            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             9,705,455           9,705,455          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            2,841,659           2,841,659          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,834,993,734)    (13,834,993,734)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,411,761,694)     (3,411,761,694)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (286,774,025)       (286,774,025)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,137,778,319)     (5,137,778,319)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (229,935,639)       (229,935,639)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,852,938,689)     (1,852,938,689)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (1,370,002,811)     (1,370,002,811)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (54,034,187)   $    (54,034,187)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                           YEAR ENDED
                                                                  AUGUST 31, 2007(A)                     AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       4,138,948,149    $ 4,138,948,149     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    287,413,419        287,413,419       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    38,897,026         38,897,026        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       236,788,574        236,788,574       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                46,456,948         46,456,948         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              196,800,480        196,800,480        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           7,250,151          7,250,151         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        753,849            753,849           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         9,897              9,897             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         3,529,807          3,529,807         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     9,423              9,423             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,129,670          2,129,670           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  688                688               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (3,904,846,286)    (3,904,846,286)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (333,912,621)      (333,912,621)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (34,463,555)       (34,463,555)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      (179,259,514)      (179,259,514)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (34,960,580)       (34,960,580)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (171,561,426)      (171,561,426)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              299,984,099    $   299,984,099        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 71% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Funds and has determined that the adopting of FIN 48 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

Short-Term Investments Trust


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO

                                                                                       RESOURCE CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                 2007             2006         2005        2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $     1.00    $   1.00    $   1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.05             0.04        0.02        0.01          0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.00             0.00        0.00       (0.00)         0.00
===============================================================================================================================
    Total from investment operations                                0.05             0.04        0.02        0.01          0.01
===============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.05)           (0.04)      (0.02)      (0.01)        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --            (0.00)         --          --            --
===============================================================================================================================
    Total distributions                                            (0.05)           (0.04)      (0.02)      (0.01)        (0.01)
===============================================================================================================================
Net asset value, end of period                                $     1.00       $     1.00    $   1.00    $   1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                     5.16%            4.36%       2.29%       0.85%         1.12%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,128,499       $1,089,107    $902,832    $952,193    $1,239,380
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.32%(b)         0.32%       0.32%       0.32%         0.31%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.38%(b)         0.38%       0.39%       0.38%         0.37%
===============================================================================================================================
Ratio of net investment income to average net assets                5.05%(b)         4.30%       2.24%       0.84%         1.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,150,200,138.

STIC PRIME PORTFOLIO

                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2007           2006        2005        2004       2003
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01       0.01
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     --             --          --       (0.00)        --
========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01       0.01
========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)     (0.01)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   5.21%          4.42%       2.35%       0.86%      1.11%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $570,226       $325,328    $271,872    $151,783    $88,259
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%      0.26%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.39%       0.39%       0.39%      0.38%
========================================================================================================================
Ratio of net investment income to average net assets              5.09%(b)       4.37%       2.32%       0.85%      1.12%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $451,653,811.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.00        0.00        0.00       (0.00)
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --       (0.00)      (0.00)         --
=========================================================================================================================
    Total distributions                                          (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.00%          4.21%       2.21%       0.82%       1.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $375,750       $352,874    $301,176    $337,798    $624,053
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.27%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.40%       0.40%       0.39%       0.39%
=========================================================================================================================
Ratio of net investment income to average net assets              4.87%(b)       4.11%       2.17%       0.79%       1.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $367,837,999.

GOVERNMENT & AGENCY PORTFOLIO

                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05           0.04        0.02        0.01        0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.00)      (0.00)      (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.05           0.04        0.02        0.01        0.01
=========================================================================================================================
Less dividends from net investment income                        (0.05)         (0.04)      (0.02)      (0.01)      (0.01)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   5.14%          4.32%       2.28%       0.87%       1.13%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $297,561       $293,839    $230,735    $387,168    $371,428
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.28%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.35%(b)       0.36%       0.37%       0.35%       0.35%
=========================================================================================================================
Ratio of net investment income to average net assets              5.02%(b)       4.29%       2.26%       0.87%       1.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $313,105,813.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                 RESOURCE CLASS
                                                              -----------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------
                                                               2007          2006       2005      2004       2003
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.04      0.02       0.01       0.01
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00          0.00      0.00       0.00       0.00
===================================================================================================================
    Total from investment operations                             0.05          0.04      0.02       0.01       0.01
===================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.05)        (0.04)    (0.02)     (0.01)     (0.01)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --        --      (0.00)     (0.00)
===================================================================================================================
    Total distributions                                         (0.05)        (0.04)    (0.02)     (0.01)     (0.01)
===================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $ 1.00    $  1.00    $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                  5.04%         4.24%     2.22%      0.83%      1.08%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $53,228       $25,859    $6,906    $10,557    $15,236
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.28%(b)      0.28%     0.28%      0.28%      0.29%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.50%(b)      0.57%     0.61%      0.53%      0.53%
===================================================================================================================
Ratio of net investment income to average net assets             4.92%(b)      4.15%     2.24%      0.82%      1.05%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $58,108,408.

Short-Term Investments Trust

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Resource Class Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2007, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Resource Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      You may use the information in this table,   of 5% per year before expenses, which is
                                             together with the amount you invested, to    not the Fund's actual return.
As a shareholder in the Resource Class,      estimate the expenses that you paid over
you incur ongoing costs, including           the period. Simply divide your account          The hypothetical account values and
management fees, distribution and/or         value by $1,000 (for example, an $8,600      expenses may not be used to estimate the
service (12b-1) fees and other Fund          account value divided by $1,000 = 8.6),      actual ending account balance or expenses
expenses. This example is intended to help   then multiply the result by the number in    you paid for the period. You may use this
you understand your ongoing costs (in        the table under the heading entitled         information to compare the ongoing costs
dollars) of investing in the Funds and       "Actual Expenses Paid During Period" to      of investing in the Fund and other funds.
compare these costs with ongoing costs of    estimate the expenses you paid on your       To do so, compare this 5% hypothetical
investing in other mutual funds. The         account during this period.                  example with the 5% hypothetical examples
example is based on an investment of                                                      that appear in the shareholder reports of
$1,000 invested at the beginning of the      Hypothetical example for comparison          the other funds.
period and held for the entire period        purposes
March 1, 2007, through August 31, 2007.                                                      Please note that the expenses shown in
                                             The table below also provides information    the table are meant to highlight your
Actual expenses                              about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
The table below provides information about   actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
actual account values and actual expenses.   of return                                    help you determine the relative total
                                                                                          costs of owning different funds.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
     FUND           (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
Liquid Assets      $1,000.00              $1,025.70               $1.63         $1,023.59            $1.63             0.32%
STIC Prime          1,000.00               1,026.00                1.43          1,023.79             1.43             0.28
Treasury            1,000.00               1,024.50                1.43          1,023.79             1.43             0.28
Government
& Agency            1,000.00               1,025.50                1.43          1,023.79             1.43             0.28
Government
TaxAdvantage        1,000.00               1,025.00                1.43          1,023.79             1.43             0.28

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August 31,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of Short   expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Term Investments Trust (the Trust) is        Investments Committee considers each         changes that may have occurred since that
required under the Investment Company Act    Sub-Committee's recommendations and makes    date, including but not limited to changes
of 1940 to approve annually the renewal of   its own recommendations regarding the        to each Fund's performance, advisory fees,
each series portfolio of the Trust's         performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
(each, a Fund) investment advisory           Funds to the full Board. Moreover, the
agreement with A I M Advisors, Inc. (AIM).   Investments Committee considers each         A. NATURE, EXTENT AND QUALITY OF SERVICES
During contract renewal meetings held on     SubCommittee's recommendations in making        PROVIDED BY AIM
June 25-27, 2007, the Board as a whole and   its annual recommendation to the Board
the disinterested or "independent"           whether to approve the continuance of each   The Board reviewed the advisory services
Trustees, voting separately, approved the    AIM Fund's investment advisory agreement     provided to each Fund by AIM under the
continuance of each Fund's investment        and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
advisory agreement for another year,         (advisory agreements), for another year.     of AIM in providing these services, and
effective July 1, 2007. In doing so, the                                                  the credentials and experience of the
Board determined that each Fund's advisory      The independent Trustees, as mentioned    officers and employees of AIM who provide
agreement is in the best interests of the    above, are assisted in their annual          these services. The Board's review of the
Fund and its shareholders and that the       evaluation of the advisory agreements by     qualifications of AIM to provide these
compensation to AIM under each Fund's        the independent Senior Officer. One          services included the Board's
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of each Fund's       during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to each Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of each
full-time officer of the AIM Funds who       Officer has recommended that an              Fund's advisory agreement. In addition,
reports directly to the independent          independent written evaluation be provided   based on their ongoing meetings throughout
Trustees. The following discussion more      and, upon the direction of the Board, has    the year with each Fund's portfolio
fully describes the process employed by      prepared an independent written              managers, the Board concluded that these
the Board to evaluate the performance of     evaluation.                                  individuals are competent and able to
the AIM Funds (including each Fund)                                                       continue to carry out their
throughout the year and, more                   During the annual contract renewal        responsibilities under each Fund's
specifically, during the annual contract     process, the Board considered the factors    advisory agreement.
renewal meetings.                            discussed below under the heading "Factors
                                             and Conclusions and Summary of Independent      In determining whether to continue each
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    Fund's advisory agreement, the Board
                                             fairness and reasonableness of each Fund's   considered the prior relationship between
The Board's Investments Committee has        advisory agreement at the contract renewal   AIM and the Fund, as well as the Board's
established three Sub-Committees which are   meetings and at their meetings throughout    knowledge of AIM's operations, and
responsible for overseeing the management    the year as part of their ongoing            concluded that it was beneficial to
of a number of the series portfolios of      oversight of the Fund. Each Fund's           maintain the current relationship, in
the AIM Funds. This SubCommittee structure   advisory agreement was considered            part, because of such knowledge. The Board
permits the Trustees to focus on the         separately, although the Board also          also considered the steps that AIM and its
performance of the AIM Funds that have       considered the common interests of all of    affiliates have taken over the last
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    several years to improve the quality and
meet throughout the year to review the       Board comprehensively considered all of      efficiency of the services they provide to
performance of their assigned funds, and     the information provided to them and did     the Funds in the areas of investment
the Sub-Committees review monthly and        not identify any particular factor that      performance, product line diversification,
quarterly comparative performance            was controlling. Furthermore, each Trustee   distribution, fund operations, shareholder
information and periodic asset flow data     may have evaluated the information           services and compliance. The Board
for their assigned funds. These materials    provided differently from one another and    concluded that the quality and efficiency
are prepared under the direction and         attributed different weight to the various   of the services AIM and its affiliates
supervision of the independent Senior        factors. The Trustees recognized that the    provide to the AIM Funds in each of these
Officer. Over the course of each year, the   advisory arrangements and resulting          areas have generally improved, and support
SubCommittees meet with portfolio managers   advisory fees for each Fund and the other    the Board's approval of the continuance of
for their assigned funds and other members   AIM Funds are the result of years of         each Fund's advisory agreement.
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      B. FUND PERFORMANCE
objective(s), policies, strategies and       focus to a greater extent on certain
limitations of these funds.                  aspects of these arrangements in some        GOVERNMENT & AGENCY PORTFOLIO
                                             years than others, and that the Trustees'
   In addition to their meetings             deliberations and conclusions in a           The Board compared the Fund's performance
throughout the year, the Sub-Committees      particular year may be based in part on      during the past one, three and five
meet at designated contract renewal          their deliberations and conclusions of       calendar years to the performance of funds
meetings each year to conduct an in-depth    these same arrangements throughout the       in the Fund's Lipper peer group that are
review of the performance, fees and          year and in prior years.                     not managed by AIM, and against the
expenses of their assigned funds. During                                                  performance of all funds in the Lipper
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Institutional U.S. Government Money Market
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           Funds Index. The Board also reviewed the
data regarding all the AIM Funds prepared                                                 methodology used by Lipper to identify the
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Fund's peers. The Board noted that the
under the direction and supervision of the   of the Senior Officer's independent          Fund's performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             median performance of its peers for the
prepares a separate analysis of this         discussion of the material factors and       one, three and five year periods. The
information for the Trustees. Each           related conclusions that formed the basis    Board noted that the Fund's performance
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      was comparable to the performance of the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Index for the one, three and five year
performance, fees and                        stated, information set forth below is as    periods. The Board also considered the
                                             of                                           steps AIM has taken over the last several
                                                                                          years to improve the quality and
                                                                                          efficiency of the services that AIM
                                                                                          provides to the AIM

                                                                                                                         (continued)

Short-Term Investments Trust

Funds. The Board concluded that AIM          formance of funds in the Fund's Lipper       strategies comparable to those of the
continues to be responsive to the Board's    peer group that are not managed by AIM,      Fund, including one mutual fund advised by
focus on fund performance. Although the      and against the performance of all funds     AIM. The Board noted that the Fund's rate
independent written evaluation of the        in the Lipper Institutional Money Market     was below the rate for the mutual fund.
Fund's Senior Officer (discussed below)      Funds Index. The Board also reviewed the
only considered Fund performance through     methodology used by Lipper to identify the      The Board noted that AIM has
the most recent calendar year, the Board     Fund's peers. The Board noted that the       contractually agreed to waive fees and/or
also reviewed more recent Fund performance   Fund's performance was comparable to the     limit expenses of the Fund through at
and this review did not change their         median performance of its peers for the      least June 30, 2008 in an amount necessary
conclusions.                                 one, three and five year periods. The        to limit total annual operating expenses
                                             Board noted that the Fund's performance      to a specified percentage of average daily
GOVERNMENT TAXADVANTAGE PORTFOLIO            was comparable to the performance of the     net assets for each class of the Fund. The
                                             Index for the one, three and five year       Board considered the contractual nature of
The Board compared the Fund's performance    periods. The Board also considered the       this fee waiver and noted that it remains
during the past one, three and five          steps AIM has taken over the last several    in effect until at least June 30, 2008.
calendar years to the performance of funds   years to improve the quality and             The Board reviewed the Fund's effective
in the Fund's Lipper peer group that are     efficiency of the services that AIM          advisory fee rate, after taking account of
not managed by AIM, and against the          provides to the AIM Funds. The Board         this expense limitation, and considered
performance of all funds in the Lipper       concluded that AIM continues to be           the effect this expense limitation would
Institutional U.S. Government Money Market   responsive to the Board's focus on fund      have on the Fund's estimated total
Funds Index. The Board also reviewed the     performance. Although the independent        expenses. The Board concluded that the
methodology used by Lipper to identify the   written evaluation of the Fund's Senior      levels of fee waivers/expense limitations
Fund's peers. The Board noted that the       Officer (discussed below) only considered    for the Fund were fair and reasonable.
Fund's performance was comparable to the     Fund performance through the most recent
median performance of its peers for the      calendar year, the Board also reviewed          After taking account of the Fund's
one, three and five year periods. The        more recent Fund performance and this        contractual advisory fee rate, as well as
Board noted that the Fund's performance      review did not change their conclusions.     the comparative advisory fee information
was comparable to the performance of the                                                  and the expense limitation discussed
Index for the one, three and five year       TREASURY PORTFOLIO                           above, the Board concluded that the Fund's
periods. The Board also considered the                                                    advisory fees were fair and reasonable.
steps AIM has taken over the last several    The Board compared the Fund's performance
years to improve the quality and             during the past one, three and five          GOVERNMENT TAXADVANTAGE PORTFOLIO
efficiency of the services that AIM          calendar years to the performance of funds
provides to the AIM Funds. The Board         in the Fund's Lipper peer group that are        The Board compared the Fund's
concluded that AIM continues to be           not managed by AIM, and against the          contractual advisory fee rate to the
responsive to the Board's focus on fund      performance of all funds in the Lipper       contractual advisory fee rates of funds in
performance. Although the independent        Institutional U.S. Treasury Money Market     the Fund's Lipper peer group that are not
written evaluation of the Fund's Senior      Funds Index. The Board also reviewed the     managed by AIM, at a common asset level
Officer (discussed below) only considered    methodology used by Lipper to identify the   and as of the end of the past calendar
Fund performance through the most recent     Fund's peers. The Board noted that the       year. The Board noted that the Fund's
calendar year, the Board also reviewed       Fund's performance was comparable to the     advisory fee rate was below the median
more recent Fund performance and this        median performance of its peers for the      advisory fee rate of its peers. The Board
review did not change their conclusions.     one, three and five year periods. The        also reviewed the methodology used by
                                             Board noted that the Fund's performance      Lipper and noted that the contractual fee
LIQUID ASSETS PORTFOLIO                      was above the performance of the Index for   rates shown by Lipper include any
                                             the one and three year periods, and above    applicable long-term contractual fee
The Board compared the Fund's performance    such Index for the five year period. The     waivers. The Board also compared the
during the past one, three and five          Board also considered the steps AIM has      Fund's contractual advisory fee rate to
calendar years to the performance of funds   taken over the last several years to         the contractual advisory fee rates of
in the Fund's Lipper peer group that are     improve the quality and efficiency of the    other clients of AIM and its affiliates
not managed by AIM, and against the          services that AIM provides to the AIM        with investment strategies comparable to
performance of all funds in the Lipper       Funds. The Board concluded that AIM          those of the Fund, including one mutual
Institutional Money Market Funds Index.      continues to be responsive to the Board's    fund advised by AIM. The Board noted that
The Board also reviewed the methodology      focus on fund performance. Although the      the Fund's rate was above the rate for the
used by Lipper to identify the Fund's        independent written evaluation of the        mutual fund.
peers. The Board noted that the Fund's       Fund's Senior Officer (discussed below)
performance was comparable to the median     only considered Fund performance through        The Board noted that AIM has
performance of its peers for the one,        the most recent calendar year, the Board     contractually agreed to waive fees and/or
three and five year periods. The Board       also reviewed more recent Fund performance   limit expenses of the Fund through at
noted that the Fund's performance was        and this review did not change their         least June 30, 2008 in an amount necessary
comparable to the performance of the Index   conclusions.                                 to limit total annual operating expenses
for the one, three and five year periods.                                                 to a specified percentage of average daily
The Board also considered the steps AIM      C. ADVISORY FEES AND FEE WAIVERS             net assets for each class of the Fund. The
has taken over the last several years to                                                  Board considered the contractual nature of
improve the quality and efficiency of the    GOVERNMENT & AGENCY PORTFOLIO                this fee waiver and noted that it remains
services that AIM provides to the AIM                                                     in effect until at least June 30, 2008.
Funds. The Board concluded that AIM          The Board compared the Fund's contractual    The Board reviewed the Fund's effective
continues to be responsive to the Board's    advisory fee rate to the contractual         advisory fee rate, after taking account of
focus on fund performance. Although the      advisory fee rates of funds in the Fund's    this expense limitation, and considered
independent written evaluation of the        Lipper peer group that are not managed by    the effect this expense limitation would
Fund's Senior Officer (discussed below)      AIM, at a common asset level and as of the   have on the Fund's estimated total
only considered Fund performance through     end of the past calendar year. The Board     expenses. The Board concluded that the
the most recent calendar year, the Board     noted that the Fund's advisory fee rate      levels of fee waivers/expense limitations
also reviewed more recent Fund performance   was below the median advisory fee rate of    for the Fund were fair and reasonable.
and this review did not change their         its peers. The Board also reviewed the
conclusions.                                 methodology used by Lipper and noted that       After taking account of the Fund's
                                             the contractual fee rates shown by Lipper    contractual advisory fee rate, as well as
STIC PRIME PORTFOLIO                         include any applicable long-term             the comparative advisory fee information
                                             contractual fee waivers. The Board also      and the expense limitation discussed
The Board compared the Fund's performance    compared the Fund's contractual advisory     above, the Board concluded that the Fund's
during the past one, three and five          fee rate to the contractual advisory fee     advisory fees were fair and reasonable.
calendar years to the per-                   rates of other clients of AIM and its
                                             affiliates with investment

                                                                                                                         (continued)

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

The Board compared the Fund's contractual    necessary to limit total annual operating    include any breakpoints. The Board
advisory fee rate to the contractual         expenses to a specified percentage of        considered whether it would be appropriate
advisory fee rates of funds in the Fund's    average daily net assets for each class of   to add advisory fee breakpoints for each
Lipper peer group that are not managed by    the Fund. The Board considered the           Fund or whether, due to the nature of each
AIM, at a common asset level and as of the   contractual nature of this fee waiver and    Fund and the advisory fee structures of
end of the past calendar year. The Board     noted that it remains in effect until at     comparable funds, it was reasonable to
noted that the Fund's advisory fee rate      least June 30, 2008. The Board reviewed      structure the advisory fee without
was below the median advisory fee rate of    the Fund's effective advisory fee rate,      breakpoints. Based on this review, the
its peers. The Board also reviewed the       after taking account of this expense         Board concluded that it was not necessary
methodology used by Lipper and noted that    limitation, and considered the effect this   to add breakpoints to the Funds' advisory
the contractual fee rates shown by Lipper    expense limitation would have on the         fee schedule. Based on this information,
include any applicable long-term             Fund's estimated total expenses. The Board   the Board concluded that, absent
contractual fee waivers. The Board also      concluded that the levels of fee waivers/    breakpoints, each Fund's contractual
compared the Fund's contractual advisory     expense limitations for the Fund were fair   advisory fees remain constant and do not
fee rate to the contractual advisory fee     and reasonable.                              reflect economies of scale. The Board also
rates of other clients of AIM and its                                                     noted that each Fund shares directly in
affiliates with investment strategies           After taking account of the Fund's        economies of scale through lower fees
comparable to those of the Fund, including   contractual advisory fee rate, as well as    charged by third party service providers
one mutual fund advised by AIM and two       the comparative advisory fee information     based on the combined size of all of the
private funds sub-advised by an AIM          and the expense limitation discussed         AIM Funds and affiliates.
affiliate. The Board noted that the Fund's   above, the Board concluded that the Fund's
rate was: (i) the same as the rate for the   advisory fees were fair and reasonable.      GOVERNMENT TAXADVANTAGE PORTFOLIO
mutual fund; and (ii) above the rates for
the two private funds.                       TREASURY PORTFOLIO                           The Board considered the extent to which
                                                                                          there are economies of scale in AIM's
   The Board noted that AIM has              The Board compared the Fund's contractual    provision of advisory services to the
contractually agreed to waive fees and/or    advisory fee rate to the contractual         Fund. The Board also considered whether
limit expenses of the Fund through at        advisory fee rates of funds in the Fund's    the Fund benefits from such economies of
least June 30, 2008 in an amount necessary   Lipper peer group that are not managed by    scale through contractual breakpoints in
to limit total annual operating expenses     AIM, at a common asset level and as of the   the Fund's advisory fee schedule or
to a specified percentage of average daily   end of the past calendar year. The Board     through advisory fee waivers or expense
net assets for each class of the Fund. The   noted that the Fund's advisory fee rate      limitations. The Board noted that the
Board considered the contractual nature of   was below the median advisory fee rate of    Fund's contractual advisory fee schedule
this fee waiver and noted that it remains    its peers. The Board also reviewed the       includes two breakpoints and that the
in effect until at least June 30, 2008.      methodology used by Lipper and noted that    level of the Fund's advisory fees, as a
The Board reviewed the Fund's effective      the contractual fee rates shown by Lipper    percentage of the Fund's net assets, has
advisory fee rate, after taking account of   include any applicable long-term             decreased as net assets increased because
this expense limitation, and considered      contractual fee waivers. The Board noted     of the breakpoints. Based on this
the effect this expense limitation would     that AIM does not serve as an advisor to     information, the Board concluded that the
have on the Fund's estimated total           other mutual funds or other clients with     Fund's advisory fees appropriately reflect
expenses. The Board concluded that the       investment strategies comparable to those    economies of scale at current asset
levels of fee waivers/expense limitations    of the Fund.                                 levels. The Board also noted that the Fund
for the Fund were fair and reasonable.                                                    shares directly in economies of scale
                                                The Board noted that AIM has              through lower fees charged by third party
   After taking account of the Fund's        contractually agreed to waive fees and/or    service providers based on the combined
contractual advisory fee rate, as well as    limit expenses of the Fund through at        size of all of the AIM Funds and
the comparative advisory fee information     least June 30, 2008 in an amount necessary   affiliates.
and the expense limitation discussed         to limit total annual operating expenses
above, the Board concluded that the Fund's   to a specified percentage of average daily   E. PROFITABILITY AND FINANCIAL RESOURCES
advisory fees were fair and reasonable.      net assets for each class of the Fund. The      OF AIM
                                             Board considered the contractual nature of
STIC PRIME PORTFOLIO                         this fee waiver and noted that it remains    The Board reviewed information from AIM
                                             in effect until at least June 30, 2008.      concerning the costs of the advisory and
The Board compared the Fund's contractual    The Board reviewed the Fund's effective      other services that AIM and its affiliates
advisory fee rate to the contractual         advisory fee rate, after taking account of   provide to each Fund and the profitability
advisory fee rates of funds in the Fund's    this expense limitation, and considered      of AIM and its affiliates in providing
Lipper peer group that are not managed by    the effect this expense limitation would     these services. The Board also reviewed
AIM, at a common asset level and as of the   have on the Fund's estimated total           information concerning the financial
end of the past calendar year. The Board     expenses. The Board concluded that the       condition of AIM and its affiliates. The
noted that the Fund's advisory fee rate      levels of fee waivers/expense limitations    Board also reviewed with AIM the
was comparable to the median advisory fee    for the Fund were fair and reasonable.       methodology used to prepare the
rate of its peers. The Board also reviewed                                                profitability information. The Board
the methodology used by Lipper and noted        After taking account of the Fund's        considered the overall profitability of
that the contractual fee rates shown by      contractual advisory fee rate, as well as    AIM, as well as the profitability of AIM
Lipper include any applicable long-term      the comparative advisory fee information     in connection with managing each Fund. The
contractual fee waivers. The Board also      and the expense limitation discussed         Board noted that AIM continues to operate
compared the Fund's contractual advisory     above, the Board concluded that the Fund's   at a net profit, although increased
fee rate to the contractual advisory fee     advisory fees were fair and reasonable.      expenses in recent years have reduced the
rates of other clients of AIM and its                                                     profitability of AIM and its affiliates.
affiliates with investment strategies        D. ECONOMIES OF SCALE AND BREAKPOINTS        The Board concluded that each Fund's
comparable to those of the Fund, including                                                advisory fees were fair and reasonable,
one mutual fund advised by AIM and two       GOVERNMENT & AGENCY PORTFOLIO, LIQUID        and that the level of profits realized by
private funds sub-advised by an AIM          ASSETS PORTFOLIO, STIC PRIME PORTFOLIO AND   AIM and its affiliates from providing
affiliate. The Board noted that the Fund's   TREASURY PORTFOLIO                           services to each Fund was not excessive in
rate was: (i) the same as the rate for the                                                light of the nature, quality and extent of
mutual fund; and (ii) above the rates for    The Board considered the extent to which     the services provided. The Board
the two private funds.                       there are economies of scale in AIM's        considered whether AIM is financially
                                             provision of advisory services to each       sound and has the resources necessary to
   The Board noted that AIM has              Fund. The Board also considered whether      perform its obligations under the Funds'
contractually agreed to waive fees and/or    each Fund benefits from such economies of    advisory agreement, and concluded that AIM
limit expenses of the Fund through at        scale through contractual breakpoints in     has the financial resources necessary to
least June 30, 2008 in an amount             the Fund's advisory fee schedule or          fulfill these obligations.
                                             through advisory fee waivers or expense
                                             limitations. The Board noted that the
                                             Funds' contractual advisory fee schedules
                                             do not

                                                                                                                         (continued)

Short-Term Investments Trust

F. INDEPENDENT WRITTEN EVALUATION OF THE
   FUNDS' SENIOR OFFICER

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

G. COLLATERAL BENEFITS TO AIM AND ITS
   AFFILIATES

The Board considered various other
benefits received by AIM and its
affiliates resulting from AIM's
relationship with the Funds, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Funds. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to each Fund.

   The Board considered the benefits
realized by AIM as a result of portfolio brokerage transactions executed through
"soft dollar" arrangements. Under these
arrangements, portfolio brokerage
commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM's expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for each Fund and may therefore benefit Fund shareholders. The
Board concluded that AIM's soft dollar
arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

Short-Term Investments Trust

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

    Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:


FEDERAL AND STATE INCOME TAX

                                                  LONG TERM                               CORPORATE DIVIDENDS
                                                   CAPITAL          QUALIFIED DIVIDEND         RECEIVED           U.S. TREASURY
                                              GAIN DISTRIBUTIONS         INCOME*              DEDUCTION*           OBLIGATIONS*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                --                 0.00%                  0.00%                 0.02%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                   --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                     --                 0.00%                  0.00%                 0.20%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                          --                 0.00%                  0.00%                   --
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                      --                 0.00%                  0.00%                   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                 QUALIFIED        QUALIFIED INTEREST
                                                              SHORT-TERM GAINS         INCOME**
----------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                --               43.39%
----------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   --               76.40%
----------------------------------------------------------------------------------------------------
Treasury Portfolio                                                $12,772                 100%
----------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                          --                 100%
----------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 $   199                 100%
____________________________________________________________________________________________________
====================================================================================================

** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for each Fund are as follows:

                                             NOVEMBER 30, 2006       FEBRUARY 28, 2007       MAY 31, 2007       AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                              100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                 100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                   100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                        100%                    100%                 100%                 100%
---------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                  99.98%                  99.99%               99.98%               99.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Short-Term Investments Trust

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee and Executive                      President, A I M Management Group Inc.
  Vice President                             (financial services holding company),
                                             AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1980       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1981       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Short-Term Investments Trust

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1989       Head of INVESCO's World Wide Fixed        N/A
  President and Principal                    Income and Cash Management Group;
  Executive Officer                          Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link that reads, "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Funds' Form N-Q filings on the SEC Web site, sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC
Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC
Web site, sec.gov.

Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Funds from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                                                                              [AIM INVESTMENTS LOGO]
AIMinvestments.com               STIT-AR-4       Fund Management Company                                    --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                          Percentage of Fees
                                          Billed Applicable                            Percentage of Fees
                                             to Non-Audit                             Billed Applicable to
                                          Services Provided                            Non-Audit Services
                      Fees Billed for    for fiscal year end                           Provided for fiscal
                     Services Rendered     2007 Pursuant to       Fees Billed for         year end 2006
                     to the Registrant        Waiver of        Services Rendered to    Pursuant to Waiver
                        for fiscal           Pre-Approval       the Registrant for       of Pre-Approval
                       year end 2007        Requirement(1)     fiscal year end 2006      Requirement(1)
                     -----------------   -------------------   --------------------   --------------------
Audit Fees                $128,555               N/A                 $126,365                 N/A
Audit-Related Fees        $      0                0%                 $      0                  0%
Tax Fees(2)               $ 21,295                0%                 $ 22,913                  0%
All Other Fees            $      0                0%                 $      0                  0%
                          --------                                   --------
Total Fees                $149,850                0%                 $149,278                  0%

     PWC billed the Registrant aggregate non-audit fees of $21,295 for the fiscal year ended 2007, and $22,913 for the fiscal year ended 2006, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax Fees for the fiscal year end August 31, 2007 includes fees billed for reviewing tax returns. Tax fees for fiscal year end August 31, 2006 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed A I M Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                      Rendered to AIM and   Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2007    Provided for fiscal   fiscal year end 2006    Provided for fiscal
                      That Were Required        year end 2007       That Were Required        year end 2006
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                      by the Registrant's      of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees            $0                     0%                     $0                      0%
Tax Fees                      $0                     0%                     $0                      0%
All Other Fees                $0                     0%                     $0                      0%
                             ---                                           ---
Total Fees (2)                $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2007, and $0 for the fiscal year ended 2006, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust


By: /s/ KAREN DUNN KELLEY
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: November 9, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ KAREN DUNN KELLEY
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: November 9, 2007


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 9, 2007

                                  EXHIBIT INDEX

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.